Registration No. 333-63401

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 21

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 257

(Check appropriate box or boxes)

Principal Life Insurance Company Separate Account B
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(Exact Name of Registrant)

Principal Life Insurance Company
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(Name of Depositor)

The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)

(515) 362-1784
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Depositor's Telephone Number, including Area Code

Steve Gallaher

The Principal Financial Group Des Moines, Iowa 50392
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(Name and Address of Agent for Service)

Title of Securities Being Registered: Principal® Freedom Variable Annuity Contract

It is proposed that this filing will become effective (check appropriate box)
____    immediately upon filing pursuant to paragraph (b) of Rule 485
_X__    on May 1, 2019 pursuant to paragraph (b) of Rule 485
____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
____    on (date) pursuant to paragraph (a)(1) of Rule 485
____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRINCIPAL ® FREEDOM VARIABLE ANNUITY

ISSUED BY PRINCIPAL LIFE INSURANCE COMPANY (THE "COMPANY")

This Prospectus is dated May 1, 2019

The Company no longer offers or issues the Contract. This Prospectus is only for the use of the current Contract owners.

The individual flexible premium deferred variable annuity contract ("Contract") described in this Prospectus is funded with the Principal Life Insurance Company Separate Account B ("Separate Account") and a fixed account ("Fixed Account"). The Fixed Account is a part of our General Account. The assets of each division of the Separate Account are invested in shares of a corresponding underlying mutual fund (the "underlying mutual funds"). The divisions available through the Contract are:

American Century Variable Portfolios, Inc. – Class I	Principal Variable Contracts Funds, Inc. – Class 1 (cont.)
• Income & Growth Fund	• Government & High Quality Bond Account
Fidelity Variable Insurance Products — Initial Class	• LargeCap Growth Account I
• Government Money Market Portfolio(1)	• LargeCap S&P 500 Index Account
Franklin Templeton Variable Insurance Products Trust – Class 2	• MidCap Account(2)
• Templeton Growth VIP Fund	• Short-Term Income Account
Principal Variable Contracts Funds, Inc. – Class 1	• SmallCap Account
• Core Plus Bond Account
• Diversified International Account
• Equity Income Account

(1)	All references to the Money Market Division in this prospectus will mean the Fidelity VIP Government Money Market Division.

(2)	Effective August 16, 2013, the MidCap Account is no longer available to customers with an application signature date on or after August 16, 2013.
This prospectus provides information about the Contract and the Separate Account that you ought to know before investing. It should be read and retained for future reference. Additional information about the Contract is included in the Statement of Additional Information ("SAI"), dated May 1, 2019, which has been filed with the Securities and Exchange Commission (the "Commission"). The SAI is legally a part of this prospectus. The table of contents of the SAI is at the end of this prospectus. You may obtain a free copy of the SAI by writing or calling:
Principal ® Freedom Variable Annuity
Principal Financial Group
P. O. Box 9382
Des Moines, Iowa 50306-9382
Telephone: 1-800-852-4450
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for underlying mutual funds available as investment options under your life insurance policy or annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive such reports electronically, you will not be affected by this change, and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Company electronically by following the instructions provided by the Company.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of the reports, you can inform the Company by calling 1-800-247-9988 if you have a life insurance policy or 1-800-852-4450 if you have an annuity contract. Your election to receive reports in paper will apply to all underlying mutual funds available as investment options under your life insurance policy or annuity contract.

An investment in the Contract is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
This prospectus is valid only when attached to the current prospectuses for the underlying mutual funds.
The Contract offered by this prospectus may not be available in all states. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

GLOSSARY
account – series or portfolio of a mutual fund in which a division invests.
accumulated value – an amount equal to the Fixed Account value plus the Separate Account value.
annuitant – the person, including any joint annuitant, on whose life the annuity payment is based. This person may or may not be the owner.
annuitization date – the date the owner’s accumulated value is applied, under an annuity payment option, to make income payments.
contract date – the date that the Contract is issued and which is used to determine contract years.
contract year – the one-year period beginning on the contract date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary (for example, if the contract date is June 5, 2006, the first contract year ends on June 4, 2007, and the first contract anniversary is June 5, 2007).
Fixed Account – an account which earns guaranteed interest.
home office – the office where notices, requests and purchase payments must be sent. All amounts payable to us under the Contract are payable through the home office.
investment options – the Fixed Account and Separate Account divisions.
joint annuitant – one of the annuitants on whose life the annuity benefit payment is based. Any reference to the death of the annuitant means the death of the first annuitant to die.
joint owner – an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Any reference to the death of the owner means the death of the first owner to die.
non-qualified contract – a contract which does not qualify for favorable tax treatment under the Internal Revenue Code as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA or Tax Sheltered Annuity.
notice – any form of communication received by us, at the home office, either in writing or in another form approved by us in advance.
owner – the person, including joint owner, who owns all the rights and privileges of this Contract.
purchase payments – the gross amount contributed to the Contract. Fixed Account purchase payments include transfers into the Fixed Account from any division.
qualified plans – retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code (the “Code”).
Separate Account Division (division(s)) – a part of the Separate Account which invests in shares of an underlying mutual fund.
transfer – moving all or a portion of your accumulated value to or among one investment option or another. Simultaneous transfers are considered to be one transfer for purposes of calculating the transfer fee, if any.
underlying mutual fund – a registered open-end investment company, or a separate division or portfolio thereof, in which a division invests.
unit – the accounting measure used to calculate the value of a division prior to annuitization date.
unit value – a measure used to determine the value of an investment in a division.
valuation date – each day the New York Stock Exchange (“NYSE”) is open.
valuation period – the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. (3:00 p.m. C.T.) on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.
we, our, us – Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.
written request – actual delivery to the Company at the home office of a written notice or request, signed and dated, on a form we supply or approve. Your notice may be mailed to:
Principal ® Freedom Variable Annuity
Principal Financial Group
P. O. Box 9382
Des Moines, Iowa 50306-9382

SUMMARY OF EXPENSE INFORMATION
The tables below describe the fees and expenses that you will pay when buying, owning and surrendering the Contract.
The following table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer cash value between investment options.

Contract owner transaction expenses
Sales charge imposed on purchase payments (as a percentage of purchase payments)	• none
Maximum surrender charge (as a percentage of amount surrendered) • surrenders from the Separate Account • surrenders from the Fixed Account(1)	• none • 6%
Transfer Fee (as a percentage of amount transferred) • transfer from Separate Account • transfer from Fixed Account(1)	• none • 6%
State Premium Taxes (vary by state) • guaranteed maximum • current	• 3.5% of purchase payments made • zero

(1)Table of Fixed Account Surrender Charges and Transfer Fees
Number of completed contract years since each Fixed Account purchase payment* was made	Surrender charge and transfer fee applied to Fixed Account surrenders and transfers beyond Free Transaction Amount
0 (year of purchase payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%

*	Includes amounts transferred to the Fixed Account from divisions. Each Fixed Account purchase payment begins in year 0 for purposes of calculating the percentage applied to that payment
Please note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transfer fees and/or impose restrictions on transfers.
The following table describes the fees and expenses that are deducted periodically during the time that you own the Contract, not including underlying mutual fund fees and expenses.

Periodic Expenses
Separate Account Annual Expenses (as a percentage of separate account accumulated value)
• guaranteed maximum Mortality and Expense Risks Charge Administration Charge Total Separate Account Annual Expense	1.25% 0.15% 1.40%
• current Mortality and Expense Risks Charge Administration Charge Total Separate Account Annual Expense	0.85% 0.00% 0.85%

This table shows the minimum and maximum total operating expenses, charged by the underlying mutual funds, that you may pay periodically during the time that you own the contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2018
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.25%	1.08%
The annual fees and expenses charged by each underlying mutual fund are shown in each fund’s current prospectus.
Example
This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying mutual fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below.
This example reflects the maximum charges imposed if you were to purchase the Contract. Also reflects the minimum and maximum annual underlying mutual fund operating expenses as of December 31, 2018 (without voluntary waivers of fees by the underlying funds, if any). This example assumes:

•	a $10,000 investment in the Contract for the time periods indicated;

•	a 5% return each year;

•	no annual contract fee;

•	all the accumulated value is invested in the Separate Account divisions; and

•	the total Separate Account charges associated with the most expensive combination of optional benefits with highest/lowest fund expense

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you fully annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.08%)	$244	$750	$1,281	$2,731	$244	$750	$1,281	$2,731	$244	$750	$1,281	$2,731
Minimum Total Underlying Mutual Fund Operating Expenses (0.25%)	$163	$503	$867	$1,888	$163	$503	$867	$1,888	$163	$503	$867	$1,888
SUMMARY
This prospectus describes an individual flexible premium variable annuity offered by the Company. The Contract is designed to provide individuals with retirement benefits, including plans and trusts that do not qualify for special tax treatment under the Code and for purchase by persons participating in individual retirement annuity plans that meet the requirements of Section 408 of the Code.
A significant advantage of the Contract is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Contract to fund a tax-qualified retirement account does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Contract does provide benefits such as lifetime income payments, family protection through death benefits and asset allocation.
This is a brief summary of the Contract’s features. More detailed information follows later in this prospectus.

Investment Limitations

•	Initial purchase payment must be $10,000 or more.

•	Each subsequent purchase payment must be $50 or more.

•	The total purchase payments made during the life of the Contract may not be greater than $2 million.
You may allocate your net purchase payments to the investment options.

•
A complete list of the divisions may be found in the TABLE OF SEPARATE ACCOUNT DIVISIONS. Each Division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund.

•	The investment options also include the Fixed Account.
Transfers (see Separate Account Division Transfers for additional restrictions)

•	During the accumulation period:

•	from the divisions:

•	dollar amount or percentage of transfer must be specified; and

•	transfer may occur on scheduled or unscheduled basis.

•	from the Fixed Account:

•	percentage or dollar amount of transfer must be specified; and

•	amounts available for transfer without payment of a transfer fee are limited (see Fixed Account Transfers, Total and Partial Surrenders).

•	During the annuity benefit payment period, transfers are not permitted (no transfers once payments have begun).
Surrenders (total or partial) (see Separate Account Surrender and Fixed Account Transfers, Total and Partial Surrenders)

•	During the accumulation period:

•	a dollar amount must be specified;

•	surrenders before age 59 1/2 may involve an income tax penalty (see Federal Tax Matters);

•	surrender amounts may be subject to a surrender charge; and

•	a full surrender is permitted prior to the annuitization date.

•	During the annuity benefit payment period, surrenders are not permitted.
Charges and Deductions

•	There is no sales charge on purchase payments.

•	A contingent deferred surrender charge is imposed on certain total or partial surrenders from the Fixed Account.

•	A transfer fee applies to certain transfers from the Fixed Account to divisions.

•
A mortality and expense risks daily charge equal to 0.85% per year applies to amounts in the Separate Account. The Company reserves the right to increase this charge, but guarantees that it will not exceed 1.25% per year.

•	The daily Separate Account administration charge is currently 0%, but the Company reserves the right to assess a charge not to exceed 0.15% annually.
Certain states and local governments impose a premium tax. The Company reserves the right to deduct the amount of the tax from purchase payments or accumulated values.
Death Benefit

•	During the accumulation period:

•	the death benefit is the greater of:

•	accumulated value, or

•	purchase payments minus partial surrenders, any transaction fees, surrender charges and transfer fees.

•	You may choose to have death benefit payments made under an annuity benefit payment option.

•	During the annuity period, payments to your named beneficiary(ies) will continue only as provided by the annuity benefit payment option selected.

Annuity Benefit Payments

•	You may choose from several fixed annuity benefit payment options which start on your selected annuitization date.

•
Annuity benefit payments are made to the owner (or beneficiary depending on the annuity benefit payment option selected). You should carefully consider the tax implications of each annuity benefit payment option (see Annuity Benefit Payment Options and FEDERAL TAX MATTERS).

Examination Offer (free look)

•	You may return the Contract during the free look which is generally 10 days from the date you receive your Contract. The free look may be longer in certain states.

•	We return either all purchase payments made or the accumulated value, whichever is required by applicable state law.
THE PRINCIPAL ® FREEDOM VARIABLE ANNUITY
Principal ® Freedom Variable Annuity is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the divisions) rather than the insurance company. The amount available for annuity benefit payments under a variable annuity is not guaranteed. The amount available for payments varies with the investment performance of the portfolio securities of the underlying mutual fund(s).
Based on your investment objectives, you direct the allocation of purchase payments and accumulated value. There can be no assurance that your investment objectives will be achieved.
THE COMPANY
The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. Our home office is located at: Principal Financial Group, Des Moines, Iowa 50392. We are a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24, 1879, we were incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. We became a legal reserve life insurance company and changed our name to Bankers Life Company in 1911. In 1986, we changed our name to Principal Mutual Life Insurance Company. In 1998, we became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in our current organizational structure.
THE SEPARATE ACCOUNT
Principal Life Insurance Company Separate Account B was established under Iowa law on January 12, 1970 and was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account. We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the purchase payments you make to us.
The Separate Account is not affected by the rate of return of our General Account or by the investment performance of any of our other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Obligations arising from the Contract, including the promise to make annuity benefit payments, are general corporate obligations of the Company. Assets of the Separate Account attributed to the reserves and other liabilities under the Contract may not be charged with liabilities arising from any of our other businesses.
The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following SEC approval.
The Company does not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of your purchase payments.

In a low interest rate environment, yields for the Money Market division, after deduction of all applicable Contract and rider charges, may be negative even though the underlying money market fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contract value to a Money Market division or participate in a scheduled automatic transfers program or Automatic Portfolio Rebalancing program where the Contract value is allocated to a Money Market division, that portion of your Contract value allocated to the Money Market division may decrease in value.

NOTE:	All references to the Money Market division in this prospectus will mean the Fidelity VIP Government Money Market Division.
THE UNDERLYING MUTUAL FUNDS
The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. A full description of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information ("SAI"). You may request additional copies of these documents without charge from your registered representative or by calling us at 1-800-852-4450.
We purchase and sell shares of the underlying mutual fund for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.
The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly traded mutual fund.
The Table of Separate Account Divisions later in this prospectus contains a brief summary of the investment objectives and a listing of the advisor and, if applicable, sub-advisor for each division.
Deletion or Substitution of Divisions
We reserve the right, within the law, to make additions, deletions and substitutions for the divisions. We will make no such substitution or deletion without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by 1940 Act).
If the shares of a division are no longer available for investment or if, in the judgment of our management, investment in a division becomes inappropriate for the purposes of our contract, we may eliminate the shares of a division and substitute shares of another division of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future premium payments.
If we eliminate divisions, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the additions, deletions and/or substitutions of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have any value in the affected division(s).
We also reserve the right to establish additional divisions, each of which would invest in a separate underlying mutual fund with a specified investment objective.

Voting Rights
We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of owners.
We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions.
We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of accumulated contract value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.

NOTE:	Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.
THE CONTRACT
The descriptions that follow are based on provisions of the Contract offered by this prospectus. You should refer to the actual Contract and the terms and limitations of any tax qualified plan which is to be funded by the Contract. Tax qualified plans are subject to several requirements and limitations which may affect the terms of any particular Contract or the advisability of taking certain action permitted by the Contract.
To Buy a Contract
If you want to buy a Contract, you must submit an application and make an initial purchase payment. If the application is complete and the Contract applied for is suitable, the Contract is issued. If the completed application is received in proper order, the initial purchase payment is credited within two valuation days after the later of receipt of the application or receipt of the initial purchase payment at the Company’s home office. If the initial purchase payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the purchase payment until we receive the information necessary to issue the Contract.
Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.
Purchase Payments
The initial purchase payment must be at least $10,000. Subsequent purchase payments must be at least $50. The total of all purchase payments may not be greater than $2,000,000 without our prior approval. The company reserves the right to increase the minimum amount for each purchase payment to not more than $1,000.
Allocation of purchase payments
Your purchase payments are allocated to the divisions and/or the Fixed Account according to your instructions. The percentage allocation for future purchase payments may be changed, without charge, at any time by sending a written request to or calling the home office. The allocation changes are effective at the end of the valuation period in which your new instructions are received. You may not allocate your investment to the Fixed Account if it causes the value of the Fixed Account to be more than $1,000,000 (without our prior approval).

Right to Examine the Contract (free look)
It is important to us that you are satisfied with the purchase of your Contract. Under state law, you have the right to return the Contract for any reason during the examination offer period (a “free look”). The examination offer period is the later of 10 days after the Contract is delivered to you, or such later date as specified by applicable state law.
Although we currently allocate your initial purchase payments to the investment options you have selected, we reserve the right to allocate initial purchase payments to the Money Market Division during the examination offer period. In addition, we are required to allocate initial purchase payments to the Money Market Division if the Contract is issued in California and the owner is age 60 or older. After the examination offer period expires, your accumulated value will be converted into units of the divisions according to your allocation instructions. The units allocated will be based on the unit value next determined for each division.
If you properly exercise your free look, we will rescind the Contract and we will pay you a refund of your current accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending on the state in which the Contract was issued, any applicable fees and charges. The amount returned to you may be higher or lower than the purchase payment(s) applied during the examination offer period. Some states require us to return to you the amount or your purchase payment(s); if so, we will return the greater of your purchase payments or your current accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending upon the state in which the Contract was issued, any applicable fees and charges.
If you are purchasing this Contract to fund an IRA, SIMPLE-IRA, or SEP-IRA and you return it on or before the seventh day of the examination offer period, we will return the greater of:

•	the total purchase payment(s) made; or

•
your accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending upon the state in which the Contract was issued, any applicable fees and charges.

To return a Contract, you must send a written request to us or to the registered representative who sold it to you before the close of business on the last day of the examination offer period.
You may obtain more specific information regarding the free look from your registered representative or by calling us at 1-800-852-4450.
The Accumulation Period
The Value of Your Contract
The value of your Contract is the total of the Separate Account value plus any Fixed Account value. The Fixed Account value is described in the section titled FIXED ACCOUNT.
As owner of the Contract, you bear the investment risk. The Contract’s accumulated value reflects the investment experience of the divisions that you choose. It also reflects your purchase payments, partial surrenders and the Contract expenses deducted from the Separate Account.
The Separate Account division accumulated value changes from day to day. To the extent the accumulated value is allocated to the Separate Account, you bear the investment risk. At the end of any valuation period, your Contract’s value in a division is:

•	the number of units you have in a division multiplied by

•	the value of a unit in the division.
The number of units is the total of units purchased by allocations to the division from:

•	your initial purchase payment;

•	subsequent purchase payments; and

•	transfers from another division or the Fixed Account.
minus units sold:

•	for partial surrenders from the division;

•	as part of a transfer to another division or the Fixed Account; and

•	to pay Contract charges and fees.
Unit values are calculated each valuation date at the close of normal trading of the NYSE. To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the divisions’ net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

The net investment factor measures the performance of each division. The net investment factor for a valuation period is [(a plus b) divided by (c)] minus d where:

a =	the share price (net asset value) of the underlying mutual fund at the end of the valuation period;

b =	the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;

c =	the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and
d = are the total Separate Account annual expenses.

*
When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.

The Separate Account charges (if any) and the mortality and expense risks charge are calculated by dividing the annual amount of the charge by 365 and multiplying by the number of days in the valuation period.
Purchase Payments

•	On your application, you direct how your purchase payments will be allocated to the divisions that you choose.

•	Allocations must be in percentages.

•	Percentages must be in whole numbers and total 100%.

•	Subsequent purchase payments are allocated according to your then current allocation instructions.

•	Changes to the allocation instructions are made without charge.

•	A change is effective on the next valuation period after we receive your new instructions.

•	You can change the current allocations and future allocation instructions by:

•	mailing your instructions to us;

•	calling us at 1-800-852-4450 (if telephone privileges apply);

•	faxing your instructions to us at 1-866-894-2087; or

•	visiting www.principal.com.

•	Changes to purchase payment allocations do not result in the transfer of any existing division accumulated values. You must provide specific instructions to transfer existing accumulated values.

•	Purchase payments are credited on the basis of the unit value next determined after we receive a purchase payment.
Division Transfers
You may request an unscheduled transfer or set up a scheduled transfer by:

•	mailing your instructions to us;

•	calling us at 1-800-852-4450 (if telephone privileges apply);

•	faxing us at 1-866-894-2087; or

•	visiting www.principal.com (if internet privileges apply).
You must specify the dollar amount of percentage to transfer from each division. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple contracts for which he or she is not the owner.
You may not make a transfer to the Fixed Account if:

•	a transfer has been made from the Fixed Account to a division within six months; or

•	after the transfer, the Fixed Account value would be more than $1,000,000 (without our prior approval).
Unscheduled Transfers

•	You may make unscheduled division transfers from one division to another division or to the Fixed Account.

•	The transfer is made, and values determined, as of the end of the valuation period in which we receive your request.

•	The transfer amount must be equal to or greater than the lesser of $50 or the total value of the division from which the transfer is being made.

Limitations on Unscheduled Transfers. We reserve the right to reject excessive exchanges or purchases if the trade would disrupt the management of the Separate Account, any division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges in our sole discretion at any time to prevent market timing efforts that could disadvantage other owners. These modifications could include, but not be limited to:

•	requiring a minimum time period between each transfer;

•	imposing a transfer fee;

•	limiting the dollar amount that an owner may transfer at any one time; or

•	not accepting transfer requests from someone providing requests for multiple Contracts for which he or she is not the owner.
Scheduled Transfers (Dollar Cost Averaging)

•	You may elect to have transfers made on a scheduled basis.

•	You must specify the dollar amount of the transfer.

•	There is no charge for scheduled transfers and no charge for participating in the scheduled transfer program.

•	You select the transfer date (other than the 29th, 30th or 31st) and the transfer period

•	quarterly (on a calendar year or contract year basis) or

•	semiannually or annually (on a contract year basis).

•	If the selected date is not a valuation date, the transfer is completed on the next valuation date.

•	Transfers continue until your value in the division is zero or we receive notice to stop the transfers.

•	We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it ever be less than two.

•	If you want to stop a scheduled transfer, you must provide us notice prior to the date of the scheduled transfer.
Scheduled transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The results of this strategy depend on market trends and are not guaranteed.
Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$25.00	4
June	$100	$20.00	5
Total	$600	$120.00	33
In the example above, the average share price is $20.00 (total of share prices ($120.00) divided by number of purchases (6)). The average share cost is $18.18 (amount invested ($600.00) divided by number of shares purchased (33)).
Separate Account surrenders
Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see GENERAL PROVISIONS - Delay of Payment). Surrenders before age 59 1/2 may involve an income tax penalty (see FEDERAL TAX MATTERS). You must send us a written request for any surrender.
You may specify surrender allocation percentages with each partial surrender request. If you don’t provide us with specific percentages, we will use your purchase payment allocation percentages for the partial surrender.

Total Surrender

•	You may surrender the Contract on or before the annuitization date.

•	You receive the cash surrender value at the end of the valuation period during which we receive your surrender request.

•	The cash surrender value is the total of the values of your divisions plus any amount you have in the Fixed Account minus any applicable surrender charge or transaction fee.

•	The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.

•	We reserve the right to require you to return the Contract to us prior to making any payment though this does not affect the amount of the cash surrender value.
Unscheduled partial surrender

•	Prior to the annuitization date, you may surrender a part of the Fixed Account and/or Separate Account value by sending us a written request.

•	You must specify the dollar amount of the surrender (which must be $50 or more).

•	The surrender is effective at the end of the valuation period during which we receive your written request for surrender.

•	The surrender is deducted from your Fixed Account value and/or your division(s) according to the surrender allocation percentages you specify.

•	If surrender allocation percentages are not specified, we use your purchase payment allocation percentages.

•	We surrender units from the divisions and/or Fixed Account amounts to equal the dollar amount of the surrender request plus any applicable Fixed Account surrender charge.

•
The accumulated value after the unscheduled partial surrender must be equal or greater than $5,000 (we reserve the right to change the minimum remaining accumulated value but it will not be greater than $10,000).

Scheduled partial surrender

•	You may elect partial surrenders on a periodic basis by sending us written notice.

•	Your accumulated value must be at least $5,000 when the surrenders begin.

•	Surrenders are made from any of the divisions and/or the Fixed Account.

•	You may specify monthly, quarterly, semiannually or annually and pick a surrender date (other than the 29th, 30th or 31st).

•	If the selected date is not a valuation date, the transfer is completed on the next valuation date.

•	All scheduled partial surrenders occurring on the Contract anniversary are reflected in the values for the prior year.

•	The surrender is deducted from your Fixed Account value and/or any division(s) according to the surrender allocation percentages you specify.

•	If surrender allocation percentages are not specified, we use your purchase payment allocation percentages.

•	We surrender units from the divisions and/or Fixed Account to equal the dollar amount of the surrender request plus any applicable Fixed Account surrender charge.

•	The surrenders continue until the accumulated value is zero or we receive written notice to stop them.
Automatic Portfolio Rebalancing (APR)

•	APR allows you to maintain a specific percentage of your accumulated value in specified divisions over time.

•	You may elect APR at any time after the examination offer period has expired.

•	APR is not available if you have arranged scheduled transfers from the same division.

•	There is no charge for APR transfers and no charge for participating in the APR program.

•	APR may be done on the frequency you specify:

•	quarterly (on a calendar year or contract year basis); or

•	semiannually or annually (on a contract year basis).

•	You may rebalance by:

•	mailing your instructions to us,

•	calling us at 1-800-852-4450 (if telephone privileges apply);

•	faxing your instructions to us at 1-866-894-2087; or

•	visiting www.principal.com.

Divisions are rebalanced at the end of the valuation period during which we receive your request.

Example:
You elect APR to maintain your accumulated value with 50% in the LargeCap Value Division and 50% in the Bond & Mortgage Securities Division. At the end of the specified period, 60% of the accumulated value is in the LargeCap Value Division, with the remaining 40% in the Bond & Mortgage Securities Division. By rebalancing, units from the LargeCap Value Division are sold and invested in the Bond & Mortgage Securities Division so that 50% of the accumulated value is once again in each division.

Telephone and Internet Services
If you elect telephone services or you elect internet services and satisfy our internet service requirements (which are designed to ensure compliance with federal UETA and E-SIGN laws), instructions for the following transactions may be given to us via the telephone or internet:

•	make purchase payment allocation changes;

•	set up Dollar Cost Averaging (DCA) scheduled transfers;

•	make transfers; and

•	make changes to APR.
Neither the Company nor the Separate Account is responsible for the authenticity of telephone service or internet transaction requests. We reserve the right to refuse telephone service or internet transaction requests. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (name, address, security phrase, password, daytime telephone number, social security number and/or birth date) and sending written confirmation to your address of record.
Instructions received via our telephone services and/or the internet are binding on both owners if the Contract is jointly owned.
If the Contract is owned by a business entity or a trust, an authorized individual (with the proper password) may use telephone and/or internet services. Instructions provided by the authorized individual are binding on the owner.
We reserve the right to modify or terminate telephone service or internet transaction procedures at any time. Whenever reasonably feasible, we will provide you with prior notice if we modify or terminate telephone service or internet services. In some instances, it may not be reasonably feasible to provide prior notice if we modify or terminate telephone service or internet transaction procedures; however, any modification or termination will apply to all Contract owners in a non-discriminatory fashion.
Telephone Services
Telephone services are available to you. Telephone services may be declined on the application or at any later date by providing us with written notice. You may also elect telephone authorization for your registered representative by providing us written notice.
If you elect telephone privileges, instructions

•	may be given by calling us at 1-800-852-4450 while we are open for business (generally, between 8 a.m. and 5 p.m. Eastern Time on any day that the NYSE is open).

•	are effective the day they are received if we receive the instructions in good order before the close of normal trading of the NYSE (generally 4:00 p.m. Eastern Time).

•	are effective the next valuation day if we receive the instructions when we are not open for business and/or after the NYSE closes its normal trading.
Internet
Internet services are available to you if you register for a secure login on the Principal Financial Group web site, www.principal.com. You may also elect internet authorization for your registered representative by providing us written notice.

If you register for internet privileges, instructions

•	are effective the day they are received if we receive the instructions in good order before the close of normal trading of the NYSE (generally 4:00 p.m. Eastern Time).

•	are effective the next valuation day if we receive the instructions when we are not open for business and/or after the NYSE closes its normal trading.
Death Benefit
This Contract provides a death benefit upon the death of the owner. The Contract will not provide death benefits upon the death of an annuitant unless the annuitant is also an owner or the owner is not a natural person.
The following table illustrates the various situations and the resulting death benefit payment if you die before the annuitization date.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before you, on your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survive you, the death benefit is paid to your estate in a single payment.

Upon your death, only your beneficiary(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may either
a. elect to continue the Contract; or
b. receive the death benefit under the Contract.

All other beneficiaries receive the death benefit under the Contract.

If a beneficiary dies before you, on your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survive you, the death benefit is paid to your estate in a single payment.

Unless your spouse elects to continue the Contract, only your spouse’s and any other beneficiary(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
The surviving owner receives the death benefit under the Contract.

Upon your death, only the surviving owner’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may either
a. elect to continue the Contract; or
b. receive the death benefit under the Contract.

Unless the surviving spouse owner elects to continue the Contract, upon your death, only your spouse’s right to the death benefit will continue; all other rights and benefits under the rider and the Contract will terminate.

The annuitant dies	The owner is not a natural person
The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, the death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply the death benefit under an annuity benefit payment option or receive the death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay the death benefit in a single payment, subject to proof of your death.
No surrender charge applies when a death benefit is paid.

Amount of the Death Benefit
The amount of the death benefit is the greater of:

•	your accumulated value on the date we receive all required documents; or

•	the total of purchase payments minus any partial surrenders, fees and charges as of the date we receive all required documents and notice (including proof) of death.
If you die before the annuitant and your beneficiary is your spouse, we will continue the Contract with your spouse as the new owner. Alternatively, within 60 days of your death, your spouse may elect to:

•	apply the death benefit under an annuity payment option; or

•	receive the death benefit as a single payment.
Payment of Death Benefit
The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, each beneficiary’s portion of the death benefit remains invested in the divisions until the valuation period during which we receive the required documents for that beneficiary. After payment of all of the death benefit, the Contract is terminated.
The death benefit is usually paid within five business days of our receiving all documents (including proof of death) that we require to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see Delay of Payments). We pay interest (as required by state law) on the death benefit from the date we receive all required documents until payment is made or until the death benefit is applied under an annuity benefit payment option.

NOTE:	Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.
The Annuity Benefit Payment Period
Annuitization Date
You may specify an annuitization date in your application. You may change the annuitization date with our prior approval. The request must be in writing. You may not select an annuitization date later than the maximum annuitization date found on the data page. If you do not specify an annuitization date, the annuitization date is the maximum annuitization date shown on the data page.
You may annuitize your Contract at any time by electing to receive payments under an annuity benefit payment option. If the accumulated value on the annuitization date is less than $2,000.00 or if the amount applied under an annuity benefit payment option is less than the minimum requirement, we may pay out the entire amount in a single payment. The contract would then be canceled. You may select when you want the annuity benefit payments to begin (within the period that begins the business day following our receipt of your instruction and ends one year after our receipt of your instructions).
Once annuity benefit payments begin under the annuity benefit payment option you choose, the annuity benefit payment option may not be changed. In addition, once payments begin, you may not surrender or otherwise liquidate or commute any of the portion of your accumulated value that has been annuitized.
Depending on the type of annuity benefit payment option selected, annuity benefit payments that are initiated either before or after the annuitization date may be subject to penalty taxes (see FEDERAL TAX MATTERS). You should consider this carefully when you select or change the annuity benefit payment commencement date.
Annuity Benefit Payment Options
We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized. You may choose from several fixed annuity benefit payment options. Annuity benefit payments will be made on the frequency you choose. You may elect to have your annuity benefit payments made on a monthly, quarterly, semiannual, or annual basis. The dollar amount of the annuity benefit payments is specified for the entire annuity benefit payment period according to the annuity benefit payment option selected. There is no right to take any total surrenders after the annuitization date.

The amount of the fixed annuity benefit payment depends on:

•	the amount of accumulated value applied to the annuity benefit payment option;

•	the annuity benefit payment option selected; and

•	the age and gender of annuitant (unless the Fixed Period Income benefit payment option is selected).
Annuity benefit payments are determined in accordance with annuity tables and other provisions contained in the Contract. The annuity benefit payment tables contained in this Contract are based on the 1983 Table A Mortality Table. These tables are guaranteed for the life of the Contract. The amount of the initial annuity benefit payment is determined by applying the accumulated value as of the date of the application to the annuity table for the annuitant’s annuity benefit option, gender, and age.
Annuity benefit payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in fixing the annuity benefit payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because, under most such plans, gender discrimination is prohibited by law.
You may select an annuity benefit payment option by written request only. Your selection of an annuity benefit payment option may not be changed after annuity benefit payments begin. You may change your selection of an annuity benefit payment option (for which no annuity benefit payments have been made) by sending us a written request prior to the annuitization date. We must receive your written request on or before the annuitization date. If you fail to elect an annuity benefit payment option, we will automatically apply:

•	for Contracts with one annuitant – Life Income with annuity benefit payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants – Joint and Full Survivor Life Income with annuity benefit payments guaranteed for a period of 10 years.
The available annuity benefit payment options include:

•
Fixed Period Income - Level payments are made for a fixed period. You may select a range from 5 to 30 years (state variations may apply). If the annuitant dies before the selected period expires, payments continue to you or the person(s) you designate until the end of the period. Payments stop after all guaranteed payments are made.

•
Life Income - Level payments are made during the annuitant’s lifetime only. NOTE: There is no death benefit value remaining or further payments when the annuitant dies. If you defer the first payment date, it is possible that you would receive no payments if the annuitant dies before the first payment date.

•
Life Income with Period Certain - Level payments continue during the annuitant’s lifetime with a guaranteed payment period of 5 to 30 years. If the annuitant dies before all of the guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

•
Joint and Survivor - Payments continue as long as either the annuitant or the joint annuitant is alive. You may also choose an option that lowers the amount of income after the death of a joint annuitant. It is possible that you would only receive one payment under this option if both annuitants die before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if both annuitants die before the first payment date. NOTE: There is no death benefit value remaining or future payments after both annuitants have died.

•
Joint and Survivor with Period Certain - Payments continue as long as either the annuitant or the joint annuitant is alive with a guaranteed payment period of 5 to 30 years. You may choose an option that lowers the amount of income after the death of a joint annuitant. If both annuitants die before all guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

•
Joint and Two-thirds Survivor Life Income - Payments continue as long as either the annuitant or the joint annuitant is alive. If either the annuitant or joint annuitant dies, payments continue to the survivor at two-thirds the original amount. Payments stop when both the annuitant and joint annuitant have died. It is possible that only one payment is made under this option if both annuitants die before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if both annuitants die before the first payment date. NOTE: There is no death benefit value remaining or future payments after both annuitants have died.

Other annuity benefit payment options may be available with our approval.
Supplementary Contract
When you annuitize your Contract’s accumulated value, we issue a supplementary fixed annuity contract that provides an annuity benefit payment based on the amount you have annuitized and the annuity benefit payment option that you have selected. The date of the first annuity benefit payment under the supplementary contract is the effective date of that supplementary contract unless you select a date for the first annuity benefit payment that is later than the supplementary contract effective date. The first annuity benefit payment must be made within one year of the supplementary contract effective date.
Tax Considerations Regarding Annuity Benefit Payment Options
If you own one or more tax qualified annuity contracts, you may avoid tax penalties if payments from at least one of your tax qualified contracts begin no later than April 1 following the calendar year in which you turn age 70 1/2. The required minimum distribution payment must be in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary. These required minimum distribution payments must be made at least once a year. Tax penalties may apply at your death on certain excess accumulations. You should confer with your tax advisor about any potential tax penalties before you select an annuity benefit payment option or take other distributions from the Contract.
Additional rules apply to distributions under non-qualified contracts (see Required Distributions for Non-Qualified Contracts).
Death of Annuitant (during the annuity benefit payment period)
If the annuitant dies during the annuity benefit payment period, remaining annuity benefit payments are made to the owner throughout the guarantee period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining annuity benefit payments are made to the contingent owner. In all cases the person entitled to receive annuity benefit payments also receives any rights and privileges under the annuity benefit payment option.
CHARGES AND DEDUCTIONS
Certain charges are deducted under the Contract. If the charge is not sufficient to cover our costs, we bear the loss. If the expense is more than our costs, the excess is profit to the Company. We expect a profit from all the fees and charges listed below, except the Premium Tax.
In addition to the charges under the Contract, there are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds’ prospectuses.
Mortality and Expense Risks Charge
We assess each division with a daily charge for mortality and expense risks. The annual rate of the charge is 0.85% of the average daily net assets of the Separate Account. We reserve the right to increase this charge but guarantee that it will not exceed 1.25% per year. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of an accumulation unit is calculated.
We have a mortality risk in that we guarantee payment of a death benefit in a single payment or under an annuity benefit payment option. No surrender charge is imposed on a death benefit payment which gives us an additional mortality risk.
The expense risk that we assume is that the actual expenses incurred in issuing and administering the Contract exceed the Contract limits on administrative charges.
If the mortality and expense risks charge is not enough to cover the costs, we bear the loss. If the amount of mortality and expense risks charge deducted is more than our costs, the excess is profit to the Company.

Premium Taxes
We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. Any deduction is made from either a purchase payment when we receive it, or the accumulated value when you request a surrender (total or partial) or it is applied under an annuity benefit payment option. Currently, premium taxes range from zero to 3.5%.
Fixed Account Surrender Charge and Transfer Fee
No sales charge is collected or deducted when purchase payments are applied under the Contract to provide an annuity benefit payment option. A surrender charge is assessed on certain total or partial surrenders from the Fixed Account. The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (commissions and other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company’s General Account assets which will include profit, if any, from the mortality and expense risks charge.
The surrender charge for any total or partial surrender is a percentage of the Fixed Account purchase payments surrendered which were received by us during the seven contract years prior to the surrender. The applicable percentage which is applied to the sum of the Fixed Account purchase payments (which includes amounts transferred to the Fixed Account from any of the divisions) paid during each contract year is determined by the following table.
The Fixed Account transfer fee is assessed on certain transfers from the Fixed Account to the Separate Account (For contracts sold in Oregon, South Carolina and Texas, the Fixed Account transfer fee is waived).

Table of Fixed Account Surrender Charges and Transfer Fees
Number of completed contract years since each Fixed Account purchase payment* was made	Surrender charge and transfer fee applied to Fixed Account surrenders and transfers beyond Free Transaction Amount
0 (year of purchase payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%

*	Includes amounts transferred to Fixed Account from divisions. Each Fixed Account purchase payment begins in year 0 for purposes of calculating the percentage applied to that payment.
For purposes of calculating surrenders and transfers, we assume that surrenders and transfers are made in the following order:*

•	first from Fixed Account purchase payments we received more than seven completed contract years prior to the surrender (or transfer);

•
then from the Fixed Account free transaction amount (first from the Fixed Account’s earnings, then from the oldest Fixed Account purchase payments (first-in, first-out)) described below in FIXED ACCOUNT -Fixed Account Free Transaction Amount; and

•	then from Fixed Account purchase payments we received within the seven completed contract years before the surrender (or transfer) on a first-in, first-out basis.

*	The order for tax reporting purposes is different. You should consult your tax advisor.
Where permitted by state law, we reserve the right to reduce:

•	the surrender charge fee for any amounts surrendered from this Contract; and/or

•	transfer fees on amounts transferred from the Fixed Account to the Separate Account.
These reductions would apply to Contracts that are attributable to a conversion from other products issued by the Company and its subsidiaries and as otherwise permitted by the Investment Company Act of 1940 (as amended).

For Contracts sold in Massachusetts, Oregon, and Texas:

•	There is no transfer fee on purchase payments allocated to the Fixed Account after the 13th contract year.

•	There is no surrender charge on purchase payments allocated to the Fixed Account after the 13th contract year.
Waiver of Fixed Account Surrender Charge
The Fixed Account Surrender Charge will not apply to:

•	amounts applied under an annuity benefit payment option; or

•	payment of death benefit, however, the Surrender Charge does apply to purchase payments made by a surviving spouse after an owner’s death; or

•	amounts distributed to satisfy the minimum distribution requirement of Section 401(a)9 of the Code (applies to qualified Contracts only); or

•	amounts transferred, after the seventh contract year, from the Contract to a single premium immediate annuity issued by the Company; or

•	any amount transferred from a Contract used to fund another annuity contract issued by the Company to the contract owner’s spouse when the distribution is made under a divorce decree.
Waiver of Fixed Account Surrender Charge Rider
This Waiver of Fixed Account Surrender Charge rider waives the surrender charge on Fixed Account surrenders made after the first contract anniversary if the original owner or original annuitant has a critical need. This rider is automatically made a part of the Contract at issue. There is no charge for this rider. This rider may not be available in all states and may be subject to additional restrictions. Some rider provisions may vary from state to state. We may withdraw or prospectively restrict the availability of this rider at any time. For more information regarding availability or features of this rider, you may contract your registered representative or call us at 1-800-852-4450.
Waiver of the Fixed Account surrender charge is available for critical need if the following conditions are met:

•	the original owner or original annuitant has a critical need; (NOTE: A change of ownership will terminate this rider; once terminated the rider may not be reinstated.)

•	the critical need did not exist before the contract date.

•	For the purposes of this section, the following definitions apply:

•
critical need - limited to an owner’s or annuitant’s confinement to a health care facility, terminal illness diagnosis or total and permanent disability. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end.

•
health care facility - a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility primarily providing drug or alcohol treatment, or a facility owned or operated by the owner, annuitant or a member of their immediate families.

•
terminal illness - sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company.

•
total and permanent disability - a disability that occurs after the contract date but before the original owner or annuitant reaches age 65 and qualifies to receive social security disability payments.

The Waiver of Fixed Account Surrender Charge Rider is not available for Contracts sold in Massachusetts.
State variations may apply.
Administration Charge
We reserve the right to assess each division with a daily charge at the annual rate of 0.15% of the average daily net assets of the division. This charge would only be imposed before the annuitization date. This charge would be assessed to help cover administrative expenses. Administrative expenses include the cost of issuing the Contract, clerical, record keeping and bookkeeping services, keeping the required financial and accounting records, communicating with Contract owners and making regulatory filings.

Special Provisions for Group or Sponsored Arrangements
Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.
Group Arrangement – program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.
Sponsored Arrangement – program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.
The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, administrative charge or surrender charges.
Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected purchase payments, total assets under management for the Contract owner, the relationship among the group’s members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion, are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administrative costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected Contract owners and other contract owners with contracts funded by the Separate Account.
FIXED ACCOUNT
This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate Account. It only contains selected information regarding the Fixed Account. More information concerning the Fixed Account is available from the home office or from a registered representative.
You may allocate purchase payments and transfer amounts from the Separate Account to the Fixed Account. Assets in the Fixed Account are held in the General Account of the Company. Because of exemptive and exclusionary provisions, interests in the Fixed Account are not registered under the Securities Act of 1933 and the General Account is not registered as an investment company under the Investment Company Act of 1940. The Fixed Account is not subject to these Acts. The staff of the Commission does not review the prospectus disclosures relating to the Fixed Account. However, these disclosures are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.
General Description
Our obligations with respect to the Fixed Account are supported by the Company’s General Account. The General Account is the assets of the Company other than those allocated to any of the Company’s Separate Accounts. Subject to applicable law, the Company has sole discretion over the assets in the General Account.
The Company guarantees that purchase payments allocated to the Fixed Account earn interest at a guaranteed interest rate. In no event will the guaranteed interest rate be less than 3% compounded annually.
Each purchase payment allocated or amount transferred to the Fixed Account earns interest at the guaranteed rate in effect on the date it is received or transferred. This rate applies to each purchase payment or amount transferred through the end of the contract year.
Each contract anniversary, we declare a renewal interest rate that is guaranteed and applies to the Fixed Account value in existence at that time. This rate applies until the end of the contract year. Interest is earned daily and compounded annually at the end of each contract year. Once credited, the interest is guaranteed and becomes part of the accumulated value in the Fixed Account from which deductions for fees and charges may be made.

Fixed Account Accumulated Value
Your Contract’s Fixed Account accumulated value on any valuation date is the sum of:

•	purchase payments allocated to the Fixed Account;

•	plus any transfers to the Fixed Account from the Separate Account;

•	plus interest credited to the Fixed Account;

•	minus any surrenders, surrender charges, or transaction fees allocated to the Fixed Account;

•	minus any transfers (and transfer fees) to the Separate Account.
Fixed Account Transfers, Total and Partial Surrenders
Transfers and surrenders from your investment in the Fixed Account are subject to certain limitations. In addition, surrenders and transfers from the Fixed Account may be subject to a charge or fee (see Fixed Account Surrender Charge and Transfer Fee). The total amount you may transfer and/or surrender from the Fixed Account may not exceed your Fixed Account value.
You may transfer amounts from the Fixed Account to the divisions before the annuitization date and as provided below. The transfer is effective on the valuation date following our receiving your instructions. You may transfer amounts by making either a scheduled or unscheduled Fixed Account transfer. You may not make both a scheduled and unscheduled Fixed Account transfer in the same contract year.
Fixed Account Free Transaction Amount
Each contract year, a certain portion of your Fixed Account value may be:

•	withdrawn free of the surrender charge; or

•	transferred to the Separate Account free of the transfer fee.
The surrender charge and transfer fee do not apply to Fixed Account surrenders or transfers (or a combination of surrenders and transfers) which do not exceed the greater of:

•	your Fixed Account’s earnings (Fixed Account value minus unsurrendered/non-transferred Fixed Account purchase payments still subject to a surrender charge or transfer fee); or

•	10% of your total Fixed Account value recalculated as of the later of the contract date or last contract anniversary; or

•
an amount surrendered to satisfy the minimum distribution requirement of Section 401(a)9 of the Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone.

In addition, 10% of Fixed Account purchase payments during the current Contract year may be surrendered without a surrender charge or transferred without a transfer fee.
Any Fixed Account Free Transaction amount not withdrawn or transferred in a contract year is not added to the Fixed Account Free Transaction amount available for any following contract year(s).
Unscheduled Fixed Account Transfer
You may make an unscheduled transfer from the Fixed Account each contract year as follows:

•	The transfer is effective on the valuation date following our receiving your instructions.

•	You must specify the dollar amount or percentage to be transferred.

•	Amounts in excess of the Fixed Account Free Transaction Amount may be subject to a transfer fee.

•	You may transfer up to 100% of your Fixed Account value (without incurring the transfer fee) within 30 days after a contract anniversary if:

•	your Fixed Account value is less than $1,000, or

•
the renewal interest rate for your Fixed Account value for the current contract year is more than one percentage point lower than the weighted average of your Fixed Account interest rates for the preceding contract year.

If you do not meet one of the preceding conditions, transfers from the Fixed Account may be subject to a surrender charge (see Fixed Account Surrender Charge and Transfer Fee).

Scheduled Fixed Account Transfer (Dollar Cost Averaging)
You may make scheduled transfers on a periodic basis from the Fixed Account as follows:

•	You may establish scheduled transfers by:

•	mailing your instructions to us;

•	calling us at 1-800-852-4450 (if telephone privileges apply);

•	faxing your instructions to us at 1-866-894-2087; or

•	visiting www.principal.com.

•	Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).

•	If the selected date is not a valuation date, the transfer is completed on the next valuation date.

•	The minimum transfer amount is $50.

•	Transfers continue until your value in the Fixed Account is zero or we receive your notice to stop them.

•	If you stop the transfers, you may not start them again without our prior approval.
GENERAL PROVISIONS
The Contract
The entire Contract is made up of the Contract, amendments, riders and endorsements and data page. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.
Delay of Payments
Surrendered amounts are generally disbursed within seven calendar days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death, annuitization of the accumulated value or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).
The right to sell shares may be suspended during any period when:

•	trading on the New York Stock Exchange is restricted as determined by the Commission or when the Exchange is closed for other than weekends and holidays, or

•	an emergency exists, as determined by the Commission, as a result of which:

•	disposal by a mutual fund of securities owned by it is not reasonably practicable;

•	it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or

•	the Commission permits suspension for the protection of security holders.
If payments are delayed the transaction will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your surrender, annuitization, or transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days thereafter.
In addition, we reserve the right to defer payment of that portion of your accumulated value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.
We may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to six months.
Misstatement of Age or Gender
If the age or, where applicable, gender of the annuitant has been misstated, we adjust the income payable under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next annuity benefit payment or annuity benefit payments due. Underpayments are added to the next annuity benefit payment.

Assignment
If your Contract is part of your qualified plan, IRA, SEP, or Simple-IRA, you may not assign ownership.
You may assign your non-qualified Contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.
An assignment must be made in writing and filed with us at the home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amounts paid to an assignee are treated as a partial surrender and is paid in a single payment lump sum.
The Company may refuse any assignment or transfer at any time on a non-discriminatory basis and may refuse any assignment where it believes such assignment may cause the development of a trading market.
Change of Owner
If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA, you may not change either the owner or the annuitant.
You may change the owner of your non-qualified Contract at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, the Waiver of Fixed Account Surrender Charge rider is not available.
If an annuitant who is not an owner dies while the Contract is in force, a new annuitant may be named unless the owner is a corporation, trust or other entity.
Change of Annuitant
If an annuitant who is not an owner dies while the Contract is in force, a new annuitant may be named unless the owner is a corporation, trust or other entity. If a new annuitant is not named within 60 days of our receiving notice (including proof) of the original annuitant’s death, you will become the annuitant. If the owner of the contract is not a natural person, the annuitant’s death is treated as the death of the owner.
Change of Beneficiary
Before the annuitization date, you have the right to name a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a written request. A joint annuitant may not be named as a beneficiary.
Contract Termination
We reserve the right to terminate the Contract and make a single payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000. Before the Contract is terminated, we will send you a notice to increase the accumulated value to $2,000 within 60 days. Termination of the Contract will not unfairly discriminate against any owner.
Important Information about Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your initial purchase payment, the account(s) will be closed and redeemed in accordance with normal redemption procedures.
We do not knowingly sell annuities that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.

Reports
We will mail to you a statement of your current accumulated value, along with any reports required by state law, at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity benefit payments.
Quarterly statements will reflect purchase payments and partial surrenders occurring during the quarter as well as the balance of units owned and accumulated values.
RIGHTS RESERVED BY THE COMPANY
We reserve the right to make certain changes if, in our judgment, they best serve the interests of you and the annuitant or are appropriate in carrying out the purpose of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes the Company may make include:

•	transfer assets in any division to another division or to the Fixed Account;

•	add, combine or eliminate divisions in the Separate Account; or

•	substitute the units of a division for the units of another division:

•	if units of a division are no longer available for investment; or

•	if in our judgment, investment in a division becomes inappropriate considering the purposes of the Separate Account.
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Contract is not designed for frequent trading or market timing activity of the divisions. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:

•	Disrupt the management of the underlying mutual funds by:

•	forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and

•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the underlying mutual funds; and

•	Increase expenses of the underlying mutual fund and separate account due to:

•	increased broker-dealer commissions; and

•	increased recordkeeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an underlying mutual fund that is a division with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;

•
Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;

•	Limiting the number of unscheduled transfers during a Contract year to no more than 12;

•
Prohibiting you from requesting a transfer among the divisions for a minimum of 30 days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and

•	Taking such other action as directed by the underlying mutual fund.

We will support the underlying mutual funds’ right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.
PERFORMANCE CALCULATION
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions. The Contract was not offered prior to April 30, 1999. However, shares of Accounts in which certain divisions of the Separate Account invest were offered prior to that date. The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as if the Contract had been issued on or after the date the mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.
Other divisions of the Separate Account were not offered until April 30, 1999. Performance data for these divisions are calculated utilizing standardized performance formulas and shows performance since the inception date of the division.
The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.
From time to time the Separate Account advertises its Money Market Division’s “yield” and “effective yield” for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of the assumed reinvestment.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value.

FEDERAL TAX MATTERS
The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a tax advisor about the tax implications of taking action under a Contract or related retirement plan.
Taxation of Non-Qualified Contracts
Non-Qualified Contracts
Section 72 of the Internal Revenue Code (Code) governs the income taxation of annuities in general.

•	Premium payments made under non-qualified Contracts are not excludable or deductible from your gross income or any other person’s gross income.

•
An increase in the accumulated value of a non-qualified Contract owned by a natural person resulting from the investment performance of the Separate Account or interest credited to the DCA Plus Accounts and the Fixed Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.

•	Generally, owners who are non-natural persons are immediately taxed on any increase in the accumulated value unless the non-natural person is acting as an agent for a natural person.
The following discussion applies generally to Contracts owned by natural persons.

•	Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.

•	The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.

•	Annuity benefit payments:

•
The basic rule for taxing annuity benefit payments is that part of each annuity benefit payment is considered a nontaxable return of the investment in the contract and part is considered taxable income. An “exclusion ratio” is applied to each annuity benefit payment to determine how much of the payment is excludable from gross income. The remainder of the annuity benefit payment is includable in gross income for the year received.

•	The “investment in the contract” is generally the total of the premium payments made less any tax-free return of premiums.

•	After the investment in the Contract is paid out, the full amount of any annuity benefit payment is taxable.
For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.
Transfer of ownership may have tax consequences to the owner. For owners who are non-natural persons changing the annuitant may have tax consequences to the owner. Please consult with your tax advisor before changing the owner or annuitant on your Contract.
Required Distributions for Non-Qualified Contracts
In order for a non-qualified Contract to be treated as an annuity contract for federal income tax purposes, the Code requires:

•
If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person’s death.

•	If you die prior to the annuitization date, the entire interest in the Contract will be distributed:

•	within five years after the date of your death; or

•
as annuity benefit payments (or similar periodic payments) which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single payment, subject to proof of your death. The beneficiary may elect, by written request, to receive an annuity benefit payment option instead of a single payment.
If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Code. Where the owner or other person receiving payments is not a natural person, the required distributions provided for in the Code apply upon the death of the annuitant.
Early Distribution Penalty

•	If you take a premature distribution from the Contract, you may incur a 10% income tax penalty, unless the distribution is:

•	made on or after you reach age 59½;

•	made to a beneficiary on or after your death;

•	made upon your disability as defined in the Internal Revenue Code;

•	part of a series of substantially equal periodic payments for the life or life expectancy of you or you and your designated beneficiary;

•	made under an immediate annuity contract; or

•	allocable to contributions made prior to August 14, 1982.
Tax-Free Exchanges
Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction if the same owner is on each contract in the exchange, but may be reportable to the IRS.
Net Investment Income Tax
The Net Investment Income Tax is imposed at a rate of 3.8% on net investment income for higher tax bracket individuals.
This tax may apply to an individual’s net investment income if the individual’s modified Adjustable Gross Income exceeds $200,000 for a single filer or $250,000 for a married filing jointly filer. The tax applies to income from interest, dividends, annuities, royalties and rents not obtained in a normal trade of business. The tax may also apply to certain trusts and estates with net investment income.
Income from annuities that are part of a qualified retirement plan (as described in the following section) are not treated as investment income for the purpose of this new tax and thus are not subject to the new 3.8% rate but may be includible for purposes of determining whether the applicable Net Investment Income Tax income limits are exceeded.
Taxation of Qualified Contracts
Tax-Qualified Contracts: IRA, SEP, and SIMPLE-IRA
The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.

•	IRA – An Individual Retirement Annuity (IRA) is a retirement savings annuity. Contributions grow tax deferred.

•	SEP-IRA – SEP stands for Simplified Employee Pension and is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.

•
SIMPLE-IRA – SIMPLE stands for Savings Incentive Match Plan for Employees. A SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.

The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, premium payments made under a retirement program recognized under the Code are excluded from the participant’s gross income for tax purposes prior to the annuity benefit payment date (subject to applicable state law). The portion, if any, of any premium payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee’s option may be subject to limitations.

Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.
The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.
Premature Distributions : There is a 10% additional penalty tax under the Code on the taxable portion of a “premature distribution” from IRAs, IRA rollovers, SEP-IRAs and SIMPLE-IRAs. The tax penalty is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation in the SIMPLE IRA. Generally, an amount is a “premature distribution” unless the distribution is:

•	made on or after you reach age 59½;

•	made to a beneficiary on or after your death;

•	made upon your disability as defined in the Internal Revenue Code;

•	part of a series of substantially equal periodic payments for the life or life expectancy of you or you and your designated beneficiary;

•	made to pay certain deductible medical expenses;

•	for health insurance premiums while unemployed;

•	for first home purchases (up to $10,000);

•	for qualified higher education expenses;

•	for qualified disaster tax relief distributions;

•	for qualified reservist distributions; or

•	for amounts levied by the IRS directly against your IRA.
For more information regarding premature distributions, please reference IRS Publication 590-B and consult your tax advisor.
Rollover IRAs
If you receive a lump-sum distribution from a qualified retirement plan, tax-sheltered annuity or governmental 457(b) plan, you may maintain the tax-deferred status of the distribution by rolling it over into an eligible retirement plan or IRA. You can accomplish this by electing a direct rollover from the plan, or you can receive the distribution and roll it over into an eligible retirement plan or IRA within 60 days. However, if you do not elect a direct rollover from the plan, the plan is required to withhold 20% of the taxable portion of the distribution. This amount is sent to the IRS as income tax withholding to be credited against your taxes. Amounts received prior to age 59½ and not rolled over may be subject to an additional 10% penalty tax. You may roll over amounts from a qualified plan directly to a Roth IRA. As part of this rollover, previously taxed deferred funds from the qualified plan are converted to after-tax funds under a Roth IRA. Generally, the entire rollover is taxable (unless it includes after-tax dollars) and is included in gross income in the year of the rollover/ conversion. For more information, please consult your tax advisor.
In addition, not more frequently than once every twelve months, an owner may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA providers or to Roth IRA conversions. For more information, please consult your tax advisor.
Roth IRAs
The Contract may be purchased to fund a Roth IRA. Contributions to a Roth IRA are not deductible from taxable income. Subject to certain limitations, a traditional IRA, SIMPLE-IRA or SEP-IRA may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free. For more information, please contact your tax advisor.
Required Minimum Distributions for IRAs
The Required Minimum Distribution (RMD) regulations dictate when individuals must start taking payments from their IRA. Generally speaking, RMDs for IRAs must begin no later than April 1 following the close of the calendar year in which you turn 70½. Thereafter, the RMD is required no later than December 31 of each calendar year.

The RMD rules apply to traditional IRAs, as well as SEP-IRAs and SIMPLE-IRAs, during the lifetime and after the death of IRA owners. They do not, however, apply to Roth IRAs during the lifetime of the Roth IRA owner. If an individual owns more than one IRA, the RMD amount must be determined for each, but the actual distribution can be satisfied from a combination of one or more of the owner’s IRAs. Roth IRAs may not be aggregated with other IRAs, but may be aggregated with other Roth IRAs.
Failure to comply with the RMD rules can result in tax penalty of 50% on the amount by which the RMD in any year exceeds the amount actually distributed in that year.
Withholding
Annuity benefit payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient’s election, withholding may be required on payments delivered outside the United States. Moreover, special withholding rules may require us to disregard the recipient’s election if the recipient fails to supply us with a taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the taxpayer identification number provided by the recipient is incorrect.
Mutual Fund Diversification
The United States Treasury Department has adopted regulations under Section 817(h) of the Code which establish standards of diversification for the investments underlying the Contracts. Under this Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of a mutual fund to meet the diversification requirements could result in tax liability to non-qualified Contract holders.
The investment opportunities of the mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.
STATE REGULATION
The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner’s representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.
In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.
GENERAL INFORMATION
Reservation Rights
The Company reserves the right to:

•	increase the minimum amount for each purchase payment to not more than $1,000; and

•
terminate a Contract and distribute the accumulated value if no purchase payments are made during two consecutive calendar years and the accumulated value (or total purchase payments less partial surrenders and applicable surrender charges and transfer fees) is less than $2,000. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.

Legal Opinions
Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Karen Shaff, Executive Vice President, General Counsel and Secretary.
Legal Proceedings
There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.
Other Variable Annuity Contracts
The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.
Householding
To avoid sending duplicate copies of materials to owners, only one copy of the prospectus and annual and semi-annual reports for the funds will be mailed to owners having the same name and address on our records. The consolidation of these mailings, called householding, benefits us through reduced mailing expense. If you want to receive multiple copies of these materials, you may call us at 1-800-852-4450. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.
Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions, and other parties (“Financial Intermediaries”) for the sale of the Contract according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on purchase payments made on the Contract. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements, and educational payments. These Additional Payments are designed to provide incentives for the sale of the Contracts as well as other products sold by the Company and may influence the Financial intermediary or its registered representative to recommend the purchase of this Contract over competing annuity contracts or other investment options. You may ask your registered representative about these differing and divergent interests, how your registered representative is personally compensated, and how your sales representative’s broker-dealer is compensated for soliciting applications for the Contract.
Service Arrangements and Compensation
The Company has entered into agreements with the distributors, advisers, and/or the affiliates of some of the mutual funds underlying the Contract and receives compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Contract owners’ instructions. Because the Company receives such fees, it may be subject to competing interests in making these funds available as investment options under the Contract. The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Contract. Without these payments, charges under the Contract are expected to be higher.
Independent Registered Public Accounting Firm
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by Ernst and Young LLP, independent registered public accounting firm, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports which also appear in the SAI.
FINANCIAL STATEMENTS
The financial statements of the Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

TABLE OF SEPARATE ACCOUNT DIVISIONS

The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

American Century VP Income & Growth Division

Invests in:	American Century VP Income & Growth Fund – Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth by investing in common stocks. Income is a secondary objective.

Fidelity VIP Government Money Market Division

Invests in:	Fidelity VIP Government Money Market Portfolio – Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Franklin Templeton Growth VIP Division

Invests in:	Franklin Templeton VIP Trust – Templeton Growth VIP Fund – Class 2
Investment Advisor:	Templeton Global Advisors Limited
Investment Objective:	seeks long-term capital growth.

Core Plus Bond Division

Invests in:	Principal Variable Contracts Funds Core Plus Bond Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide current income and, as a secondary objective, capital appreciation.

Diversified International Division

Invests in:	Principal Variable Contracts Funds Diversified International Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

Equity Income Division

Invests in:	Principal Variable Contracts Funds Equity Income Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide a relatively high level of current income and long-term growth of income and capital.

Government & High Quality Bond Division

Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	to seek a high level of current income consistent with safety and liquidity.

LargeCap Growth I Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I – Class 1
Investment Advisor:	T. Rowe Price Associates and Brown Advisory, LLC through a Sub-advisory agreement with Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

LargeCap S&P 500 Index Division

Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

MidCap Division (no longer available to new investors with an application signature dated on or after 08/16/2013)

Invests in:	Principal Variable Contracts Funds MidCap Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

Short-Term Income Division

Invests in:	Principal Variable Contracts Funds Short-Term Income Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Division

Invests in:	Principal Variable Contracts Funds SmallCap Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

Registration Statement

This prospectus (Part A of the registration statement) omits some information contained in the SAI (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby Incorporated by reference into this prospectus. You may request a free copy of the SAI by contacting your registered representative or calling us at 1-800-852-4450.

Information about the Contract (Including the SAI and Part C of the registration statement) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission as 202-942-8090. Reports and other information about the Contract are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street NE, Washington, D.C. 20549-0102.

The registration number for the Contract is 333-63401.

Customer Inquiries
Your questions should be directed to: Principal ® Freedom Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, 1-800-852-4450.
TABLE OF CONTENTS OF THE SAI

The table of contents for the Statement of Additional Information is provided below.

TABLE OF CONTENTS
Page
GENERAL INFORMATION AND HISTORY	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
PRINCIPAL UNDERWRITER	3
CALCULATION OF PERFORMANCE DATA	3
TAXATION UNDER CERTAIN RETIREMENT PLANS	4
FINANCIAL STATEMENTS
APPENDIX A - Principal Life Insurance Company Separate Account B
APPENDIX B - Principal Life Insurance Company

To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

Principal Securities, Inc.
a company of
the Principal Financial Group
Des Moines, IA 50392-2080
Telephone: 1-800-852-4450

CONDENSED FINANCIAL INFORMATION
Financial statements are included in the Statement of Additional Information. Following are unit values for the Contract for the periods ended December 31.

	Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
American Century VP Income & Growth
2018	$23.178	$21.403	-7.66%	119
2017	19.401	23.178	19.47	128
2016	17.242	19.401	12.52	144
2015	18.425	17.242	-6.42	156
2014	16.517	18.425	11.55	174
2013	12.265	16.517	34.67	195
2012	10.780	12.265	13.77	227
2011	10.544	10.780	2.24	249
2010	9.316	10.544	13.18	293
2009	7.956	9.316	17.09	340
Core Plus Bond
2018	18.932	18.506	-2.25	227
2017	18.218	18.932	3.92	264
2016	17.652	18.218	3.21	278
2015	17.889	17.652	-1.32	303
2014	17.144	17.889	4.35	338
2013	17.440	17.144	-1.70	357
2012	16.356	17.440	6.63	402
2011	15.405	16.356	6.17	436
2010	13.915	15.405	10.71	479
2009	11.606	13.915	19.89	549
Diversified International
2018	21.226	17.354	-18.24	101
2017	16.586	21.226	27.97	109
2016	16.668	16.586	-0.49	119
2015	16.870	16.668	-1.20	134
2014	17.579	16.870	-4.03	139
2013	14.926	17.579	17.77	156
2012	12.710	14.926	17.43	202
2011	14.384	12.710	-11.64	229
2010	12.759	14.384	12.74	263
2009	9.985	12.759	27.78	333
Equity Income
2018(1)	10.000	9.394	-6.06	228
Fidelity VIP Government Money Market
2018	9.927	10.005	0.78	110
2017	9.943	9.927	-0.16	94
2016(2)	10.000	9.943	-0.57	137

	Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Government & High Quality Bond
2018	$12.652	$12.659	0.06%	176
2017	12.525	12.652	1.02	164
2016	12.408	12.525	0.94	194
2015	12.416	12.408	-0.06	210
2014	11.916	12.416	4.19	220
2013	12.143	11.916	-1.87	254
2012	11.786	12.143	3.03	286
2011	11.189	11.786	5.33	316
2010	10.661	11.189	4.95	332
2009	10.099	10.661	5.56	12
LargeCap Growth I
2018	25.317	26.005	2.72	75
2017	19.095	25.317	32.58	85
2016	19.018	19.095	0.40	88
2015	17.797	19.018	6.86	99
2014	16.525	17.797	7.69	97
2013	12.242	16.525	34.99	113
2012	10.610	12.242	15.38	125
2011	10.735	10.610	-1.17	141
2010	9.052	10.735	18.59	169
2009	5.978	9.052	51.42	184
LargeCap S&P 500 Index
2018	22.924	21.689	-5.39	342
2017	19.030	22.924	20.46	373
2016	17.199	19.030	10.65	415
2015	17.151	17.199	0.28	461
2014	15.268	17.151	12.33	513
2013	11.661	15.268	30.93	564
2012	10.183	11.661	14.52	639
2011	10.095	10.183	0.87	762
2010	8.878	10.095	13.71	883
2009	7.089	8.878	25.24	1,017
MidCap
2018	61.027	56.546	-7.34	145
2017	49.035	61.027	24.46	159
2016	44.808	49.035	9.43	183
2015	44.459	44.808	0.78	204
2014	39.686	44.459	12.03	219
2013	29.885	39.686	32.80	247
2012	25.235	29.885	18.43	296
2011	23.502	25.235	7.38	341
2010	19.099	23.502	23.05	394
2009	14.400	19.099	32.63	180

	Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Short-Term Income
2018	$12.228	$12.247	0.16%	93
2017	12.044	12.228	1.52	100
2016	11.893	12.044	1.27	110
2015	11.910	11.893	-0.14	124
2014	11.807	11.910	0.87	134
2013	11.774	11.807	0.28	159
2012	11.310	11.774	4.11	180
2011	11.252	11.310	0.51	191
2010	10.891	11.252	3.32	217
2009	9.991	10.891	9.01	9
SmallCap
2018	34.861	30.800	-11.65	104
2017	31.149	34.861	11.92	115
2016	26.762	31.149	16.39	129
2015	27.017	26.762	-0.94	146
2014	25.976	27.017	4.01	121
2013	17.724	25.976	46.56	133
2012	15.584	17.724	13.73	152
2011	15.952	15.584	-2.31	174
2010	12.947	15.952	23.21	193
2009	10.687	12.947	21.15	229
Templeton Growth VIP
2018	25.034	21.136	-15.57	35
2017	21.306	25.034	17.50	36
2016	19.602	21.306	8.69	40
2015	21.141	19.602	-7.28	44
2014	21.939	21.141	-3.64	45
2013	16.898	21.939	29.83	49
2012	14.052	16.898	20.25	61
2011	15.235	14.052	-7.76	69
2010	14.307	15.235	6.48	79
2009	11.006	14.307	29.99	92
(1) Commenced operations on October 12, 2018.
(2) Commenced operations on April 8, 2016.

PART B

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

PRINCIPAL ® FREEDOM VARIABLE ANNUITY CONTRACT

Statement of Additional Information

dated May 1, 2019

The Statement of Additional Information provides information about the Principal ® Freedom Variable Annuity sponsored by Principal Life Insurance Company.

This Statement of Additional Information is not a prospectus but does provide information that supplements the Contract’s Prospectus dated May 1, 2019. It should be read with that Prospectus which is available without charge. To request a copy of the Prospectus, please contact us at:

Principal ® Freedom Variable Annuity
Principal Financial Group
P.O. Box 9382
Des Moines, Iowa 50306-9382
Telephone: 1-800-852-4450

TABLE OF CONTENTS
Page
GENERAL INFORMATION AND HISTORY	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
PRINCIPAL UNDERWRITER	3
CALCULATION OF PERFORMANCE DATA	3
TAXATION UNDER CERTAIN RETIREMENT PLANS	4
FINANCIAL STATEMENTS
APPENDIX A - Principal Life Insurance Company Separate Account B
APPENDIX B - Principal Life Insurance Company

2

GENERAL INFORMATION AND HISTORY

Principal Life Insurance Company (the “Company”) is the issuer of the Principal ® Freedom Variable Annuity (the “Contract”) and serves as custodian of its assets. The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.

On June 24, 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.
PRINCIPAL UNDERWRITER

The principal underwriter of the Contract is Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation which is a wholly owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of PSI is the Principal Financial Group, 655 9th Street, Des Moines, Iowa 50392. PSI was incorporated in Iowa in 1968 and is a securities broker-dealer registered with the Securities Exchange Commission as well as a member of the FINRA. The Contracts may also be sold through other broker-dealers authorized by PSI and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.

The Contract’s offering to the public is non-continuous. As the principal underwriter, PSI is paid for the distribution of the Contract. For the last three fiscal years PSI has received and retained the following commissions:

2018 received/retained	2017 received/retained	2016 received/retained
$3,662/$0	$2,051/$0	$2,213/$0
CALCULATION OF PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.
The Contract was not offered prior to April 30, 1999. Certain of the underlying funds were offered prior to the date the Contract was available. The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as if the Contract had been issued on or after the date the mutual fund in which such division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund is derived by reducing the actual performance of the underlying mutual fund by the fees and charges of the Contract as if it had been in existence.
The yield and total return figures described below vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.

3

From time to time the Account advertises its Money Market division’s “yield” and “effective yield” for the Contract. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment under the contract in the division over a seven-day period (the period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield. For the period ended December 31, 2018, the 7-day annualized and effective yields of the Fidelity VIP Government Money Market Division were 1.34% and 1.35%, respectively.
In addition, the Separate Account advertises the “yield” for certain other divisions for the Contract. The “yield” of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a contingent deferred sales charge which, if included, would reduce the “yield.” No contingent deferred sales charge is assessed on investments in the Separate Account divisions of the Contract.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value.
Following are the hypothetical average annual total returns for the period ended December 31, 2018 assuming the Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:

Division	Effective Date	One Year	Five Years	Ten Years
American Century VP Income & Growth	10/31/1997	-7.66%	5.32%	10.40%
Core Plus Bond	12/18/1987	-2.25%	1.54%	4.78%
Diversified International	05/02/1994	-18.24%	-0.26%	5.68%
Equity Income	04/28/1998	-5.82%	6.69%	10.85%
Fidelity VIP Government Money Market	04/01/1982	0.78%	-0.34%	-0.48%
Government & High Quality Bond	05/06/1993	0.05%	1.22%	2.29%
LargeCap Growth I	06/01/1994	2.72%	9.49%	15.84%
LargeCap S&P 500 Index	05/03/1999	-5.39%	7.27%	11.83%
MidCap	12/18/1987	-7.34%	7.34%	14.66%
Short-Term Income	01/12/1994	0.16%	0.73%	2.06%
SmallCap	05/01/1998	-11.65%	3.47%	11.16%
Templeton Growth VIP	08/24/1988	-15.57%	-0.74%	6.74%
TAXATION UNDER CERTAIN RETIREMENT PLANS
Individual Retirement Annuities
Contributions. Individuals may make contributions for individual retirement annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.
Such individuals may establish a traditional IRA for a non-working spouse (if they file a joint return). The annual contribution for both spouses’ contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse’s compensation. No more than the individual IRA limit may be contributed to either spouse’s IRA for any year.

Traditional IRA- Maximum Annual Contribution
Year	Individual IRA	Individual IRA + Spousal IRA
2018	$5,500	$11,000
2019	$6,000	$12,000
For succeeding years, limits are indexed for cost of living.
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 in 2018 and 2019. These additional catch-up contributions can be applied for Spousal IRA purposes.

4

Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are fully tax deductible regardless of income. If an individual is an active participant in a qualified retirement plan, his/her ability to deduct the contributions depends upon his/her income level and tax filing status.
For individuals who are not active plan participants but whose spouses are, deductibility of traditional IRA contributions is phased out if the couple files a joint return and the Modified Adjusted Gross Income is between $193,000 and $203,000 in 2019.

Deductibility of Traditional IRA Contributions for Active Plan Participants
Married Individuals (Filing Jointly)			Single/Head of Household Individual
Year	Limited Deduction	No Deduction	Year	Limited Deduction	No Deduction
2018	$101,000	$121,000	2018	$63,000	$73,000
2019	$103,000	$123,000	2019	$64,000	$74,000

An individual may make non-deductible IRA contributions to the extent of the excess of:
1)    The lesser of maximum annual contribution or 100% of compensation, over
2)    The IRA deductible contributions made with respect to the individual.
A person whose filing status is "married, filing separately" may not make a full traditional IRA deduction contribution, unless the couple is separated and have been living apart for the entire year. Only a partial deductible contribution is allowed if your Modified Adjusted Gross Income is less than $10,000.
An individual may not make any contribution to his/her own traditional IRA for the year in which he/she reaches age 70½ or for any year thereafter.
Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59½ are subject to a 10% penalty tax in addition to regular income tax. Exempted from this 10% tax penalty are the following types of distributions: distributions due to death; distributions due to disability; if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's designated Beneficiary; distributions to pay deducible medical expenses; distributions for unemployed health insurance premiums; distributions for first-time home purchases (up to $10,000; distributions for higher education expenses; made on account of certain levies on income and payments; qualified reservist distributions; and distributions for certain natural disaster victims.
Required Distributions. Generally, distributions from IRA Contracts must commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 70 ½, and such distributions must be made over a period that does not exceed the uniform lifetime distribution period or in certain instances under the joint life and last survivor period established by the IRS. In addition, upon the death of the owner prior to the commencement of distributions from the IRA contract, the amount accumulated under the contract must be distributed by December 31 of the calendar year that contains fifth anniversary of the owner’s death or, if distributions to a beneficiary designated under the contract commence by December 31 of the calendar year following the Plan Participant’s death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary’s life expectancy. If the Plan Participant has commenced receiving distributions prior to the Plan Participant’s death, distributions must continue at least as rapidly as under the method in effect at the date of death or, if distributions to a beneficiary designated under the contract commence by December 31 of the calendar year following the Plan Participant’s death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary’s life expectancy. If the surviving spouse is the beneficiary of the IRA Contract, the surviving spouse may have additional distribution options. A penalty tax of 50% may be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year.

5

Tax-Free Rollovers. The Internal Revenue Code (the “Code”) permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified retirement plan, tax-deferred annuity plan, or governmental 457(b) plan to an IRA Contract if certain conditions are met, and if the indirect rollover of assets is completed within 60 days after the distribution from the qualified plan is received by the plan participant. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans, tax-deferred annuity plan, or governmental 457(b) plan distributions and the 60-day rollover rules. In addition, not more frequently than once every twelve months, an individual may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees or to Roth IRA conversions.
Simplified Employee Pension (SEP) Plans and Salary Reduction Simplified Employee Pension (SAR/SEP) Plans
Contributions . Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of 25% of employee compensation or $56,000 (plus if applicable the $6,000 catch-up contribution) for 2019.
Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.
These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions.”
No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.

Salary Reduction Simplified Employee Pension Plan (SAR/SEP)
Year	Elective Deferral	Catch-up Contribution
2018	$18,500	$6,000
2019	$19,000	$6,000
Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for traditional IRAs.
Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for traditional IRAs.
Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for traditional IRAs, subject to the same conditions and limitations.
Savings Incentive Match Plans for Employees (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.
These elective deferrals cannot exceed the amounts shown in the chart. In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions” in an amount equal to $3,000 for 2019.
Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $13,000 limit in 2019) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, if in 2019, an individual under age 50 defers the maximum of $13,000 to a SIMPLE IRA of one employer and also participates in a 401(k) plan of another employer, they would be limited to an elective deferral of $6,000 ($19,000 - $13,000) to the 401(k) plan for 2019.

6

The employer generally must match either 100% of the employee’s elective deferral, up to 3% of the employee’s compensation (subject to certain exceptions) or fixed nonelective contributions of 2% of compensation of all eligible employees.

Savings Incentive Match Plan for Employees (SIMPLE IRA)
Year	Elective Deferral	Catch-up Contribution	401(k) Elective Deferral
2018	$12,500	$3,000	$18,500
2019	$13,000	$3,000	$19,000
Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for traditional IRAs, except that distributions made within two years of the date of an employee’s first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.
Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for traditional IRAs.
Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs to other types of IRAs and certain qualified plans are permitted after two years have elapsed from the date of an employee’s first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are permitted after two years of participation in the SIMPLE IRA.

7

FINANCIAL STATEMENTS

APPENDIX A - Principal Life Insurance Company Separate Account B Financials

8

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Principal Life Insurance Company and Contract Owners of Principal Life Insurance Company Separate Account B

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Principal Life Insurance Company Separate Account B (the Separate Account), as of December 31, 2018, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018, the results of its operations and the changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1970.
Des Moines, Iowa
April 29, 2019

Appendix:
Subaccounts comprising Principal Life Insurance Company Separate Account B

Statement of operations	Statements of changes in net assets
AllianceBernstein Small Cap Growth Class A Division
AllianceBernstein Small/Mid Cap Value Class A Division
Alps/Red Rocks Listed Private Equity Class III Division
American Century VP Capital Appreciation Class I Division
American Century VP Income & Growth Class I Division
American Century VP Inflation Protection Class II Division
American Century VP Mid Cap Value Class II Division
American Century VP Ultra Class I Division
American Century VP Ultra Class II Division
American Century VP Value Class II Division
American Funds Insurance Series Asset Allocation Fund Class 2 Division
American Funds Insurance Series Asset Allocation Fund Class 4 Division
American Funds Insurance Series Blue Chip Income and Growth Class 2 Division
American Funds Insurance Series Blue Chip Income and Growth Class 4 Division
American Funds Insurance Series Global Small Capitalization Fund Class 2 Division
American Funds Insurance Series Global Small Capitalization Fund Class 4 Division
American Funds Insurance Series High-Income Bond Class 2 Division
American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division
American Funds Insurance Series Managed Risk Growth Fund Class P2 Division
American Funds Insurance Series Managed Risk International Fund Class P2 Division
American Funds Insurance Series New World Fund Class 2 Division
American Funds Insurance Series New World Fund Class 4 Division
BlackRock Advantage U.S. Total Market Class III Division
BlackRock Global Allocation Class III Division
BlackRock iShares Dynamic Allocation Class III Division
Calvert EAFE International Index Class F Division
Calvert Russell 2000 Small Cap Index Class F Division
Calvert S&P MidCap 400 Index Class F Division
ClearBridge Small Cap Growth Class II Division
Columbia Limited Duration Credit Class 2 Division
Columbia Small Cap Value Class 2 Division
Core Plus Bond Class 1 Division
Core Plus Bond Class 2 Division
Delaware Limited Term Diversified Income Service Class Division
Delaware Small Cap Value Service Class Division
Diversified Balanced Class 2 Division
Diversified Balanced Managed Volatility Class 2 Division
Diversified Growth Class 2 Division
Diversified Growth Managed Volatility Class 2 Division
Diversified Income Class 2 Division
Diversified International Class 1 Division
Diversified International Class 2 Division
Dreyfus IP MidCap Stock Service Shares Division
Dreyfus IP Technology Growth Service Shares Division
DWS Alternative Asset Allocation Class B Division (1)
DWS Equity 500 Index Class B2 Division (2)
DWS Small Mid Cap Value Class B Division (3)
Equity Income Class 1 Division
Equity Income Class 2 Division
Fidelity VIP Contrafund Service Class Division
Fidelity VIP Contrafund Service Class 2 Division
Fidelity VIP Equity-Income Service Class 2 Division
Fidelity VIP Government Money Market Initial Class Division
Fidelity VIP Government Money Market Service Class 2 Division
Fidelity VIP Growth Service Class Division
Fidelity VIP Growth Service Class 2 Division
Fidelity VIP Mid Cap Service Class Division
Fidelity VIP Mid Cap Service Class 2 Division
Fidelity VIP Overseas Service Class 2 Division

For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Franklin Global Real Estate VIP Class 2 Division
Franklin Rising Dividends VIP Class 4 Division
Franklin Small Cap Value VIP Class 2 Division
Goldman Sachs VIT Mid Cap Value Institutional Shares Division
Goldman Sachs VIT Mid Cap Value Service Shares Division
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division
Goldman Sachs VIT Small Cap Equity Insights Service Shares Division
Government & High Quality Bond Class 1 Division
Government & High Quality Bond Class 2 Division
Guggenheim Floating Rate Strategies Series F Division
Guggenheim Investments Global Managed Futures Strategy Division
Guggenheim Investments Long Short Equity Division
Guggenheim Investments Multi-Hedge Strategies Division
Income Class 1 Division
Income Class 2 Division
International Emerging Markets Class 1 Division
International Emerging Markets Class 2 Division
Invesco American Franchise Series I Division
Invesco Balanced-Risk Allocation Series II Division
Invesco Core Equity Series I Division
Invesco Health Care Series I Division (4)
Invesco Health Care Series II Division (5)
Invesco International Growth Series I Division
Invesco International Growth Series II Division
Invesco Mid Cap Growth Series I Division
Invesco Small Cap Equity Series I Division
Invesco Technology Series I Division
Invesco Value Opportunities Series I Division
Janus Henderson Enterprise Service Shares Division
Janus Henderson Flexible Bond Service Shares Division
LargeCap Growth Class 1 Division
LargeCap Growth Class 2 Division
LargeCap Growth I Class 1 Division
LargeCap Growth I Class 2 Division
LargeCap S&P 500 Index Class 1 Division
LargeCap S&P 500 Index Class 2 Division
MFS International Value Service Class Division
MFS New Discovery Service Class Division
MFS Utilities Service Class Division
MFS Value Service Class Division
MidCap Class 1 Division
Multi-Asset Income Class 1 Division
Multi-Asset Income Class 2 Division
Neuberger Berman AMT Large Cap Value Class I Division
Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division
Neuberger Berman AMT Sustainable Equity Class I Division (6)
Oppenheimer Main Street Small Cap Service Shares Division
PIMCO All Asset Administrative Class Division
PIMCO All Asset Advisor Class Division
PIMCO Commodity Real Return Strategy M Class Division
PIMCO High Yield Administrative Class Division
PIMCO Low Duration Advisor Class Division
PIMCO Total Return Administrative Class Division
Principal Capital Appreciation Class 1 Division
Principal Capital Appreciation Class 2 Division
Principal LifeTime 2010 Class 1 Division
Principal LifeTime 2020 Class 1 Division
Principal LifeTime 2020 Class 2 Division
Principal LifeTime 2030 Class 1 Division
Principal LifeTime 2030 Class 2 Division
Principal LifeTime 2040 Class 1 Division
Principal LifeTime 2040 Class 2 Division
Principal LifeTime 2050 Class 1 Division
Principal LifeTime 2050 Class 2 Division
Principal LifeTime Strategic Income Class 1 Division

Real Estate Securities Class 1 Division
Real Estate Securities Class 2 Division
Rydex Basic Materials Division
Rydex Commodities Strategy Division
Rydex NASDAQ 100 Division
SAM Balanced Portfolio Class 1 Division
SAM Balanced Portfolio Class 2 Division
SAM Conservative Balanced Portfolio Class 1 Division
SAM Conservative Balanced Portfolio Class 2 Division
SAM Conservative Growth Portfolio Class 1 Division
SAM Conservative Growth Portfolio Class 2 Division
SAM Flexible Income Portfolio Class 1 Division
SAM Flexible Income Portfolio Class 2 Division
SAM Strategic Growth Portfolio Class 1 Division
SAM Strategic Growth Portfolio Class 2 Division
Short-Term Income Class 1 Division
Short-Term Income Class 2 Division
SmallCap Class 1 Division
SmallCap Class 2 Division
T. Rowe Price Blue Chip Growth Portfolio II Division
T. Rowe Price Health Sciences Portfolio II Division
Templeton Global Bond VIP Class 4 Division
Templeton Growth VIP Class 2 Division
The Merger Fund Division
VanEck Global Hard Assets Class S Division

Diversified Balanced Class 1 Division	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 26, 2017 (commencement of operations) through December 31, 2017
Diversified Balanced Volatility Control Class 2 Division Diversified Growth Volatility Control Class 2 Division	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from April 6, 2017 (commencement of operations) through December 31, 2017
Calvert Investment Grade Bond Portfolio Class F Division
Franklin Income VIP Class 4 Division
Neuberger Berman AMT Sustainable Equity Class S Division
TOPS Aggressive Growth ETF Portfolio Investor Class Division
TOPS Balanced ETF Portfolio Investor Class Division
TOPS Conservative ETF Portfolio Investor Class Division
TOPS Growth ETF Portfolio Investor Class Division
TOPS Moderate Growth ETF Portfolio Investor Class Division
For the period from June 11, 2018 (commencement of operations) through December 31, 2018
(1) Represented the operations of Deutsche Alternative Asset Allocation Class B Division until October 13, 2018.
(2) Represented the operations of Deutsche Equity 500 Index Class B2 Division until October 13, 2018.
(3) Represented the operations of Deutsche Small Mid Cap Value Class B Division until October 13, 2018.
(4) Represented the operations of Invesco Global Health Care Series I Division until June 9, 2018.
(5) Represented the operations of Invesco Global Health Care Series II Division until June 9, 2018.
(6) Represented the operations of Neuberger Berman AMT Socially Responsive Class I Division until June 9, 2018.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Rocks Listed Private Equity Class III Division	American Century VP Capital Appreciation Class I Division

Assets
Investments in shares of mutual funds, at fair value	$4,470,552	$4,134,456	$224,810	$1,846,370
Total assets	4,470,552	4,134,456	224,810	1,846,370
Total liabilities	—	—	—	—
Net assets	$4,470,552	$4,134,456	$224,810	$1,846,370

Net assets
Applicable to accumulation units	$4,470,552	$4,134,456	$224,810	$1,846,370
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,470,552	$4,134,456	$224,810	$1,846,370

Investments in shares of mutual funds, at cost	$4,556,450	$4,782,126	$259,658	$1,896,806

Shares of mutual funds owned	269,635	244,209	20,308	130,302

Accumulation units outstanding	132,323	315,786	24,056	148,908
Annuitized units outstanding	—	—	—	—
Total units outstanding	132,323	315,786	24,056	148,908

Statements of Operations
Year ended December 31, 2018
	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Rocks Listed Private Equity Class III Division	American Century VP Capital Appreciation Class I Division

Net investment income (loss)
Investment income:
Dividends	$—	$24,675	$12,312	$—

Expenses:
Mortality and expense risks	66,205	64,855	1,357	29,227
Administrative charges	7,946	7,512	233	3,508
Separate account rider charges	3,293	5,691	—	1,455
Net investment income (loss)	(77,444)	(53,383)	10,722	(34,190)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(63,472)	(54,434)	856	30,768
Capital gains distributions	256,308	411,630	622	12,876
Total realized gains (losses) on investments	192,836	357,196	1,478	43,644

Change in net unrealized appreciation (depreciation)
of investments	(215,621)	(1,153,428)	(40,514)	(139,577)

Net gains (losses) on investments	(100,229)	(849,615)	(28,314)	(130,123)

Net increase (decrease) in net assets resulting from operations	$(100,229)	$(849,615)	$(28,314)	$(130,123)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Assets
Investments in shares of mutual funds, at fair value	$9,022,836	$34,370,212	$7,713,524	$3,466,960
Total assets	9,022,836	34,370,212	7,713,524	3,466,960
Total liabilities	—	—	—	—
Net assets	$9,022,836	$34,370,212	$7,713,524	$3,466,960

Net assets
Applicable to accumulation units	$9,022,836	$34,370,212	$7,713,524	$3,466,960
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$9,022,836	$34,370,212	$7,713,524	$3,466,960

Investments in shares of mutual funds, at cost	$7,915,690	$36,975,258	$8,353,909	$2,898,996

Shares of mutual funds owned	1,000,315	3,565,375	421,044	199,250

Accumulation units outstanding	443,100	2,719,107	365,786	157,328
Annuitized units outstanding	—	—	—	—
Total units outstanding	443,100	2,719,107	365,786	157,328

Statements of Operations
Year ended December 31, 2018
	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Net investment income (loss)
Investment income:
Dividends	$201,625	$1,103,366	$118,515	$9,955

Expenses:
Mortality and expense risks	121,364	494,624	118,553	49,312
Administrative charges	3,848	59,279	13,278	1,973
Separate account rider charges	—	1,124	6,887	—
Net investment income (loss)	76,413	548,339	(20,203)	(41,330)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	841,103	(1,924,563)	218,713	351,229
Capital gains distributions	813,356	—	591,310	383,697
Total realized gains (losses) on investments	1,654,459	(1,924,563)	810,023	734,926

Change in net unrealized appreciation (depreciation)
of investments	(2,472,593)	(338,271)	(2,086,089)	(679,662)

Net gains (losses) on investments	(741,721)	(1,714,495)	(1,296,269)	13,934

Net increase (decrease) in net assets resulting from operations	$(741,721)	$(1,714,495)	$(1,296,269)	$13,934

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division

Assets
Investments in shares of mutual funds, at fair value	$26,046,341	$12,705,246	$2,447,294	$3,674,175
Total assets	26,046,341	12,705,246	2,447,294	3,674,175
Total liabilities	—	—	—	—
Net assets	$26,046,341	$12,705,246	$2,447,294	$3,674,175

Net assets
Applicable to accumulation units	$26,046,341	$12,705,246	$2,447,294	$3,674,175
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$26,046,341	$12,705,246	$2,447,294	$3,674,175

Investments in shares of mutual funds, at cost	$21,544,397	$8,386,711	$2,617,857	$3,972,045

Shares of mutual funds owned	1,524,962	1,267,989	116,095	175,044

Accumulation units outstanding	1,017,950	607,893	214,289	353,457
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,017,950	607,893	214,289	353,457

Statements of Operations
Year ended December 31, 2018
	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division

Net investment income (loss)
Investment income:
Dividends	$37,209	$229,369	$43,902	$55,276

Expenses:
Mortality and expense risks	386,445	190,380	26,644	28,960
Administrative charges	46,379	8,728	2,824	4,634
Separate account rider charges	5,508	—	2,664	—
Net investment income (loss)	(401,123)	30,261	11,770	21,682

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	5,721,037	811,328	13,256	2,993
Capital gains distributions	3,321,386	975	82,257	145,383
Total realized gains (losses) on investments	9,042,423	812,303	95,513	148,376

Change in net unrealized appreciation (depreciation)
of investments	(8,103,195)	(2,347,999)	(284,645)	(399,237)

Net gains (losses) on investments	538,105	(1,505,435)	(177,362)	(229,179)

Net increase (decrease) in net assets resulting from operations	$538,105	$(1,505,435)	$(177,362)	$(229,179)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Blue Chip Income and Growth Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division

Assets
Investments in shares of mutual funds, at fair value	$2,859,842	$3,492,761	$1,321,452	$701,221
Total assets	2,859,842	3,492,761	1,321,452	701,221
Total liabilities	—	—	—	—
Net assets	$2,859,842	$3,492,761	$1,321,452	$701,221

Net assets
Applicable to accumulation units	$2,859,842	$3,492,761	$1,321,452	$701,221
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,859,842	$3,492,761	$1,321,452	$701,221

Investments in shares of mutual funds, at cost	$3,262,876	$3,950,893	$1,424,055	$777,941

Shares of mutual funds owned	233,647	286,527	62,450	32,952

Accumulation units outstanding	246,957	342,094	131,702	71,947
Annuitized units outstanding	—	—	—	—
Total units outstanding	246,957	342,094	131,702	71,947

Statements of Operations
Year ended December 31, 2018
	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Blue Chip Income and Growth Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division

Net investment income (loss)
Investment income:
Dividends	$61,324	$68,176	$1,159	$141

Expenses:
Mortality and expense risks	38,710	27,625	17,181	5,583
Administrative charges	4,022	4,450	1,599	942
Separate account rider charges	3,805	—	568	—
Net investment income (loss)	14,787	36,101	(18,189)	(6,384)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	73,437	6,646	(5,018)	(7,618)
Capital gains distributions	234,521	225,418	59,203	28,292
Total realized gains (losses) on investments	307,958	232,064	54,185	20,674

Change in net unrealized appreciation (depreciation)
of investments	(652,359)	(645,000)	(216,726)	(120,290)

Net gains (losses) on investments	(329,614)	(376,835)	(180,730)	(106,000)

Net increase (decrease) in net assets resulting from operations	$(329,614)	$(376,835)	$(180,730)	$(106,000)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,195,125	$1,091,724	$1,520,335	$135,334
Total assets	1,195,125	1,091,724	1,520,335	135,334
Total liabilities	—	—	—	—
Net assets	$1,195,125	$1,091,724	$1,520,335	$135,334

Net assets
Applicable to accumulation units	$1,195,125	$1,091,724	$1,520,335	$135,334
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,195,125	$1,091,724	$1,520,335	$135,334

Investments in shares of mutual funds, at cost	$1,328,642	$1,159,427	$1,590,437	$145,368

Shares of mutual funds owned	130,046	89,339	124,515	13,866

Accumulation units outstanding	114,094	106,523	140,284	13,417
Annuitized units outstanding	—	—	—	—
Total units outstanding	114,094	106,523	140,284	13,417

Statements of Operations
Year ended December 31, 2018
	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division

Net investment income (loss)
Investment income:
Dividends	$78,415	$13,803	$5,029	$2,234

Expenses:
Mortality and expense risks	17,009	9,085	9,616	1,249
Administrative charges	680	1,466	1,651	199
Separate account rider charges	—	—	—	—
Net investment income (loss)	60,726	3,252	(6,238)	786

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(6,343)	5,941	6,145	846
Capital gains distributions	—	38,875	73,429	561
Total realized gains (losses) on investments	(6,343)	44,816	79,574	1,407

Change in net unrealized appreciation (depreciation)
of investments	(98,561)	(115,554)	(119,881)	(19,439)

Net gains (losses) on investments	(44,178)	(67,486)	(46,545)	(17,246)

Net increase (decrease) in net assets resulting from operations	$(44,178)	$(67,486)	$(46,545)	$(17,246)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	BlackRock Advantage U.S. Total Market Class III Division	BlackRock Global Allocation Class III Division

Assets
Investments in shares of mutual funds, at fair value	$1,331,841	$1,090,735	$813,838	$1,617,720
Total assets	1,331,841	1,090,735	813,838	1,617,720
Total liabilities	—	—	—	—
Net assets	$1,331,841	$1,090,735	$813,838	$1,617,720

Net assets
Applicable to accumulation units	$1,331,841	$1,090,735	$813,838	$1,617,720
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,331,841	$1,090,735	$813,838	$1,617,720

Investments in shares of mutual funds, at cost	$1,446,293	$1,188,717	$1,047,433	$1,720,152

Shares of mutual funds owned	64,062	52,667	55,514	124,921

Accumulation units outstanding	134,025	116,525	78,506	167,009
Annuitized units outstanding	—	—	—	—
Total units outstanding	134,025	116,525	78,506	167,009

Statements of Operations
Year ended December 31, 2018
	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	BlackRock Advantage U.S. Total Market Class III Division	BlackRock Global Allocation Class III Division

Net investment income (loss)
Investment income:
Dividends	$13,282	$7,589	$14,000	$14,988

Expenses:
Mortality and expense risks	21,736	8,509	4,745	17,706
Administrative charges	2,070	1,390	848	2,191
Separate account rider charges	639	—	—	540
Net investment income (loss)	(11,163)	(2,310)	8,407	(5,449)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	138,653	9,233	(3,268)	2,889
Capital gains distributions	46,154	24,340	114,602	75,038
Total realized gains (losses) on investments	184,807	33,573	111,334	77,927

Change in net unrealized appreciation (depreciation)
of investments	(453,843)	(200,737)	(209,290)	(222,601)

Net gains (losses) on investments	(280,199)	(169,474)	(89,549)	(150,123)

Net increase (decrease) in net assets resulting from operations	$(280,199)	$(169,474)	$(89,549)	$(150,123)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	BlackRock iShares Dynamic Allocation Class III Division	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Portfolio Class F Division (1)	Calvert Russell 2000 Small Cap Index Class F Division

Assets
Investments in shares of mutual funds, at fair value	$552,540	$565,223	$163,993	$1,479,169
Total assets	552,540	565,223	163,993	1,479,169
Total liabilities	—	—	—	—
Net assets	$552,540	$565,223	$163,993	$1,479,169

Net assets
Applicable to accumulation units	$552,540	$565,223	$163,993	$1,479,169
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$552,540	$565,223	$163,993	$1,479,169

Investments in shares of mutual funds, at cost	$576,344	$648,084	$166,416	$1,761,943

Shares of mutual funds owned	53,749	7,389	3,125	20,816

Accumulation units outstanding	54,840	64,734	16,196	154,689
Annuitized units outstanding	—	—	—	—
Total units outstanding	54,840	64,734	16,196	154,689

Statements of Operations
Year ended December 31, 2018
	BlackRock iShares Dynamic Allocation Class III Division	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Portfolio Class F Division (1)	Calvert Russell 2000 Small Cap Index Class F Division

Net investment income (loss)
Investment income:
Dividends	$4,480	$18,967	$4,613	$14,811

Expenses:
Mortality and expense risks	4,232	1,981	282	10,055
Administrative charges	663	406	71	1,758
Separate account rider charges	347	—	—	—
Net investment income (loss)	(762)	16,580	4,260	2,998

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,795	1,758	(31)	(1,922)
Capital gains distributions	7,882	—	—	67,497
Total realized gains (losses) on investments	9,677	1,758	(31)	65,575

Change in net unrealized appreciation (depreciation)
of investments	(45,856)	(88,008)	(2,423)	(310,205)

Net gains (losses) on investments	(36,941)	(69,670)	1,806	(241,632)

Net increase (decrease) in net assets resulting from operations	$(36,941)	$(69,670)	$1,806	$(241,632)

(1) Commenced operations June 11, 2018.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Class II Division	Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$2,436,335	$1,114,756	$190,865	$565,766
Total assets	2,436,335	1,114,756	190,865	565,766
Total liabilities	—	—	—	—
Net assets	$2,436,335	$1,114,756	$190,865	$565,766

Net assets
Applicable to accumulation units	$2,436,335	$1,114,756	$190,865	$565,766
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,436,335	$1,114,756	$190,865	$565,766

Investments in shares of mutual funds, at cost	$2,822,791	$1,299,298	$193,573	$736,103

Shares of mutual funds owned	24,937	48,871	20,656	40,068

Accumulation units outstanding	243,334	101,966	19,366	59,100
Annuitized units outstanding	—	—	—	—
Total units outstanding	243,334	101,966	19,366	59,100

Statements of Operations
Year ended December 31, 2018
	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Class II Division	Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$29,801	$—	$2,852	$1,012

Expenses:
Mortality and expense risks	21,446	6,604	2,074	5,717
Administrative charges	3,503	1,183	234	897
Separate account rider charges	—	—	54	—
Net investment income (loss)	4,852	(7,787)	490	(5,602)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	10,324	12,119	(1,084)	6,848
Capital gains distributions	154,415	124,321	—	86,568
Total realized gains (losses) on investments	164,739	136,440	(1,084)	93,416

Change in net unrealized appreciation (depreciation)
of investments	(539,742)	(217,942)	(1,942)	(222,161)

Net gains (losses) on investments	(370,151)	(89,289)	(2,536)	(134,347)

Net increase (decrease) in net assets resulting from operations	$(370,151)	$(89,289)	$(2,536)	$(134,347)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Core Plus Bond Class 1 Division	Core Plus Bond Class 2 Division	Delaware Limited Term Diversified Income Service Class Division	Delaware Small Cap Value Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$109,851,868	$760,711	$374,481	$2,167,255
Total assets	109,851,868	760,711	374,481	2,167,255
Total liabilities	—	—	—	—
Net assets	$109,851,868	$760,711	$374,481	$2,167,255

Net assets
Applicable to accumulation units	$109,851,868	$760,711	$374,481	$2,167,255
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$109,851,868	$760,711	$374,481	$2,167,255

Investments in shares of mutual funds, at cost	$112,166,638	$782,045	$381,845	$2,573,066

Shares of mutual funds owned	10,162,060	70,896	39,295	66,521

Accumulation units outstanding	5,240,284	76,221	37,996	170,419
Annuitized units outstanding	—	—	—	—
Total units outstanding	5,240,284	76,221	37,996	170,419

Statements of Operations
Year ended December 31, 2018
	Core Plus Bond Class 1 Division	Core Plus Bond Class 2 Division	Delaware Limited Term Diversified Income Service Class Division	Delaware Small Cap Value Service Class Division

Net investment income (loss)
Investment income:
Dividends	$3,984,020	$27,571	$7,443	$15,659

Expenses:
Mortality and expense risks	1,481,245	7,187	3,686	33,748
Administrative charges	121,014	1,145	337	3,641
Separate account rider charges	23,150	—	85	2,739
Net investment income (loss)	2,358,611	19,239	3,335	(24,469)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	552,964	(14,834)	(698)	57,047
Capital gains distributions	—	—	—	187,282
Total realized gains (losses) on investments	552,964	(14,834)	(698)	244,329

Change in net unrealized appreciation (depreciation)
of investments	(6,486,857)	(23,134)	(6,433)	(725,239)

Net gains (losses) on investments	(3,575,282)	(18,729)	(3,796)	(505,379)

Net increase (decrease) in net assets resulting from operations	$(3,575,282)	$(18,729)	$(3,796)	$(505,379)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Diversified Balanced Class 1 Division	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division	Diversified Balanced Volatility Control Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$22,897,633	$968,136,022	$162,127,276	$66,955,631
Total assets	22,897,633	968,136,022	162,127,276	66,955,631
Total liabilities	—	—	—	—
Net assets	$22,897,633	$968,136,022	$162,127,276	$66,955,631

Net assets
Applicable to accumulation units	$22,897,633	$968,136,022	$162,127,276	$66,955,631
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$22,897,633	$968,136,022	$162,127,276	$66,955,631

Investments in shares of mutual funds, at cost	$23,893,087	$862,137,630	$157,979,039	$68,787,611

Shares of mutual funds owned	1,539,855	65,062,904	14,296,938	6,494,241

Accumulation units outstanding	2,269,134	62,816,801	14,216,969	6,571,695
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,269,134	62,816,801	14,216,969	6,571,695

Statements of Operations
Year ended December 31, 2018
	Diversified Balanced Class 1 Division	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division	Diversified Balanced Volatility Control Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$671,858	$25,411,935	$6,426,819	$422,818

Expenses:
Mortality and expense risks	299,947	13,455,265	2,194,639	667,791
Administrative charges	11,516	1,614,820	263,806	80,144
Separate account rider charges	—	485,786	66,047	—
Net investment income (loss)	360,395	9,856,064	3,902,327	(325,117)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	86,021	41,017,117	2,582,319	214,298
Capital gains distributions	331,038	13,898,985	1,311,308	159,533
Total realized gains (losses) on investments	417,059	54,916,102	3,893,627	373,831

Change in net unrealized appreciation (depreciation)
of investments	(1,819,831)	(114,144,647)	(15,661,168)	(3,177,655)

Net gains (losses) on investments	(1,042,377)	(49,372,481)	(7,865,214)	(3,128,941)

Net increase (decrease) in net assets resulting from operations	$(1,042,377)	$(49,372,481)	$(7,865,214)	$(3,128,941)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division	Diversified Income Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$3,487,376,164	$325,257,138	$384,856,712	$241,402,310
Total assets	3,487,376,164	325,257,138	384,856,712	241,402,310
Total liabilities	—	—	—	—
Net assets	$3,487,376,164	$325,257,138	$384,856,712	$241,402,310

Net assets
Applicable to accumulation units	$3,487,376,164	$325,257,138	$384,856,712	$241,402,310
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,487,376,164	$325,257,138	$384,856,712	$241,402,310

Investments in shares of mutual funds, at cost	$3,019,972,862	$313,288,671	$399,090,825	$239,109,371

Shares of mutual funds owned	214,080,796	28,015,258	37,112,508	19,374,182

Accumulation units outstanding	207,515,420	27,700,756	37,493,040	19,716,390
Annuitized units outstanding	—	—	—	—
Total units outstanding	207,515,420	27,700,756	37,493,040	19,716,390

Statements of Operations
Year ended December 31, 2018
	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division	Diversified Income Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$95,734,989	$14,575,905	$2,233,691	$5,251,404

Expenses:
Mortality and expense risks	48,322,062	4,378,489	3,614,830	3,198,071
Administrative charges	5,799,325	527,251	433,830	383,813
Separate account rider charges	1,236,504	147,024	—	68,753
Net investment income (loss)	40,377,098	9,523,141	(1,814,969)	1,600,767

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	122,040,880	5,314,775	615,301	5,678,308
Capital gains distributions	39,759,958	2,720,332	878,384	1,657,034
Total realized gains (losses) on investments	161,800,838	8,035,107	1,493,685	7,335,342

Change in net unrealized appreciation (depreciation)
of investments	(420,217,284)	(36,214,974)	(22,030,674)	(18,427,084)

Net gains (losses) on investments	(218,039,348)	(18,656,726)	(22,351,958)	(9,490,975)

Net increase (decrease) in net assets resulting from operations	$(218,039,348)	$(18,656,726)	$(22,351,958)	$(9,490,975)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Diversified International Class 1 Division	Diversified International Class 2 Division	Dreyfus IP MidCap Stock Service Shares Division	Dreyfus IP Technology Growth Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$95,801,314	$1,092,259	$428,518	$8,555,429
Total assets	95,801,314	1,092,259	428,518	8,555,429
Total liabilities	—	—	—	—
Net assets	$95,801,314	$1,092,259	$428,518	$8,555,429

Net assets
Applicable to accumulation units	$95,801,314	$1,092,259	$428,518	$8,555,429
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$95,801,314	$1,092,259	$428,518	$8,555,429

Investments in shares of mutual funds, at cost	$83,624,306	$1,297,377	$513,626	$7,590,675

Shares of mutual funds owned	6,982,604	79,092	25,644	401,475

Accumulation units outstanding	4,205,778	116,292	45,796	260,684
Annuitized units outstanding	—	—	—	—
Total units outstanding	4,205,778	116,292	45,796	260,684

Statements of Operations
Year ended December 31, 2018
	Diversified International Class 1 Division	Diversified International Class 2 Division	Dreyfus IP MidCap Stock Service Shares Division	Dreyfus IP Technology Growth Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$2,476,917	$23,580	$998	$—

Expenses:
Mortality and expense risks	1,452,000	9,160	3,460	138,708
Administrative charges	93,603	1,565	583	16,647
Separate account rider charges	6,675	—	—	9,901
Net investment income (loss)	924,639	12,855	(3,045)	(165,256)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	6,180,082	(1,022)	72	678,771
Capital gains distributions	—	—	34,565	588,969
Total realized gains (losses) on investments	6,180,082	(1,022)	34,637	1,267,740

Change in net unrealized appreciation (depreciation)
of investments	(29,351,372)	(253,234)	(107,221)	(1,286,839)

Net gains (losses) on investments	$(22,246,651)	$(241,401)	$(75,629)	$(184,355)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	DWS Alternative Asset Allocation Class B Division (1)	DWS Equity 500 Index Class B2 Division (2)	DWS Small Mid Cap Value Class B Division (3)	Equity Income Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$37,421	$1,690,713	$1,084,214	$215,812,201
Total assets	37,421	1,690,713	1,084,214	215,812,201
Total liabilities	—	—	—	—
Net assets	$37,421	$1,690,713	$1,084,214	$215,812,201

Net assets
Applicable to accumulation units	$37,421	$1,690,713	$1,084,214	$215,789,632
Applicable to contracts in annuitization period	—	—	—	22,569
Total net assets	$37,421	$1,690,713	$1,084,214	$215,812,201

Investments in shares of mutual funds, at cost	$40,171	$1,805,674	$1,396,949	$197,230,983

Shares of mutual funds owned	3,095	89,456	88,870	9,440,604

Accumulation units outstanding	4,224	149,217	99,874	13,698,663
Annuitized units outstanding	—	—	—	2,417
Total units outstanding	4,224	149,217	99,874	13,701,080

Statements of Operations
Year ended December 31, 2018
	DWS Alternative Asset Allocation Class B Division (1)	DWS Equity 500 Index Class B2 Division (2)	DWS Small Mid Cap Value Class B Division (3)	Equity Income Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$666	$20,136	$12,821	$3,432,525

Expenses:
Mortality and expense risks	474	16,332	15,324	2,426,166
Administrative charges	58	2,431	1,912	233,770
Separate account rider charges	—	—	730	16,544
Net investment income (loss)	134	1,373	(5,145)	756,045

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(207)	6,840	(37,756)	15,956,360
Capital gains distributions	—	134,466	226,571	10,616,056
Total realized gains (losses) on investments	(207)	141,306	188,815	26,572,416

Change in net unrealized appreciation (depreciation)
of investments	(4,324)	(269,733)	(416,978)	(41,670,303)

Net gains (losses) on investments	(4,397)	(127,054)	(233,308)	(14,341,842)

Net increase (decrease) in net assets resulting from operations	$(4,397)	$(127,054)	$(233,308)	$(14,341,842)

(1) Represented the operations of Deutsche Alternative Asset Allocation Class B Division until October 13, 2018.
(2) Represented the operations of Deutsche Equity 500 Index Class B2 Division until October 13, 2018.
(3) Represented the operations of Deutsche Small Mid Cap Value Class B Division until October 13, 2018.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Equity Income Class 2 Division	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$4,292,349	$32,951,781	$43,924,413	$25,518,195
Total assets	4,292,349	32,951,781	43,924,413	25,518,195
Total liabilities	—	—	—	—
Net assets	$4,292,349	$32,951,781	$43,924,413	$25,518,195

Net assets
Applicable to accumulation units	$4,292,349	$32,951,781	$43,924,413	$25,518,195
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,292,349	$32,951,781	$43,924,413	$25,518,195

Investments in shares of mutual funds, at cost	$4,630,157	$29,516,406	$41,285,461	$26,777,976

Shares of mutual funds owned	189,424	1,030,709	1,402,888	1,285,551

Accumulation units outstanding	395,602	1,180,886	1,896,715	1,306,136
Annuitized units outstanding	—	—	—	—
Total units outstanding	395,602	1,180,886	1,896,715	1,306,136

Statements of Operations
Year ended December 31, 2018
	Equity Income Class 2 Division	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$58,290	$232,180	$218,896	$600,112

Expenses:
Mortality and expense risks	31,583	496,552	630,198	375,188
Administrative charges	4,890	19,864	76,984	25,774
Separate account rider charges	—	—	12,813	5,388
Net investment income (loss)	21,817	(284,236)	(501,099)	193,762

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	7,227	2,121,222	3,661,878	941,182
Capital gains distributions	204,791	3,574,542	4,559,185	1,448,086
Total realized gains (losses) on investments	212,018	5,695,764	8,221,063	2,389,268

Change in net unrealized appreciation (depreciation)
of investments	(543,962)	(7,947,435)	(11,302,296)	(5,446,945)

Net gains (losses) on investments	(310,127)	(2,535,907)	(3,582,332)	(2,863,915)

Net increase (decrease) in net assets resulting from operations	$(310,127)	$(2,535,907)	$(3,582,332)	$(2,863,915)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Fidelity VIP Government Money Market Initial Class Division	Fidelity VIP Government Money Market Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$41,119,227	$7,639,080	$12,987,148	$10,302,386
Total assets	41,119,227	7,639,080	12,987,148	10,302,386
Total liabilities	—	—	—	—
Net assets	$41,119,227	$7,639,080	$12,987,148	$10,302,386

Net assets
Applicable to accumulation units	$41,119,227	$7,639,080	$12,987,148	$10,302,386
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$41,119,227	$7,639,080	$12,987,148	$10,302,386

Investments in shares of mutual funds, at cost	$41,119,224	$7,639,080	$10,478,211	$9,834,380

Shares of mutual funds owned	41,119,226	7,639,080	206,703	166,409

Accumulation units outstanding	8,644,462	767,785	643,559	383,343
Annuitized units outstanding	—	—	—	—
Total units outstanding	8,644,462	767,785	643,559	383,343

Statements of Operations
Year ended December 31, 2018
	Fidelity VIP Government Money Market Initial Class Division	Fidelity VIP Government Money Market Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$574,774	$70,271	$22,140	$4,881

Expenses:
Mortality and expense risks	406,173	50,096	191,067	149,760
Administrative charges	32,634	7,413	7,644	17,973
Separate account rider charges	10,978	—	—	6,466
Net investment income (loss)	124,989	12,762	(176,571)	(169,318)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	—	—	1,031,070	733,214
Capital gains distributions	—	—	2,138,300	1,687,293
Total realized gains (losses) on investments	—	—	3,169,370	2,420,507

Change in net unrealized appreciation (depreciation)
of investments	54	—	(3,076,834)	(2,366,458)

Net gains (losses) on investments	125,043	12,762	(84,035)	(115,269)

Net increase (decrease) in net assets resulting from operations	$125,043	$12,762	$(84,035)	$(115,269)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Fidelity VIP Mid Cap Service Class Division	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$77,958	$21,792,487	$22,376,768	$790,450
Total assets	77,958	21,792,487	22,376,768	790,450
Total liabilities	—	—	—	—
Net assets	$77,958	$21,792,487	$22,376,768	$790,450

Net assets
Applicable to accumulation units	$77,958	$21,792,487	$22,376,768	$790,450
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$77,958	$21,792,487	$22,376,768	$790,450

Investments in shares of mutual funds, at cost	$90,029	$24,853,614	$20,206,296	$842,157

Shares of mutual funds owned	2,607	745,807	1,180,832	52,697

Accumulation units outstanding	6,676	1,047,000	1,398,121	79,497
Annuitized units outstanding	—	—	—	—
Total units outstanding	6,676	1,047,000	1,398,121	79,497

Statements of Operations
Year ended December 31, 2018
	Fidelity VIP Mid Cap Service Class Division	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$1,346	$105,518	$333,391	$22,011

Expenses:
Mortality and expense risks	3,447	317,566	325,103	8,917
Administrative charges	—	39,442	39,034	1,170
Separate account rider charges	—	16,118	3,250	12
Net investment income (loss)	(2,101)	(267,608)	(33,996)	11,912

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	113,494	399,672	1,504,811	32
Capital gains distributions	57,013	2,238,833	—	—
Total realized gains (losses) on investments	170,507	2,638,505	1,504,811	32

Change in net unrealized appreciation (depreciation)
of investments	(151,615)	(6,524,536)	(5,715,975)	(72,281)

Net gains (losses) on investments	16,791	(4,153,639)	(4,245,160)	(60,337)

Net increase (decrease) in net assets resulting from operations	$16,791	$(4,153,639)	$(4,245,160)	$(60,337)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Franklin Income VIP Class 4 Division (1)	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Assets
Investments in shares of mutual funds, at fair value	$86,521	$1,479,523	$3,646,965	$10,677,930
Total assets	86,521	1,479,523	3,646,965	10,677,930
Total liabilities	—	—	—	—
Net assets	$86,521	$1,479,523	$3,646,965	$10,677,930

Net assets
Applicable to accumulation units	$86,521	$1,479,523	$3,646,965	$10,677,930
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$86,521	$1,479,523	$3,646,965	$10,677,930

Investments in shares of mutual funds, at cost	$88,705	$1,541,359	$4,510,405	$13,428,737

Shares of mutual funds owned	5,737	58,922	249,792	828,389

Accumulation units outstanding	9,204	130,811	177,991	455,659
Annuitized units outstanding	—	—	—	—
Total units outstanding	9,204	130,811	177,991	455,659

Statements of Operations
Year ended December 31, 2018
	Franklin Income VIP Class 4 Division (1)	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Net investment income (loss)
Investment income:
Dividends	$—	$18,861	$39,051	$161,537

Expenses:
Mortality and expense risks	79	15,627	56,121	159,329
Administrative charges	19	2,326	6,446	18,973
Separate account rider charges	—	—	3,507	3,697
Net investment income (loss)	(98)	908	(27,023)	(20,462)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(536)	(11,584)	(143,972)	234,145
Capital gains distributions	—	96,522	665,056	1,464,966
Total realized gains (losses) on investments	(536)	84,938	521,084	1,699,111

Change in net unrealized appreciation (depreciation)
of investments	(2,184)	(192,704)	(1,092,891)	(3,099,240)

Net gains (losses) on investments	(2,818)	(106,858)	(598,830)	(1,420,591)

Net increase (decrease) in net assets resulting from operations	$(2,818)	$(106,858)	$(598,830)	$(1,420,591)

(1) Commenced operations June 11, 2018.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$658,026	$46,407	$5,727,684	$337,000
Total assets	658,026	46,407	5,727,684	337,000
Total liabilities	—	—	—	—
Net assets	$658,026	$46,407	$5,727,684	$337,000

Net assets
Applicable to accumulation units	$658,026	$46,407	$5,727,684	$337,000
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$658,026	$46,407	$5,727,684	$337,000

Investments in shares of mutual funds, at cost	$797,403	$49,978	$7,227,821	$427,745

Shares of mutual funds owned	50,578	5,447	552,332	32,782

Accumulation units outstanding	68,519	4,929	269,802	32,921
Annuitized units outstanding	—	—	—	—
Total units outstanding	68,519	4,929	269,802	32,921

Statements of Operations
Year ended December 31, 2018
	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$4,005	$1,259	$31,800	$810

Expenses:
Mortality and expense risks	6,745	198	86,671	2,711
Administrative charges	952	37	10,192	445
Separate account rider charges	—	—	2,135	—
Net investment income (loss)	(3,692)	1,024	(67,198)	(2,346)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(5,928)	(52)	183,407	2,532
Capital gains distributions	90,288	—	952,913	54,142
Total realized gains (losses) on investments	84,360	(52)	1,136,320	56,674

Change in net unrealized appreciation (depreciation)
of investments	(168,196)	(3,570)	(1,681,780)	(97,355)

Net gains (losses) on investments	(87,528)	(2,598)	(612,658)	(43,027)

Net increase (decrease) in net assets resulting from operations	$(87,528)	$(2,598)	$(612,658)	$(43,027)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Government & High Quality Bond Class 1 Division	Government & High Quality Bond Class 2 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division

Assets
Investments in shares of mutual funds, at fair value	$83,790,376	$1,824,089	$3,430,574	$181,839
Total assets	83,790,376	1,824,089	3,430,574	181,839
Total liabilities	—	—	—	—
Net assets	$83,790,376	$1,824,089	$3,430,574	$181,839

Net assets
Applicable to accumulation units	$83,790,376	$1,824,089	$3,430,574	$181,839
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$83,790,376	$1,824,089	$3,430,574	$181,839

Investments in shares of mutual funds, at cost	$91,425,759	$1,926,359	$3,556,805	$201,878

Shares of mutual funds owned	8,847,981	192,821	135,542	11,716

Accumulation units outstanding	7,616,315	181,707	332,996	21,177
Annuitized units outstanding	—	—	—	—
Total units outstanding	7,616,315	181,707	332,996	21,177

Statements of Operations
Year ended December 31, 2018
	Government & High Quality Bond Class 1 Division	Government & High Quality Bond Class 2 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division

Net investment income (loss)
Investment income:
Dividends	$3,383,552	$64,549	$68,990	$—

Expenses:
Mortality and expense risks	1,100,426	15,873	30,488	1,865
Administrative charges	81,213	2,475	3,401	254
Separate account rider charges	19,208	—	367	43
Net investment income (loss)	2,182,705	46,201	34,734	(2,162)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(2,325,561)	(16,789)	1,498	(2,189)
Capital gains distributions	—	—	—	—
Total realized gains (losses) on investments	(2,325,561)	(16,789)	1,498	(2,189)

Change in net unrealized appreciation (depreciation)
of investments	(438,402)	(31,113)	(140,794)	(16,291)

Net gains (losses) on investments	(581,258)	(1,701)	(104,562)	(20,642)

Net increase (decrease) in net assets resulting from operations	$(581,258)	$(1,701)	$(104,562)	$(20,642)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Guggenheim Investments Long Short Equity Division	Guggenheim Investments Multi-Hedge Strategies Division	Income Class 1 Division	Income Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$202,939	$538,657	$5,073,193	$1,403,489
Total assets	202,939	538,657	5,073,193	1,403,489
Total liabilities	—	—	—	—
Net assets	$202,939	$538,657	$5,073,193	$1,403,489

Net assets
Applicable to accumulation units	$202,939	$538,657	$5,073,193	$1,403,489
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$202,939	$538,657	$5,073,193	$1,403,489

Investments in shares of mutual funds, at cost	$231,176	$549,820	$5,233,848	$1,444,354

Shares of mutual funds owned	15,386	22,853	506,813	140,913

Accumulation units outstanding	21,125	56,797	488,889	137,781
Annuitized units outstanding	—	—	—	—
Total units outstanding	21,125	56,797	488,889	137,781

Statements of Operations
Year ended December 31, 2018
	Guggenheim Investments Long Short Equity Division	Guggenheim Investments Multi-Hedge Strategies Division	Income Class 1 Division	Income Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$—	$—	$219,541	$59,375

Expenses:
Mortality and expense risks	1,856	6,769	62,285	11,080
Administrative charges	225	857	6,416	1,821
Separate account rider charges	22	122	6,250	—
Net investment income (loss)	(2,103)	(7,748)	144,590	46,474

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,298	(520)	(66,296)	(17,236)
Capital gains distributions	21,195	—	—	—
Total realized gains (losses) on investments	22,493	(520)	(66,296)	(17,236)

Change in net unrealized appreciation (depreciation)
of investments	(46,659)	(28,353)	(117,773)	(31,234)

Net gains (losses) on investments	(26,269)	(36,621)	(39,479)	(1,996)

Net increase (decrease) in net assets resulting from operations	$(26,269)	$(36,621)	$(39,479)	$(1,996)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	International Emerging Markets Class 1 Division	International Emerging Markets Class 2 Division	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division

Assets
Investments in shares of mutual funds, at fair value	$40,998,831	$1,531,678	$3,825,520	$310,080
Total assets	40,998,831	1,531,678	3,825,520	310,080
Total liabilities	—	—	—	—
Net assets	$40,998,831	$1,531,678	$3,825,520	$310,080

Net assets
Applicable to accumulation units	$40,998,831	$1,531,678	$3,825,520	$310,080
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$40,998,831	$1,531,678	$3,825,520	$310,080

Investments in shares of mutual funds, at cost	$41,880,474	$1,857,825	$3,194,815	$373,684

Shares of mutual funds owned	2,711,563	102,180	66,938	33,199

Accumulation units outstanding	1,413,713	169,257	213,251	30,395
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,413,713	169,257	213,251	30,395

Statements of Operations
Year ended December 31, 2018
	International Emerging Markets Class 1 Division	International Emerging Markets Class 2 Division	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division

Net investment income (loss)
Investment income:
Dividends	$606,185	$19,266	$—	$4,246

Expenses:
Mortality and expense risks	650,135	12,809	56,786	3,454
Administrative charges	56,423	2,195	2,272	478
Separate account rider charges	5,993	—	—	—
Net investment income (loss)	(106,366)	4,262	(59,058)	314

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,311,424	4,163	270,109	(912)
Capital gains distributions	—	—	281,469	29,438
Total realized gains (losses) on investments	2,311,424	4,163	551,578	28,526

Change in net unrealized appreciation (depreciation)
of investments	(14,162,851)	(425,756)	(664,227)	(55,192)

Net gains (losses) on investments	(11,957,793)	(417,331)	(171,707)	(26,352)

Net increase (decrease) in net assets resulting from operations	$(11,957,793)	$(417,331)	$(171,707)	$(26,352)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Invesco Core Equity Series I Division	Invesco Health Care Series I Division (1)	Invesco Health Care Series II Division (2)	Invesco International Growth Series I Division

Assets
Investments in shares of mutual funds, at fair value	$12,517,650	$6,469,297	$1,313,206	$6,592,203
Total assets	12,517,650	6,469,297	1,313,206	6,592,203
Total liabilities	—	—	—	—
Net assets	$12,517,650	$6,469,297	$1,313,206	$6,592,203

Net assets
Applicable to accumulation units	$12,517,650	$6,469,297	$1,313,206	$6,592,203
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$12,517,650	$6,469,297	$1,313,206	$6,592,203

Investments in shares of mutual funds, at cost	$12,216,747	$8,144,118	$1,500,896	$7,035,815

Shares of mutual funds owned	404,578	276,348	59,314	199,885

Accumulation units outstanding	788,319	312,290	126,541	620,874
Annuitized units outstanding	—	—	—	—
Total units outstanding	788,319	312,290	126,541	620,874

Statements of Operations
Year ended December 31, 2018
	Invesco Core Equity Series I Division	Invesco Health Care Series I Division (1)	Invesco Health Care Series II Division (2)	Invesco International Growth Series I Division

Net investment income (loss)
Investment income:
Dividends	$134,001	$—	$—	$168,522

Expenses:
Mortality and expense risks	192,904	90,009	11,496	104,520
Administrative charges	7,717	4,226	1,667	12,544
Separate account rider charges	—	247	—	3,668
Net investment income (loss)	(66,620)	(94,482)	(13,163)	47,790

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	868,947	113,250	(26,391)	443,151
Capital gains distributions	959,725	917,940	151,725	57,071
Total realized gains (losses) on investments	1,828,672	1,031,190	125,334	500,222

Change in net unrealized appreciation (depreciation)
of investments	(3,263,203)	(931,133)	(141,599)	(1,906,439)

Net gains (losses) on investments	(1,501,151)	5,575	(29,428)	(1,358,427)

Net increase (decrease) in net assets resulting from operations	$(1,501,151)	$5,575	$(29,428)	$(1,358,427)

(1) Represented the operations of Invesco Global Health Care Series I Division until June 9, 2018.
(2) Represented the operations of Invesco Global Health Care Series II Division until June 9, 2018.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Invesco International Growth Series II Division	Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division

Assets
Investments in shares of mutual funds, at fair value	$860,949	$1,041,771	$5,591,478	$3,046,570
Total assets	860,949	1,041,771	5,591,478	3,046,570
Total liabilities	—	—	—	—
Net assets	$860,949	$1,041,771	$5,591,478	$3,046,570

Net assets
Applicable to accumulation units	$860,949	$1,041,771	$5,591,478	$3,046,570
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$860,949	$1,041,771	$5,591,478	$3,046,570

Investments in shares of mutual funds, at cost	$957,401	$1,202,544	$6,966,458	$2,865,730

Shares of mutual funds owned	26,483	218,401	351,003	138,986

Accumulation units outstanding	93,729	65,850	252,544	245,159
Annuitized units outstanding	—	—	—	—
Total units outstanding	93,729	65,850	252,544	245,159

Statements of Operations
Year ended December 31, 2018
	Invesco International Growth Series II Division	Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division

Net investment income (loss)
Investment income:
Dividends	$15,583	$—	$—	$—

Expenses:
Mortality and expense risks	7,739	15,589	89,296	46,001
Administrative charges	1,179	624	8,898	1,840
Separate account rider charges	—	—	4,318	—
Net investment income (loss)	6,665	(16,213)	(102,512)	(47,841)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,082	21,176	103,773	254,044
Capital gains distributions	6,113	135,248	453,481	154,186
Total realized gains (losses) on investments	7,195	156,424	557,254	408,230

Change in net unrealized appreciation (depreciation)
of investments	(158,987)	(207,235)	(1,481,969)	(351,387)

Net gains (losses) on investments	(145,127)	(67,024)	(1,027,227)	9,002

Net increase (decrease) in net assets resulting from operations	$(145,127)	$(67,024)	$(1,027,227)	$9,002

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Invesco Value Opportunities Series I Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division	LargeCap Growth Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$2,905,478	$8,592,280	$1,857,956	$39,308,454
Total assets	2,905,478	8,592,280	1,857,956	39,308,454
Total liabilities	—	—	—	—
Net assets	$2,905,478	$8,592,280	$1,857,956	$39,308,454

Net assets
Applicable to accumulation units	$2,905,478	$8,592,280	$1,857,956	$39,308,454
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,905,478	$8,592,280	$1,857,956	$39,308,454

Investments in shares of mutual funds, at cost	$3,572,524	$6,864,019	$1,940,109	$27,346,755

Shares of mutual funds owned	528,269	136,407	151,918	1,391,449

Accumulation units outstanding	204,389	416,584	187,875	2,218,594
Annuitized units outstanding	—	—	—	—
Total units outstanding	204,389	416,584	187,875	2,218,594

Statements of Operations
Year ended December 31, 2018
	Invesco Value Opportunities Series I Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division	LargeCap Growth Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$11,769	$12,771	$49,043	$103,490

Expenses:
Mortality and expense risks	48,152	121,918	21,116	566,018
Administrative charges	5,779	4,877	2,700	33,339
Separate account rider charges	1,376	—	203	4,207
Net investment income (loss)	(43,538)	(114,024)	25,024	(500,074)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(155,304)	1,049,412	(33,900)	4,409,587
Capital gains distributions	377,587	469,864	—	3,470,487
Total realized gains (losses) on investments	222,283	1,519,276	(33,900)	7,880,074

Change in net unrealized appreciation (depreciation)
of investments	(911,597)	(1,513,581)	(42,489)	(10,619,371)

Net gains (losses) on investments	$(732,852)	$(108,329)	$(51,365)	$(3,239,371)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	LargeCap Growth Class 2 Division	LargeCap Growth I Class 1 Division	LargeCap Growth I Class 2 Division	LargeCap S&P 500 Index Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$1,525,604	$102,802,630	$3,159,387	$88,546,808
Total assets	1,525,604	102,802,630	3,159,387	88,546,808
Total liabilities	—	—	—	—
Net assets	$1,525,604	$102,802,630	$3,159,387	$88,546,808

Net assets
Applicable to accumulation units	$1,525,604	$102,802,630	$3,159,387	$88,546,808
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,525,604	$102,802,630	$3,159,387	$88,546,808

Investments in shares of mutual funds, at cost	$1,788,924	$87,894,151	$3,482,603	$66,614,695

Shares of mutual funds owned	54,369	3,415,370	105,878	5,402,490

Accumulation units outstanding	153,152	1,581,960	287,735	5,075,303
Annuitized units outstanding	—	—	—	—
Total units outstanding	153,152	1,581,960	287,735	5,075,303

Statements of Operations
Year ended December 31, 2018
	LargeCap Growth Class 2 Division	LargeCap Growth I Class 1 Division	LargeCap Growth I Class 2 Division	LargeCap S&P 500 Index Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$1,512	$40,913	$63	$1,714,800

Expenses:
Mortality and expense risks	10,104	1,450,835	17,262	1,233,950
Administrative charges	1,748	79,279	3,114	94,361
Separate account rider charges	—	9,304	—	21,391
Net investment income (loss)	(10,340)	(1,498,505)	(20,313)	365,098

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	32,069	7,437,191	1,202	8,911,993
Capital gains distributions	115,023	8,346,205	197,012	3,471,465
Total realized gains (losses) on investments	147,092	15,783,396	198,214	12,383,458

Change in net unrealized appreciation (depreciation)
of investments	(369,940)	(10,937,857)	(383,342)	(18,120,279)

Net gains (losses) on investments	(233,188)	3,347,034	(205,441)	(5,371,723)

Net increase (decrease) in net assets resulting from operations	$(233,188)	$3,347,034	$(205,441)	$(5,371,723)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	LargeCap S&P 500 Index Class 2 Division	MFS International Value Service Class Division	MFS New Discovery Service Class Division	MFS Utilities Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$7,079,947	$5,717,283	$2,463,304	$12,388,418
Total assets	7,079,947	5,717,283	2,463,304	12,388,418
Total liabilities	—	—	—	—
Net assets	$7,079,947	$5,717,283	$2,463,304	$12,388,418

Net assets
Applicable to accumulation units	$7,079,947	$5,717,283	$2,463,304	$12,388,418
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$7,079,947	$5,717,283	$2,463,304	$12,388,418

Investments in shares of mutual funds, at cost	$7,665,097	$5,940,970	$2,807,155	$12,895,481

Shares of mutual funds owned	435,957	232,410	154,827	429,259

Accumulation units outstanding	678,065	530,727	196,955	633,405
Annuitized units outstanding	—	—	—	—
Total units outstanding	678,065	530,727	196,955	633,405

Statements of Operations
Year ended December 31, 2018
	LargeCap S&P 500 Index Class 2 Division	MFS International Value Service Class Division	MFS New Discovery Service Class Division	MFS Utilities Service Class Division

Net investment income (loss)
Investment income:
Dividends	$103,142	$62,968	$—	$104,912

Expenses:
Mortality and expense risks	49,539	78,488	24,909	155,318
Administrative charges	8,445	9,272	2,740	19,038
Separate account rider charges	—	614	1,279	5,570
Net investment income (loss)	45,158	(25,406)	(28,928)	(75,014)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	32,400	254,029	46,293	(241,135)
Capital gains distributions	218,371	78,286	344,108	47,962
Total realized gains (losses) on investments	250,771	332,315	390,401	(193,173)

Change in net unrealized appreciation (depreciation)
of investments	(859,123)	(1,068,216)	(584,728)	163,854

Net gains (losses) on investments	(563,194)	(761,307)	(223,255)	(104,333)

Net increase (decrease) in net assets resulting from operations	$(563,194)	$(761,307)	$(223,255)	$(104,333)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	MFS Value Service Class Division	MidCap Class 1 Division	Multi-Asset Income Class 1 Division	Multi-Asset Income Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$4,680,953	$283,507,349	$182,928	$43,239
Total assets	4,680,953	283,507,349	182,928	43,239
Total liabilities	—	—	—	—
Net assets	$4,680,953	$283,507,349	$182,928	$43,239

Net assets
Applicable to accumulation units	$4,680,953	$283,507,349	$182,928	$43,239
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,680,953	$283,507,349	$182,928	$43,239

Investments in shares of mutual funds, at cost	$5,138,831	$291,942,096	$185,515	$46,888

Shares of mutual funds owned	276,000	5,841,899	17,760	4,235

Accumulation units outstanding	192,172	3,361,002	17,129	4,430
Annuitized units outstanding	—	—	—	—
Total units outstanding	192,172	3,361,002	17,129	4,430

Statements of Operations
Year ended December 31, 2018
	MFS Value Service Class Division	MidCap Class 1 Division	Multi-Asset Income Class 1 Division	Multi-Asset Income Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$69,807	$911,911	$5,043	$1,137

Expenses:
Mortality and expense risks	69,275	4,086,898	2,235	230
Administrative charges	8,314	270,933	193	43
Separate account rider charges	2,685	24,369	67	—
Net investment income (loss)	(10,467)	(3,470,289)	2,548	864

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	141,979	21,957,062	497	(57)
Capital gains distributions	363,510	42,441,174	582	131
Total realized gains (losses) on investments	505,489	64,398,236	1,079	74

Change in net unrealized appreciation (depreciation)
of investments	(1,119,990)	(84,185,785)	(16,908)	(3,699)

Net gains (losses) on investments	(624,968)	(23,257,838)	(13,281)	(2,761)

Net increase (decrease) in net assets resulting from operations	$(624,968)	$(23,257,838)	$(13,281)	$(2,761)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Neuberger Berman AMT Large Cap Value Class I Division	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division	Neuberger Berman AMT Sustainable Equity Class I Division (1)	Neuberger Berman AMT Sustainable Equity Class S Division (2)

Assets
Investments in shares of mutual funds, at fair value	$3,817,962	$2,453,269	$3,204,743	$1,506
Total assets	3,817,962	2,453,269	3,204,743	1,506
Total liabilities	—	—	—	—
Net assets	$3,817,962	$2,453,269	$3,204,743	$1,506

Net assets
Applicable to accumulation units	$3,817,962	$2,453,269	$3,204,743	$1,506
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,817,962	$2,453,269	$3,204,743	$1,506

Investments in shares of mutual funds, at cost	$3,738,887	$2,613,268	$2,894,810	$1,632

Shares of mutual funds owned	261,863	110,707	141,178	66

Accumulation units outstanding	168,541	223,059	131,545	170
Annuitized units outstanding	—	—	—	—
Total units outstanding	168,541	223,059	131,545	170

Statements of Operations
Year ended December 31, 2018
	Neuberger Berman AMT Large Cap Value Class I Division	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division	Neuberger Berman AMT Sustainable Equity Class I Division (1)	Neuberger Berman AMT Sustainable Equity Class S Division (2)

Net investment income (loss)
Investment income:
Dividends	$49,173	$—	$17,320	$7

Expenses:
Mortality and expense risks	53,394	33,581	47,902	4
Administrative charges	6,408	4,247	5,749	1
Separate account rider charges	1,590	271	799	—
Net investment income (loss)	(12,219)	(38,099)	(37,130)	2

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	283,648	87,774	536,361	(477)
Capital gains distributions	437,534	230,730	193,784	191
Total realized gains (losses) on investments	721,182	318,504	730,145	(286)

Change in net unrealized appreciation (depreciation)
of investments	(803,614)	(507,941)	(893,064)	(126)

Net gains (losses) on investments	(94,651)	(227,536)	(200,049)	(410)

Net increase (decrease) in net assets resulting from operations	$(94,651)	$(227,536)	$(200,049)	$(410)

(1) Represented the operations of Neuberger Berman AMT Socially Responsive Class I Division until June 9, 2018.
(2) Commenced operations June 11, 2018.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Oppenheimer Main Street Small Cap Service Shares Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy M Class Division

Assets
Investments in shares of mutual funds, at fair value	$401,715	$2,747,439	$100,446	$43,808
Total assets	401,715	2,747,439	100,446	43,808
Total liabilities	—	—	—	—
Net assets	$401,715	$2,747,439	$100,446	$43,808

Net assets
Applicable to accumulation units	$401,715	$2,747,439	$100,446	$43,808
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$401,715	$2,747,439	$100,446	$43,808

Investments in shares of mutual funds, at cost	$461,364	$2,927,225	$104,607	$48,527

Shares of mutual funds owned	20,056	276,681	9,995	7,313

Accumulation units outstanding	29,563	183,813	10,036	5,449
Annuitized units outstanding	—	—	—	—
Total units outstanding	29,563	183,813	10,036	5,449

Statements of Operations
Year ended December 31, 2018
	Oppenheimer Main Street Small Cap Service Shares Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy M Class Division

Net investment income (loss)
Investment income:
Dividends	$289	$99,233	$3,097	$242

Expenses:
Mortality and expense risks	6,373	40,216	1,087	161
Administrative charges	255	4,827	151	24
Separate account rider charges	—	1,547	—	—
Net investment income (loss)	(6,339)	52,643	1,859	57

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	4,626	(30,509)	1,167	(176)
Capital gains distributions	63,159	—	—	—
Total realized gains (losses) on investments	67,785	(30,509)	1,167	(176)

Change in net unrealized appreciation (depreciation)
of investments	(112,224)	(237,187)	(9,885)	(3,877)

Net gains (losses) on investments	(50,778)	(215,053)	(6,859)	(3,996)

Net increase (decrease) in net assets resulting from operations	$(50,778)	$(215,053)	$(6,859)	$(3,996)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$17,923,374	$1,028,500	$21,623,124	$91,428,734
Total assets	17,923,374	1,028,500	21,623,124	91,428,734
Total liabilities	—	—	—	—
Net assets	$17,923,374	$1,028,500	$21,623,124	$91,428,734

Net assets
Applicable to accumulation units	$17,923,374	$1,028,500	$21,623,124	$91,428,734
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$17,923,374	$1,028,500	$21,623,124	$91,428,734

Investments in shares of mutual funds, at cost	$19,105,792	$1,032,905	$22,894,371	$82,757,925

Shares of mutual funds owned	2,462,002	102,034	2,063,275	3,535,527

Accumulation units outstanding	1,263,930	105,159	1,740,545	5,615,687
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,263,930	105,159	1,740,545	5,615,687

Statements of Operations
Year ended December 31, 2018
	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$1,000,936	$10,591	$587,419	$1,191,725

Expenses:
Mortality and expense risks	241,523	6,182	286,740	1,333,145
Administrative charges	29,708	762	35,047	125,587
Separate account rider charges	4,987	—	7,876	19,511
Net investment income (loss)	724,718	3,647	257,756	(286,518)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(240,898)	(4,692)	(586,357)	4,363,000
Capital gains distributions	—	—	263,693	5,522,087
Total realized gains (losses) on investments	(240,898)	(4,692)	(322,664)	9,885,087

Change in net unrealized appreciation (depreciation)
of investments	(1,268,626)	(3,712)	(446,136)	(13,540,449)

Net gains (losses) on investments	(784,806)	(4,757)	(511,044)	(3,941,880)

Net increase (decrease) in net assets resulting from operations	$(784,806)	$(4,757)	$(511,044)	$(3,941,880)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Principal Capital Appreciation Class 2 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2020 Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$2,144,462	$17,559,360	$83,003,590	$1,312,393
Total assets	2,144,462	17,559,360	83,003,590	1,312,393
Total liabilities	—	—	—	—
Net assets	$2,144,462	$17,559,360	$83,003,590	$1,312,393

Net assets
Applicable to accumulation units	$2,144,462	$17,559,360	$83,003,590	$1,312,393
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,144,462	$17,559,360	$83,003,590	$1,312,393

Investments in shares of mutual funds, at cost	$2,280,194	$17,107,667	$77,440,830	$1,454,804

Shares of mutual funds owned	83,834	1,441,655	6,587,586	105,075

Accumulation units outstanding	201,022	1,096,083	4,619,458	130,619
Annuitized units outstanding	—	—	—	—
Total units outstanding	201,022	1,096,083	4,619,458	130,619

Statements of Operations
Year ended December 31, 2018
	Principal Capital Appreciation Class 2 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2020 Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$17,944	$608,276	$2,501,686	$36,392

Expenses:
Mortality and expense risks	14,787	264,147	1,186,331	9,875
Administrative charges	2,529	29,147	133,830	1,780
Separate account rider charges	—	3,871	13,130	—
Net investment income (loss)	628	311,111	1,168,395	24,737

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	15,714	1,757,475	7,283,159	(6,060)
Capital gains distributions	101,883	500,101	2,759,828	40,711
Total realized gains (losses) on investments	117,597	2,257,576	10,042,987	34,651

Change in net unrealized appreciation (depreciation)
of investments	(269,776)	(3,578,113)	(17,238,827)	(157,680)

Net gains (losses) on investments	(151,551)	(1,009,426)	(6,027,445)	(98,292)

Net increase (decrease) in net assets resulting from operations	$(151,551)	$(1,009,426)	$(6,027,445)	$(98,292)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2030 Class 2 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2040 Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$54,595,170	$1,797,786	$12,970,073	$656,833
Total assets	54,595,170	1,797,786	12,970,073	656,833
Total liabilities	—	—	—	—
Net assets	$54,595,170	$1,797,786	$12,970,073	$656,833

Net assets
Applicable to accumulation units	$54,595,170	$1,797,786	$12,970,073	$656,833
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$54,595,170	$1,797,786	$12,970,073	$656,833

Investments in shares of mutual funds, at cost	$55,729,598	$1,987,464	$12,560,380	$747,732

Shares of mutual funds owned	4,714,609	156,738	930,421	47,493

Accumulation units outstanding	2,984,921	182,393	675,639	65,218
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,984,921	182,393	675,639	65,218

Statements of Operations
Year ended December 31, 2018
	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2030 Class 2 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2040 Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$1,482,332	$36,608	$302,574	$13,035

Expenses:
Mortality and expense risks	803,839	11,279	184,651	4,916
Administrative charges	92,492	1,962	21,101	856
Separate account rider charges	8,180	—	3,570	—
Net investment income (loss)	577,821	23,367	93,252	7,263

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,048,842	7,528	465,722	23,986
Capital gains distributions	1,925,533	48,930	494,019	22,353
Total realized gains (losses) on investments	4,974,375	56,458	959,741	46,339

Change in net unrealized appreciation (depreciation)
of investments	(10,456,268)	(236,837)	(2,363,896)	(129,154)

Net gains (losses) on investments	(4,904,072)	(157,012)	(1,310,903)	(75,552)

Net increase (decrease) in net assets resulting from operations	$(4,904,072)	$(157,012)	$(1,310,903)	$(75,552)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2050 Class 2 Division	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$9,719,860	$926,625	$11,401,149	$61,500,401
Total assets	9,719,860	926,625	11,401,149	61,500,401
Total liabilities	—	—	—	—
Net assets	$9,719,860	$926,625	$11,401,149	$61,500,401

Net assets
Applicable to accumulation units	$9,719,860	$926,625	$11,401,149	$61,500,401
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$9,719,860	$926,625	$11,401,149	$61,500,401

Investments in shares of mutual funds, at cost	$9,781,311	$1,050,619	$11,344,201	$62,644,251

Shares of mutual funds owned	726,990	69,829	1,008,951	3,443,471

Accumulation units outstanding	499,979	92,578	787,602	1,137,867
Annuitized units outstanding	—	—	—	—
Total units outstanding	499,979	92,578	787,602	1,137,867

Statements of Operations
Year ended December 31, 2018
	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2050 Class 2 Division	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$229,152	$15,002	$339,982	$1,235,879

Expenses:
Mortality and expense risks	139,161	7,194	166,815	863,367
Administrative charges	16,049	1,273	17,759	69,815
Separate account rider charges	1,990	—	2,535	23,650
Net investment income (loss)	71,952	6,535	152,873	279,047

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	312,817	32,869	507,851	3,002,226
Capital gains distributions	492,639	34,284	132,227	5,545,552
Total realized gains (losses) on investments	805,456	67,153	640,078	8,547,778

Change in net unrealized appreciation (depreciation)
of investments	(1,948,794)	(182,805)	(1,344,295)	(12,652,684)

Net gains (losses) on investments	(1,071,386)	(109,117)	(551,344)	(3,825,859)

Net increase (decrease) in net assets resulting from operations	$(1,071,386)	$(109,117)	$(551,344)	$(3,825,859)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Real Estate Securities Class 2 Division	Rydex Basic Materials Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division

Assets
Investments in shares of mutual funds, at fair value	$3,270,539	$490,443	$423,580	$1,824,883
Total assets	3,270,539	490,443	423,580	1,824,883
Total liabilities	—	—	—	—
Net assets	$3,270,539	$490,443	$423,580	$1,824,883

Net assets
Applicable to accumulation units	$3,270,539	$490,443	$423,580	$1,824,883
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,270,539	$490,443	$423,580	$1,824,883

Investments in shares of mutual funds, at cost	$3,771,581	$525,743	$511,171	$1,894,771

Shares of mutual funds owned	182,508	7,497	5,908	49,915

Accumulation units outstanding	295,095	51,723	65,918	153,190
Annuitized units outstanding	—	—	—	—
Total units outstanding	295,095	51,723	65,918	153,190

Statements of Operations
Year ended December 31, 2018
	Real Estate Securities Class 2 Division	Rydex Basic Materials Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division

Net investment income (loss)
Investment income:
Dividends	$52,670	$2,848	$15,712	$—

Expenses:
Mortality and expense risks	30,153	5,636	4,734	18,123
Administrative charges	4,561	767	630	2,787
Separate account rider charges	—	—	460	—
Net investment income (loss)	17,956	(3,555)	9,888	(20,910)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(36,484)	1,478	10,247	24,686
Capital gains distributions	263,699	10,668	—	76,322
Total realized gains (losses) on investments	227,215	12,146	10,247	101,008

Change in net unrealized appreciation (depreciation)
of investments	(402,912)	(113,786)	(108,846)	(186,449)

Net gains (losses) on investments	(157,741)	(105,195)	(88,711)	(106,351)

Net increase (decrease) in net assets resulting from operations	$(157,741)	$(105,195)	$(88,711)	$(106,351)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$432,208,696	$13,096,767	$102,967,862	$6,003,981
Total assets	432,208,696	13,096,767	102,967,862	6,003,981
Total liabilities	—	—	—	—
Net assets	$432,208,696	$13,096,767	$102,967,862	$6,003,981

Net assets
Applicable to accumulation units	$432,208,696	$13,096,767	$102,967,862	$6,003,981
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$432,208,696	$13,096,767	$102,967,862	$6,003,981

Investments in shares of mutual funds, at cost	$481,494,491	$14,514,568	$114,103,074	$6,536,872

Shares of mutual funds owned	31,094,151	953,185	9,318,359	550,319

Accumulation units outstanding	28,288,956	1,265,612	6,934,074	583,658
Annuitized units outstanding	—	—	—	—
Total units outstanding	28,288,956	1,265,612	6,934,074	583,658

Statements of Operations
Year ended December 31, 2018
	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$15,072,358	$390,387	$3,838,782	$191,136

Expenses:
Mortality and expense risks	6,233,097	117,671	1,468,157	56,633
Administrative charges	692,342	18,760	163,737	8,935
Separate account rider charges	73,020	—	36,252	—
Net investment income (loss)	8,073,899	253,956	2,170,636	125,568

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	7,175,978	9,675	555,306	(22,121)
Capital gains distributions	23,733,136	663,768	4,292,117	228,791
Total realized gains (losses) on investments	30,909,114	673,443	4,847,423	206,670

Change in net unrealized appreciation (depreciation)
of investments	(68,888,685)	(1,809,015)	(12,400,624)	(621,650)

Net gains (losses) on investments	(29,905,672)	(881,616)	(5,382,565)	(289,412)

Net increase (decrease) in net assets resulting from operations	$(29,905,672)	$(881,616)	$(5,382,565)	$(289,412)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$85,786,472	$10,748,886	$126,846,709	$12,512,154
Total assets	85,786,472	10,748,886	126,846,709	12,512,154
Total liabilities	—	—	—	—
Net assets	$85,786,472	$10,748,886	$126,846,709	$12,512,154

Net assets
Applicable to accumulation units	$85,786,472	$10,748,886	$126,846,709	$12,512,154
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$85,786,472	$10,748,886	$126,846,709	$12,512,154

Investments in shares of mutual funds, at cost	$92,662,773	$11,801,945	$139,171,037	$13,341,314

Shares of mutual funds owned	4,999,212	635,277	10,695,338	1,065,771

Accumulation units outstanding	5,606,988	1,015,178	8,583,767	1,231,038
Annuitized units outstanding	—	—	—	—
Total units outstanding	5,606,988	1,015,178	8,583,767	1,231,038

Statements of Operations
Year ended December 31, 2018
	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$2,685,032	$272,280	$5,701,444	$437,582

Expenses:
Mortality and expense risks	1,248,096	94,527	1,819,186	97,706
Administrative charges	135,705	14,728	188,916	16,099
Separate account rider charges	55,890	—	57,685	—
Net investment income (loss)	1,245,341	163,025	3,635,657	323,777

Realized gains (losses) on investments
Realized gaisn (losses) on sale of fund shares	3,666,864	2,577	(175,680)	(36,885)
Capital gains distributions	4,708,093	519,841	3,477,507	280,957
Total realized gains (losses) on investments	8,374,957	522,418	3,301,827	244,072

Change in net unrealized appreciation (depreciation)
of investments	(17,095,687)	(1,585,855)	(11,650,339)	(952,659)

Net gains (losses) on investments	(7,475,389)	(900,412)	(4,712,855)	(384,810)

Net increase (decrease) in net assets resulting from operations	$(7,475,389)	$(900,412)	$(4,712,855)	$(384,810)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	Short-Term Income Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$50,948,524	$6,018,609	$73,768,489	$3,470,557
Total assets	50,948,524	6,018,609	73,768,489	3,470,557
Total liabilities	—	—	—	—
Net assets	$50,948,524	$6,018,609	$73,768,489	$3,470,557

Net assets
Applicable to accumulation units	$50,948,524	$6,018,609	$73,768,489	$3,470,557
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$50,948,524	$6,018,609	$73,768,489	$3,470,557

Investments in shares of mutual funds, at cost	$56,235,962	$6,615,249	$75,297,693	$3,491,019

Shares of mutual funds owned	2,774,974	332,336	29,273,209	1,382,691

Accumulation units outstanding	3,390,761	572,553	6,315,338	345,147
Annuitized units outstanding	—	—	—	—
Total units outstanding	3,390,761	572,553	6,315,338	345,147

Statements of Operations
Year ended December 31, 2018
	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	Short-Term Income Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$1,405,545	$138,600	$1,691,948	$58,675

Expenses:
Mortality and expense risks	766,853	58,646	1,008,581	22,471
Administrative charges	83,153	8,966	106,334	3,763
Separate account rider charges	55,991	—	4,024	—
Net investment income (loss)	499,548	70,988	573,009	32,441

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,202,949	25,654	(603,743)	(8,905)
Capital gains distributions	3,135,905	341,277	—	—
Total realized gains (losses) on investments	4,338,854	366,931	(603,743)	(8,905)

Change in net unrealized appreciation (depreciation)
of investments	(10,566,310)	(1,091,961)	(333,574)	(11,559)

Net gains (losses) on investments	(5,727,908)	(654,042)	(364,308)	11,977

Net increase (decrease) in net assets resulting from operations	$(5,727,908)	$(654,042)	$(364,308)	$11,977

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	SmallCap Class 1 Division	SmallCap Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division

Assets
Investments in shares of mutual funds, at fair value	$86,880,566	$1,292,379	$20,946,458	$25,079,375
Total assets	86,880,566	1,292,379	20,946,458	25,079,375
Total liabilities	—	—	—	—
Net assets	$86,880,566	$1,292,379	$20,946,458	$25,079,375

Net assets
Applicable to accumulation units	$86,880,566	$1,292,379	$20,946,458	$25,079,375
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$86,880,566	$1,292,379	$20,946,458	$25,079,375

Investments in shares of mutual funds, at cost	$90,867,366	$1,432,847	$16,009,814	$24,552,511

Shares of mutual funds owned	6,075,564	90,757	706,219	649,388

Accumulation units outstanding	3,887,531	133,188	663,865	466,800
Annuitized units outstanding	—	—	—	—
Total units outstanding	3,887,531	133,188	663,865	466,800

Statements of Operations
Year ended December 31, 2018
	SmallCap Class 1 Division	SmallCap Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division

Net investment income (loss)
Investment income:
Dividends	$322,673	$1,161	$—	$—

Expenses:
Mortality and expense risks	1,349,858	11,892	291,530	357,670
Administrative charges	97,795	1,844	34,988	42,925
Separate account rider charges	15,643	—	15,076	13,201
Net investment income (loss)	(1,140,623)	(12,575)	(341,594)	(413,796)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,028,845	25,323	2,488,368	1,701,199
Capital gains distributions	6,716,502	85,507	714,009	1,524,339
Total realized gains (losses) on investments	9,745,347	110,830	3,202,377	3,225,538

Change in net unrealized appreciation (depreciation)
of investments	(19,692,302)	(307,735)	(2,838,061)	(2,779,049)

Net gains (losses) on investments	(11,087,578)	(209,480)	22,722	32,693

Net increase (decrease) in net assets resulting from operations	$(11,087,578)	$(209,480)	$22,722	$32,693

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Templeton Global Bond VIP Class 4 Division	Templeton Growth VIP Class 2 Division	The Merger Fund Division	TOPS Aggressive Growth ETF Portfolio Investor Class Division (1)

Assets
Investments in shares of mutual funds, at fair value	$4,505,354	$736,624	$179,539	$19,701
Total assets	4,505,354	736,624	179,539	19,701
Total liabilities	—	—	—	—
Net assets	$4,505,354	$736,624	$179,539	$19,701

Net assets
Applicable to accumulation units	$4,505,354	$736,624	$179,539	$19,701
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,505,354	$736,624	$179,539	$19,701

Investments in shares of mutual funds, at cost	$4,462,569	$722,635	$176,287	$22,126

Shares of mutual funds owned	262,092	60,329	15,804	1,433

Accumulation units outstanding	467,670	34,850	16,975	2,277
Annuitized units outstanding	—	—	—	—
Total units outstanding	467,670	34,850	16,975	2,277

Statements of Operations
Year ended December 31, 2018
	Templeton Global Bond VIP Class 4 Division	Templeton Growth VIP Class 2 Division	The Merger Fund Division	TOPS Aggressive Growth ETF Portfolio Investor Class Division (1)

Net investment income (loss)
Investment income:
Dividends	$—	$17,153	$1,223	$84

Expenses:
Mortality and expense risks	25,433	7,370	830	24
Administrative charges	3,254	—	155	6
Separate account rider charges	37	—	—	—
Net investment income (loss)	(28,724)	9,783	238	54

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,201	3,814	67	(7)
Capital gains distributions	—	72,646	1,959	318
Total realized gains (losses) on investments	2,201	76,460	2,026	311

Change in net unrealized appreciation (depreciation)
of investments	35,555	(222,995)	3,223	(2,425)

Net gains (losses) on investments	9,032	(136,752)	5,487	(2,060)

Net increase (decrease) in net assets resulting from operations	$9,032	$(136,752)	$5,487	$(2,060)

(1) Commenced operations June 11, 2018.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	TOPS Balanced ETF Portfolio Investor Class Division (1)	TOPS Conservative ETF Portfolio Investor Class Division (1)	TOPS Growth ETF Portfolio Investor Class Division (1)	TOPS Moderate Growth ETF Portfolio Investor Class Division (1)

Assets
Investments in shares of mutual funds, at fair value	$26,257	$—	$33,799	$11,140
Total assets	26,257	—	33,799	11,140
Total liabilities	—	—	—	—
Net assets	$26,257	$—	$33,799	$11,140

Net assets
Applicable to accumulation units	$26,257	$—	$33,799	$11,140
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$26,257	$—	$33,799	$11,140

Investments in shares of mutual funds, at cost	$28,898	$—	$33,920	$11,403

Shares of mutual funds owned	2,212	—	2,375	939

Accumulation units outstanding	2,818	—	3,822	1,216
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,818	—	3,822	1,216

Statements of Operations
Year ended December 31, 2018
	TOPS Balanced ETF Portfolio Investor Class Division (1)	TOPS Conservative ETF Portfolio Investor Class Division (1)	TOPS Growth ETF Portfolio Investor Class Division (1)	TOPS Moderate Growth ETF Portfolio Investor Class Division (1)

Net investment income (loss)
Investment income:
Dividends	$316	$—	$40	$—

Expenses:
Mortality and expense risks	59	—	7	12
Administrative charges	12	—	2	3
Separate account rider charges	—	—	—	—
Net investment income (loss)	245	—	31	(15)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(13)	—	(378)	—
Capital gains distributions	484	—	132	—
Total realized gains (losses) on investments	471	—	(246)	—

Change in net unrealized appreciation (depreciation)
of investments	(2,641)	—	(121)	(263)

Net gains (losses) on investments	(1,925)	—	(336)	(278)

Net increase (decrease) in net assets resulting from operations	$(1,925)	$—	$(336)	$(278)

(1) Commenced operations June 11, 2018.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
VanEck Global Hard Assets Class S Division

Assets
Investments in shares of mutual funds, at fair value	$3,895,872
Total assets	3,895,872
Total liabilities	—
Net assets	$3,895,872

Net assets
Applicable to accumulation units	$3,895,872
Applicable to contracts in annuitization period	—
Total net assets	$3,895,872

Investments in shares of mutual funds, at cost	$5,136,554

Shares of mutual funds owned	237,988

Accumulation units outstanding	522,675
Annuitized units outstanding	—
Total units outstanding	522,675

Statements of Operations
Year ended December 31, 2018
VanEck Global Hard Assets Class S Division

Net investment income (loss)
Investment income:
Dividends	$—

Expenses:
Mortality and expense risks	65,015
Administrative charges	7,159
Separate account rider charges	2,774
Net investment income (loss)	(74,948)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(314,443)
Capital gains distributions	—
Total realized gains (losses) on investments	(314,443)

Change in net unrealized appreciation (depreciation)
of investments	(1,227,029)

Net gains (losses) on investments	(1,616,420)

Net increase (decrease) in net assets resulting from operations	$(1,616,420)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Rocks Listed Private Equity Class III Division	American Century VP Capital Appreciation Class I Division

Net assets as of January 1, 2017	$4,082,326	$4,054,972	$30,052	$2,356,936

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(63,380)	(48,832)	984	(32,924)
Total realized gains (losses) on investments	(241,926)	166,209	1,679	300,486
Change in net unrealized appreciation (depreciation)
of investments	1,518,899	417,321	4,530	150,004
Net gains (losses) on investments	1,213,593	534,698	7,193	417,566
Net increase (decrease) in net assets resulting from operations	1,213,593	534,698	7,193	417,566
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	246,404	1,848,500	91,537	343,798
Administration charges	(294)	(60)	(92)	(1,315)
Contingent sales charges	(3,222)	(1,268)	(24)	(3,159)
Contract terminations	(407,756)	(205,706)	(13,043)	(399,800)
Death benefit payments	(14,261)	—	—	—
Flexible withdrawal option payments	(21,246)	(31,718)	—	(31,589)
Transfers to other contracts	(320,363)	(1,015,846)	(2,101)	(343,200)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(520,738)	593,902	76,277	(435,265)
Total increase (decrease)	692,855	1,128,600	83,470	(17,699)
Net assets as of December 31, 2017	4,775,181	5,183,572	113,522	2,339,237

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(77,444)	(53,383)	10,722	(34,190)
Total realized gains (losses) on investments	192,836	357,196	1,478	43,644
Change in net unrealized appreciation (depreciation)
of investments	(215,621)	(1,153,428)	(40,514)	(139,577)
Net gains (losses) on investments	(100,229)	(849,615)	(28,314)	(130,123)
Net increase (decrease) in net assets resulting from operations	(100,229)	(849,615)	(28,314)	(130,123)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,049,822	601,050	156,413	118,799
Administration charges	(280)	(64)	(319)	(1,341)
Contingent sales charges	(3,376)	(1,343)	(19)	(965)
Contract terminations	(486,642)	(211,976)	(2,601)	(139,087)
Death benefit payments	(35,629)	(8,689)	—	—
Flexible withdrawal option payments	(26,934)	(30,310)	(634)	(24,593)
Transfers to other contracts	(701,361)	(548,169)	(13,238)	(315,557)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(204,400)	(199,501)	139,602	(362,744)
Total increase (decrease)	(304,629)	(1,049,116)	111,288	(492,867)
Net assets as of December 31, 2018	$4,470,552	$4,134,456	$224,810	$1,846,370

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Net assets as of January 1, 2017	$10,858,788	$45,284,552	$9,556,157	$3,071,867

Increase (decrease) in net assets
Operations:
Net investment income (loss)	125,464	511,203	(6,010)	(32,500)
Total realized gains (losses) on investments	1,072,594	(1,255,874)	471,658	412,426
Change in net unrealized appreciation (depreciation)
of investments	692,572	1,713,525	456,913	535,692
Net gains (losses) on investments	1,890,630	968,854	922,561	915,618
Net increase (decrease) in net assets resulting from operations	1,890,630	968,854	922,561	915,618
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	314,558	6,088,241	1,561,979	250,499
Administration charges	(889)	(216,539)	(721)	(597)
Contingent sales charges	(1,038)	(38,823)	(3,711)	(189)
Contract terminations	(1,255,954)	(4,913,672)	(561,584)	(240,376)
Death benefit payments	(125,699)	(479,374)	—	(30,123)
Flexible withdrawal option payments	(132,190)	(1,588,061)	(73,603)	(67,690)
Transfers to other contracts	(503,722)	(2,566,353)	(1,413,429)	(117,296)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,704,934)	(3,714,581)	(491,069)	(205,772)
Total increase (decrease)	185,696	(2,745,727)	431,492	709,846
Net assets as of December 31, 2017	11,044,484	42,538,825	9,987,649	3,781,713

Increase (decrease) in net assets
Operations:
Net investment income (loss)	76,413	548,339	(20,203)	(41,330)
Total realized gains (losses) on investments	1,654,459	(1,924,563)	810,023	734,926
Change in net unrealized appreciation (depreciation)
of investments	(2,472,593)	(338,271)	(2,086,089)	(679,662)
Net gains (losses) on investments	(741,721)	(1,714,495)	(1,296,269)	13,934
Net increase (decrease) in net assets resulting from operations	(741,721)	(1,714,495)	(1,296,269)	13,934
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	157,498	4,555,757	1,030,633	346,648
Administration charges	(897)	(233,395)	(379)	(610)
Contingent sales charges	(521)	(24,641)	(4,335)	(303)
Contract terminations	(831,709)	(3,599,512)	(709,198)	(434,333)
Death benefit payments	(25,442)	(433,000)	(12,247)	(10,362)
Flexible withdrawal option payments	(134,915)	(1,488,008)	(65,179)	(66,563)
Transfers to other contracts	(443,941)	(5,231,319)	(1,217,151)	(163,164)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,279,927)	(6,454,118)	(977,856)	(328,687)
Total increase (decrease)	(2,021,648)	(8,168,613)	(2,274,125)	(314,753)
Net assets as of December 31, 2018	$9,022,836	$34,370,212	$7,713,524	$3,466,960

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division

Net assets as of January 1, 2017	$32,114,194	$16,312,064	$878,377	$597,778

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(386,657)	31,770	3,628	7,533
Total realized gains (losses) on investments	6,440,918	608,499	68,281	45,516
Change in net unrealized appreciation (depreciation)
of investments	2,686,989	456,883	110,198	81,957
Net gains (losses) on investments	8,741,250	1,097,152	182,107	135,006
Net increase (decrease) in net assets resulting from operations	8,741,250	1,097,152	182,107	135,006
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,193,232	863,375	897,335	1,482,971
Administration charges	(161,048)	(3,275)	(194)	(1,402)
Contingent sales charges	(23,672)	(1,333)	(58)	(75)
Contract terminations	(2,995,634)	(1,411,928)	(9,068)	(40,300)
Death benefit payments	(271,480)	(54,636)	—	—
Flexible withdrawal option payments	(1,247,363)	(151,196)	(7,064)	(4,642)
Transfers to other contracts	(4,196,951)	(643,569)	(114,773)	(317,802)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(7,702,916)	(1,402,562)	766,178	1,118,750
Total increase (decrease)	1,038,334	(305,410)	948,285	1,253,756
Net assets as of December 31, 2017	33,152,528	16,006,654	1,826,662	1,851,534

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(401,123)	30,261	11,770	21,682
Total realized gains (losses) on investments	9,042,423	812,303	95,513	148,376
Change in net unrealized appreciation (depreciation)
of investments	(8,103,195)	(2,347,999)	(284,645)	(399,237)
Net gains (losses) on investments	538,105	(1,505,435)	(177,362)	(229,179)
Net increase (decrease) in net assets resulting from operations	538,105	(1,505,435)	(177,362)	(229,179)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,232,144	750,264	1,210,766	2,115,344
Administration charges	(168,199)	(5,344)	(385)	(8,391)
Contingent sales charges	(18,670)	(1,737)	(255)	(218)
Contract terminations	(2,691,088)	(1,489,647)	(152,849)	(25,772)
Death benefit payments	(539,721)	(33,456)	(42,035)	—
Flexible withdrawal option payments	(1,180,672)	(144,380)	(23,885)	(9,896)
Transfers to other contracts	(6,278,086)	(871,673)	(193,363)	(19,247)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(7,644,292)	(1,795,973)	797,994	2,051,820
Total increase (decrease)	(7,106,187)	(3,301,408)	620,632	1,822,641
Net assets as of December 31, 2018	$26,046,341	$12,705,246	$2,447,294	$3,674,175

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017
	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Blue Chip Income and Growth Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division

Net assets as of January 1, 2017	$1,695,523	$1,061,398	$975,952	$146,625

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14,980	15,743	(10,424)	(1,651)
Total realized gains (losses) on investments	140,615	62,348	(37,996)	(1,596)
Change in net unrealized appreciation (depreciation)
of investments	204,905	144,607	276,676	44,415
Net gains (losses) on investments	360,500	222,698	228,256	41,168
Net increase (decrease) in net assets resulting from operations	360,500	222,698	228,256	41,168
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,784,774	904,784	188,256	223,200
Administration charges	(16)	(1,726)	—	(379)
Contingent sales charges	(713)	(143)	(219)	(41)
Contract terminations	(244,151)	(76,443)	(39,409)	(21,805)
Death benefit payments	(581)	(3,171)	—	(963)
Flexible withdrawal option payments	(13,620)	(10,375)	(4,979)	(819)
Transfers to other contracts	(564,787)	(20,879)	(137,217)	(13,207)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	960,906	792,047	6,432	185,986
Total increase (decrease)	1,321,406	1,014,745	234,688	227,154
Net assets as of December 31, 2017	3,016,929	2,076,143	1,210,640	373,779

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14,787	36,101	(18,189)	(6,384)
Total realized gains (losses) on investments	307,958	232,064	54,185	20,674
Change in net unrealized appreciation (depreciation)
of investments	(652,359)	(645,000)	(216,726)	(120,290)
Net gains (losses) on investments	(329,614)	(376,835)	(180,730)	(106,000)
Net increase (decrease) in net assets resulting from operations	(329,614)	(376,835)	(180,730)	(106,000)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	971,798	2,271,679	550,691	677,927
Administration charges	(110)	(7,110)	(121)	(1,654)
Contingent sales charges	(2,512)	(989)	(439)	(233)
Contract terminations	(381,170)	(107,646)	(87,103)	(14,283)
Death benefit payments	(40,777)	(1,032)	—	—
Flexible withdrawal option payments	(14,059)	(18,586)	(7,193)	(2,516)
Transfers to other contracts	(360,643)	(342,863)	(164,293)	(225,799)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	172,527	1,793,453	291,542	433,442
Total increase (decrease)	(157,087)	1,416,618	110,812	327,442
Net assets as of December 31, 2018	$2,859,842	$3,492,761	$1,321,452	$701,221

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017
	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division

Net assets as of January 1, 2017	$1,320,044	$275,553	$164,525	$41,473

Increase (decrease) in net assets
Operations:
Net investment income (loss)	80,769	(2,073)	(2,918)	(445)
Total realized gains (losses) on investments	40,888	6,908	7,434	595
Change in net unrealized appreciation (depreciation)
of investments	(40,504)	43,816	61,663	14,468
Net gains (losses) on investments	81,153	48,651	66,179	14,618
Net increase (decrease) in net assets resulting from operations	81,153	48,651	66,179	14,618
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	656,318	506,516	439,843	67,724
Administration charges	(6)	(191)	(518)	(52)
Contingent sales charges	(87)	(11)	(11)	(3)
Contract terminations	(110,750)	(5,794)	(6,135)	(1,748)
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(16,592)	(4,046)	(200)	(100)
Transfers to other contracts	(491,042)	(27,172)	(5,753)	(2,162)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	37,841	469,302	427,226	63,659
Total increase (decrease)	118,994	517,953	493,405	78,277
Net assets as of December 31, 2017	1,439,038	793,506	657,930	119,750

Increase (decrease) in net assets
Operations:
Net investment income (loss)	60,726	3,252	(6,238)	786
Total realized gains (losses) on investments	(6,343)	44,816	79,574	1,407
Change in net unrealized appreciation (depreciation)
of investments	(98,561)	(115,554)	(119,881)	(19,439)
Net gains (losses) on investments	(44,178)	(67,486)	(46,545)	(17,246)
Net increase (decrease) in net assets resulting from operations	(44,178)	(67,486)	(46,545)	(17,246)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	135,253	438,941	982,051	47,405
Administration charges	(4)	(2,633)	(2,627)	(440)
Contingent sales charges	(83)	(18)	(174)	(9)
Contract terminations	(119,381)	(5,157)	(36,400)	(2,491)
Death benefit payments	(26,699)	(6,234)	—	—
Flexible withdrawal option payments	(18,488)	(8,168)	(3,380)	(486)
Transfers to other contracts	(170,333)	(51,027)	(30,520)	(11,149)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(199,735)	365,704	908,950	32,830
Total increase (decrease)	(243,913)	298,218	862,405	15,584
Net assets as of December 31, 2018	$1,195,125	$1,091,724	$1,520,335	$135,334

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	BlackRock Advantage U.S. Total Market Class III Division	BlackRock Global Allocation Class III Division

Net assets as of January 1, 2017	$1,195,154	$328,755	$30,842	$996,211

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7,003)	(750)	780	(626)
Total realized gains (losses) on investments	30,404	721	32,313	15,891
Change in net unrealized appreciation (depreciation)
of investments	343,973	109,294	(23,241)	114,634
Net gains (losses) on investments	367,374	109,265	9,852	129,899
Net increase (decrease) in net assets resulting from operations	367,374	109,265	9,852	129,899
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	494,496	323,558	138,016	216,746
Administration charges	(33)	(690)	(79)	(130)
Contingent sales charges	(437)	(48)	(2)	(322)
Contract terminations	(85,993)	(25,880)	(931)	(51,770)
Death benefit payments	(5,372)	—	—	—
Flexible withdrawal option payments	(6,515)	(580)	(1,003)	(12,377)
Transfers to other contracts	(220,859)	(31,311)	(26,264)	(10,019)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	175,287	265,049	109,737	142,128
Total increase (decrease)	542,661	374,314	119,589	272,027
Net assets as of December 31, 2017	1,737,815	703,069	150,431	1,268,238

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,163)	(2,310)	8,407	(5,449)
Total realized gains (losses) on investments	184,807	33,573	111,334	77,927
Change in net unrealized appreciation (depreciation)
of investments	(453,843)	(200,737)	(209,290)	(222,601)
Net gains (losses) on investments	(280,199)	(169,474)	(89,549)	(150,123)
Net increase (decrease) in net assets resulting from operations	(280,199)	(169,474)	(89,549)	(150,123)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	788,003	632,738	770,857	678,056
Administration charges	(64)	(2,439)	(1,003)	(679)
Contingent sales charges	(557)	(104)	—	(132)
Contract terminations	(138,227)	(27,234)	—	(19,855)
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(11,144)	(4,256)	(7,132)	(16,363)
Transfers to other contracts	(763,786)	(41,565)	(9,766)	(141,422)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(125,775)	557,140	752,956	499,605
Total increase (decrease)	(405,974)	387,666	663,407	349,482
Net assets as of December 31, 2018	$1,331,841	$1,090,735	$813,838	$1,617,720

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	BlackRock iShares Dynamic Allocation Class III Division	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Portfolio Class F Division (1)	Calvert Russell 2000 Small Cap Index Class F Division

Net assets as of January 1, 2017	$106,657	$18,533	$—	$155,220

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,655	336	—	311
Total realized gains (losses) on investments	143	(6)	—	28,379
Change in net unrealized appreciation (depreciation)
of investments	20,972	6,090	—	29,385
Net gains (losses) on investments	22,770	6,420	—	58,075
Net increase (decrease) in net assets resulting from operations	22,770	6,420	—	58,075
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	137,714	87,597	—	613,532
Administration charges	(10)	(43)	—	(600)
Contingent sales charges	—	—	—	(496)
Contract terminations	(30)	—	—	(32,904)
Death benefit payments	—	—	—	(942)
Flexible withdrawal option payments	—	—	—	(5,994)
Transfers to other contracts	(604)	(1,278)	—	(12,478)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	137,070	86,276	—	560,118
Total increase (decrease)	159,840	92,696	—	618,193
Net assets as of December 31, 2017	266,497	111,229	—	773,413

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(762)	16,580	4,260	2,998
Total realized gains (losses) on investments	9,677	1,758	(31)	65,575
Change in net unrealized appreciation (depreciation)
of investments	(45,856)	(88,008)	(2,423)	(310,205)
Net gains (losses) on investments	(36,941)	(69,670)	1,806	(241,632)
Net increase (decrease) in net assets resulting from operations	(36,941)	(69,670)	1,806	(241,632)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	336,831	595,203	162,975	1,238,335
Administration charges	(327)	(1,017)	(197)	(2,525)
Contingent sales charges	(46)	(22)	(2)	(1,531)
Contract terminations	(6,224)	(6,360)	(589)	(63,209)
Death benefit payments	—	—	—	(3,997)
Flexible withdrawal option payments	(417)	(470)	—	(5,753)
Transfers to other contracts	(6,833)	(63,670)	—	(213,932)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	322,984	523,664	162,187	947,388
Total increase (decrease)	286,043	453,994	163,993	705,756
Net assets as of December 31, 2018	$552,540	$565,223	$163,993	$1,479,169

(1) Commenced operations June 11, 2018.
See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Class II Division	Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division

Net assets as of January 1, 2017	$750,689	$12,593	$185,401	$243,839

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,886)	(2,059)	1,391	(2,906)
Total realized gains (losses) on investments	76,556	8,157	(94)	28,244
Change in net unrealized appreciation (depreciation)
of investments	109,198	33,268	(363)	24,143
Net gains (losses) on investments	182,868	39,366	934	49,481
Net increase (decrease) in net assets resulting from operations	182,868	39,366	934	49,481
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,178,605	323,943	126,242	236,237
Administration charges	(1,179)	(191)	(31)	(179)
Contingent sales charges	(1,046)	—	(7)	(96)
Contract terminations	(103,038)	—	(856)	(18,924)
Death benefit payments	(944)	—	—	—
Flexible withdrawal option payments	(5,266)	(1,338)	—	(551)
Transfers to other contracts	(46,980)	(1,119)	(103,255)	(30,007)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,020,152	321,295	22,093	186,480
Total increase (decrease)	1,203,020	360,661	23,027	235,961
Net assets as of December 31, 2017	1,953,709	373,254	208,428	479,800

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,852	(7,787)	490	(5,602)
Total realized gains (losses) on investments	164,739	136,440	(1,084)	93,416
Change in net unrealized appreciation (depreciation)
of investments	(539,742)	(217,942)	(1,942)	(222,161)
Net gains (losses) on investments	(370,151)	(89,289)	(2,536)	(134,347)
Net increase (decrease) in net assets resulting from operations	(370,151)	(89,289)	(2,536)	(134,347)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,098,671	903,008	52,477	261,646
Administration charges	(4,334)	(2,046)	(69)	(844)
Contingent sales charges	(1,594)	(41)	(54)	(547)
Contract terminations	(101,550)	(3,329)	(40,464)	(26,534)
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(14,861)	(8,147)	(999)	(1,684)
Transfers to other contracts	(123,555)	(58,654)	(25,918)	(11,724)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	852,777	830,791	(15,027)	220,313
Total increase (decrease)	482,626	741,502	(17,563)	85,966
Net assets as of December 31, 2018	$2,436,335	$1,114,756	$190,865	$565,766

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Core Plus Bond Class 1 Division	Core Plus Bond Class 2 Division	Delaware Limited Term Diversified Income Service Class Division	Delaware Small Cap Value Service Class Division

Net assets as of January 1, 2017	$138,244,287	$221,427	$931,015	$2,248,175

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,060,813	6,677	2,988	(22,546)
Total realized gains (losses) on investments	458,682	70	(2,102)	119,378
Change in net unrealized appreciation (depreciation)
of investments	2,059,673	5,187	5,145	149,982
Net gains (losses) on investments	4,579,168	11,934	6,031	246,814
Net increase (decrease) in net assets resulting from operations	4,579,168	11,934	6,031	246,814
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	13,456,822	430,017	175,988	1,108,866
Administration charges	(266,113)	(163)	(33)	(314)
Contingent sales charges	(63,100)	(148)	(3)	(328)
Contract terminations	(13,756,596)	(20,365)	(1,077)	(46,560)
Death benefit payments	(1,420,473)	—	—	(272)
Flexible withdrawal option payments	(3,293,498)	(704)	(462)	(23,536)
Transfers to other contracts	(5,746,055)	(49,873)	(809,226)	(806,943)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(11,089,013)	358,764	(634,813)	230,913
Total increase (decrease)	(6,509,845)	370,698	(628,782)	477,727
Net assets as of December 31, 2017	131,734,442	592,125	302,233	2,725,902

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,358,611	19,239	3,335	(24,469)
Total realized gains (losses) on investments	552,964	(14,834)	(698)	244,329
Change in net unrealized appreciation (depreciation)
of investments	(6,486,857)	(23,134)	(6,433)	(725,239)
Net gains (losses) on investments	(3,575,282)	(18,729)	(3,796)	(505,379)
Net increase (decrease) in net assets resulting from operations	(3,575,282)	(18,729)	(3,796)	(505,379)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	10,253,071	456,252	122,452	581,237
Administration charges	(285,535)	(1,356)	(197)	(190)
Contingent sales charges	(45,895)	(30)	(8)	(845)
Contract terminations	(11,993,079)	(8,762)	(1,716)	(161,658)
Death benefit payments	(1,399,374)	(99,509)	—	(2,589)
Flexible withdrawal option payments	(3,111,179)	(7,220)	(872)	(23,184)
Transfers to other contracts	(11,725,301)	(152,060)	(43,615)	(446,039)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(18,307,292)	187,315	76,044	(53,268)
Total increase (decrease)	(21,882,574)	168,586	72,248	(558,647)
Net assets as of December 31, 2018	$109,851,868	$760,711	$374,481	$2,167,255

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Diversified Balanced Class 1 Division (1)	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division	Diversified Balanced Volatility Control Class 2 Division (2)

Net assets as of January 1, 2017	$—	$1,099,761,901	$168,723,353	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	243,513	(712,679)	(250,949)	(174,597)
Total realized gains (losses) on investments	400,980	46,807,023	3,032,898	29,841
Change in net unrealized appreciation (depreciation)
of investments	824,378	58,826,703	12,868,839	1,345,675
Net gains (losses) on investments	1,468,871	104,921,047	15,650,788	1,200,919
Net increase (decrease) in net assets resulting from operations	1,468,871	104,921,047	15,650,788	1,200,919
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	28,019,830	66,283,201	17,124,060	35,716,554
Administration charges	(6,118)	(11,326,797)	(1,979,909)	(72,452)
Contingent sales charges	(735)	(484,481)	(56,088)	(385)
Contract terminations	(1,480,623)	(59,112,264)	(5,596,522)	(43,991)
Death benefit payments	(115,635)	(4,056,921)	(1,021,758)	—
Flexible withdrawal option payments	(296,164)	(22,153,297)	(3,252,207)	(37,062)
Transfers to other contracts	(392,488)	(42,740,288)	(8,514,858)	(224,476)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	25,728,067	(73,590,847)	(3,297,282)	35,338,188
Total increase (decrease)	27,196,938	31,330,200	12,353,506	36,539,107
Net assets as of December 31, 2017	27,196,938	1,131,092,101	181,076,859	36,539,107

Increase (decrease) in net assets
Operations:
Net investment income (loss)	360,395	9,856,064	3,902,327	(325,117)
Total realized gains (losses) on investments	417,059	54,916,102	3,893,627	373,831
Change in net unrealized appreciation (depreciation)
of investments	(1,819,831)	(114,144,647)	(15,661,168)	(3,177,655)
Net gains (losses) on investments	(1,042,377)	(49,372,481)	(7,865,214)	(3,128,941)
Net increase (decrease) in net assets resulting from operations	(1,042,377)	(49,372,481)	(7,865,214)	(3,128,941)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	775,948	62,945,998	12,540,376	37,551,545
Administration charges	(9,750)	(13,862,278)	(2,528,722)	(791,968)
Contingent sales charges	(1,265)	(498,133)	(60,821)	(15,925)
Contract terminations	(2,618,551)	(70,241,010)	(8,432,162)	(492,627)
Death benefit payments	(326,084)	(6,364,296)	(534,125)	(397,229)
Flexible withdrawal option payments	(472,393)	(24,208,989)	(3,894,633)	(256,219)
Transfers to other contracts	(604,833)	(61,354,890)	(8,174,282)	(2,052,112)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(3,256,928)	(113,583,598)	(11,084,369)	33,545,465
Total increase (decrease)	(4,299,305)	(162,956,079)	(18,949,583)	30,416,524
Net assets as of December 31, 2018	$22,897,633	$968,136,022	$162,127,276	$66,955,631

(1) Commenced operations May 26, 2017.
(2) Commenced operations April 6, 2017.
See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division (1)	Diversified Income Class 2 Division

Net assets as of January 1, 2017	$3,589,241,933	$313,613,080	$—	$254,023,076

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,614,472)	(661,789)	(814,945)	(85,782)
Total realized gains (losses) on investments	141,113,779	6,401,403	20,891	8,254,930
Change in net unrealized appreciation (depreciation)
of investments	310,919,366	31,745,758	7,796,559	9,741,974
Net gains (losses) on investments	449,418,673	37,485,372	7,002,505	17,911,122
Net increase (decrease) in net assets resulting from operations	449,418,673	37,485,372	7,002,505	17,911,122
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	229,577,810	36,070,872	167,237,045	62,591,445
Administration charges	(38,648,111)	(3,524,313)	(346,003)	(2,637,115)
Contingent sales charges	(1,188,333)	(101,161)	(2,452)	(153,159)
Contract terminations	(148,435,318)	(11,719,785)	(279,952)	(18,567,485)
Death benefit payments	(9,731,353)	(402,009)	—	(1,178,863)
Flexible withdrawal option payments	(53,166,873)	(3,806,172)	(249,903)	(4,589,326)
Transfers to other contracts	(70,177,985)	(12,661,407)	(1,662,470)	(39,222,833)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(91,770,163)	3,856,025	164,696,265	(3,757,336)
Total increase (decrease)	357,648,510	41,341,397	171,698,770	14,153,786
Net assets as of December 31, 2017	3,946,890,443	354,954,477	171,698,770	268,176,862

Increase (decrease) in net assets
Operations:
Net investment income (loss)	40,377,098	9,523,141	(1,814,969)	1,600,767
Total realized gains (losses) on investments	161,800,838	8,035,107	1,493,685	7,335,342
Change in net unrealized appreciation (depreciation)
of investments	(420,217,284)	(36,214,974)	(22,030,674)	(18,427,084)
Net gains (losses) on investments	(218,039,348)	(18,656,726)	(22,351,958)	(9,490,975)
Net increase (decrease) in net assets resulting from operations	(218,039,348)	(18,656,726)	(22,351,958)	(9,490,975)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	203,263,067	28,017,728	249,692,004	58,634,758
Administration charges	(50,091,951)	(4,670,847)	(4,178,100)	(3,427,378)
Contingent sales charges	(1,376,847)	(108,184)	(97,789)	(133,148)
Contract terminations	(197,003,425)	(14,477,632)	(3,024,936)	(17,326,851)
Death benefit payments	(11,642,103)	(817,859)	(75,164)	(811,018)
Flexible withdrawal option payments	(62,366,081)	(4,710,254)	(1,496,426)	(5,120,142)
Transfers to other contracts	(122,257,591)	(14,273,565)	(5,309,689)	(49,099,798)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(241,474,931)	(11,040,613)	235,509,900	(17,283,577)
Total increase (decrease)	(459,514,279)	(29,697,339)	213,157,942	(26,774,552)
Net assets as of December 31, 2018	$3,487,376,164	$325,257,138	$384,856,712	$241,402,310

(1) Commenced operations April 6, 2017.
See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Diversified International Class 1 Division	Diversified International Class 2 Division	Dreyfus IP MidCap Stock Service Shares Division	Dreyfus IP Technology Growth Service Shares Division

Net assets as of January 1, 2017	$117,980,668	$197,448	$105,114	$6,464,383

Increase (decrease) in net assets
Operations:
Net investment income (loss)	647,629	2,858	(566)	(125,726)
Total realized gains (losses) on investments	6,370,866	2,560	3,451	587,093
Change in net unrealized appreciation (depreciation)
of investments	23,491,720	67,665	14,996	2,230,415
Net gains (losses) on investments	30,510,215	73,083	17,881	2,691,782
Net increase (decrease) in net assets resulting from operations	30,510,215	73,083	17,881	2,691,782
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	5,122,434	546,024	52,734	3,058,657
Administration charges	(84,072)	(444)	(157)	(932)
Contingent sales charges	(45,853)	(114)	(20)	(2,025)
Contract terminations	(13,041,299)	(61,122)	(10,731)	(256,281)
Death benefit payments	(1,098,673)	(20,504)	—	(24,342)
Flexible withdrawal option payments	(1,472,503)	(817)	(2,094)	(73,471)
Transfers to other contracts	(6,684,864)	(49,355)	(929)	(1,603,544)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(17,304,830)	413,668	38,803	1,098,062
Total increase (decrease)	13,205,385	486,751	56,684	3,789,844
Net assets as of December 31, 2017	131,186,053	684,199	161,798	10,254,227

Increase (decrease) in net assets
Operations:
Net investment income (loss)	924,639	12,855	(3,045)	(165,256)
Total realized gains (losses) on investments	6,180,082	(1,022)	34,637	1,267,740
Change in net unrealized appreciation (depreciation)
of investments	(29,351,372)	(253,234)	(107,221)	(1,286,839)
Net gains (losses) on investments	(22,246,651)	(241,401)	(75,629)	(184,355)
Net increase (decrease) in net assets resulting from operations	(22,246,651)	(241,401)	(75,629)	(184,355)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	7,903,818	684,828	352,224	1,865,072
Administration charges	(85,152)	(1,674)	(999)	(1,152)
Contingent sales charges	(36,154)	(19)	(10)	(6,429)
Contract terminations	(13,091,919)	(5,552)	(271)	(926,678)
Death benefit payments	(637,061)	—	—	(49,654)
Flexible withdrawal option payments	(1,375,919)	(6,092)	(5,409)	(74,208)
Transfers to other contracts	(5,815,701)	(22,030)	(3,186)	(2,321,394)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(13,138,088)	649,461	342,349	(1,514,443)
Total increase (decrease)	(35,384,739)	408,060	266,720	(1,698,798)
Net assets as of December 31, 2018	$95,801,314	$1,092,259	$428,518	$8,555,429

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017
	DWS Alternative Asset Allocation Class B Division (1)	DWS Equity 500 Index Class B2 Division (2)	DWS Small Mid Cap Value Class B Division (3)	Equity Income Class 1 Division

Net assets as of January 1, 2017	$42,455	$919,332	$1,156,870	$198,800,850

Increase (decrease) in net assets
Operations:
Net investment income (loss)	285	286	(13,042)	1,613,686
Total realized gains (losses) on investments	(146)	47,815	20,094	22,556,426
Change in net unrealized appreciation (depreciation)
of investments	2,045	151,289	91,694	10,408,628
Net gains (losses) on investments	2,184	199,390	98,746	34,578,740
Net increase (decrease) in net assets resulting from operations	2,184	199,390	98,746	34,578,740
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,230	383,565	161,986	5,804,400
Administration charges	(67)	(1,307)	(366)	(578,167)
Contingent sales charges	—	(96)	(210)	(128,009)
Contract terminations	—	(48,571)	(28,048)	(19,922,685)
Death benefit payments	—	(14,722)	—	(1,655,525)
Flexible withdrawal option payments	(1,440)	(3,131)	(5,921)	(5,239,438)
Transfers to other contracts	(4,936)	(110,926)	(141,171)	(14,106,158)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(4,213)	204,812	(13,730)	(35,825,582)
Total increase (decrease)	(2,029)	404,202	85,016	(1,246,842)
Net assets as of December 31, 2017	40,426	1,323,534	1,241,886	197,554,008

Increase (decrease) in net assets
Operations:
Net investment income (loss)	134	1,373	(5,145)	756,045
Total realized gains (losses) on investments	(207)	141,306	188,815	26,572,416
Change in net unrealized appreciation (depreciation)
of investments	(4,324)	(269,733)	(416,978)	(41,670,303)
Net gains (losses) on investments	(4,397)	(127,054)	(233,308)	(14,341,842)
Net increase (decrease) in net assets resulting from operations	(4,397)	(127,054)	(233,308)	(14,341,842)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	9,273	719,978	241,345	78,641,574
Administration charges	(82)	(3,028)	(692)	(619,088)
Contingent sales charges	(10)	(861)	(852)	(111,624)
Contract terminations	(2,990)	(101,759)	(43,636)	(21,056,190)
Death benefit payments	—	(3,110)	(28,430)	(2,343,986)
Flexible withdrawal option payments	(1,440)	(12,494)	(6,263)	(5,311,417)
Transfers to other contracts	(3,359)	(104,493)	(85,836)	(16,599,234)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,392	494,233	75,636	32,600,035
Total increase (decrease)	(3,005)	367,179	(157,672)	18,258,193
Net assets as of December 31, 2018	$37,421	$1,690,713	$1,084,214	$215,812,201

(1) Represented the operations of Deutsche Alternative Asset Allocation Class B Division until October 13, 2018.
(2) Represented the operations of Deutsche Equity 500 Index Class B2 Division until October 13, 2018.
(3) Represented the operations of Deutsche Small Mid Cap Value Class B Division until October 13, 2018.
See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Equity Income Class 2 Division	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division

Net assets as of January 1, 2017	$1,262,942	$39,392,398	$48,208,479	$31,629,785

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17,129	(163,922)	(327,204)	44,249
Total realized gains (losses) on investments	101,396	3,860,581	6,255,278	858,992
Change in net unrealized appreciation (depreciation)
of investments	201,731	3,803,807	3,172,919	2,418,651
Net gains (losses) on investments	320,256	7,500,466	9,100,993	3,321,892
Net increase (decrease) in net assets resulting from operations	320,256	7,500,466	9,100,993	3,321,892
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,073,757	974,749	4,172,898	1,497,158
Administration charges	(1,826)	(7,046)	(85,156)	(5,448)
Contingent sales charges	(120)	(3,039)	(38,594)	(9,180)
Contract terminations	(57,629)	(3,858,513)	(4,964,472)	(2,815,374)
Death benefit payments	—	(274,416)	(133,079)	(128,976)
Flexible withdrawal option payments	(16,670)	(455,139)	(704,486)	(349,434)
Transfers to other contracts	(72,696)	(1,320,502)	(2,993,924)	(1,262,752)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	924,816	(4,943,906)	(4,746,813)	(3,074,006)
Total increase (decrease)	1,245,072	2,556,560	4,354,180	247,886
Net assets as of December 31, 2017	2,508,014	41,948,958	52,562,659	31,877,671

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21,817	(284,236)	(501,099)	193,762
Total realized gains (losses) on investments	212,018	5,695,764	8,221,063	2,389,268
Change in net unrealized appreciation (depreciation)
of investments	(543,962)	(7,947,435)	(11,302,296)	(5,446,945)
Net gains (losses) on investments	(310,127)	(2,535,907)	(3,582,332)	(2,863,915)
Net increase (decrease) in net assets resulting from operations	(310,127)	(2,535,907)	(3,582,332)	(2,863,915)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,464,180	786,614	5,583,081	1,061,271
Administration charges	(7,241)	(6,862)	(98,717)	(5,888)
Contingent sales charges	(509)	(3,409)	(38,129)	(7,060)
Contract terminations	(101,575)	(4,883,153)	(5,463,241)	(2,611,169)
Death benefit payments	—	(388,448)	(271,994)	(166,011)
Flexible withdrawal option payments	(23,324)	(417,666)	(741,536)	(340,129)
Transfers to other contracts	(237,069)	(1,548,346)	(4,025,378)	(1,426,575)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,094,462	(6,461,270)	(5,055,914)	(3,495,561)
Total increase (decrease)	1,784,335	(8,997,177)	(8,638,246)	(6,359,476)
Net assets as of December 31, 2018	$4,292,349	$32,951,781	$43,924,413	$25,518,195

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Fidelity VIP Government Money Market Initial Class Division	Fidelity VIP Government Money Market Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division

Net assets as of January 1, 2017	$47,449,987	$3,864,755	$11,979,106	$8,860,631

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(237,803)	(29,050)	(161,798)	(145,418)
Total realized gains (losses) on investments	—	—	1,589,025	1,310,806
Change in net unrealized appreciation (depreciation)
of investments	(54)	—	2,440,232	1,755,162
Net gains (losses) on investments	(237,857)	(29,050)	3,867,459	2,920,550
Net increase (decrease) in net assets resulting from operations	(237,857)	(29,050)	3,867,459	2,920,550
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	18,297,216	7,553,914	830,295	1,377,786
Administration charges	(35,966)	(2,782)	(3,331)	(1,409)
Contingent sales charges	(51,350)	(11,310)	(827)	(7,672)
Contract terminations	(12,205,023)	(3,838,092)	(1,050,374)	(970,868)
Death benefit payments	(378,959)	—	(84,213)	(33,930)
Flexible withdrawal option payments	(852,006)	(121)	(126,715)	(67,908)
Transfers to other contracts	(17,466,559)	(4,453,311)	(453,055)	(528,942)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(12,692,647)	(751,702)	(888,220)	(232,943)
Total increase (decrease)	(12,930,504)	(780,752)	2,979,239	2,687,607
Net assets as of December 31, 2017	34,519,483	3,084,003	14,958,345	11,548,238

Increase (decrease) in net assets
Operations:
Net investment income (loss)	124,989	12,762	(176,571)	(169,318)
Total realized gains (losses) on investments	—	—	3,169,370	2,420,507
Change in net unrealized appreciation (depreciation)
of investments	54	—	(3,076,834)	(2,366,458)
Net gains (losses) on investments	125,043	12,762	(84,035)	(115,269)
Net increase (decrease) in net assets resulting from operations	125,043	12,762	(84,035)	(115,269)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	22,074,734	15,428,018	835,366	831,167
Administration charges	(33,590)	(32,635)	(3,917)	(1,603)
Contingent sales charges	(19,797)	(6,963)	(928)	(7,151)
Contract terminations	(7,322,997)	(247,160)	(1,329,959)	(1,030,734)
Death benefit payments	(75,163)	—	(102,219)	(19,460)
Flexible withdrawal option payments	(657,076)	(16,514)	(141,700)	(100,754)
Transfers to other contracts	(7,491,410)	(10,582,431)	(1,143,805)	(802,048)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	6,474,701	4,542,315	(1,887,162)	(1,130,583)
Total increase (decrease)	6,599,744	4,555,077	(1,971,197)	(1,245,852)
Net assets as of December 31, 2018	$41,119,227	$7,639,080	$12,987,148	$10,302,386

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Fidelity VIP Mid Cap Service Class Division	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division

Net assets as of January 1, 2017	$563,472	$21,339,251	$26,312,655	$612,511

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,959)	(222,476)	(74,667)	11,192
Total realized gains (losses) on investments	27,096	1,207,601	2,060,633	556
Change in net unrealized appreciation (depreciation)
of investments	85,105	3,105,502	4,987,065	43,611
Net gains (losses) on investments	110,242	4,090,627	6,973,031	55,359
Net increase (decrease) in net assets resulting from operations	110,242	4,090,627	6,973,031	55,359
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	—	3,665,387	2,756,586	114,302
Administration charges	—	(3,428)	(94,845)	(586)
Contingent sales charges	—	(13,739)	(25,112)	(156)
Contract terminations	—	(1,749,080)	(3,200,078)	(26,514)
Death benefit payments	—	(23,514)	(232,520)	—
Flexible withdrawal option payments	—	(141,431)	(707,261)	(391)
Transfers to other contracts	—	(1,166,435)	(3,334,268)	(39,297)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	—	567,760	(4,837,498)	47,358
Total increase (decrease)	110,242	4,658,387	2,135,533	102,717
Net assets as of December 31, 2017	673,714	25,997,638	28,448,188	715,228

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,101)	(267,608)	(33,996)	11,912
Total realized gains (losses) on investments	170,507	2,638,505	1,504,811	32
Change in net unrealized appreciation (depreciation)
of investments	(151,615)	(6,524,536)	(5,715,975)	(72,281)
Net gains (losses) on investments	16,791	(4,153,639)	(4,245,160)	(60,337)
Net increase (decrease) in net assets resulting from operations	16,791	(4,153,639)	(4,245,160)	(60,337)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	—	3,931,897	3,071,886	222,863
Administration charges	—	(9,728)	(99,723)	(946)
Contingent sales charges	—	(14,078)	(14,207)	(111)
Contract terminations	—	(1,972,255)	(2,066,656)	(34,916)
Death benefit payments	—	(107,394)	(302,768)	—
Flexible withdrawal option payments	—	(155,346)	(682,284)	(749)
Transfers to other contracts	(612,547)	(1,724,608)	(1,732,508)	(50,582)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(612,547)	(51,512)	(1,826,260)	135,559
Total increase (decrease)	(595,756)	(4,205,151)	(6,071,420)	75,222
Net assets as of December 31, 2018	$77,958	$21,792,487	$22,376,768	$790,450

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Franklin Income VIP Class 4 Division (1)	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Net assets as of January 1, 2017	$—	$807,587	$5,529,437	$14,216,405

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,911	(46,516)	(96,697)
Total realized gains (losses) on investments	—	26,214	113,984	1,503,920
Change in net unrealized appreciation (depreciation)
of investments	—	148,110	348,953	(171,231)
Net gains (losses) on investments	—	176,235	416,421	1,235,992
Net increase (decrease) in net assets resulting from operations	—	176,235	416,421	1,235,992
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	—	484,132	828,455	978,196
Administration charges	—	(1,254)	(148)	(604)
Contingent sales charges	—	(176)	(3,087)	(15,912)
Contract terminations	—	(56,004)	(410,557)	(2,020,242)
Death benefit payments	—	(28,884)	(6,517)	(62,059)
Flexible withdrawal option payments	—	(903)	(24,001)	(101,929)
Transfers to other contracts	—	(42,098)	(1,432,819)	(715,903)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	—	354,813	(1,048,674)	(1,938,453)
Total increase (decrease)	—	531,048	(632,253)	(702,461)
Net assets as of December 31, 2017	—	1,338,635	4,897,184	13,513,944

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(98)	908	(27,023)	(20,462)
Total realized gains (losses) on investments	(536)	84,938	521,084	1,699,111
Change in net unrealized appreciation (depreciation)
of investments	(2,184)	(192,704)	(1,092,891)	(3,099,240)
Net gains (losses) on investments	(2,818)	(106,858)	(598,830)	(1,420,591)
Net increase (decrease) in net assets resulting from operations	(2,818)	(106,858)	(598,830)	(1,420,591)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	89,411	516,561	302,662	329,950
Administration charges	(72)	(3,301)	(45)	(634)
Contingent sales charges	—	(350)	(3,165)	(8,628)
Contract terminations	—	(48,312)	(467,562)	(1,243,662)
Death benefit payments	—	(5,362)	(47,022)	(54,862)
Flexible withdrawal option payments	—	(2,472)	(24,560)	(99,587)
Transfers to other contracts	—	(209,018)	(411,697)	(338,000)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	89,339	247,746	(651,389)	(1,415,423)
Total increase (decrease)	86,521	140,888	(1,250,219)	(2,836,014)
Net assets as of December 31, 2018	$86,521	$1,479,523	$3,646,965	$10,677,930

(1) Commenced operations June 11, 2018.
See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017
	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Net assets as of January 1, 2017	$458,622	$—	$6,917,960	$98,986

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,873)	22	(59,931)	(1,029)
Total realized gains (losses) on investments	24,465	—	896,498	23,032
Change in net unrealized appreciation (depreciation)
of investments	25,721	(1)	(199,509)	(4,729)
Net gains (losses) on investments	46,313	21	637,058	17,274
Net increase (decrease) in net assets resulting from operations	46,313	21	637,058	17,274
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	101,775	1,519	423,828	83,591
Administration charges	(422)	—	(100)	(132)
Contingent sales charges	(111)	—	(3,567)	(3)
Contract terminations	(29,362)	—	(453,567)	(1,373)
Death benefit payments	—	—	(14,966)	—
Flexible withdrawal option payments	(500)	—	(52,226)	—
Transfers to other contracts	(18,151)	—	(602,459)	(11,582)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	53,229	1,519	(703,057)	70,501
Total increase (decrease)	99,542	1,540	(65,999)	87,775
Net assets as of December 31, 2017	558,164	1,540	6,851,961	186,761

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,692)	1,024	(67,198)	(2,346)
Total realized gains (losses) on investments	84,360	(52)	1,136,320	56,674
Change in net unrealized appreciation (depreciation)
of investments	(168,196)	(3,570)	(1,681,780)	(97,355)
Net gains (losses) on investments	(87,528)	(2,598)	(612,658)	(43,027)
Net increase (decrease) in net assets resulting from operations	(87,528)	(2,598)	(612,658)	(43,027)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	246,884	48,320	586,100	206,003
Administration charges	(1,037)	(87)	(98)	(736)
Contingent sales charges	(151)	—	(3,435)	(26)
Contract terminations	(43,638)	—	(501,065)	(3,792)
Death benefit payments	(1,743)	—	(35,317)	—
Flexible withdrawal option payments	(2,689)	—	(45,167)	(800)
Transfers to other contracts	(10,236)	(768)	(512,637)	(7,383)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	187,390	47,465	(511,619)	193,266
Total increase (decrease)	99,862	44,867	(1,124,277)	150,239
Net assets as of December 31, 2018	$658,026	$46,407	$5,727,684	$337,000

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Government & High Quality Bond Class 1 Division	Government & High Quality Bond Class 2 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division

Net assets as of January 1, 2017	$110,034,001	$1,342,308	$1,597,901	$143,412

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,717,386	38,666	29,872	246
Total realized gains (losses) on investments	(1,074,041)	(20,989)	4,226	(12,371)
Change in net unrealized appreciation (depreciation)
of investments	(1,046,629)	(14,676)	4,375	20,325
Net gains (losses) on investments	596,716	3,001	38,473	8,200
Net increase (decrease) in net assets resulting from operations	596,716	3,001	38,473	8,200
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	9,824,226	379,704	1,270,254	6,003
Administration charges	(139,581)	(1,708)	(276)	(97)
Contingent sales charges	(40,299)	(414)	(455)	(49)
Contract terminations	(11,143,845)	(163,498)	(72,228)	(9,739)
Death benefit payments	(1,580,573)	—	—	—
Flexible withdrawal option payments	(2,424,802)	(30,284)	(12,296)	(216)
Transfers to other contracts	(6,877,916)	(114,641)	(996,053)	(29,612)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(12,382,790)	69,159	188,946	(33,710)
Total increase (decrease)	(11,786,074)	72,160	227,419	(25,510)
Net assets as of December 31, 2017	98,247,927	1,414,468	1,825,320	117,902

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,182,705	46,201	34,734	(2,162)
Total realized gains (losses) on investments	(2,325,561)	(16,789)	1,498	(2,189)
Change in net unrealized appreciation (depreciation)
of investments	(438,402)	(31,113)	(140,794)	(16,291)
Net gains (losses) on investments	(581,258)	(1,701)	(104,562)	(20,642)
Net increase (decrease) in net assets resulting from operations	(581,258)	(1,701)	(104,562)	(20,642)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	6,925,763	593,462	2,485,752	96,900
Administration charges	(148,018)	(2,913)	(751)	(138)
Contingent sales charges	(28,120)	(77)	(516)	(54)
Contract terminations	(9,132,301)	(22,242)	(103,607)	(8,918)
Death benefit payments	(898,838)	—	—	—
Flexible withdrawal option payments	(2,307,371)	(40,766)	(21,158)	—
Transfers to other contracts	(8,287,408)	(116,142)	(649,904)	(3,211)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(13,876,293)	411,322	1,709,816	84,579
Total increase (decrease)	(14,457,551)	409,621	1,605,254	63,937
Net assets as of December 31, 2018	$83,790,376	$1,824,089	$3,430,574	$181,839

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Guggenheim Investments Long Short Equity Division	Guggenheim Investments Multi-Hedge Strategies Division	Income Class 1 Division	Income Class 2 Division

Net assets as of January 1, 2017	$126,955	$438,123	$4,669,342	$445,729

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,219)	(6,627)	142,155	23,642
Total realized gains (losses) on investments	1,033	(54)	11,340	(7,434)
Change in net unrealized appreciation (depreciation)
of investments	16,581	17,859	12,096	3,443
Net gains (losses) on investments	16,395	11,178	165,591	19,651
Net increase (decrease) in net assets resulting from operations	16,395	11,178	165,591	19,651
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	20,793	109,466	1,457,057	615,281
Administration charges	(113)	(99)	(60)	(367)
Contingent sales charges	(13)	(15)	(992)	(84)
Contract terminations	(6,712)	(6,963)	(206,965)	(44,804)
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(218)	(550)	(29,313)	(882)
Transfers to other contracts	(16,158)	(14,507)	(962,977)	(174,519)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(2,421)	87,332	256,750	394,625
Total increase (decrease)	13,974	98,510	422,341	414,276
Net assets as of December 31, 2017	140,929	536,633	5,091,683	860,005

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,103)	(7,748)	144,590	46,474
Total realized gains (losses) on investments	22,493	(520)	(66,296)	(17,236)
Change in net unrealized appreciation (depreciation)
of investments	(46,659)	(28,353)	(117,773)	(31,234)
Net gains (losses) on investments	(26,269)	(36,621)	(39,479)	(1,996)
Net increase (decrease) in net assets resulting from operations	(26,269)	(36,621)	(39,479)	(1,996)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	108,360	131,013	1,649,347	917,876
Administration charges	(162)	(388)	(30)	(2,974)
Contingent sales charges	(53)	(48)	(847)	(17)
Contract terminations	(14,879)	(15,525)	(208,031)	(478)
Death benefit payments	—	—	(58,591)	—
Flexible withdrawal option payments	(228)	(410)	(43,167)	(5,778)
Transfers to other contracts	(4,759)	(75,997)	(1,317,692)	(363,149)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	88,279	38,645	20,989	545,480
Total increase (decrease)	62,010	2,024	(18,490)	543,484
Net assets as of December 31, 2018	$202,939	$538,657	$5,073,193	$1,403,489

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	International Emerging Markets Class 1 Division	International Emerging Markets Class 2 Division	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division

Net assets as of January 1, 2017	$49,426,074	$115,252	$3,877,605	$202,940

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(61,290)	1,596	(52,793)	6,438
Total realized gains (losses) on investments	2,120,938	7,837	590,152	11,638
Change in net unrealized appreciation (depreciation)
of investments	16,092,740	97,757	429,012	1,436
Net gains (losses) on investments	18,152,388	107,190	966,371	19,512
Net increase (decrease) in net assets resulting from operations	18,152,388	107,190	966,371	19,512
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	5,360,398	796,825	186,130	50,641
Administration charges	(8,077)	(269)	(911)	(263)
Contingent sales charges	(29,711)	(16)	(251)	(9)
Contract terminations	(5,602,342)	(1,929)	(319,284)	(4,991)
Death benefit payments	(413,958)	—	(96,495)	—
Flexible withdrawal option payments	(410,480)	(407)	(62,613)	—
Transfers to other contracts	(6,721,549)	(81,904)	(82,718)	(1,558)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(7,825,719)	712,300	(376,142)	43,820
Total increase (decrease)	10,326,669	819,490	590,229	63,332
Net assets as of December 31, 2017	59,752,743	934,742	4,467,834	266,272

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(106,366)	4,262	(59,058)	314
Total realized gains (losses) on investments	2,311,424	4,163	551,578	28,526
Change in net unrealized appreciation (depreciation)
of investments	(14,162,851)	(425,756)	(664,227)	(55,192)
Net gains (losses) on investments	(11,957,793)	(417,331)	(171,707)	(26,352)
Net increase (decrease) in net assets resulting from operations	(11,957,793)	(417,331)	(171,707)	(26,352)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	6,804,940	1,292,658	130,090	72,148
Administration charges	(8,244)	(4,053)	(1,089)	(690)
Contingent sales charges	(32,870)	(1,501)	(198)	(19)
Contract terminations	(7,126,409)	(48,048)	(283,858)	(531)
Death benefit payments	(173,259)	(470)	(49,495)	—
Flexible withdrawal option payments	(375,517)	(5,259)	(62,821)	—
Transfers to other contracts	(5,884,760)	(219,060)	(203,236)	(748)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(6,796,119)	1,014,267	(470,607)	70,160
Total increase (decrease)	(18,753,912)	596,936	(642,314)	43,808
Net assets as of December 31, 2018	$40,998,831	$1,531,678	$3,825,520	$310,080

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Invesco Core Equity Series I Division	Invesco Health Care Series I Division (1)	Invesco Health Care Series II Division (2)	Invesco International Growth Series I Division

Net assets as of January 1, 2017	$16,899,690	$7,476,525	$762,081	$9,472,356

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(46,444)	(72,280)	(10,905)	(3,595)
Total realized gains (losses) on investments	1,561,035	722,137	29,261	625,792
Change in net unrealized appreciation (depreciation)
of investments	345,440	365,545	89,315	1,265,162
Net gains (losses) on investments	1,860,031	1,015,402	107,671	1,887,359
Net increase (decrease) in net assets resulting from operations	1,860,031	1,015,402	107,671	1,887,359
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	445,239	583,929	271,202	763,895
Administration charges	(2,404)	(1,255)	(1,838)	(15,793)
Contingent sales charges	(1,327)	(676)	(113)	(8,974)
Contract terminations	(1,684,725)	(779,136)	(55,964)	(1,135,706)
Death benefit payments	(135,720)	(50,348)	—	(22,127)
Flexible withdrawal option payments	(227,731)	(106,354)	(1,749)	(94,815)
Transfers to other contracts	(389,060)	(680,299)	(53,377)	(1,318,589)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,995,728)	(1,034,139)	158,161	(1,832,109)
Total increase (decrease)	(135,697)	(18,737)	265,832	55,250
Net assets as of December 31, 2017	16,763,993	7,457,788	1,027,913	9,527,606

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(66,620)	(94,482)	(13,163)	47,790
Total realized gains (losses) on investments	1,828,672	1,031,190	125,334	500,222
Change in net unrealized appreciation (depreciation)
of investments	(3,263,203)	(931,133)	(141,599)	(1,906,439)
Net gains (losses) on investments	(1,501,151)	5,575	(29,428)	(1,358,427)
Net increase (decrease) in net assets resulting from operations	(1,501,151)	5,575	(29,428)	(1,358,427)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	324,506	468,655	635,227	706,679
Administration charges	(2,503)	(1,351)	(3,156)	(15,630)
Contingent sales charges	(1,028)	(887)	(578)	(8,169)
Contract terminations	(1,472,340)	(815,208)	(139,662)	(1,177,492)
Death benefit payments	(93,410)	(57,045)	(3,536)	(76,052)
Flexible withdrawal option payments	(231,471)	(100,526)	(3,913)	(88,231)
Transfers to other contracts	(1,268,946)	(487,704)	(169,661)	(918,081)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(2,745,192)	(994,066)	314,721	(1,576,976)
Total increase (decrease)	(4,246,343)	(988,491)	285,293	(2,935,403)
Net assets as of December 31, 2018	$12,517,650	$6,469,297	$1,313,206	$6,592,203

(1) Represented the operations of Invesco Global Health Care Series I Division until June 9, 2018.
(2) Represented the operations of Invesco Global Health Care Series II Division until June 9, 2018.
See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Invesco International Growth Series II Division	Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division

Net assets as of January 1, 2017	$417,949	$1,101,948	$7,699,966	$2,689,778

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,019	(15,353)	(110,489)	(43,440)
Total realized gains (losses) on investments	2,425	182,604	543,883	318,145
Change in net unrealized appreciation (depreciation)
of investments	96,580	54,010	478,000	625,794
Net gains (losses) on investments	100,024	221,261	911,394	900,499
Net increase (decrease) in net assets resulting from operations	100,024	221,261	911,394	900,499
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	193,118	181,711	553,725	794,665
Administration charges	(484)	(206)	(8,981)	(282)
Contingent sales charges	(134)	(149)	(3,804)	(277)
Contract terminations	(11,629)	(188,862)	(671,080)	(351,498)
Death benefit payments	—	—	(1,309)	(29,135)
Flexible withdrawal option payments	(7,154)	(17,099)	(102,338)	(45,325)
Transfers to other contracts	(26,474)	(89,720)	(523,029)	(266,170)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	147,243	(114,325)	(756,816)	101,978
Total increase (decrease)	247,267	106,936	154,578	1,002,477
Net assets as of December 31, 2017	665,216	1,208,884	7,854,544	3,692,255

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,665	(16,213)	(102,512)	(47,841)
Total realized gains (losses) on investments	7,195	156,424	557,254	408,230
Change in net unrealized appreciation (depreciation)
of investments	(158,987)	(207,235)	(1,481,969)	(351,387)
Net gains (losses) on investments	(145,127)	(67,024)	(1,027,227)	9,002
Net increase (decrease) in net assets resulting from operations	(145,127)	(67,024)	(1,027,227)	9,002
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	377,429	191,886	472,452	475,208
Administration charges	(1,282)	(238)	(10,396)	(324)
Contingent sales charges	(113)	(118)	(4,757)	(285)
Contract terminations	(15,431)	(168,998)	(838,885)	(407,825)
Death benefit payments	—	—	(140,436)	(95,803)
Flexible withdrawal option payments	(9,766)	(19,171)	(90,627)	(44,855)
Transfers to other contracts	(9,977)	(103,450)	(623,190)	(580,803)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	340,860	(100,089)	(1,235,839)	(654,687)
Total increase (decrease)	195,733	(167,113)	(2,263,066)	(645,685)
Net assets as of December 31, 2018	$860,949	$1,041,771	$5,591,478	$3,046,570

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Invesco Value Opportunities Series I Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division	LargeCap Growth Class 1 Division

Net assets as of January 1, 2017	$4,558,350	$8,696,456	$1,933,140	$40,321,888

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(46,386)	(71,517)	26,446	(396,229)
Total realized gains (losses) on investments	82,415	1,545,432	(9,552)	2,946,872
Change in net unrealized appreciation (depreciation)
of investments	605,470	615,286	21,710	10,242,408
Net gains (losses) on investments	641,499	2,089,201	38,604	12,793,051
Net increase (decrease) in net assets resulting from operations	641,499	2,089,201	38,604	12,793,051
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	246,797	459,960	600,924	2,112,519
Administration charges	(13,604)	(2,435)	(919)	(32,062)
Contingent sales charges	(3,230)	(767)	(280)	(9,197)
Contract terminations	(408,710)	(973,844)	(97,126)	(3,783,753)
Death benefit payments	(19,482)	(18,522)	—	(382,142)
Flexible withdrawal option payments	(66,970)	(61,674)	(14,781)	(575,641)
Transfers to other contracts	(549,771)	(413,079)	(294,919)	(2,073,598)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(814,970)	(1,010,361)	192,899	(4,743,874)
Total increase (decrease)	(173,471)	1,078,840	231,503	8,049,177
Net assets as of December 31, 2017	4,384,879	9,775,296	2,164,643	48,371,065

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(43,538)	(114,024)	25,024	(500,074)
Total realized gains (losses) on investments	222,283	1,519,276	(33,900)	7,880,074
Change in net unrealized appreciation (depreciation)
of investments	(911,597)	(1,513,581)	(42,489)	(10,619,371)
Net gains (losses) on investments	(732,852)	(108,329)	(51,365)	(3,239,371)
Net increase (decrease) in net assets resulting from operations	(732,852)	(108,329)	(51,365)	(3,239,371)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	325,699	557,824	535,559	3,292,902
Administration charges	(14,723)	(2,220)	(2,108)	(37,987)
Contingent sales charges	(3,429)	(668)	(403)	(14,566)
Contract terminations	(494,217)	(956,326)	(74,459)	(5,571,323)
Death benefit payments	(8,717)	(35,632)	(3,417)	(450,794)
Flexible withdrawal option payments	(67,899)	(63,139)	(25,228)	(610,593)
Transfers to other contracts	(483,263)	(574,526)	(685,266)	(2,430,879)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(746,549)	(1,074,687)	(255,322)	(5,823,240)
Total increase (decrease)	(1,479,401)	(1,183,016)	(306,687)	(9,062,611)
Net assets as of December 31, 2018	$2,905,478	$8,592,280	$1,857,956	$39,308,454

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	LargeCap Growth Class 2 Division	LargeCap Growth I Class 1 Division	LargeCap Growth I Class 2 Division	LargeCap S&P 500 Index Class 1 Division

Net assets as of January 1, 2017	$307,355	$94,520,745	$127,126	$92,870,342

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,483)	(1,343,021)	(4,266)	333,061
Total realized gains (losses) on investments	9,579	10,107,471	26,229	8,176,820
Change in net unrealized appreciation (depreciation)
of investments	111,167	20,061,177	65,761	9,376,808
Net gains (losses) on investments	116,263	28,825,627	87,724	17,886,689
Net increase (decrease) in net assets resulting from operations	116,263	28,825,627	87,724	17,886,689
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	314,906	3,325,404	518,780	8,528,674
Administration charges	(674)	(28,376)	(453)	(51,674)
Contingent sales charges	(59)	(22,554)	(30)	(32,551)
Contract terminations	(31,436)	(8,760,176)	(15,889)	(8,327,175)
Death benefit payments	—	(567,145)	—	(286,337)
Flexible withdrawal option payments	(3,816)	(1,033,184)	(970)	(1,269,966)
Transfers to other contracts	(21,027)	(4,096,406)	(13,827)	(4,927,180)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	257,894	(11,182,437)	487,611	(6,366,209)
Total increase (decrease)	374,157	17,643,190	575,335	11,520,480
Net assets as of December 31, 2017	681,512	112,163,935	702,461	104,390,822

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10,340)	(1,498,505)	(20,313)	365,098
Total realized gains (losses) on investments	147,092	15,783,396	198,214	12,383,458
Change in net unrealized appreciation (depreciation)
of investments	(369,940)	(10,937,857)	(383,342)	(18,120,279)
Net gains (losses) on investments	(233,188)	3,347,034	(205,441)	(5,371,723)
Net increase (decrease) in net assets resulting from operations	(233,188)	3,347,034	(205,441)	(5,371,723)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,226,636	6,084,659	2,904,466	8,724,026
Administration charges	(3,499)	(33,196)	(5,882)	(57,937)
Contingent sales charges	(763)	(22,493)	(631)	(33,286)
Contract terminations	(95,078)	(10,253,450)	(33,279)	(9,612,324)
Death benefit payments	—	(822,050)	—	(641,672)
Flexible withdrawal option payments	(5,514)	(1,131,561)	(8,577)	(1,358,328)
Transfers to other contracts	(44,502)	(6,530,248)	(193,730)	(7,492,770)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,077,280	(12,708,339)	2,662,367	(10,472,291)
Total increase (decrease)	844,092	(9,361,305)	2,456,926	(15,844,014)
Net assets as of December 31, 2018	$1,525,604	$102,802,630	$3,159,387	$88,546,808

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	LargeCap S&P 500 Index Class 2 Division	MFS International Value Service Class Division	MFS New Discovery Service Class Division	MFS Utilities Service Class Division

Net assets as of January 1, 2017	$765,977	$3,307,744	$1,031,307	$11,829,449

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17,881	7,433	(17,026)	351,510
Total realized gains (losses) on investments	71,064	221,878	16,349	(113,320)
Change in net unrealized appreciation (depreciation)
of investments	252,908	865,803	263,843	1,283,547
Net gains (losses) on investments	341,853	1,095,114	263,166	1,521,737
Net increase (decrease) in net assets resulting from operations	341,853	1,095,114	263,166	1,521,737
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,320,602	3,850,283	303,618	1,769,494
Administration charges	(1,452)	(1,250)	(127)	(1,790)
Contingent sales charges	(2,698)	(1,094)	(314)	(8,035)
Contract terminations	(132,036)	(288,046)	(39,867)	(1,034,106)
Death benefit payments	(6,415)	—	—	(6,057)
Flexible withdrawal option payments	(4,440)	(35,757)	(21,395)	(105,114)
Transfers to other contracts	(46,348)	(1,229,260)	(39,340)	(689,574)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,127,213	2,294,876	202,575	(75,182)
Total increase (decrease)	2,469,066	3,389,990	465,741	1,446,555
Net assets as of December 31, 2017	3,235,043	6,697,734	1,497,048	13,276,004

Increase (decrease) in net assets
Operations:
Net investment income (loss)	45,158	(25,406)	(28,928)	(75,014)
Total realized gains (losses) on investments	250,771	332,315	390,401	(193,173)
Change in net unrealized appreciation (depreciation)
of investments	(859,123)	(1,068,216)	(584,728)	163,854
Net gains (losses) on investments	(563,194)	(761,307)	(223,255)	(104,333)
Net increase (decrease) in net assets resulting from operations	(563,194)	(761,307)	(223,255)	(104,333)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,730,271	2,015,034	1,759,138	1,532,777
Administration charges	(10,660)	(4,371)	(1,419)	(3,926)
Contingent sales charges	(2,648)	(3,080)	(733)	(7,205)
Contract terminations	(108,386)	(501,821)	(52,778)	(1,072,991)
Death benefit payments	—	(4,312)	(33,614)	(77,647)
Flexible withdrawal option payments	(28,844)	(42,866)	(30,782)	(104,941)
Transfers to other contracts	(171,635)	(1,677,728)	(450,301)	(1,049,320)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	4,408,098	(219,144)	1,189,511	(783,253)
Total increase (decrease)	3,844,904	(980,451)	966,256	(887,586)
Net assets as of December 31, 2018	$7,079,947	$5,717,283	$2,463,304	$12,388,418

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	MFS Value Service Class Division	MidCap Class 1 Division	Multi-Asset Income Class 1 Division	Multi-Asset Income Class 2 Division

Net assets as of January 1, 2017	$5,780,196	$324,262,727	$170,427	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,082	(2,607,109)	530	(1)
Total realized gains (losses) on investments	369,630	44,640,452	1,617	—
Change in net unrealized appreciation (depreciation)
of investments	489,048	30,724,255	13,675	49
Net gains (losses) on investments	873,760	72,757,598	15,822	48
Net increase (decrease) in net assets resulting from operations	873,760	72,757,598	15,822	48
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,075,241	11,283,093	7,429	13,763
Administration charges	(335)	(295,954)	(30)	—
Contingent sales charges	(4,924)	(110,634)	(2)	—
Contract terminations	(623,142)	(31,046,790)	(260)	—
Death benefit payments	—	(2,400,922)	—	—
Flexible withdrawal option payments	(68,910)	(4,723,769)	(3,482)	—
Transfers to other contracts	(792,978)	(17,878,139)	(29,067)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(415,048)	(45,173,115)	(25,412)	13,763
Total increase (decrease)	458,712	27,584,483	(9,590)	13,811
Net assets as of December 31, 2017	6,238,908	351,847,210	160,837	13,811

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10,467)	(3,470,289)	2,548	864
Total realized gains (losses) on investments	505,489	64,398,236	1,079	74
Change in net unrealized appreciation (depreciation)
of investments	(1,119,990)	(84,185,785)	(16,908)	(3,699)
Net gains (losses) on investments	(624,968)	(23,257,838)	(13,281)	(2,761)
Net increase (decrease) in net assets resulting from operations	(624,968)	(23,257,838)	(13,281)	(2,761)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	573,815	11,081,798	40,734	33,164
Administration charges	(277)	(304,557)	(30)	(62)
Contingent sales charges	(5,560)	(100,029)	(10)	—
Contract terminations	(801,478)	(33,444,054)	(1,392)	—
Death benefit payments	(724)	(2,413,752)	—	—
Flexible withdrawal option payments	(53,233)	(4,551,400)	(3,482)	—
Transfers to other contracts	(645,530)	(15,350,029)	(448)	(913)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(932,987)	(45,082,023)	35,372	32,189
Total increase (decrease)	(1,557,955)	(68,339,861)	22,091	29,428
Net assets as of December 31, 2018	$4,680,953	$283,507,349	$182,928	$43,239

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Neuberger Berman AMT Large Cap Value Class I Division	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division	Neuberger Berman AMT Sustainable Equity Class I Division (1)	Neuberger Berman AMT Sustainable Equity Class S Division (2)

Net assets as of January 1, 2017	$4,992,582	$2,447,553	$4,563,370	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(40,734)	(35,262)	(41,108)	—
Total realized gains (losses) on investments	428,225	84,268	502,769	—
Change in net unrealized appreciation (depreciation)
of investments	124,352	461,386	224,431	—
Net gains (losses) on investments	511,843	510,392	686,092	—
Net increase (decrease) in net assets resulting from operations	511,843	510,392	686,092	—
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	231,916	360,076	212,616	—
Administration charges	(853)	(2,469)	(17,542)	—
Contingent sales charges	(3,936)	(4,181)	(4,049)	—
Contract terminations	(498,069)	(541,181)	(512,387)	—
Death benefit payments	(39,092)	(27,665)	(17,222)	—
Flexible withdrawal option payments	(20,802)	(17,781)	(113,367)	—
Transfers to other contracts	(611,659)	(126,238)	(442,376)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(942,495)	(359,439)	(894,327)	—
Total increase (decrease)	(430,652)	150,953	(208,235)	—
Net assets as of December 31, 2017	4,561,930	2,598,506	4,355,135	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12,219)	(38,099)	(37,130)	2
Total realized gains (losses) on investments	721,182	318,504	730,145	(286)
Change in net unrealized appreciation (depreciation)
of investments	(803,614)	(507,941)	(893,064)	(126)
Net gains (losses) on investments	(94,651)	(227,536)	(200,049)	(410)
Net increase (decrease) in net assets resulting from operations	(94,651)	(227,536)	(200,049)	(410)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	167,831	750,610	321,603	10,781
Administration charges	(736)	(4,337)	(19,485)	(1)
Contingent sales charges	(3,665)	(1,648)	(3,865)	(1)
Contract terminations	(528,238)	(233,406)	(557,164)	(181)
Death benefit payments	(40,039)	(4,809)	(16,195)	—
Flexible withdrawal option payments	(19,625)	(22,313)	(88,288)	—
Transfers to other contracts	(224,845)	(401,798)	(586,949)	(8,682)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(649,317)	82,299	(950,343)	1,916
Total increase (decrease)	(743,968)	(145,237)	(1,150,392)	1,506
Net assets as of December 31, 2018	$3,817,962	$2,453,269	$3,204,743	$1,506

(1) Represented the operations of Neuberger Berman AMT Socially Responsive Class I Division until June 9, 2018.
(2) Commenced operations June 11, 2018.
See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Oppenheimer Main Street Small Cap Service Shares Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy M Class Division

Net assets as of January 1, 2017	$555,279	$3,837,833	$52,673	$11,729

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,797)	116,507	2,593	1,017
Total realized gains (losses) on investments	32,263	(72,746)	280	(140)
Change in net unrealized appreciation (depreciation)
of investments	39,996	382,628	4,509	(865)
Net gains (losses) on investments	68,462	426,389	7,382	12
Net increase (decrease) in net assets resulting from operations	68,462	426,389	7,382	12
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	83,556	255,465	38,497	490
Administration charges	(108)	(86)	(29)	—
Contingent sales charges	(36)	(1,959)	—	—
Contract terminations	(46,045)	(247,953)	—	—
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(1,202)	(61,170)	—	—
Transfers to other contracts	(57,779)	(520,218)	(711)	(1,604)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(21,614)	(575,921)	37,757	(1,114)
Total increase (decrease)	46,848	(149,532)	45,139	(1,102)
Net assets as of December 31, 2017	602,127	3,688,301	97,812	10,627

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,339)	52,643	1,859	57
Total realized gains (losses) on investments	67,785	(30,509)	1,167	(176)
Change in net unrealized appreciation (depreciation)
of investments	(112,224)	(237,187)	(9,885)	(3,877)
Net gains (losses) on investments	(50,778)	(215,053)	(6,859)	(3,996)
Net increase (decrease) in net assets resulting from operations	(50,778)	(215,053)	(6,859)	(3,996)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	92,167	352,284	16,377	38,424
Administration charges	(66)	(42)	(193)	(20)
Contingent sales charges	(16)	(3,428)	—	(5)
Contract terminations	(22,637)	(494,108)	—	(153)
Death benefit payments	(600)	(22,093)	—	—
Flexible withdrawal option payments	(1,196)	(61,090)	—	—
Transfers to other contracts	(217,286)	(497,332)	(6,691)	(1,069)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(149,634)	(725,809)	9,493	37,177
Total increase (decrease)	(200,412)	(940,862)	2,634	33,181
Net assets as of December 31, 2018	$401,715	$2,747,439	$100,446	$43,808

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division

Net assets as of January 1, 2017	$21,316,043	$315,289	$25,990,162	$109,609,383

Increase (decrease) in net assets
Operations:
Net investment income (loss)	767,047	(342)	154,001	(152,418)
Total realized gains (losses) on investments	(83,616)	(758)	(297,195)	2,313,452
Change in net unrealized appreciation (depreciation)
of investments	422,031	374	1,015,550	17,218,286
Net gains (losses) on investments	1,105,462	(726)	872,356	19,379,320
Net increase (decrease) in net assets resulting from operations	1,105,462	(726)	872,356	19,379,320
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,311,815	226,717	4,188,866	4,658,041
Administration charges	(2,115)	(40)	(2,127)	(212,626)
Contingent sales charges	(10,907)	(188)	(21,823)	(67,213)
Contract terminations	(1,411,094)	(32,384)	(2,722,149)	(11,215,730)
Death benefit payments	(51,266)	(267)	(33,930)	(764,030)
Flexible withdrawal option payments	(313,950)	(623)	(428,581)	(2,259,867)
Transfers to other contracts	(2,212,594)	(115,308)	(1,826,638)	(6,572,963)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(690,111)	77,907	(846,382)	(16,434,388)
Total increase (decrease)	415,351	77,181	25,974	2,944,932
Net assets as of December 31, 2017	21,731,394	392,470	26,016,136	112,554,315

Increase (decrease) in net assets
Operations:
Net investment income (loss)	724,718	3,647	257,756	(286,518)
Total realized gains (losses) on investments	(240,898)	(4,692)	(322,664)	9,885,087
Change in net unrealized appreciation (depreciation)
of investments	(1,268,626)	(3,712)	(446,136)	(13,540,449)
Net gains (losses) on investments	(784,806)	(4,757)	(511,044)	(3,941,880)
Net increase (decrease) in net assets resulting from operations	(784,806)	(4,757)	(511,044)	(3,941,880)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,435,213	1,182,756	2,922,114	4,553,932
Administration charges	(5,316)	(365)	(4,057)	(223,855)
Contingent sales charges	(16,128)	(178)	(26,132)	(51,549)
Contract terminations	(2,043,898)	(33,689)	(3,785,673)	(10,083,321)
Death benefit payments	(204,632)	—	(102,824)	(903,342)
Flexible withdrawal option payments	(255,623)	(3,732)	(400,204)	(2,187,907)
Transfers to other contracts	(2,932,830)	(504,005)	(2,485,192)	(8,287,659)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(3,023,214)	640,787	(3,881,968)	(17,183,701)
Total increase (decrease)	(3,808,020)	636,030	(4,393,012)	(21,125,581)
Net assets as of December 31, 2018	$17,923,374	$1,028,500	$21,623,124	$91,428,734

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Principal Capital Appreciation Class 2 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2020 Class 2 Division

Net assets as of January 1, 2017	$431,660	$26,897,585	$107,765,196	$16,129

Increase (decrease) in net assets
Operations:
Net investment income (loss)	765	201,320	575,752	3,052
Total realized gains (losses) on investments	16,032	2,333,106	4,660,759	3,080
Change in net unrealized appreciation (depreciation)
of investments	100,831	(94,688)	8,148,882	16,952
Net gains (losses) on investments	117,628	2,439,738	13,385,393	23,084
Net increase (decrease) in net assets resulting from operations	117,628	2,439,738	13,385,393	23,084
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	544,638	655,192	2,896,540	635,984
Administration charges	(1,117)	(81,924)	(493,486)	(120)
Contingent sales charges	(127)	(22,565)	(66,066)	(31)
Contract terminations	(51,854)	(3,261,629)	(9,307,127)	(1,441)
Death benefit payments	(957)	(158,043)	(88,096)	—
Flexible withdrawal option payments	(4,589)	(994,928)	(3,310,281)	—
Transfers to other contracts	(36,111)	(1,175,993)	(5,887,743)	(197)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	449,883	(5,039,890)	(16,256,259)	634,195
Total increase (decrease)	567,511	(2,600,152)	(2,870,866)	657,279
Net assets as of December 31, 2017	999,171	24,297,433	104,894,330	673,408

Increase (decrease) in net assets
Operations:
Net investment income (loss)	628	311,111	1,168,395	24,737
Total realized gains (losses) on investments	117,597	2,257,576	10,042,987	34,651
Change in net unrealized appreciation (depreciation)
of investments	(269,776)	(3,578,113)	(17,238,827)	(157,680)
Net gains (losses) on investments	(151,551)	(1,009,426)	(6,027,445)	(98,292)
Net increase (decrease) in net assets resulting from operations	(151,551)	(1,009,426)	(6,027,445)	(98,292)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,558,678	628,286	2,887,583	852,721
Administration charges	(4,908)	(82,130)	(532,118)	(4,599)
Contingent sales charges	(1,517)	(18,046)	(61,413)	(114)
Contract terminations	(65,659)	(2,668,055)	(9,516,705)	(3,217)
Death benefit payments	(5,425)	(1,253,029)	(671,767)	—
Flexible withdrawal option payments	(9,347)	(954,790)	(3,248,295)	(23,753)
Transfers to other contracts	(174,980)	(1,380,883)	(4,720,580)	(83,761)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,296,842	(5,728,647)	(15,863,295)	737,277
Total increase (decrease)	1,145,291	(6,738,073)	(21,890,740)	638,985
Net assets as of December 31, 2018	$2,144,462	$17,559,360	$83,003,590	$1,312,393

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2030 Class 2 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2040 Class 2 Division

Net assets as of January 1, 2017	$64,964,505	$82,097	$13,886,121	$120,683

Increase (decrease) in net assets
Operations:
Net investment income (loss)	88,547	3,694	(11,133)	1,070
Total realized gains (losses) on investments	2,618,624	8,745	536,684	6,100
Change in net unrealized appreciation (depreciation)
of investments	7,533,535	46,998	1,979,817	36,412
Net gains (losses) on investments	10,240,706	59,437	2,505,368	43,582
Net increase (decrease) in net assets resulting from operations	10,240,706	59,437	2,505,368	43,582
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	8,530,112	772,926	514,288	233,457
Administration charges	(332,634)	(623)	(4,905)	(558)
Contingent sales charges	(38,075)	(38)	(7,905)	(37)
Contract terminations	(5,281,538)	(5,280)	(1,081,633)	(19,963)
Death benefit payments	(254,056)	—	(154,297)	—
Flexible withdrawal option payments	(1,178,078)	(10,545)	(29,642)	—
Transfers to other contracts	(8,186,305)	(46,221)	(463,308)	(308)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(6,740,574)	710,219	(1,227,402)	212,591
Total increase (decrease)	3,500,132	769,656	1,277,966	256,173
Net assets as of December 31, 2017	68,464,637	851,753	15,164,087	376,856

Increase (decrease) in net assets
Operations:
Net investment income (loss)	577,821	23,367	93,252	7,263
Total realized gains (losses) on investments	4,974,375	56,458	959,741	46,339
Change in net unrealized appreciation (depreciation)
of investments	(10,456,268)	(236,837)	(2,363,896)	(129,154)
Net gains (losses) on investments	(4,904,072)	(157,012)	(1,310,903)	(75,552)
Net increase (decrease) in net assets resulting from operations	(4,904,072)	(157,012)	(1,310,903)	(75,552)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,200,586	1,231,715	510,792	574,001
Administration charges	(384,195)	(4,051)	(5,043)	(2,587)
Contingent sales charges	(65,150)	(405)	(5,660)	(1,157)
Contract terminations	(9,566,699)	(13,439)	(860,788)	(126,888)
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(1,332,083)	(13,796)	(29,193)	(3,447)
Transfers to other contracts	(817,854)	(96,979)	(493,219)	(84,393)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(8,965,395)	1,103,045	(883,111)	355,529
Total increase (decrease)	(13,869,467)	946,033	(2,194,014)	279,977
Net assets as of December 31, 2018	$54,595,170	$1,797,786	$12,970,073	$656,833

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2050 Class 2 Division	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division

Net assets as of January 1, 2017	$9,241,996	$84,066	$16,091,601	$77,553,935

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13,252)	3,611	139,438	274,282
Total realized gains (losses) on investments	252,747	4,202	475,645	10,816,801
Change in net unrealized appreciation (depreciation)
of investments	1,665,168	61,882	461,286	(5,487,924)
Net gains (losses) on investments	1,904,663	69,695	1,076,369	5,603,159
Net increase (decrease) in net assets resulting from operations	1,904,663	69,695	1,076,369	5,603,159
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	796,107	642,804	1,110,256	5,625,419
Administration charges	(4,214)	(618)	(40,351)	(15,384)
Contingent sales charges	(3,614)	(22)	(6,669)	(31,841)
Contract terminations	(501,336)	(11,753)	(1,164,080)	(7,500,315)
Death benefit payments	—	—	(90,435)	(463,650)
Flexible withdrawal option payments	(37,286)	—	(606,580)	(788,294)
Transfers to other contracts	(109,338)	(6,549)	(1,186,346)	(4,665,404)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	140,319	623,862	(1,984,205)	(7,839,469)
Total increase (decrease)	2,044,982	693,557	(907,836)	(2,236,310)
Net assets as of December 31, 2017	11,286,978	777,623	15,183,765	75,317,625

Increase (decrease) in net assets
Operations:
Net investment income (loss)	71,952	6,535	152,873	279,047
Total realized gains (losses) on investments	805,456	67,153	640,078	8,547,778
Change in net unrealized appreciation (depreciation)
of investments	(1,948,794)	(182,805)	(1,344,295)	(12,652,684)
Net gains (losses) on investments	(1,071,386)	(109,117)	(551,344)	(3,825,859)
Net increase (decrease) in net assets resulting from operations	(1,071,386)	(109,117)	(551,344)	(3,825,859)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	759,700	295,317	585,659	3,833,843
Administration charges	(4,077)	(4,219)	(43,259)	(15,931)
Contingent sales charges	(3,669)	(102)	(9,056)	(24,380)
Contract terminations	(548,824)	(2,882)	(1,630,543)	(6,488,601)
Death benefit payments	(4,024)	—	(290,478)	(403,096)
Flexible withdrawal option payments	(40,799)	(153)	(595,137)	(780,979)
Transfers to other contracts	(654,039)	(29,842)	(1,248,458)	(6,112,221)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(495,732)	258,119	(3,231,272)	(9,991,365)
Total increase (decrease)	(1,567,118)	149,002	(3,782,616)	(13,817,224)
Net assets as of December 31, 2018	$9,719,860	$926,625	$11,401,149	$61,500,401

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Real Estate Securities Class 2 Division	Rydex Basic Materials Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division

Net assets as of January 1, 2017	$3,951,070	$339,859	$269,630	$581,092

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,145	(2,478)	(4,211)	(10,804)
Total realized gains (losses) on investments	82,729	5,093	(3,731)	65,436
Change in net unrealized appreciation (depreciation)
of investments	62,286	69,026	12,981	146,284
Net gains (losses) on investments	147,160	71,641	5,039	200,916
Net increase (decrease) in net assets resulting from operations	147,160	71,641	5,039	200,916
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	820,956	48,152	106,384	662,863
Administration charges	(2,262)	(115)	(9)	(1,420)
Contingent sales charges	(475)	(6)	(186)	(75)
Contract terminations	(253,463)	(2,959)	(29,946)	(37,422)
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(15,181)	—	(2,088)	(960)
Transfers to other contracts	(2,111,029)	(16,771)	(77,512)	(46,390)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,561,454)	28,301	(3,357)	576,596
Total increase (decrease)	(1,414,294)	99,942	1,682	777,512
Net assets as of December 31, 2017	2,536,776	439,801	271,312	1,358,604

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17,956	(3,555)	9,888	(20,910)
Total realized gains (losses) on investments	227,215	12,146	10,247	101,008
Change in net unrealized appreciation (depreciation)
of investments	(402,912)	(113,786)	(108,846)	(186,449)
Net gains (losses) on investments	(157,741)	(105,195)	(88,711)	(106,351)
Net increase (decrease) in net assets resulting from operations	(157,741)	(105,195)	(88,711)	(106,351)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,216,004	161,093	309,624	954,303
Administration charges	(5,729)	(434)	(253)	(5,637)
Contingent sales charges	(490)	(79)	(117)	(1,331)
Contract terminations	(107,735)	(2,670)	(23,285)	(103,095)
Death benefit payments	—	—	(1,198)	(2,542)
Flexible withdrawal option payments	(19,717)	(365)	(2,362)	(3,704)
Transfers to other contracts	(190,829)	(1,708)	(41,430)	(265,364)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	891,504	155,837	240,979	572,630
Total increase (decrease)	733,763	50,642	152,268	466,279
Net assets as of December 31, 2018	$3,270,539	$490,443	$423,580	$1,824,883

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division

Net assets as of January 1, 2017	$541,175,217	$3,651,180	$137,719,871	$3,073,745

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,740,916	50,979	1,707,546	64,928
Total realized gains (losses) on investments	21,998,441	127,530	3,300,675	(16,261)
Change in net unrealized appreciation (depreciation)
of investments	43,013,767	538,177	7,632,647	290,776
Net gains (losses) on investments	68,753,124	716,686	12,640,868	339,443
Net increase (decrease) in net assets resulting from operations	68,753,124	716,686	12,640,868	339,443
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	33,722,654	5,563,270	7,340,485	2,622,098
Administration charges	(3,001,980)	(8,873)	(439,968)	(7,125)
Contingent sales charges	(393,293)	(1,379)	(128,937)	(567)
Contract terminations	(54,236,599)	(249,009)	(18,577,945)	(217,385)
Death benefit payments	(4,342,468)	(32,880)	(1,420,103)	(57,864)
Flexible withdrawal option payments	(13,534,018)	(111,544)	(3,359,004)	(14,059)
Transfers to other contracts	(32,119,214)	(380,178)	(5,426,108)	(534,573)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(73,904,918)	4,779,407	(22,011,580)	1,790,525
Total increase (decrease)	(5,151,794)	5,496,093	(9,370,712)	2,129,968
Net assets as of December 31, 2017	536,023,423	9,147,273	128,349,159	5,203,713

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,073,899	253,956	2,170,636	125,568
Total realized gains (losses) on investments	30,909,114	673,443	4,847,423	206,670
Change in net unrealized appreciation (depreciation)
of investments	(68,888,685)	(1,809,015)	(12,400,624)	(621,650)
Net gains (losses) on investments	(29,905,672)	(881,616)	(5,382,565)	(289,412)
Net increase (decrease) in net assets resulting from operations	(29,905,672)	(881,616)	(5,382,565)	(289,412)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	19,032,622	5,858,093	5,631,596	2,147,675
Administration charges	(3,360,590)	(28,936)	(452,025)	(18,351)
Contingent sales charges	(314,852)	(6,747)	(89,809)	(1,853)
Contract terminations	(51,825,702)	(636,550)	(15,336,465)	(300,532)
Death benefit payments	(4,527,129)	—	(999,078)	(13,800)
Flexible withdrawal option payments	(13,334,965)	(226,862)	(3,390,344)	(50,317)
Transfers to other contracts	(19,578,439)	(127,888)	(5,362,607)	(673,142)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(73,909,055)	4,831,110	(19,998,732)	1,089,680
Total increase (decrease)	(103,814,727)	3,949,494	(25,381,297)	800,268
Net assets as of December 31, 2018	$432,208,696	$13,096,767	$102,967,862	$6,003,981

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division

Net assets as of January 1, 2017	$98,935,581	$5,812,996	$164,165,581	$4,297,229

Increase (decrease) in net assets
Operations:
Net investment income (loss)	103,204	20,611	3,034,291	128,544
Total realized gains (losses) on investments	4,990,397	121,643	2,455,649	(34,136)
Change in net unrealized appreciation (depreciation)
of investments	12,066,901	1,015,640	5,304,303	252,324
Net gains (losses) on investments	17,160,502	1,157,894	10,794,243	346,732
Net increase (decrease) in net assets resulting from operations	17,160,502	1,157,894	10,794,243	346,732
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	6,733,464	2,386,466	20,050,954	5,069,721
Administration charges	(11,967)	(19,978)	(253,764)	(7,661)
Contingent sales charges	(55,044)	(651)	(108,619)	(1,870)
Contract terminations	(8,568,406)	(271,826)	(16,213,458)	(776,356)
Death benefit payments	(1,584,806)	(42,270)	(2,132,400)	(497,285)
Flexible withdrawal option payments	(893,682)	(65,476)	(3,877,179)	(93,195)
Transfers to other contracts	(4,995,346)	(478,617)	(12,720,115)	(241,125)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(9,375,787)	1,507,648	(15,254,581)	3,452,229
Total increase (decrease)	7,784,715	2,665,542	(4,460,338)	3,798,961
Net assets as of December 31, 2017	106,720,296	8,478,538	159,705,243	8,096,190

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,245,341	163,025	3,635,657	323,777
Total realized gains (losses) on investments	8,374,957	522,418	3,301,827	244,072
Change in net unrealized appreciation (depreciation)
of investments	(17,095,687)	(1,585,855)	(11,650,339)	(952,659)
Net gains (losses) on investments	(7,475,389)	(900,412)	(4,712,855)	(384,810)
Net increase (decrease) in net assets resulting from operations	(7,475,389)	(900,412)	(4,712,855)	(384,810)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	10,713,365	3,712,822	7,441,334	7,557,241
Administration charges	(10,820)	(39,418)	(268,839)	(30,683)
Contingent sales charges	(117,897)	(1,423)	(89,915)	(3,465)
Contract terminations	(18,239,752)	(368,326)	(15,598,980)	(332,473)
Death benefit payments	(604,715)	—	(1,753,851)	(4,891)
Flexible withdrawal option payments	(988,809)	(70,330)	(3,888,060)	(194,691)
Transfers to other contracts	(4,209,807)	(62,565)	(13,987,368)	(2,190,264)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(13,458,435)	3,170,760	(28,145,679)	4,800,774
Total increase (decrease)	(20,933,824)	2,270,348	(32,858,534)	4,415,964
Net assets as of December 31, 2018	$85,786,472	$10,748,886	$126,846,709	$12,512,154

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	Short-Term Income Class 2 Division

Net assets as of January 1, 2017	$62,692,692	$2,708,237	$99,558,356	$1,062,896

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(40,639)	5,280	498,076	213
Total realized gains (losses) on investments	4,140,609	78,527	102,246	9,738
Change in net unrealized appreciation (depreciation)
of investments	7,946,279	589,608	354,440	(1,086)
Net gains (losses) on investments	12,046,249	673,415	954,762	8,865
Net increase (decrease) in net assets resulting from operations	12,046,249	673,415	954,762	8,865
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,747,721	2,065,697	12,313,866	2,685,702
Administration charges	(10,048)	(4,323)	(328,473)	(2,126)
Contingent sales charges	(58,530)	(556)	(68,965)	(3,669)
Contract terminations	(7,851,714)	(221,015)	(10,300,109)	(1,939,474)
Death benefit payments	(115,748)	—	(1,074,986)	—
Flexible withdrawal option payments	(424,124)	(26,399)	(3,240,521)	(22,962)
Transfers to other contracts	(4,643,457)	(117,141)	(10,447,820)	(316,538)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(8,355,900)	1,696,263	(13,147,008)	400,933
Total increase (decrease)	3,690,349	2,369,678	(12,192,246)	409,798
Net assets as of December 31, 2017	66,383,041	5,077,915	87,366,110	1,472,694

Increase (decrease) in net assets
Operations:
Net investment income (loss)	499,548	70,988	573,009	32,441
Total realized gains (losses) on investments	4,338,854	366,931	(603,743)	(8,905)
Change in net unrealized appreciation (depreciation)
of investments	(10,566,310)	(1,091,961)	(333,574)	(11,559)
Net gains (losses) on investments	(5,727,908)	(654,042)	(364,308)	11,977
Net increase (decrease) in net assets resulting from operations	(5,727,908)	(654,042)	(364,308)	11,977
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,485,914	1,916,670	11,769,693	2,745,507
Administration charges	(9,084)	(17,772)	(351,958)	(7,925)
Contingent sales charges	(57,502)	(1,161)	(46,233)	(543)
Contract terminations	(8,698,002)	(205,718)	(8,040,179)	(110,742)
Death benefit payments	(238,987)	(3,917)	(930,051)	(808)
Flexible withdrawal option payments	(460,126)	(31,603)	(3,064,803)	(44,428)
Transfers to other contracts	(3,728,822)	(61,763)	(12,569,782)	(595,175)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(9,706,609)	1,594,736	(13,233,313)	1,985,886
Total increase (decrease)	(15,434,517)	940,694	(13,597,621)	1,997,863
Net assets as of December 31, 2018	$50,948,524	$6,018,609	$73,768,489	$3,470,557

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	SmallCap Class 1 Division	SmallCap Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division

Net assets as of January 1, 2017	$116,092,220	$870,672	$16,507,067	$24,917,812

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,062,459)	(8,827)	(286,678)	(398,096)
Total realized gains (losses) on investments	4,737,378	6,025	1,414,233	2,947,066
Change in net unrealized appreciation (depreciation)
of investments	8,206,537	101,266	4,462,163	3,529,025
Net gains (losses) on investments	11,881,456	98,464	5,589,718	6,077,995
Net increase (decrease) in net assets resulting from operations	11,881,456	98,464	5,589,718	6,077,995
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	5,510,921	366,153	3,027,969	3,556,516
Administration charges	(106,470)	(1,266)	(18,793)	(11,638)
Contingent sales charges	(42,393)	(163)	(9,702)	(18,918)
Contract terminations	(12,189,630)	(55,799)	(1,227,767)	(2,394,010)
Death benefit payments	(616,602)	—	(38,345)	(65,568)
Flexible withdrawal option payments	(1,512,201)	(17,484)	(202,518)	(271,615)
Transfers to other contracts	(6,932,169)	(246,915)	(1,999,392)	(3,483,627)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(15,888,544)	44,526	(468,548)	(2,688,860)
Total increase (decrease)	(4,007,088)	142,990	5,121,170	3,389,135
Net assets as of December 31, 2017	112,085,132	1,013,662	21,628,237	28,306,947

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,140,623)	(12,575)	(341,594)	(413,796)
Total realized gains (losses) on investments	9,745,347	110,830	3,202,377	3,225,538
Change in net unrealized appreciation (depreciation)
of investments	(19,692,302)	(307,735)	(2,838,061)	(2,779,049)
Net gains (losses) on investments	(11,087,578)	(209,480)	22,722	32,693
Net increase (decrease) in net assets resulting from operations	(11,087,578)	(209,480)	22,722	32,693
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	5,763,689	757,553	4,530,216	3,041,982
Administration charges	(112,344)	(2,935)	(21,089)	(12,909)
Contingent sales charges	(31,560)	(147)	(13,108)	(19,150)
Contract terminations	(10,348,221)	(38,676)	(1,889,447)	(2,760,346)
Death benefit payments	(734,469)	—	(153,394)	(128,291)
Flexible withdrawal option payments	(1,517,808)	(18,943)	(228,100)	(279,887)
Transfers to other contracts	(7,136,275)	(208,655)	(2,929,579)	(3,101,664)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(14,116,988)	488,197	(704,501)	(3,260,265)
Total increase (decrease)	(25,204,566)	278,717	(681,779)	(3,227,572)
Net assets as of December 31, 2018	$86,880,566	$1,292,379	$20,946,458	$25,079,375

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Templeton Global Bond VIP Class 4 Division	Templeton Growth VIP Class 2 Division	The Merger Fund Division	TOPS Aggressive Growth ETF Portfolio Investor Class Division (1)

Net assets as of January 1, 2017	$1,185,140	$853,557	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20,464)	6,783	(29)	—
Total realized gains (losses) on investments	(3,741)	17,515	—	—
Change in net unrealized appreciation (depreciation)
of investments	16,653	117,643	28	—
Net gains (losses) on investments	(7,552)	141,941	(1)	—
Net increase (decrease) in net assets resulting from operations	(7,552)	141,941	(1)	—
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,018,206	6,737	6,000	—
Administration charges	(885)	—	—	—
Contingent sales charges	(168)	(97)	—	—
Contract terminations	(42,932)	(96,379)	—	—
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(10,804)	(8,038)	—	—
Transfers to other contracts	(114,625)	(7,081)	—	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	848,792	(104,858)	6,000	—
Total increase (decrease)	841,240	37,083	5,999	—
Net assets as of December 31, 2017	2,026,380	890,640	5,999	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(28,724)	9,783	238	54
Total realized gains (losses) on investments	2,201	76,460	2,026	311
Change in net unrealized appreciation (depreciation)
of investments	35,555	(222,995)	3,223	(2,425)
Net gains (losses) on investments	9,032	(136,752)	5,487	(2,060)
Net increase (decrease) in net assets resulting from operations	9,032	(136,752)	5,487	(2,060)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,819,252	12,661	168,653	21,774
Administration charges	(2,746)	—	(305)	(13)
Contingent sales charges	(517)	(1)	—	—
Contract terminations	(124,566)	(15,060)	—	—
Death benefit payments	—	(4,504)	—	—
Flexible withdrawal option payments	(23,698)	(9,138)	(160)	—
Transfers to other contracts	(197,783)	(1,222)	(135)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,469,942	(17,264)	168,053	21,761
Total increase (decrease)	2,478,974	(154,016)	173,540	19,701
Net assets as of December 31, 2018	$4,505,354	$736,624	$179,539	$19,701

(1) Commenced operations June 11, 2018.
See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	TOPS Balanced ETF Portfolio Investor Class Division (1)	TOPS Conservative ETF Portfolio Investor Class Division (1)	TOPS Growth ETF Portfolio Investor Class Division (1)	TOPS Moderate Growth ETF Portfolio Investor Class Division (1)

Net assets as of January 1, 2017	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Total realized gains (losses) on investments	—	—	—	—
Change in net unrealized appreciation (depreciation)
of investments	—	—	—	—
Net gains (losses) on investments	—	—	—	—
Net increase (decrease) in net assets resulting from operations	—	—	—	—
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	—	—	—	—
Administration charges	—	—	—	—
Contingent sales charges	—	—	—	—
Contract terminations	—	—	—	—
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	—	—	—	—
Transfers to other contracts	—	—	—	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	—	—	—	—
Total increase (decrease)	—	—	—	—
Net assets as of December 31, 2017	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	245	—	31	(15)
Total realized gains (losses) on investments	471	—	(246)	—
Change in net unrealized appreciation (depreciation)
of investments	(2,641)	—	(121)	(263)
Net gains (losses) on investments	(1,925)	—	(336)	(278)
Net increase (decrease) in net assets resulting from operations	(1,925)	—	(336)	(278)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	28,260	—	42,867	11,418
Administration charges	—	—	(4)	—
Contingent sales charges	—	—	—	—
Contract terminations	—	—	—	—
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	—	—	—	—
Transfers to other contracts	(78)	—	(8,728)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	28,182	—	34,135	11,418
Total increase (decrease)	26,257	—	33,799	11,140
Net assets as of December 31, 2018	$26,257	$—	$33,799	$11,140

(1) Commenced operations June 11, 2018.
See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

VanEck Global Hard Assets Class S Division

Net assets as of January 1, 2017	$8,016,516

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(89,672)
Total realized gains (losses) on investments	(676,405)
Change in net unrealized appreciation (depreciation)
of investments	441,557
Net gains (losses) on investments	(324,520)
Net increase (decrease) in net assets resulting from operations	(324,520)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,072,954
Administration charges	(684)
Contingent sales charges	(3,339)
Contract terminations	(483,605)
Death benefit payments	(8,205)
Flexible withdrawal option payments	(43,897)
Transfers to other contracts	(2,387,285)
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	(1,854,061)
Total increase (decrease)	(2,178,581)
Net assets as of December 31, 2017	5,837,935

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(74,948)
Total realized gains (losses) on investments	(314,443)
Change in net unrealized appreciation (depreciation)
of investments	(1,227,029)
Net gains (losses) on investments	(1,616,420)
Net increase (decrease) in net assets resulting from operations	(1,616,420)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	822,000
Administration charges	(865)
Contingent sales charges	(2,973)
Contract terminations	(485,054)
Death benefit payments	(76,148)
Flexible withdrawal option payments	(37,430)
Transfers to other contracts	(545,173)
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	(325,643)
Total increase (decrease)	(1,942,063)
Net assets as of December 31, 2018	$3,895,872

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2018, contractholder investment options included the following diversified open–end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Core Plus Bond Account
Diversified Balanced Account (10)
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
Income Account (6)
International Emerging Markets Account
LargeCap Growth Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
MidCap Account
Multi-Asset Income Account (8)
Principal Capital Appreciation Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account
Strategic Asset Management (“SAM”) Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
Principal Variable Contracts Funds, Inc. – Class 2: (1)
Core Plus Bond Account (6)
Diversified Balanced Account
Diversified Balanced Managed Volatility Account
Diversified Balanced Volatility Control Account (9)
Diversified Growth Account
Diversified Growth Managed Volatility Account
Diversified Growth Volatility Control Account (9)
Diversified Income Account
Diversified International Account (4)
Equity Income Account (4)
Government & High Quality Bond Account (4)
Income Account (6)
International Emerging Markets Account (6)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

LargeCap Growth Account (4)
LargeCap Growth Account I (6)
LargeCap S&P 500 Index Account (6)
Multi-Asset Income Account (8)
Principal Capital Appreciation Account (4)
Principal LifeTime 2020 Account (6)
Principal LifeTime 2030 Account (6)
Principal LifeTime 2040 Account (6)
Principal LifeTime 2050 Account (6)
Real Estate Securities Account (4)
Short-Term Income Account (4)
SmallCap Account (5)
SAM Portfolios:
Balanced Portfolio (4)
Conservative Balanced Portfolio (4)
Conservative Growth Portfolio (4)
Flexible Income Portfolio (4)
Strategic Growth Portfolio (4)
AllianceBernstein Variable Product Series Fund, Inc.:
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A
Alps/Red Rocks Listed Private Equity – Class III (6)
American Century Investments®:
VP Capital Appreciation Fund – Class I (2)
VP Income & Growth Fund – Class I
VP Inflation Protection Fund – Class II
VP Mid Cap Value Fund – Class II
VP Ultra® Fund – Class I
VP Ultra® Fund – Class II
VP Value Fund – Class II
American Funds Insurance Series:
Asset Allocation Fund – Class 2 (8)
Asset Allocation Fund – Class 4 (6)
Blue Chip Income and Growth Fund – Class 2 (8)
Blue Chip Income and Growth Fund – Class 4 (4)
Global Small Capitalization Fund – Class 2 (3)
Global Small Capitalization Fund – Class 4 (4)
High-Income Bond Fund – Class 2 (3)
Managed Risk Asset Allocation Fund – Class P2 (4)
Managed Risk Growth Fund – Class P2 (4)
Managed Risk International Fund – Class P2 (4)
New World Fund – Class 2 (3)
New World Fund – Class 4 (4)
BlackRock Variable Insurance Funds:
Advantage U.S Total Market V.I. Fund – Class III (6)
Global Allocation V.I. Fund – Class III (6)
iShares Dynamic Allocation V.I. – Class III (6)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

Calvert VP Portfolio:
EAFE International Index – Class F (4)
Investment Grade Bond – Class F (11)
Russell 2000 Small Cap Index – Class F (4)
S&P MidCap 400 Index – Class F (4)
ClearBridge Variable Small Cap Growth Portfolio – Class II (6)
Columbia Variable Portfolio:
Limited Duration Credit – Class 2 (6)
Small Cap Value – Class 2 (6)
Delaware VIP® Trust Series:
Limited Term Diversified Income – Service Class (6)
Small Cap Value – Service Class
Dreyfus Investment Portfolios:
MidCap Stock Portfolio – Service Shares (6)
Technology Growth Portfolio – Service Shares
DWS Variable Series II:
Alternative Asset Allocation VIP – Class B (4) (12)
Equity 500 Index VIP – Class B2 (4) (13)
Small Mid Cap Value VIP – Class B (14)
Fidelity® Variable Insurance Products:
Contrafund® Portfolio – Service Class
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Government Money Market Portfolio – Initial Class (7)
Government Money Market Portfolio – Service Class 2 (7)
Growth Portfolio – Service Class
Growth Portfolio – Service Class 2
Mid Cap Portfolio – Service Class (3)
Mid Cap Portfolio – Service Class 2
Overseas Portfolio – Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund – Class 2 (4)
Franklin Income VIP – Class 4 (11)
Franklin Rising Dividends VIP Fund – Class 4 (4)
Franklin Small Cap Value VIP Fund – Class 2
Templeton Global Bond VIP Fund – Class 4 (4)
Templeton Growth VIP Fund – Class 2
Goldman Sachs Variable Insurance Trust:
Mid Cap Value Fund – Institutional Shares
Mid Cap Value Fund – Service Shares (4)
Multi-Strategy Alternatives Portfolio – Service Shares (6)
Small Cap Equity Insights Fund – Institutional Shares
Small Cap Equity Insights Fund – Service Shares (4)
Guggenheim Investments Variable Insurance Funds:
Floating Rate Strategies – Series F (4)
Global Managed Futures Strategy Fund (4)
Long Short Equity Fund (4)
Multi-Hedge Strategies Fund (4)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

Invesco V.I. Fund:
American Franchise Fund – Series I Shares
Balanced-Risk Allocation Fund – Series II Shares (4)
Core Equity Fund – Series I Shares
Health Care Fund – Series I Shares (15)
Health Care Fund – Series II Shares (4) (16)
International Growth Fund – Series I Shares
International Growth Fund – Series II Shares (4)
Mid Cap Growth Fund – Series I Shares
Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Value Opportunities Fund – Series I Shares
Janus Henderson Series:
Enterprise Portfolio – Service Shares
Flexible Bond Portfolio – Service Shares (4)
MFS®:
International Value Portfolio – Service Class (4)
New Discovery Portfolio – Service Class
Utilities Series – Service Class
Value Series – Service Class
Neuberger Berman Advisors Management Trust:
Large Cap Value Portfolio – Class I
Mid Cap Growth Portfolio – Class S (6)
Sustainable Equity Portfolio – Class I (17)
Sustainable Equity Portfolio – Class S (11)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
PIMCO Variable Insurance Trust:
All Asset Portfolio – Administrative Class
All Asset Portfolio – Advisor Class (6)
Commodity Real Return Strategy Portfolio – Class M (6)
High Yield Portfolio – Administrative Class
Low Duration Portfolio – Advisor Class (6)
Total Return Portfolio – Administrative Class
Rydex V.I. Fund:
Basic Materials Fund (6)
Commodities Strategy Fund (4)
NASDAQ 100 Fund (4)
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio – II
Health Sciences Portfolio – II
The Merger Fund VL (6)
TOPS Managed Risk Series:
Aggressive Growth ETF Portfolio Investor Class (11)
Balanced ETF Portfolio Investor Class (11)
Conservative ETF Portfolio Investor Class (11)
Growth ETF Portfolio Investor Class (11)
Moderate Growth ETF Portfolio Investor Class (11)
VanEck VIP Global Hard Assets Fund – Class S Shares

(1)    Organized by Principal Life.

(2)	Commencement of operations, April 24, 2014.

(3)	Commencement of operations, May 17, 2014.

(4)	Commencement of operations, November 10, 2014.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

(5)	Commencement of operations, April 17, 2015.

(6)	Commencement of operations, May 18, 2015.

(7)	Commencement of operations, February 8, 2016.

(8)	Commencement of operations, May 23, 2016.

(9)	Commencement of operations, April 6, 2017.

(10)	Commencement of operations, May 26, 2017.

(11)	Commencement of operations, June 11, 2018.
(12) Represented the operations of Deutsche Alternative Asset Allocation Class B Division until October 13, 2018.
(13) Represented the operations of Deutsche Equity 500 Index Class B2 Division until October 13, 2018.
(14) Represented the operations of Deutsche Small Mid Cap Value Class B Division until October 13, 2018.
(15) Represented the operations of Invesco Global Health Care Series I Division until June 9, 2018.
(16) Represented the operations of Invesco Global Health Care Series II Division until June 9, 2018.
(17) Represented the operations of Neuberger Berman AMT Socially Responsive Class I Division until June 9, 2018.

Commencement of operations date is the date the division became available to contractholders.

During 2018, the following divisions were liquidated and subsequently reinvested:

Date	Liquidation Division	Reinvested Division	Transferred Assets
August 18, 2018	BlackRock iShares Alternative Strategies Class III	Fidelity VIP Government Money Market Initial Class	$619,125
August 18, 2018	BlackRock iShares Alternative Strategies Class III	Fidelity VIP Government Money Market Service Class 2	212,414
March 16, 2018	BlackRock iShares Dynamic Fixed Income Class III	Fidelity VIP Government Money Market Initial Class	654,649
March 16, 2018	BlackRock iShares Dynamic Fixed Income Class III	Fidelity VIP Government Money Market Service Class 2	71,068
March 16, 2018	BlackRock iShares Equity Appreciation Class III	Fidelity VIP Government Money Market Initial Class	817,330
March 16, 2018	BlackRock iShares Equity Appreciation Class III	Fidelity VIP Government Money Market Service Class 2	60,237
October 13, 2018	LargeCap Value Class 1	Equity Income Class 1	69,620,117
October 13, 2018	LargeCap Value Class 2	Equity Income Class 2	728,141

The assets of Separate Account B are owned by Principal Life. The assets of Separate Account B support the following variable annuity contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life:

•	Bankers Flexible Annuity;

•	Pension Builder Plus;

•	Pension Builder Plus-Rollover IRA;

•	Personal Variable;

•	Premier Variable;

•	Principal® Freedom Variable Annuity;

•	Principal® Freedom Variable Annuity 2;

•	Principal® Investment Plus Variable Annuity;

•	Principal® Investment Plus Variable Annuity with Premium Payment Credit Rider;

•	Principal® Lifetime Income Solutions;

•	Principal® Lifetime Income Solutions II;

•	Principal® Pivot Series Variable Annuity;

•	Principal® Pivot Series Variable Annuity with Liquidity Max Rider;

•	Principal® Pivot Series Variable Annuity v2;

•	Principal® Pivot Series Variable Annuity v3;

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

•	The Principal® Variable Annuity and

•	The Principal® Variable Annuity with Purchase Payment Credit Rider.

Principal Life no longer accepts contributions for Bankers Flexible Annuity contracts, Pension Builder Plus contracts and Pension Builder Plus-Rollover IRA contracts. Contractholders are given the option of withdrawing their funds or transferring to another contract at any time. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2018. Net realized capital gains and losses on sales of investments are determined on the basis of specific identification under the first-in, first-out method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant’s account is deducted as compensation for administrative expenses. This charge is collected by redeeming units of the separate account.

Pension Builder Plus and Pension Builder Plus – Rollover IRA contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1.00% for a Rollover IRA) of the asset value of each contract. A contingent sales charge of up to 7.00% may be deducted from withdrawals made during the first ten years of a contract, except for withdrawals related to death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon the number of participants under the retirement plan and their participant investment account values.

Personal Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. An annual administration charge of $34 (increases to $37 if the benefit plan reports are distributed directly to the homes of plan participants) for each participant’s account plus 0.35% of the annual average balance of investment account values that correlate to a plan participant will be deducted on a quarterly basis.

Premier Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. The amount varies by Plan document and contract account balance. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. No contingent sales charges were provided for in these contracts.

Principal® Freedom Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees it will not exceed 1.25% per year. A surrender charge up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

Principal® Freedom Variable Annuity 2 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.95% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees it will not exceed 1.25% per year. A surrender charge up to 3.00% may be deducted from the withdrawals made during the first three years of a contract, except for death, annuitization, permanent disability, confinement in a health facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

Principal® Investment Plus Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional premium payment credit rider, which charges an annual rate of 0.60%. For electing participants, the rider is deducted from the daily unit value. For contracts with the premium payment credit rider, the maximum surrender charge is 8.00% from withdrawals made during the first eight years.

Principal® Lifetime Income Solutions – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administration fee of up to 0.15% of the average daily net asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal® Lifetime Income Solutions II – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administration fee of up to 0.15% of the average daily net asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal® Pivot Series Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.00% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional liquidity max rider, which charges an annual rate of 0.25%. For electing participants, the rider is deducted from the daily unit value.

Principal® Pivot Series Variable Annuity v2 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal® Pivot Series Variable Annuity v3 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.60% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

The Principal® Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.05% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional purchase payment credit rider, which charges an annual rate of 0.60%. For electing participants, the rider is deducted from the daily unit value. For contracts with the purchase payment credit rider, the maximum surrender charge is 8.00% from withdrawals made during the first eight years.

During the year ended December 31, 2018, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC (“Manager”) (wholly owned by Principal Financial Services, Inc.) in its capacity as advisor to Principal Variable Contracts Funds, Inc. A portion of the management fee is paid by the Manager to the sub-advisor of each of the divisions, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The Principal LifeTime Accounts do not pay investment advisory and management fees.

The annual rates used in this calculation for each of the other divisions are shown in the following tables:

	Net Assets of Accounts
	(in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond Account	0.50%	0.45%	0.40%	0.35%	0.30%
Equity Income Account	0.60	0.55	0.50	0.45	0.40
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Account	0.65	0.60	0.55	0.50	0.45
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Account	0.85	0.80	0.75	0.70	0.65

	Net Assets of Accounts
	(in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05

	Net Assets of Accounts
	First $500 million	Next $500 million	Next $1 billion	Next $1 billion	Over $3 billion
LargeCap Growth Account	0.68%	0.63%	0.61%	0.56%	0.51%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	Net Assets of Accounts
	(in millions)
	First $200	Next $300	Over $500
Short-Term Income Account	0.50%	0.45%	0.40%

	Net Assets of Accounts
	(in millions)
	First $500	Over $500
Principal Capital Appreciation Account	0.625%	0.500%

	Net Assets of Accounts
	(in millions)
	First $2,000	Over $2,000
Government & High Quality Bond Account	0.50%	0.45%
Income Account	0.50	0.45

All Net Assets
Diversified Balanced Account	0.05%
Diversified Balanced Managed Volatility Account	0.05
Diversified Balanced Volatility Control Account	0.12
Diversified Growth Account	0.05
Diversified Growth Managed Volatility Account	0.05
Diversified Growth Volatility Control Account	0.12
Diversified Income Account	0.05
LargeCap S&P 500 Index Account	0.25
Multi-Asset Income Account	0.03

The Manager has contractually agreed to limit the expenses (including acquired fund fees and expenses, but excluding interest expense, expenses related to fund investments, and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits, were as follows:

	From January 1, 2018 through December 31, 2018
	Class 1	Class 2	Expiration
SAM Balanced Portfolio	0.86%	1.11%	April 30, 2019
SAM Conservative Balanced Portfolio	0.84	1.09	April 30, 2019
SAM Conservative Growth Portfolio	0.99	1.24	April 30, 2019
SAM Strategic Growth Portfolio	0.99	1.24	April 30, 2019

The Manager has contractually agreed to limit certain of the Separate Account’s management and investment advisory fees. The expense limit will reduce the Separate Account’s management and investment advisory fees by the following amounts:

	All Classes	Expiration
LargeCap Growth Account I	0.016%	April 30, 2019

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

The Manager has contractually agreed to limit the expenses (excluding interest expense, expense related to fund investments, acquired fund fees and expenses and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits were as follows:

	From January 1, 2018 through December 31, 2018
	Class 1	Class 2	Expiration
Diversified Balanced Managed Volatility Account	N/A	0.31%	April 30, 2019
Diversified Balanced Volatility Control Account	N/A	0.39	April 30, 2019
Diversified Growth Managed Volatility Account	N/A	0.31	April 30, 2019
Diversified Growth Volatility Control Account	N/A	0.39	April 30, 2019
International Emerging Markets Account	1.35%	1.60	April 30, 2019
Multi-Asset Income Account	0.08	0.33	April 30, 2019

The Manager has contractually agreed to reduce the Short-Term Income Account’s expenses by 0.01% through the period ended April 30, 2019.

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the Separate Accounts incur in connection with investments they make and acquired fund fees and expenses) attributable to Class 2 shares of certain of the Separate Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits were as follows:

Expense Limit
Class 2
Diversified Balanced Account	0.31%
Diversified Growth Account	0.31
Diversified Income Account	0.31

3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2018:

	2018
Division	Purchases	Sales

AllianceBernstein Small Cap Growth Class A	$1,306,130	$1,331,667

AllianceBernstein Small/Mid Cap Value Class A	$1,037,355	$878,608

Alps/Red Rocks Listed Private Equity Class III	$169,347	$18,401

American Century VP Capital Appreciation Class I	$131,675	$515,732

American Century VP Income & Growth Class I	$1,172,479	$1,562,638

American Century VP Inflation Protection Class II	$5,659,122	$11,564,901

American Century VP Mid Cap Value Class II	$1,740,458	$2,147,206

American Century VP Ultra Class I	$740,300	$726,620

American Century VP Ultra Class II	$6,590,738	$11,314,767

American Century VP Value Class II	$980,608	$2,745,345

American Funds Insurance Series Asset Allocation Fund Class 2	$1,336,925	$444,904

American Funds Insurance Series Asset Allocation Fund Class 4	$2,316,003	$97,117

American Funds Insurance Series Blue Chip Income and Growth Class 2	$1,267,643	$845,808

American Funds Insurance Series Blue Chip Income and Growth Class 4	$2,565,273	$510,302

American Funds Insurance Series Global Small Capitalization Fund Class 2	$611,053	$278,498

American Funds Insurance Series Global Small Capitalization Fund Class 4	$706,359	$251,010

American Funds Insurance Series High-Income Bond Class 2	$213,668	$352,676

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	$491,618	$83,787

American Funds Insurance Series Managed Risk Growth Fund Class P2	$1,060,507	$84,367

American Funds Insurance Series Managed Risk International Fund Class P2	$50,200	$16,023

American Funds Insurance Series New World Fund Class 2	$847,438	$938,222

American Funds Insurance Series New World Fund Class 4	$664,667	$85,497

BlackRock Advantage U.S. Total Market Class III	$899,459	$23,493

BlackRock Global Allocation Class III	$768,081	$198,888

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	2018
Division	Purchases	Sales

BlackRock iShares Dynamic Allocation Class III	$349,194	$19,089

Calvert EAFE International Index Class F	$614,169	$73,926

Calvert Investment Grade Bond Portfolio Class F	$167,588	$1,141

Calvert Russell 2000 Small Cap Index Class F	$1,320,643	$302,760

Calvert S&P MidCap 400 Index Class F	$1,282,888	$270,843

ClearBridge Small Cap Growth Class II	$1,027,329	$80,004

Columbia Limited Duration Credit Class 2	$55,329	$69,866

Columbia Small Cap Value Class 2	$349,225	$47,946

Core Plus Bond Class 1	$14,237,092	$30,185,773

Core Plus Bond Class 2	$483,822	$277,270

Delaware Limited Term Diversified Income Service Class	$129,895	$50,516

Delaware Small Cap Value Service Class	$784,177	$674,632

Diversified Balanced Class 1	$1,778,845	$4,344,338

Diversified Balanced Class 2	$102,256,918	$192,085,467

Diversified Balanced Managed Volatility Class 2	$20,278,502	$26,149,237

Diversified Balanced Volatility Control Class 2	$38,133,895	$4,754,015

Diversified Growth Class 2	$338,758,014	$500,095,889

Diversified Growth Managed Volatility Class 2	$45,313,965	$44,111,105

Diversified Growth Volatility Control Class 2	$252,804,079	$18,230,765

Diversified Income Class 2	$65,543,195	$79,568,972

Diversified International Class 1	$10,380,735	$22,594,182

Diversified International Class 2	$708,408	$46,092

Dreyfus IP MidCap Stock Service Shares	$387,786	$13,917

Dreyfus IP Technology Growth Service Shares	$2,454,040	$3,544,771

DWS Alternative Asset Allocation Class B	$9,939	$8,412

DWS Equity 500 Index Class B2	$874,580	$244,507

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	2018
Division	Purchases	Sales
DWS Small Mid Cap Value Class B	$480,737	$183,676

Equity Income Class 1	$92,690,155	$48,718,019

Equity Income Class 2	$2,727,260	$406,190

Fidelity VIP Contrafund Service Class	$4,593,337	$7,764,300

Fidelity VIP Contrafund Service Class 2	$10,361,161	$11,358,990

Fidelity VIP Equity-Income Service Class 2	$3,109,469	$4,963,182

Fidelity VIP Government Money Market Initial Class	$22,649,506	$16,049,817

Fidelity VIP Government Money Market Service Class 2	$15,498,289	$10,943,212

Fidelity VIP Growth Service Class	$2,995,805	$2,921,239

Fidelity VIP Growth Service Class 2	$2,523,341	$2,135,950

Fidelity VIP Mid Cap Service Class	$58,358	$615,994

Fidelity VIP Mid Cap Service Class 2	$6,276,247	$4,356,535

Fidelity VIP Overseas Service Class 2	$3,405,277	$5,265,533

Franklin Global Real Estate VIP Class 2	$244,874	$97,403

Franklin Income VIP Class 4	$89,411	$170

Franklin Rising Dividends VIP Class 4	$631,944	$286,767

Franklin Small Cap Value VIP Class 2	$1,006,768	$1,020,124

Goldman Sachs VIT Mid Cap Value Institutional Shares	$1,956,451	$1,927,371

Goldman Sachs VIT Mid Cap Value Service Shares	$341,177	$67,190

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares	$49,579	$1,089

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	$1,570,814	$1,196,717

Goldman Sachs VIT Small Cap Equity Insights Service Shares	$260,955	$15,893

Government & High Quality Bond Class 1	$10,309,314	$22,002,910

Government & High Quality Bond Class 2	$658,010	$200,488

Guggenheim Floating Rate Strategies Series F	$2,554,741	$810,191

Guggenheim Investments Global Managed Futures Strategy	$96,900	$14,483

Guggenheim Investments Long Short Equity	$129,554	$22,184

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	2018
Division	Purchases	Sales

Guggenheim Investments Multi-Hedge Strategies	$131,013	$100,116

Income Class 1	$1,868,887	$1,703,308

Income Class 2	$977,251	$385,298

International Emerging Markets Class 1	$7,411,123	$14,313,610

International Emerging Markets Class 2	$1,311,924	$293,395

Invesco American Franchise Series I	$411,559	$659,754

Invesco Balanced-Risk Allocation Series II	$105,832	$5,921

Invesco Core Equity Series I	$1,418,231	$3,270,319

Invesco Health Care Series I	$1,386,595	$1,557,203

Invesco Health Care Series II	$786,952	$333,669

Invesco International Growth Series I	$932,271	$2,404,387

Invesco International Growth Series II	$399,125	$45,487

Invesco Mid Cap Growth Series I	$327,134	$308,188

Invesco Small Cap Equity Series I	$925,933	$1,810,804

Invesco Technology Series I	$629,393	$1,177,736

Invesco Value Opportunities Series I	$715,055	$1,127,554

Janus Henderson Enterprise Service Shares	$1,040,458	$1,759,306

Janus Henderson Flexible Bond Service Shares	$584,602	$814,899

LargeCap Growth Class 1	$6,866,879	$9,719,700

LargeCap Growth Class 2	$1,343,170	$161,207

LargeCap Growth I Class 1	$14,471,776	$20,332,414

LargeCap Growth I Class 2	$3,101,541	$262,475

LargeCap S&P 500 Index Class 1	$13,910,291	$20,546,018

LargeCap S&P 500 Index Class 2	$5,051,784	$380,157

MFS International Value Service Class	$2,156,288	$2,322,553

MFS New Discovery Service Class	$2,103,246	$598,555

MFS Utilities Service Class	$1,685,651	$2,495,957

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	2018
Division	Purchases	Sales

MFS Value Service Class	$1,007,132	$1,587,076

MidCap Class 1	$54,434,881	$60,546,019

Multi-Asset Income Class 1	$46,359	$7,857

Multi-Asset Income Class 2	$34,432	$1,249

Neuberger Berman AMT Large Cap Value Class I	$654,538	$878,540

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	$981,340	$706,410

Neuberger Berman AMT Sustainable Equity Class I	$532,707	$1,326,395

Neuberger Berman AMT Sustainable Equity Class S	$10,979	$8,870

Oppenheimer Main Street Small Cap Service Shares	$155,616	$248,429

PIMCO All Asset Administrative Class	$451,516	$1,124,683

PIMCO All Asset Advisor Class	$19,474	$8,121

PIMCO Commodity Real Return Strategy M Class	$38,666	$1,432

PIMCO High Yield Administrative Class	$3,436,149	$5,734,645

PIMCO Low Duration Advisor Class	$1,193,346	$548,913

PIMCO Total Return Administrative Class	$3,773,226	$7,133,745

Principal Capital Appreciation Class 1	$11,267,743	$23,215,875

Principal Capital Appreciation Class 2	$1,678,506	$279,152

Principal LifeTime 2010 Class 1	$1,736,663	$6,654,099

Principal LifeTime 2020 Class 1	$8,149,097	$20,084,169

Principal LifeTime 2020 Class 2	$929,824	$127,099

Principal LifeTime 2030 Class 1	$6,608,451	$13,070,492

Principal LifeTime 2030 Class 2	$1,317,254	$141,911

Principal LifeTime 2040 Class 1	$1,307,385	$1,603,225

Principal LifeTime 2040 Class 2	$609,389	$224,244

Principal LifeTime 2050 Class 1	$1,481,491	$1,412,632

Principal LifeTime 2050 Class 2	$344,604	$45,665

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	2018
Division	Purchases	Sales
Principal LifeTime Strategic Income Class 1	$1,057,868	$4,004,040

Real Estate Securities Class 1	$10,615,273	$14,782,042

Real Estate Securities Class 2	$1,532,373	$359,215

Rydex Basic Materials	$174,609	$11,659

Rydex Commodities Strategy	$325,335	$74,469

Rydex NASDAQ 100	$1,030,625	$402,584

SAM Balanced Portfolio Class 1	$57,838,116	$99,940,137

SAM Balanced Portfolio Class 2	$6,912,246	$1,163,413

SAM Conservative Balanced Portfolio Class 1	$13,762,495	$27,298,474

SAM Conservative Balanced Portfolio Class 2	$2,567,602	$1,123,563

SAM Conservative Growth Portfolio Class 1	$18,106,490	$25,611,491

SAM Conservative Growth Portfolio Class 2	$4,504,942	$651,317

SAM Flexible Income Portfolio Class 1	$16,620,285	$37,652,800

SAM Flexible Income Portfolio Class 2	$8,275,779	$2,870,271

SAM Strategic Growth Portfolio Class 1	$8,027,364	$14,098,521

SAM Strategic Growth Portfolio Class 2	$2,396,547	$389,546

Short-Term Income Class 1	$13,461,641	$26,121,945

Short-Term Income Class 2	$2,804,182	$785,855

SmallCap Class 1	$12,802,863	$21,343,972

SmallCap Class 2	$844,221	$283,092

T. Rowe Price Blue Chip Growth Portfolio II	$5,244,225	$5,576,311

T. Rowe Price Health Sciences Portfolio II	$4,566,321	$6,716,043

Templeton Global Bond VIP Class 4	$2,819,252	$378,033

Templeton Growth VIP Class 2	$102,459	$37,295

The Merger Fund	$171,835	$1,585

TOPS Aggressive Growth ETF Portfolio Investor Class	$22,176	$44

TOPS Balanced ETF Portfolio Investor Class	$29,060	$149

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	2018
Division	Purchases	Sales
TOPS Conservative ETF Portfolio Investor Class	$—	$—

TOPS Growth ETF Portfolio Investor Class	$43,039	$8,741

TOPS Moderate Growth ETF Portfolio Investor Class	$11,418	$15

VanEck Global Hard Assets Class S	$822,000	$1,222,592

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2018			2017
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

AllianceBernstein Small Cap Growth Class A	27,727	33,601	(5,874)	8,090	26,022	(17,932)

AllianceBernstein Small/Mid Cap Value Class A	38,534	54,586	(16,052)	130,258	87,939	42,319

Alps/Red Rocks Listed Private Equity Class III	15,965	1,634	14,331	8,038	1,461	6,577

American Century VP Capital Appreciation Class I	9,115	36,957	(27,842)	29,308	66,232	(36,924)

American Century VP Income & Growth Class I	7,302	63,857	(56,555)	15,496	101,153	(85,657)

American Century VP Inflation Protection Class II	354,281	854,691	(500,410)	470,731	753,224	(282,493)

American Century VP Mid Cap Value Class II	43,799	84,707	(40,908)	67,793	88,495	(20,702)

American Century VP Ultra Class I	14,618	27,962	(13,344)	12,818	23,101	(10,283)

American Century VP Ultra Class II	121,904	389,622	(267,718)	54,487	388,942	(334,455)

American Century VP Value Class II	49,790	104,982	(55,192)	53,733	97,731	(43,998)

American Funds Insurance Series Asset Allocation Fund Class 2	99,215	34,950	64,265	78,815	11,403	67,412

American Funds Insurance Series Asset Allocation Fund Class 4	196,917	5,781	191,136	140,157	35,014	105,143

American Funds Insurance Series Blue Chip Income and Growth Class 2	75,243	62,571	12,672	152,791	70,280	82,511

American Funds Insurance Series Blue Chip Income and Growth Class 4	214,908	41,342	173,566	85,087	9,433	75,654

American Funds Insurance Series Global Small Capitalization Fund Class 2	48,592	22,228	26,364	17,391	18,125	(734)

American Funds Insurance Series Global Small Capitalization Fund Class 4	63,800	23,377	40,423	19,831	3,301	16,530

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	2018			2017
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
American Funds Insurance Series High-Income Bond Class 2	12,414	30,738	(18,324)	61,936	57,682	4,254

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	41,912	6,413	35,499	47,546	3,419	44,127

American Funds Insurance Series Managed Risk Growth Fund Class P2	90,324	6,006	84,318	40,380	1,132	39,248

American Funds Insurance Series Managed Risk International Fund Class P2	4,164	1,426	2,738	6,123	418	5,705

American Funds Insurance Series New World Fund Class 2	69,274	83,542	(14,268)	48,098	30,010	18,088

American Funds Insurance Series New World Fund Class 4	62,016	6,812	55,204	30,253	5,815	24,438

BlackRock Advantage U.S. Total Market Class III	67,249	1,522	65,727	12,516	2,557	9,959

BlackRock Global Allocation Class III	65,907	17,748	48,159	21,262	7,222	14,040

BlackRock iShares Dynamic Allocation Class III	31,619	1,314	30,305	13,385	62	13,323

Calvert EAFE International Index Class F	61,633	6,657	54,976	7,803	134	7,669

Calvert Investment Grade Bond Portfolio Class F	16,274	78	16,196	—	—	—

Calvert Russell 2000 Small Cap Index Class F	114,434	25,804	88,630	57,242	4,512	52,730

Calvert S&P MidCap 400 Index Class F	102,055	21,207	80,848	111,676	13,824	97,852

ClearBridge Small Cap Growth Class II	76,198	5,479	70,719	30,202	233	29,969

Columbia Limited Duration Credit Class 2	5,312	6,833	(1,521)	12,628	10,418	2,210

Columbia Small Cap Value Class 2	23,883	3,234	20,649	22,072	4,085	17,987

Core Plus Bond Class 1	539,428	1,495,185	(955,757)	782,095	1,115,469	(333,374)

Core Plus Bond Class 2	45,350	26,800	18,550	42,452	6,973	35,479

Delaware Limited Term Diversified Income Service Class	12,357	4,706	7,651	17,689	81,438	(63,749)

Delaware Small Cap Value Service Class	37,484	42,928	(5,444)	76,924	60,580	16,344

Diversified Balanced Class 1	73,569	382,976	(309,407)	2,786,389	207,848	2,578,541

Diversified Balanced Class 2	4,073,739	10,983,563	(6,909,824)	4,386,328	9,056,102	(4,669,774)

Diversified Balanced Managed Volatility Class 2	1,082,294	1,983,481	(901,187)	1,525,101	1,790,536	(265,435)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	2018			2017
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
Diversified Balanced Volatility Control Class 2	3,547,673	380,896	3,166,777	3,440,732	35,814	3,404,918

Diversified Growth Class 2	12,603,978	24,837,993	(12,234,015)	14,052,113	18,979,407	(4,927,294)

Diversified Growth Managed Volatility Class 2	2,336,979	3,146,509	(809,530)	3,157,350	2,738,562	418,788

Diversified Growth Volatility Control Class 2	23,077,047	1,318,867	21,758,180	15,973,893	239,033	15,734,860

Diversified Income Class 2	4,880,487	5,938,035	(1,057,548)	5,119,824	5,307,869	(188,045)

Diversified International Class 1	332,062	846,623	(514,561)	257,039	828,721	(571,682)

Diversified International Class 2	61,522	3,363	58,159	48,821	12,390	36,431

Dreyfus IP MidCap Stock Service Shares	32,872	884	31,988	5,087	1,248	3,839

Dreyfus IP Technology Growth Service Shares	50,212	94,945	(44,733)	102,477	67,755	34,722

DWS Alternative Asset Allocation Class B	966	831	135	230	673	(443)

DWS Equity 500 Index Class B2	64,322	17,668	46,654	35,570	15,164	20,406

DWS Small Mid Cap Value Class B	22,800	14,586	8,214	14,201	13,435	766

Equity Income Class 1	5,847,245	2,440,747	3,406,498	361,630	2,407,337	(2,045,707)

Equity Income Class 2	224,975	30,836	194,139	99,843	12,968	86,875

Fidelity VIP Contrafund Service Class	26,038	232,700	(206,662)	39,724	218,292	(178,568)

Fidelity VIP Contrafund Service Class 2	316,744	387,259	(70,515)	227,096	348,457	(121,361)

Fidelity VIP Equity-Income Service Class 2	49,384	215,536	(166,152)	74,239	225,999	(151,760)

Fidelity VIP Government Money Market Initial Class	3,772,185	2,410,438	1,361,747	2,425,452	3,969,390	(1,543,938)

Fidelity VIP Government Money Market Service Class 2	1,551,368	1,093,890	457,478	846,823	927,807	(80,984)

Fidelity VIP Growth Service Class	37,928	123,971	(86,043)	44,750	93,791	(49,041)

Fidelity VIP Growth Service Class 2	28,077	66,183	(38,106)	57,747	65,923	(8,176)

Fidelity VIP Mid Cap Service Class	—	42,102	(42,102)	—	—	—

Fidelity VIP Mid Cap Service Class 2	277,856	145,348	132,508	195,028	110,340	84,688

Fidelity VIP Overseas Service Class 2	189,310	277,867	(88,557)	189,211	433,308	(244,097)

Franklin Global Real Estate VIP Class 2	22,078	8,326	13,752	11,222	6,593	4,629

Franklin Income VIP Class 4	9,212	8	9,204	—	—	—

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	2018			2017
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Franklin Rising Dividends VIP Class 4	48,428	21,970	26,458	43,431	10,889	32,542

Franklin Small Cap Value VIP Class 2	12,826	40,346	(27,520)	37,888	85,046	(47,158)

Goldman Sachs VIT Mid Cap Value Institutional Shares	12,642	65,974	(53,332)	38,957	116,098	(77,141)

Goldman Sachs VIT Mid Cap Value Service Shares	23,800	5,482	18,318	9,962	4,618	5,344

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares	4,867	89	4,778	151	—	151

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	23,594	44,388	(20,794)	19,333	51,458	(32,125)

Goldman Sachs VIT Small Cap Equity Insights Service Shares	18,834	914	17,920	8,065	1,035	7,030

Government & High Quality Bond Class 1	688,459	2,143,548	(1,455,089)	1,090,569	1,938,374	(847,805)

Government & High Quality Bond Class 2	60,046	18,355	41,691	37,767	30,673	7,094

Guggenheim Floating Rate Strategies Series F	235,390	74,547	160,843	123,324	104,690	18,634

Guggenheim Investments Global Managed Futures Strategy	9,416	1,411	8,005	694	4,522	(3,828)

Guggenheim Investments Long Short Equity	10,725	1,857	8,868	1,995	2,220	(225)

Guggenheim Investments Multi-Hedge Strategies	13,159	9,654	3,505	10,999	2,213	8,786

Income Class 1	159,694	156,900	2,794	140,915	116,754	24,161

Income Class 2	90,914	36,483	54,431	60,422	21,258	39,164

International Emerging Markets Class 1	193,750	389,267	(195,517)	170,363	380,913	(210,550)

International Emerging Markets Class 2	118,192	25,847	92,345	70,689	7,528	63,161

Invesco American Franchise Series I	6,403	30,078	(23,675)	10,748	32,433	(21,685)

Invesco Balanced-Risk Allocation Series II	6,827	187	6,640	4,998	653	4,345

Invesco Core Equity Series I	17,905	173,727	(155,822)	26,157	145,327	(119,170)

Invesco Health Care Series I	26,228	67,263	(41,035)	40,163	75,605	(35,442)

Invesco Health Care Series II	58,767	30,504	28,263	26,037	11,115	14,922

Invesco International Growth Series I	58,874	189,868	(130,994)	66,347	220,947	(154,600)

Invesco International Growth Series II	36,985	3,445	33,540	18,659	4,566	14,093

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	2018			2017
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
Invesco Mid Cap Growth Series I	10,583	15,944	(5,361)	11,363	18,641	(7,278)

Invesco Small Cap Equity Series I	18,517	62,959	(44,442)	22,635	52,815	(30,180)

Invesco Technology Series I	33,902	80,684	(46,782)	69,109	60,860	8,249

Invesco Value Opportunities Series I	20,579	62,889	(42,310)	15,154	65,321	(50,167)

Janus Henderson Enterprise Service Shares	24,937	73,028	(48,091)	36,338	90,263	(53,925)

Janus Henderson Flexible Bond Service Shares	54,395	80,005	(25,610)	59,596	40,526	19,070

LargeCap Growth Class 1	254,184	373,150	(118,966)	202,409	366,442	(164,033)

LargeCap Growth Class 2	110,603	11,489	99,114	27,554	4,956	22,598

LargeCap Growth I Class 1	157,788	353,828	(196,040)	73,242	250,520	(177,278)

LargeCap Growth I Class 2	252,287	21,063	231,224	46,493	2,764	43,729

LargeCap S&P 500 Index Class 1	849,027	934,111	(85,084)	484,735	810,072	(325,337)

LargeCap S&P 500 Index Class 2	430,978	27,790	403,188	219,461	16,928	202,533

MFS International Value Service Class	174,797	191,861	(17,064)	347,657	135,563	212,094

MFS New Discovery Service Class	126,143	39,654	86,489	25,206	8,194	17,012

MFS Utilities Service Class	102,473	112,232	(9,759)	104,652	86,993	17,659

MFS Value Service Class	21,131	55,313	(34,182)	42,239	58,950	(16,711)

MidCap Class 1	153,342	662,883	(509,541)	156,879	644,956	(488,077)

Multi-Asset Income Class 1	3,601	477	3,124	666	3,058	(2,392)

Multi-Asset Income Class 2	3,233	96	3,137	1,293	—	1,293

Neuberger Berman AMT Large Cap Value Class I	7,400	35,199	(27,799)	10,840	54,522	(43,682)

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	61,572	53,913	7,659	32,547	65,866	(33,319)

Neuberger Berman AMT Sustainable Equity Class I	12,391	47,569	(35,178)	8,641	46,059	(37,418)

Neuberger Berman AMT Sustainable Equity Class S	1,057	887	170	—	—	—

Oppenheimer Main Street Small Cap Service Shares	5,649	15,213	(9,564)	5,703	7,148	(1,445)

PIMCO All Asset Administrative Class	22,339	68,731	(46,392)	16,906	54,734	(37,828)

PIMCO All Asset Advisor Class	1,662	657	1,005	3,696	71	3,625

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	2018			2017
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
PIMCO Commodity Real Return Strategy M Class	4,309	151	4,158	61	204	(143)

PIMCO High Yield Administrative Class	191,642	368,314	(176,672)	248,859	264,839	(15,980)

PIMCO Low Duration Advisor Class	120,614	55,072	65,542	22,717	15,055	7,662

PIMCO Total Return Administrative Class	255,816	541,916	(286,100)	340,650	394,680	(54,030)

Principal Capital Appreciation Class 1	244,002	1,174,693	(930,691)	278,742	1,283,807	(1,005,065)

Principal Capital Appreciation Class 2	141,881	23,117	118,764	51,702	8,125	43,577

Principal LifeTime 2010 Class 1	37,289	378,230	(340,941)	40,546	352,643	(312,097)

Principal LifeTime 2020 Class 1	150,861	976,643	(825,782)	161,311	1,064,100	(902,789)

Principal LifeTime 2020 Class 2	80,395	11,190	69,205	59,929	167	59,762

Principal LifeTime 2030 Class 1	160,056	605,549	(445,493)	459,285	859,247	(399,962)

Principal LifeTime 2030 Class 2	118,106	11,431	106,675	73,243	5,974	67,269

Principal LifeTime 2040 Class 1	23,920	66,369	(42,449)	26,615	90,672	(64,057)

Principal LifeTime 2040 Class 2	51,770	19,590	32,180	22,362	1,829	20,533

Principal LifeTime 2050 Class 1	34,681	58,155	(23,474)	40,406	33,401	7,005

Principal LifeTime 2050 Class 2	28,209	3,290	24,919	60,727	1,756	58,971

Principal LifeTime Strategic Income Class 1	38,804	254,996	(216,192)	75,190	215,833	(140,643)

Real Estate Securities Class 1	70,739	245,004	(174,265)	101,184	245,028	(143,844)

Real Estate Securities Class 2	118,003	28,457	89,546	77,418	196,741	(119,323)

Rydex Basic Materials	15,080	476	14,604	4,761	1,810	2,951

Rydex Commodities Strategy	32,299	9,919	22,380	15,953	18,417	(2,464)

Rydex NASDAQ 100	79,782	29,095	50,687	58,580	6,671	51,909

SAM Balanced Portfolio Class 1	1,586,219	6,221,863	(4,635,644)	2,214,772	7,060,953	(4,846,181)

SAM Balanced Portfolio Class 2	550,386	91,386	459,000	525,095	72,220	452,875

SAM Conservative Balanced Portfolio Class 1	363,421	1,653,935	(1,290,514)	493,623	1,974,838	(1,481,215)

SAM Conservative Balanced Portfolio Class 2	207,828	97,407	110,421	251,948	77,568	174,380

SAM Conservative Growth Portfolio Class 1	651,760	1,474,455	(822,695)	442,151	1,054,762	(612,611)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	2018			2017
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
SAM Conservative Growth Portfolio Class 2	353,151	44,772	308,379	223,616	79,279	144,337

SAM Flexible Income Portfolio Class 1	490,080	2,356,674	(1,866,594)	1,358,784	2,411,551	(1,052,767)

SAM Flexible Income Portfolio Class 2	739,877	266,235	473,642	491,145	152,680	338,465

SAM Strategic Growth Portfolio Class 1	204,128	801,230	(597,102)	320,250	868,588	(548,338)

SAM Strategic Growth Portfolio Class 2	174,763	26,720	148,043	192,987	33,503	159,484

Short-Term Income Class 1	1,010,594	2,149,598	(1,139,004)	1,053,629	2,181,704	(1,128,075)

Short-Term Income Class 2	274,376	75,915	198,461	268,088	227,683	40,405

SmallCap Class 1	294,167	800,961	(506,794)	240,963	926,398	(685,435)

SmallCap Class 2	69,957	24,281	45,676	35,213	30,073	5,140

T. Rowe Price Blue Chip Growth Portfolio II	132,082	153,472	(21,390)	110,273	126,092	(15,819)

T. Rowe Price Health Sciences Portfolio II	52,753	110,039	(57,286)	72,873	128,500	(55,627)

Templeton Global Bond VIP Class 4	291,506	36,514	254,992	104,439	17,639	86,800

Templeton Growth VIP Class 2	526	1,250	(724)	298	4,784	(4,486)

The Merger Fund	16,436	57	16,379	596	—	596

TOPS Aggressive Growth ETF Portfolio Investor Class	2,279	2	2,277	—	—	—

TOPS Balanced ETF Portfolio Investor Class	2,827	9	2,818	—	—	—

TOPS Conservative ETF Portfolio Investor Class	—	—	—	—	—	—

TOPS Growth ETF Portfolio Investor Class	4,715	893	3,822	—	—	—

TOPS Moderate Growth ETF Portfolio Investor Class	1,216	—	1,216	—	—	—

VanEck Global Hard Assets Class S	86,085	113,585	(27,500)	106,307	286,482	(180,175)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

7. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures results in a variety of unit values, expense ratios and total returns.

Separate Account B has presented the following disclosures for 2018, 2017, 2016, 2015 and 2014 in accordance with the AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contact options as discussed in Note 2.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

AllianceBernstein Small Cap Growth Class A:
2018	132	$34.06	to	$31.25	$4,471	—%	1.40% to 2.00%	(2.29)%	to	(2.86)%
2017	138	$34.86	to	$32.17	$4,775	—%	1.40% to 2.00%	32.30%	to	31.47%
2016	156	$26.35	to	$24.47	$4,082	—%	1.40% to 2.00%	4.98%	to	4.35%
2015	175	$25.10	to	$23.45	$4,350	—%	1.40% to 2.00%	(2.64)%	to	(3.18)%
2014	194	$25.78	to	$24.22	$4,945	—%	1.40% to 2.00%	(3.16)%	to	(3.77)%

AllianceBernstein Small/Mid Cap Value Class A:
2018	316	$13.23	to	$12.72	$4,134	0.48%	1.30% to 2.00%	(16.11)%	to	(16.70)%
2017	332	$15.77	to	$15.27	$5,184	0.45%	1.30% to 2.00%	11.69%	to	10.89%
2016	290	$14.12	to	$13.77	$4,055	0.59%	1.30% to 2.00%	23.43%	to	22.62%
2015	243	$11.44	to	$11.23	$2,766	0.82%	1.30% to 2.00%	(6.69)%	to	(7.34)%
2014	190	$12.26	to	$12.12	$2,320	0.76%	1.30% to 2.00%	7.83%	to	7.07%

Alps/Red Rocks Listed Private Equity Class III:
2018	24	$8.62	to	$10.15	$225	8.17%	0.75% to 1.40%	(12.75)%	to	(13.76)%
2017	10	$11.65	to	$11.77	$114	3.34%	1.00% to 1.40%	16.50%	to	23.25%
2016	3	$9.59	to	$9.55	$30	0.83%	1.15% to 1.40%	6.79%	to	6.47%
2015 (8)	3	$8.98	to	$8.97	$24	0.22%	1.15% to 1.40%	(10.02)%	to	(10.12)%

American Century VP Capital Appreciation Class I:
2018	149	$12.40	to	$12.06	$1,846	—%	1.40% to 2.00%	(6.56)%	to	(7.09)%
2017	177	$13.27	to	$12.98	$2,339	—%	1.40% to 2.00%	20.09%	to	19.41%
2016	214	$11.05	to	$10.87	$2,357	—%	1.40% to 2.00%	1.84%	to	1.21%
2015	230	$10.85	to	$10.74	$2,496	—%	1.40% to 2.00%	0.46%	to	(0.09)%
2014 (4)	241	$10.80	to	$10.75	$2,604	—%	1.40% to 2.00%	9.87%	to	9.36%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
American Century VP Income & Growth Class I:
2018	443	$21.40	to	$17.97	$9,023	1.92%	0.85% to 1.90%	(7.68)%	to	(8.64)%
2017	500	$23.18	to	$19.67	$11,044	2.34%	0.85% to 1.90%	19.48%	to	18.21%
2016	585	$19.40	to	$16.64	$10,859	2.37%	0.85% to 1.90%	12.53%	to	11.38%
2015	699	$17.24	to	$14.94	$11,548	2.10%	0.85% to 1.90%	(6.41)%	to	(7.43)%
2014	816	$18.42	to	$16.14	$14,436	2.03%	0.85% to 1.90%	11.50%	to	10.40%

American Century VP Inflation Protection Class II:
2018	2,719	$9.83	to	$11.66	$34,370	2.83%	0.75% to 2.00%	(1.50)%	to	(4.82)%
2017	3,220	$10.13	to	$12.25	$42,539	2.56%	1.00% to 2.00%	1.40%	to	1.66%
2016	3,502	$9.89	to	$12.05	$45,285	1.86%	1.15% to 2.00%	3.24%	to	2.29%
2015	4,091	$9.58	to	$11.78	$51,380	2.04%	1.15% to 2.00%	(3.62)%	to	(4.38)%
2014	5,003	$9.94	to	$12.32	$65,192	1.26%	1.15% to 2.00%	(1.09)%	to	(1.23)%

American Century VP Mid Cap Value Class II:
2018	366	$21.30	to	$20.12	$7,714	1.27%	1.30% to 2.00%	(14.11)%	to	(14.71)%
2017	407	$24.80	to	$23.59	$9,988	1.39%	1.30% to 2.00%	10.03%	to	9.26%
2016	427	$22.54	to	$21.59	$9,556	1.54%	1.30% to 2.00%	21.12%	to	20.28%
2015	349	$18.61	to	$17.95	$6,444	1.48%	1.30% to 2.00%	(2.82)%	to	(3.49)%
2014	280	$19.15	to	$18.60	$5,329	1.02%	1.30% to 2.00%	14.74%	to	13.90%

American Century VP Ultra Class I:
2018	157	$22.03	to	$19.82	$3,467	0.25%	1.30% to 1.90%	(0.54)%	to	(1.15)%
2017	171	$22.15	to	$20.05	$3,782	0.36%	1.30% to 1.90%	30.52%	to	29.77%
2016	181	$16.97	to	$15.45	$3,072	0.36%	1.30% to 1.90%	3.10%	to	2.45%
2015	220	$16.46	to	$15.08	$3,618	0.45%	1.30% to 1.90%	4.91%	to	4.29%
2014	236	$15.69	to	$14.46	$3,696	0.39%	1.30% to 1.90%	8.58%	to	7.91%

American Century VP Ultra Class II:
2018	1,018	$25.64	to	$23.52	$26,046	0.12%	1.40% to 2.00%	(0.77)%	to	(1.38)%
2017	1,286	$25.84	to	$23.85	$33,153	0.25%	1.40% to 2.00%	30.18%	to	29.41%
2016	1,620	$19.85	to	$18.43	$32,114	0.20%	1.40% to 2.00%	2.90%	to	2.28%
2015	1,882	$19.29	to	$18.02	$36,158	0.32%	1.40% to 2.00%	4.55%	to	3.92%
2014	2,449	$18.45	to	$17.34	$44,865	0.24%	1.40% to 2.00%	8.27%	to	7.70%

American Century VP Value Class II:
2018	608	$9.16	to	$20.76	$12,705	1.51%	0.75% to 1.90%	(8.22)%	to	(11.02)%
2017	663	$10.63	to	$23.33	$16,007	1.50%	1.00% to 1.90%	5.88%	to	6.53%
2016	707	$11.45	to	$21.90	$16,312	1.57%	1.15% to 1.90%	18.90%	to	18.00%
2015	787	$9.63	to	$18.56	$15,478	1.99%	1.15% to 1.90%	(5.12)%	to	(5.79)%
2014	859	$10.15	to	$19.70	$18,211	1.39%	1.15% to 1.90%	(0.39)%	to	10.74%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

American Funds Insurance Series Asset Allocation Fund Class 2:
2018	214	$11.51	to	$11.30	$2,447	2.06%	1.30% to 2.00%	(5.81)%	to	(6.46)%
2017	150	$12.22	to	$12.08	$1,827	1.75%	1.30% to 2.00%	14.74%	to	13.85%
2016 (1)	83	$10.65	to	$10.61	$878	4.92%	1.30% to 2.00%	6.50%	to	6.10%

American Funds Insurance Series Asset Allocation Fund Class 4:
2018	353	$9.54	to	$11.19	$3,674	1.81%	0.75% to 1.40%	(4.70)%	to	(6.20)%
2017	162	$10.93	to	$11.93	$1,852	1.91%	1.00% to 1.40%	9.19%	to	14.38%
2016	57	$10.48	to	$10.43	$598	1.31%	1.15% to 1.40%	7.93%	to	7.64%
2015 (8)	83	$9.71	to	$9.69	$806	7.44%	1.15% to 1.40%	(2.90)%	to	(3.10)%

American Funds Insurance Series Blue Chip Income and Growth Class 2:
2018	247	$11.65	to	$11.44	$2,860	1.99%	1.30% to 2.00%	(9.83)%	to	(10.49)%
2017	234	$12.92	to	$12.78	$3,017	2.04%	1.30% to 2.00%	15.46%	to	14.72%
2016 (10)	152	$11.19	to	$11.14	$1,696	5.19%	1.30% to 2.00%	12.01%	to	11.51%

American Funds Insurance Series Blue Chip Income and Growth Class 4:
2018	342	$9.35	to	$11.78	$3,493	2.36%	0.75% to 1.40%	(6.97)%	to	(10.21)%
2017	169	$11.15	to	$13.12	$2,076	2.33%	1.00% to 1.40%	11.39%	to	15.09%
2016	93	$11.46	to	$11.40	$1,061	1.84%	1.15% to 1.40%	17.06%	to	16.92%
2015	92	$9.79	to	$9.75	$900	2.51%	1.15% to 1.40%	(4.30)%	to	(4.60)%
2014 (6)	10	$10.23	to	$10.22	$104	6.39%	1.15% to 1.40%	(1.54)%	to	(1.64)%

American Funds Insurance Series Global Small Capitalization Fund Class 2:
2018	132	$11.20	to	$9.43	$1,321	0.08%	1.30% to 2.00%	(11.74)%	to	(12.28)%
2017	105	$12.69	to	$10.75	$1,211	0.42%	1.30% to 2.00%	24.29%	to	23.42%
2016	106	$10.21	to	$8.71	$976	0.27%	1.30% to 2.00%	0.79%	to	—%
2015	91	$10.13	to	$8.71	$844	—%	1.30% to 2.00%	(0.98)%	to	(13.42)%
2014 (5)	9	$10.23	to	$10.20	$96	0.28%	1.30% to 1.90%	1.39%	to	1.09%

American Funds Insurance Series Global Small Capitalization Fund Class 4:
2018	72	$8.74	to	$10.63	$701	0.02%	0.75% to 1.40%	(12.95)%	to	(12.08)%
2017	32	$11.67	to	$12.09	$374	0.35%	1.00% to 1.40%	16.35%	to	23.87%
2016	15	$9.81	to	$9.76	$147	0.05%	1.15% to 1.40%	0.62%	to	0.51%
2015	14	$9.75	to	$9.71	$133	—%	1.15% to 1.40%	(1.12)%	to	(1.42)%
2014 (6)	1	$9.86	to	$9.85	$8	0.15%	1.15% to 1.40%	0.20%	to	0.10%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
American Funds Insurance Series High-Income Bond Class 2:
2018	114	$10.48	to	$10.19	$1,195	5.82%	1.30% to 1.90%	(3.59)%	to	(4.23)%
2017	132	$10.87	to	$10.64	$1,439	6.53%	1.30% to 1.90%	5.53%	to	4.93%
2016	128	$10.30	to	$10.14	$1,320	9.72%	1.30% to 1.90%	16.12%	to	15.49%
2015	41	$8.87	to	$8.78	$364	6.87%	1.30% to 1.90%	(8.46)%	to	(9.02)%
2014 (5)	22	$9.69	to	$9.65	$211	10.12%	1.30% to 1.90%	(3.20)%	to	(3.60)%

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2:
2018	107	$9.64	to	$10.85	$1,092	1.42%	0.75% to 1.40%	(3.70)%	to	(6.22)%
2017	71	$10.86	to	$11.57	$794	0.64%	1.00% to 1.40%	8.38%	to	13.21%
2016	27	$10.28	to	$10.22	$276	1.31%	1.15% to 1.40%	6.09%	to	5.80%
2015	6	$9.69	to	$9.66	$62	1.57%	1.15% to 1.40%	(2.22)%	to	(2.42)%
2014 (6)	—	$9.91	to	$9.90	$—	—%	1.15% to 1.40%	(1.10)%	to	(1.20)%

American Funds Insurance Series Managed Risk Growth Fund Class P2:
2018	140	$9.75	to	$11.98	$1,520	0.44%	0.75% to 1.40%	(2.79)%	to	(1.72)%
2017	56	$11.53	to	$12.19	$658	0.29%	1.00% to 1.40%	14.96%	to	24.26%
2016	17	$9.87	to	$9.81	$165	0.19%	1.15% to 1.40%	1.33%	to	1.03%
2015	15	$9.74	to	$9.71	$148	—%	1.15% to 1.40%	(0.41)%	to	(0.72)%
2014 (6)	3			$9.78	$30	—%	1.15% to 1.40%	(1.61)%	to	(1.51)%

American Funds Insurance Series Managed Risk International Fund Class P2:
2018	13	$8.85	to	$9.30	$135	1.67%	0.75% to 1.40%	(11.32)%	to	(11.76)%
2017	11	$11.78	to	$10.54	$120	0.44%	1.00% to 1.40%	17.80%	to	26.84%
2016	5	$8.36	to	$8.31	$41	0.92%	1.15% to 1.40%	(4.13)%	to	(4.37)%
2015	4	$8.72	to	$8.69	$38	0.02%	1.15% to 1.40%	(7.53)%	to	(7.85)%
2014 (6)	2			$9.43	$18	—%	1.15% to 1.40%			(3.87)%

American Funds Insurance Series New World Fund Class 2:
2018	134	$9.79	to	$9.81	$1,332	0.77%	1.30% to 2.00%	(15.16)%	to	(15.72)%
2017	148	$11.54	to	$11.64	$1,738	0.97%	1.30% to 2.00%	27.80%	to	26.80%
2016	130	$9.03	to	$9.18	$1,195	1.17%	1.30% to 2.00%	3.91%	to	3.26%
2015	50	$8.69	to	$8.89	$441	0.67%	1.30% to 2.00%	(4.40)%	to	(10.83)%
2014 (5)	17	$9.09	to	$9.06	$152	2.00%	1.30% to 1.90%	(9.55)%	to	(9.85)%

American Funds Insurance Series New World Fund Class 4:
2018	117	$8.52	to	$9.56	$1,091	0.84%	0.75% to 1.40%	(14.63)%	to	(15.40)%
2017	61	$11.65	to	$11.30	$703	1.02%	1.00% to 1.40%	16.62%	to	27.25%
2016	37	$8.93	to	$8.88	$329	0.54%	1.15% to 1.40%	3.84%	to	3.62%
2015	46	$8.60	to	$8.57	$394	0.63%	1.15% to 1.40%	(4.44)%	to	(4.78)%
2014 (6)	6			$9.00	$52	7.63%	1.15% to 1.40%	(7.22)%	to	(7.12)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
BlackRock Advantage U.S. Total Market Class III:
2018	79	$9.38	to	$11.30	$814	2.49%	0.75% to 1.40%	(6.76)%	to	(7.98)%
2017	13	$11.64	to	$12.28	$150	—%	1.00% to 1.40%	15.02%	to	12.25%
2016	3	$10.98	to	$10.94	$31	0.94%	1.15% to 1.40%	22.00%	to	21.69%
2015 (8)	—	$9.00	to	$8.99	$1	0.94%	1.15% to 1.40%	(10.89)%	to	(10.99)%

BlackRock Global Allocation Class III:
2018	167	$9.28	to	$9.51	$1,618	0.99%	0.75% to 2.00%	(7.11)%	to	(9.34)%
2017	119	$10.83	to	$10.49	$1,268	1.34%	1.00% to 2.00%	8.19%	to	11.36%
2016	105	$9.55	to	$9.42	$996	1.36%	1.15% to 2.00%	2.69%	to	1.84%
2015 (8)	56	$9.30	to	$9.25	$522	1.85%	1.15% to 2.00%	(7.00)%	to	(7.50)%

BlackRock iShares Dynamic Allocation Class III:
2018	55	$9.53	to	$9.90	$553	1.02%	0.75% to 2.00%	(4.70)%	to	(7.04)%
2017	25	$11.00	to	$10.65	$266	2.33%	1.00% to 2.00%	9.67%	to	12.46%
2016	11	$9.60	to	$9.47	$107	2.28%	1.15% to 2.00%	4.92%	to	4.07%
2015 (8)	7	$9.15	to	$9.10	$60	6.90%	1.15% to 2.00%	(8.32)%	to	(8.82)%

Calvert EAFE International Index Class F:
2018	65	$8.52	to	$9.23	$565	7.15%	0.75% to 1.40%	(14.54)%	to	(15.01)%
2017	10	$11.56	to	$10.86	$111	1.76%	1.00% to 1.40%	15.60%	to	22.71%
2016	2	$8.90	to	$8.85	$19	4.06%	1.15% to 1.40%	(0.89)%	to	(1.12)%
2015	2	$8.98	to	$8.95	$15	0.04%	1.15% to 1.40%	(2.92)%	to	(3.24)%
2014 (6)	1			$9.25	$5	26.28%	1.15% to 1.40%	(4.05)%	to	(3.95)%

Calvert Investment Grade Bond Portfolio Class F:
2018 (13)	16	$10.13	to	$10.09	$164	8.71%	0.75% to 1.40%	1.40%	to	1.00%

Calvert Russell 2000 Small Cap Index Class F:
2018	155	$8.76	to	$11.41	$1,479	1.27%	0.75% to 1.40%	(12.84)%	to	(12.70)%
2017	66	$11.34	to	$13.07	$773	1.15%	1.00% to 1.40%	12.39%	to	12.48%
2016	13	$11.69	to	$11.62	$155	0.52%	1.15% to 1.40%	19.29%	to	18.94%
2015	11	$9.80	to	$9.77	$103	—%	1.15% to 1.40%	(6.49)%	to	(6.69)%
2014 (6)	2	$10.48	to	$10.47	$21	2.65%	1.15% to 1.40%	1.45%	to	1.36%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Calvert S&P MidCap 400 Index Class F:
2018	243	$8.91	to	$11.51	$2,436	1.31%	0.75% to 1.40%	(11.25)%	to	(12.80)%
2017	162	$11.22	to	$13.20	$1,954	0.93%	1.00% to 1.40%	11.31%	to	13.99%
2016	65	$11.64	to	$11.58	$751	0.66%	1.15% to 1.40%	18.53%	to	18.28%
2015	49	$9.82	to	$9.79	$480	—%	1.15% to 1.40%	(4.01)%	to	(4.21)%
2014 (6)	3	$10.23	to	$10.22	$36	5.13%	1.15% to 1.40%			(0.10)%

ClearBridge Small Cap Growth Class II:
2018	102	$9.57	to	$12.25	$1,115	—%	0.75% to 1.40%	(4.78)%	to	1.74%
2017	31	$11.93	to	$12.04	$373	—%	1.00% to 1.40%	18.24%	to	22.23%
2016	1	$9.89	to	$9.85	$13	—%	1.15% to 1.40%	4.32%	to	4.01%
2015 (8)	1	$9.48	to	$9.47	$9	—%	1.15% to 1.40%	(6.51)%	to	(6.61)%

Columbia Limited Duration Credit Class 2:
2018	19	$10.04	to	$9.61	$191	1.55%	0.75% to 2.00%	0.50%	to	(2.04)%
2017	21	$10.03	to	$9.81	$208	2.04%	1.00% to 2.00%	0.30%	to	(0.20)%
2016	19	$9.97	to	$9.83	$185	2.33%	1.15% to 2.00%	4.07%	to	3.26%
2015 (8)	15	$9.58	to	$9.52	$140	—%	1.15% to 2.00%	(4.20)%	to	(4.80)%

Columbia Small Cap Value Class 2:
2018	59	$8.37	to	$10.79	$566	0.17%	0.75% to 1.40%	(16.88)%	to	(19.30)%
2017	38	$11.53	to	$13.37	$480	0.33%	1.00% to 1.40%	14.05%	to	12.35%
2016	20	$11.94	to	$11.90	$244	0.26%	1.15% to 1.40%	31.21%	to	30.91%
2015 (8)	8	$9.10	to	$9.09	$75	0.73%	1.15% to 1.40%	(9.90)%	to	(9.91)%

Core Plus Bond Class 1:
2018	5,240	$2.98	to	$21.56	$109,852	3.32%	0.46% to 2.00%	(1.83)%	to	(3.41)%
2017	6,196	$3.04	to	$22.32	$131,734	2.86%	0.42% to 2.00%	4.37%	to	2.76%
2016	6,529	$2.91	to	$21.72	$138,244	3.07%	0.43% to 2.00%	3.65%	to	2.02%
2015	7,246	$2.81	to	$21.29	$151,328	3.09%	0.43% to 2.00%	(0.90)%	to	(2.47)%
2014	8,648	$2.83	to	$21.83	$180,940	3.11%	0.44% to 2.00%	4.79%	to	3.17%

Core Plus Bond Class 2:
2018	76	$10.02	to	$9.95	$761	3.60%	0.75% to 1.40%	0.50%	to	(2.93)%
2017	58	$10.24	to	$10.25	$592	2.77%	1.00% to 1.40%	2.30%	to	3.02%
2016	22	$9.99	to	$9.95	$221	0.90%	1.15% to 1.40%	2.67%	to	2.37%
2015 (8)	2	$9.73	to	$9.72	$19	6.38%	1.15% to 1.40%	(2.31)%	to	(2.41)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Delaware Limited Term Diversified Income Service Class:
2018	38	$10.05	to	$9.60	$374	2.34%	0.75% to 2.00%	0.50%	to	(1.94)%
2017	30	$10.03	to	$9.79	$302	1.90%	1.00% to 2.00%	0.30%	to	(0.10)%
2016	94	$9.93	to	$9.80	$931	1.35%	1.15% to 2.00%	0.51%	to	(0.20)%
2015 (8)	23	$9.88	to	$9.82	$227	1.11%	1.15% to 2.00%	(1.00)%	to	(1.60)%

Delaware Small Cap Value Service Class:
2018	170	$12.84	to	$12.34	$2,167	0.59%	1.30% to 2.00%	(18.01)%	to	(18.66)%
2017	176	$15.66	to	$15.17	$2,726	0.66%	1.30% to 2.00%	10.28%	to	9.61%
2016	160	$14.20	to	$13.84	$2,248	0.64%	1.30% to 2.00%	29.44%	to	28.51%
2015	93	$10.97	to	$10.77	$1,009	0.42%	1.30% to 2.00%	(7.66)%	to	(8.34)%
2014	63	$11.88	to	$11.75	$746	0.29%	1.30% to 2.00%	4.21%	to	3.52%

Diversified Balanced Class 1:
2018	2,269	$10.23	to	$9.98	$22,898	2.73%	0.59% to 1.90%	(3.55)%	to	(4.95)%
2017 (12)	2,579	$10.60	to	$10.50	$27,197	2.43%	0.53% to 1.90%	—%	to	5.00%

Diversified Balanced Class 2:
2018	62,817	$10.21	to	$14.71	$968,136	2.39%	1.40% to 2.00%	(4.72)%	to	(5.34)%
2017	69,727	$10.72	to	$15.54	$1,131,092	—%	1.40% to 2.00%	6.99%	to	9.28%
2016	74,396	$14.83	to	$14.22	$1,099,762	1.25%	1.40% to 2.00%	5.40%	to	4.79%
2015	73,477	$14.07	to	$13.57	$1,030,997	1.00%	1.40% to 2.00%	(1.26)%	to	(1.88)%
2014	71,134	$14.25	to	$13.83	$1,011,135	0.89%	1.40% to 2.00%	5.95%	to	5.33%

Diversified Balanced Managed Volatility Class 2:
2018	14,217	$9.75	to	$11.12	$162,127	3.68%	0.75% to 2.00%	(2.50)%	to	(5.12)%
2017	15,118	$10.71	to	$11.72	$181,077	1.29%	1.00% to 2.00%	6.89%	to	8.72%
2016	15,384	$10.57	to	$10.78	$168,723	0.69%	1.15% to 2.00%	5.17%	to	4.26%
2015	13,227	$10.05	to	$10.34	$138,378	0.84%	1.15% to 2.00%	(1.08)%	to	(1.90)%
2014	7,967	$10.16	to	$10.54	$84,544	0.01%	1.15% to 2.00%	(0.20)%	to	4.77%

Diversified Balanced Volatility Control Class 2:
2018	6,572			$10.19	$66,956	0.77%	1.40%			(5.03)%
2017 (11)	3,405			$10.73	$36,539	—%	1.40%			7.09%

Diversified Growth Class 2:
2018	207,515	$10.29	to	$16.09	$3,487,376	2.50%	1.40% to 2.00%	(5.88)%	to	(6.40)%
2017	219,749	$10.93	to	$17.19	$3,946,890	1.36%	1.40% to 2.00%	9.08%	to	11.91%
2016	224,677	$16.02	to	$15.36	$3,589,242	1.24%	1.40% to 2.00%	6.66%	to	6.00%
2015	213,718	$15.02	to	$14.49	$3,202,277	1.03%	1.40% to 2.00%	(1.18)%	to	(1.83)%
2014	189,924	$15.20	to	$14.76	$2,881,637	0.96%	1.40% to 2.00%	6.29%	to	5.73%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Diversified Growth Managed Volatility Class 2:
2018	27,701	$9.62	to	$11.46	$325,257	4.18%	0.75% to 2.00%	(3.90)%	to	(5.99)%
2017	28,510	$10.89	to	$12.19	$354,954	1.24%	1.00% to 2.00%	8.68%	to	11.12%
2016	28,091	$10.67	to	$10.97	$313,613	0.60%	1.15% to 2.00%	6.38%	to	5.38%
2015	23,991	$10.03	to	$10.41	$252,642	1.04%	1.15% to 2.00%	(1.08)%	to	(1.89)%
2014	14,199	$10.14	to	$10.61	$151,625	0.02%	1.15% to 2.00%	(0.39)%	to	4.95%

Diversified Growth Volatility Control Class 2:
2018	37,493			$10.27	$384,857	0.75%	1.40%			(5.87)%
2017 (11)	15,735			$10.91	$171,699	—%	1.40%			8.77%

Diversified Income Class 2:
2018	19,716	$10.15	to	$12.04	$241,402	2.07%	1.40% to 2.00%	(3.76)%	to	(4.37)%
2017	20,774	$10.54	to	$12.59	$268,177	1.38%	1.40% to 2.00%	5.19%	to	6.69%
2016	20,962	$12.13	to	$11.80	$254,023	1.00%	1.40% to 2.00%	4.03%	to	3.42%
2015	17,071	$11.66	to	$11.41	$198,791	0.78%	1.40% to 2.00%	(1.19)%	to	(1.81)%
2014	14,292	$11.80	to	$11.62	$168,519	0.56%	1.40% to 2.00%	5.36%	to	4.78%

Diversified International Class 1:
2018	4,206	$3.35	to	$24.49	$95,801	2.12%	0.46% to 2.00%	(17.88)%	to	(19.17)%
2017	4,720	$4.08	to	$30.30	$131,186	1.81%	0.43% to 2.00%	28.52%	to	26.51%
2016	5,292	$3.17	to	$23.95	$117,981	2.32%	0.41% to 2.00%	(0.06)%	to	(1.60)%
2015	5,938	$3.17	to	$24.34	$136,019	2.51%	0.44% to 2.00%	(0.77)%	to	(2.33)%
2014	6,681	$3.20	to	$24.92	$154,009	2.17%	0.42% to 2.00%	(3.62)%	to	(5.14)%

Diversified International Class 2:
2018	116	$8.16	to	$9.33	$1,092	2.23%	0.75% to 1.40%	(18.32)%	to	(18.94)%
2017	58	$11.83	to	$11.51	$684	1.86%	1.00% to 1.40%	18.18%	to	27.04%
2016	22	$9.12	to	$9.06	$197	2.14%	1.15% to 1.40%	(0.98)%	to	(1.31)%
2015	23	$9.21	to	$9.18	$210	3.16%	1.15% to 1.40%	(1.81)%	to	(2.03)%
2014 (6)	3	$9.38	to	$9.37	$26	—%	1.15% to 1.40%	(3.89)%	to	(4.00)%

Dreyfus IP MidCap Stock Service Shares:
2018	46	$8.68	to	$9.92	$429	0.24%	0.75% to 1.40%	(3.90)%	to	(6.56)%
2017	14	$11.23	to	$11.93	$162	0.69%	1.00% to 1.40%	11.41%	to	13.40%
2016	10	$10.56	to	$10.52	$105	0.75%	1.15% to 1.40%	13.92%	to	13.61%
2015 (8)	5	$9.27	to	$9.26	$44	—%	1.15% to 1.40%	(8.13)%	to	(8.23)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Dreyfus IP Technology Growth Service Shares:
2018	261	$33.13	to	$30.39	$8,555	—%	1.40% to 2.00%	(2.64)%	to	(3.22)%
2017	305	$34.03	to	$31.40	$10,254	—%	1.40% to 2.00%	40.39%	to	39.56%
2016	271	$24.24	to	$22.50	$6,464	—%	1.40% to 2.00%	2.93%	to	2.32%
2015	266	$23.55	to	$21.99	$6,205	—%	1.40% to 2.00%	4.43%	to	3.78%
2014	226	$22.55	to	$21.19	$5,041	—%	1.40% to 2.00%	5.13%	to	4.49%

DWS Alternative Asset Allocation Class B:
2018 (14)	4	$9.44	to	$8.84	$37	1.75%	0.75% to 1.40%	(5.51)%	to	(10.62)%
2017	4	$10.41	to	$9.89	$40	2.10%	1.00% to 1.40%	4.00%	to	5.55%
2016	5	$9.42	to	$9.37	$42	1.90%	1.15% to 1.40%	3.74%	to	3.54%
2015	4	$9.08	to	$9.05	$40	—%	1.15% to 1.40%	(7.63)%	to	(7.84)%
2014 (6)	—	$9.83	to	$9.82	$—	—%	1.15% to 1.40%	(1.60)%	to	(1.70)%

DWS Equity 500 Index Class B2:
2018 (15)	149	$9.51	to	$12.48	$1,691	1.21%	0.75% to 1.40%	(5.18)%	to	(6.31)%
2017	103	$11.39	to	$13.32	$1,324	1.21%	1.00% to 1.40%	13.67%	to	19.35%
2016	82	$11.22	to	$11.16	$919	1.49%	1.15% to 1.40%	9.89%	to	9.63%
2015	67	$10.21	to	$10.18	$678	1.24%	1.15% to 1.40%	(0.39)%	to	(0.59)%
2014 (6)	6	$10.25	to	$10.24	$59	—%	1.15% to 1.40%			(0.49)%

DWS Small Mid Cap Value Class B:
2018 (16)	100	$8.52	to	$11.32	$1,084	0.99%	0.75% to 2.00%	(15.22)%	to	(17.97)%
2017	92	$10.81	to	$13.80	$1,242	0.36%	1.00% to 2.00%	7.24%	to	7.98%
2016	91	$11.23	to	$12.78	$1,157	0.22%	1.15% to 2.00%	15.18%	to	14.11%
2015	85	$9.75	to	$11.20	$953	—%	1.15% to 2.00%	(3.37)%	to	(4.11)%
2014	52	$10.09	to	$11.68	$615	0.40%	1.15% to 2.00%	(0.69)%	to	3.00%

Equity Income Class 1:
2018	13,699	$69.72	to	$16.82	$215,812	1.73%	0.09% to 2.00%	—%	to	(6.92)%
2017	10,292	$2.61	to	$18.07	$197,554	2.21%	0.44% to 2.00%	20.57%	to	18.73%
2016	12,338	$2.17	to	$15.22	$198,801	2.68%	0.39% to 2.00%	15.24%	to	13.41%
2015	14,715	$1.88	to	$13.42	$207,674	2.43%	0.55% to 2.00%	(4.33)%	to	(5.82)%
2014	17,409	$1.97	to	$14.25	$258,967	2.35%	0.27% to 2.00%	12.33%	to	10.55%

Equity Income Class 2:
2018	396	$9.61	to	$12.24	$4,292	1.76%	0.75% to 1.40%	(3.90)%	to	(6.56)%
2017	201	$11.50	to	$13.10	$2,508	2.21%	1.00% to 1.40%	14.66%	to	19.09%
2016	115	$11.06	to	$11.00	$1,263	2.61%	1.15% to 1.40%	14.14%	to	13.87%
2015	104	$9.69	to	$9.66	$1,006	3.12%	1.15% to 1.40%	(5.28)%	to	(5.48)%
2014 (6)	8	$10.23	to	$10.22	$81	—%	1.15% to 1.40%			(0.97)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Fidelity VIP Contrafund Service Class:
2018	1,181	$27.90	to	$25.03	$32,952	0.59%	1.30% to 1.90%	(7.71)%	to	(8.25)%
2017	1,388	$30.23	to	$27.28	$41,949	0.89%	1.30% to 1.90%	20.20%	to	19.44%
2016	1,566	$25.15	to	$22.84	$39,392	0.70%	1.30% to 1.90%	6.52%	to	5.89%
2015	1,786	$23.61	to	$21.57	$42,171	0.90%	1.30% to 1.90%	(0.76)%	to	(1.33)%
2014	2,024	$23.79	to	$21.86	$48,140	0.82%	1.30% to 1.90%	10.39%	to	9.74%

Fidelity VIP Contrafund Service Class 2:
2018	1,897	$9.21	to	$24.37	$43,924	0.43%	0.75% to 2.00%	(8.08)%	to	(8.49)%
2017	1,967	$11.28	to	$26.63	$52,563	0.77%	1.00% to 2.00%	12.35%	to	19.20%
2016	2,089	$10.75	to	$22.34	$48,208	0.60%	1.15% to 2.00%	6.54%	to	5.58%
2015	2,325	$10.09	to	$21.16	$50,809	0.80%	1.15% to 2.00%	(0.79)%	to	(1.58)%
2014	2,435	$10.17	to	$21.50	$55,142	0.72%	1.15% to 2.00%	(0.78)%	to	9.47%

Fidelity VIP Equity-Income Service Class 2:
2018	1,306	$19.64	to	$17.68	$25,518	2.03%	1.30% to 2.00%	(9.70)%	to	(10.34)%
2017	1,472	$21.75	to	$19.72	$31,878	1.49%	1.30% to 2.00%	11.20%	to	10.41%
2016	1,624	$19.56	to	$17.86	$31,630	2.05%	1.30% to 2.00%	16.15%	to	15.37%
2015	1,877	$16.84	to	$15.48	$31,472	2.86%	1.30% to 2.00%	(5.45)%	to	(6.12)%
2014	2,117	$17.81	to	$16.49	$37,544	2.56%	1.30% to 2.00%	7.03%	to	6.32%

Fidelity VIP Government Money Market Initial Class:
2018	8,644	$1.01	to	$9.68	$41,119	1.59%	0.37% to 2.00%	1.21%	to	(0.31)%
2017	7,283	$1.00	to	$9.71	$34,519	0.66%	0.42% to 2.00%	0.21%	to	(1.32)%
2016 (9)	8,827	$1.00	to	$0.99	$47,450	0.22%	0.59% to 2.19%	—%	to	—%

Fidelity VIP Government Money Market Service Class 2:
2018	768	$10.05	to	$9.93	$7,639	1.33%	0.75% to 1.40%	0.50%	to	(0.10)%
2017	310	$9.96	to	$9.94	$3,084	0.42%	1.00% to 1.40%	(0.40)%	to	(0.60)%
2016 (9)	391	$9.90	to	$9.88	$3,865	0.02%	1.15% to 1.40%	(1.00)%	to	(1.20)%

Fidelity VIP Growth Service Class:
2018	644	$20.18	to	$18.10	$12,987	0.15%	1.30% to 1.90%	(1.56)%	to	(2.16)%
2017	730	$20.50	to	$18.50	$14,958	0.12%	1.30% to 1.90%	33.29%	to	32.43%
2016	779	$15.38	to	$13.97	$11,979	—%	1.30% to 1.90%	(0.65)%	to	(1.13)%
2015	917	$15.48	to	$14.13	$14,193	0.16%	1.30% to 1.90%	5.74%	to	4.98%
2014	1,037	$14.64	to	$13.46	$15,185	0.09%	1.30% to 1.90%	9.75%	to	9.16%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Fidelity VIP Growth Service Class 2:
2018	383	$27.10	to	$24.86	$10,302	0.04%	1.40% to 2.00%	(1.85)%	to	(2.43)%
2017	421	$27.61	to	$25.48	$11,548	0.08%	1.40% to 2.00%	33.00%	to	32.16%
2016	430	$20.76	to	$19.28	$8,861	—%	1.40% to 2.00%	(0.86)%	to	(1.43)%
2015	480	$20.94	to	$19.56	$9,985	0.03%	1.40% to 2.00%	5.39%	to	4.77%
2014	481	$19.87	to	$18.67	$9,442	—%	1.40% to 2.00%	9.48%	to	8.80%

Fidelity VIP Mid Cap Service Class:
2018	7			$11.68	$78	0.40%	0.95%			(15.42)%
2017	49			$13.81	$674	0.62%	0.95%			19.57%
2016	49			$11.55	$563	0.53%	0.95%			11.06%
2015	7			$10.40	$69	0.41%	0.95%			(2.44)%
2014 (5)	7			$10.66	$71	0.32%	0.95%			5.75%

Fidelity VIP Mid Cap Service Class 2:
2018	1,047	$8.42	to	$25.44	$21,792	0.41%	0.75% to 2.00%	(15.88)%	to	(16.48)%
2017	914	$11.55	to	$30.46	$25,998	0.49%	1.00% to 2.00%	14.58%	to	18.15%
2016	830	$10.82	to	$25.78	$21,339	0.31%	1.15% to 2.00%	10.63%	to	9.70%
2015	829	$9.78	to	$23.50	$19,266	0.27%	1.15% to 2.00%	(2.78)%	to	(3.57)%
2014	707	$10.06	to	$24.37	$17,956	0.02%	1.15% to 2.00%	(0.20)%	to	3.92%

Fidelity VIP Overseas Service Class 2:
2018	1,398	$8.47	to	$15.07	$22,377	1.29%	0.75% to 2.00%	(14.79)%	to	(16.79)%
2017	1,487	$11.88	to	$18.11	$28,448	1.15%	1.00% to 2.00%	18.92%	to	27.45%
2016	1,731	$9.02	to	$14.21	$26,313	1.18%	1.15% to 2.00%	(6.33)%	to	(7.12)%
2015	1,940	$9.63	to	$15.30	$31,477	1.08%	1.15% to 2.00%	2.12%	to	1.26%
2014	2,368	$9.43	to	$15.11	$37,741	1.04%	1.15% to 2.00%	(3.38)%	to	(10.11)%

Franklin Global Real Estate VIP Class 2:
2018	79	$9.49	to	$9.30	$790	2.72%	0.75% to 2.00%	(5.38)%	to	(8.64)%
2017	66	$10.70	to	$10.18	$715	3.04%	1.00% to 2.00%	6.57%	to	8.30%
2016	61	$10.43	to	$9.40	$613	1.19%	1.15% to 2.00%	(0.67)%	to	(1.47)%
2015	48	$10.50	to	$9.54	$497	3.78%	1.15% to 2.00%	(0.57)%	to	(4.02)%
2014 (6)	4	$10.56	to	$10.55	$42	—%	1.15% to 1.40%	1.05%	to	0.96%

Franklin Income VIP Class 4:
2018 (13)	9	$9.40	to	$9.37	$87	—%	0.75% to 1.40%	(6.37)%	to	(6.58)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Franklin Rising Dividends VIP Class 4:
2018	131	$9.66	to	$12.45	$1,480	1.21%	0.75% to 1.40%	(3.50)%	to	(6.53)%
2017	104	$11.48	to	$13.32	$1,339	1.37%	1.00% to 1.40%	14.46%	to	18.82%
2016	72	$11.28	to	$11.21	$808	1.21%	1.15% to 1.40%	14.63%	to	14.27%
2015	48	$9.84	to	$9.81	$470	1.49%	1.15% to 1.40%	(4.84)%	to	(5.13)%
2014 (6)	7			$10.34	$71	—%	1.15% to 1.40%			(0.39)%

Franklin Small Cap Value VIP Class 2:
2018	178	$20.73	to	$19.54	$3,647	0.88%	1.30% to 2.00%	(14.02)%	to	(14.60)%
2017	206	$24.11	to	$22.88	$4,897	0.52%	1.30% to 2.00%	9.24%	to	8.49%
2016	253	$22.07	to	$21.09	$5,529	0.76%	1.30% to 2.00%	28.46%	to	27.59%
2015	191	$17.18	to	$16.53	$3,252	0.62%	1.30% to 2.00%	(8.57)%	to	(9.23)%
2014	191	$18.79	to	$18.21	$3,577	0.62%	1.30% to 2.00%	(0.74)%	to	(1.41)%

Goldman Sachs VIT Mid Cap Value Institutional Shares:
2018	456	$23.66	to	$21.59	$10,678	1.29%	1.30% to 2.00%	(11.62)%	to	(12.24)%
2017	509	$26.77	to	$24.60	$13,514	0.71%	1.30% to 2.00%	9.62%	to	8.90%
2016	586	$24.42	to	$22.59	$14,216	1.31%	1.30% to 2.00%	12.07%	to	11.28%
2015	689	$21.79	to	$20.30	$14,902	0.38%	1.30% to 2.00%	(10.40)%	to	(11.04)%
2014	770	$24.32	to	$22.82	$18,543	0.99%	1.30% to 2.00%	12.07%	to	11.32%

Goldman Sachs VIT Mid Cap Value Service Shares:
2018	69	$9.02	to	$9.82	$658	0.65%	0.75% to 1.40%	(9.71)%	to	(12.01)%
2017	50	$10.73	to	$11.16	$558	0.53%	1.00% to 1.40%	6.55%	to	9.30%
2016	45	$10.26	to	$10.21	$459	1.08%	1.15% to 1.40%	11.89%	to	11.71%
2015	51	$9.17	to	$9.14	$469	0.18%	1.15% to 1.40%	(10.54)%	to	(10.74)%
2	2	$10.25	to	$10.24	$17	5.08%	1.15% to 1.40%	0.59%	to	0.49%

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares:
2018	5	$9.43	to	$8.79	$46	5.14%	0.75% to 1.40%	(5.61)%	to	(8.25)%
2017	—	$10.20	to	$9.58	$2	3.31%	1.00% to 1.40%	2.00%	to	3.90%
2016	—	$9.26	to	$9.22	$—	—%	1.15% to 1.40%	(0.86)%	to	(1.18)%
2015 (8)	1	$9.34	to	$9.33	$12	6.02%	1.15% to 1.40%	(6.69)%	to	(6.79)%

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares:
2018	270	$21.45	to	$19.57	$5,728	0.47%	1.30% to 2.00%	(9.80)%	to	(10.43)%
2017	291	$23.78	to	$21.85	$6,852	0.53%	1.30% to 2.00%	10.14%	to	9.36%
2016	323	$21.59	to	$19.98	$6,918	1.15%	1.30% to 2.00%	21.57%	to	20.80%
2015	351	$17.76	to	$16.54	$6,193	0.28%	1.30% to 2.00%	(3.37)%	to	(4.12)%
2014	382	$18.38	to	$17.25	$6,978	0.76%	1.30% to 2.00%	5.57%	to	4.86%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Goldman Sachs VIT Small Cap Equity Insights Service Shares:
2018	33	$8.84	to	$12.20	$337	0.28%	0.75% to 1.40%	(11.95)%	to	(10.10)%
2017	15	$11.29	to	$13.57	$187	0.41%	1.00% to 1.40%	11.67%	to	9.61%
2016	8	$12.45	to	$12.38	$99	0.39%	1.15% to 1.40%	21.58%	to	21.37%
2015	10	$10.24	to	$10.20	$107	0.05%	1.15% to 1.40%	(3.58)%	to	(3.86)%
2014 (6)	—	$10.62	to	$10.61	$5	6.02%	1.15% to 1.40%	1.63%	to	1.53%

Government & High Quality Bond Class 1:
2018	7,616	$2.98	to	$11.35	$83,790	3.77%	0.39% to 2.00%	0.49%	to	(1.05)%
2017	9,071	$2.88	to	$11.47	$98,248	3.94%	0.42% to 2.00%	1.45%	to	(0.17)%
2016	9,919	$2.84	to	$11.49	$110,034	3.50%	0.51% to 2.00%	1.37%	to	(0.17)%
2015	10,832	$2.80	to	$11.51	$121,664	3.26%	0.42% to 2.00%	0.37%	to	(1.20)%
2014	12,521	$2.79	to	$11.65	$141,359	3.77%	0.43% to 2.00%	4.64%	to	2.92%

Government & High Quality Bond Class 2:
2018	182	$10.16	to	$9.99	$1,824	3.86%	0.75% to 1.40%	1.70%	to	(0.70)%
2017	140	$10.00	to	$10.06	$1,414	4.10%	1.00% to 1.40%	—%	to	0.10%
2016	133	$10.11	to	$10.05	$1,342	3.82%	1.15% to 1.40%	0.40%	to	0.10%
2015	100	$10.07	to	$10.04	$1,003	3.74%	1.15% to 1.40%	(0.49)%	to	(0.79)%
2014 (6)	2			$10.12	$20	—%	1.15% to 1.40%	—%	to	0.10%

Guggenheim Floating Rate Strategies Series F:
2018	333	$9.75	to	$10.15	$3,431	2.63%	0.75% to 2.00%	(2.50)%	to	(2.78)%
2017	172	$10.17	to	$10.44	$1,825	2.85%	1.00% to 2.00%	1.70%	to	1.36%
2016	154	$10.62	to	$10.30	$1,598	5.18%	1.15% to 2.00%	7.27%	to	6.40%
2015	81	$9.90	to	$9.68	$787	2.66%	1.15% to 2.00%	(0.40)%	to	(3.20)%
2014 (6)	1	$9.94	to	$9.93	$13	—%	1.15% to 1.40%	(0.80)%	to	(0.90)%

Guggenheim Investments Global Managed Futures Strategy:
2018	21	$9.09	to	$7.63	$182	—%	0.75% to 2.00%	(8.83)%	to	(10.86)%
2017	13	$10.60	to	$8.56	$118	1.54%	1.00% to 2.00%	5.79%	to	6.60%
2016	17	$8.82	to	$8.03	$143	3.42%	1.15% to 2.00%	(15.68)%	to	(16.53)%
2015	11	$10.46	to	$9.62	$114	3.08%	1.15% to 2.00%	(2.70)%	to	(3.99)%
2014 (6)	2	$10.75	to	$10.74	$21	—%	1.15% to 1.40%	5.50%	to	5.40%

Guggenheim Investments Long Short Equity:
2018	21	$9.19	to	$9.33	$203	—%	0.75% to 2.00%	(7.64)%	to	(14.64)%
2017	12	$11.54	to	$10.93	$141	0.36%	1.00% to 2.00%	15.05%	to	12.56%
2016	12	$10.40	to	$9.71	$127	—%	1.15% to 2.00%	(0.57)%	to	(1.32)%
2015	17	$10.46	to	$9.84	$177	—%	1.15% to 2.00%	0.10%	to	(2.09)%
2014 (6)	4	$10.45	to	$10.44	$43	—%	1.15% to 1.40%	2.96%	to	2.86%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Guggenheim Investments Multi-Hedge Strategies:
2018	57	$9.75	to	$9.18	$539	—%	0.75% to 2.00%	(2.11)%	to	(6.99)%
2017	53	$10.29	to	$9.87	$537	—%	1.00% to 2.00%	2.80%	to	1.65%
2016	45	$10.16	to	$9.71	$438	0.11%	1.15% to 2.00%	(1.65)%	to	(2.51)%
2015	9	$10.33	to	$9.96	$88	0.63%	1.15% to 2.00%	0.68%	to	(0.60)%
2014 (6)	1	$10.26	to	$10.25	$8	—%	1.15% to 1.40%	2.29%	to	2.30%

Income Class 1:
2018	489	$10.46	to	$10.20	$5,073	4.44%	1.30% to 2.00%	(0.57)%	to	(1.26)%
2017	486	$10.52	to	$10.33	$5,092	4.43%	1.30% to 2.00%	3.75%	to	3.09%
2016	462	$10.14	to	$10.02	$4,669	4.48%	1.30% to 2.00%	4.43%	to	3.62%
2015 (8)	60	$9.71	to	$9.67	$582	4.78%	1.30% to 2.00%	(2.61)%	to	(3.01)%

Income Class 2:
2018	138	$10.10	to	$10.33	$1,403	4.93%	0.75% to 1.40%	1.20%	to	(0.86)%
2017	83	$10.25	to	$10.42	$860	5.10%	1.00% to 1.40%	2.30%	to	3.37%
2016	44	$10.12	to	$10.08	$446	7.41%	1.15% to 1.40%	4.33%	to	4.02%
2015 (8)	2	$9.70	to	$9.69	$17	11.21%	1.15% to 1.40%	(2.71)%	to	(2.81)%

International Emerging Markets Class 1:
2018	1,414	$3.73	to	$28.27	$40,999	1.18%	0.48% to 2.00%	(21.36)%	to	(22.59)%
2017	1,609	$4.74	to	$36.52	$59,753	1.25%	0.42% to 2.00%	40.25%	to	38.07%
2016	1,820	$3.38	to	$26.45	$49,426	1.16%	0.40% to 2.00%	8.94%	to	7.22%
2015	1,992	$3.10	to	$24.67	$50,665	1.67%	0.41% to 2.00%	(14.17)%	to	(15.51)%
2014	2,140	$3.62	to	$29.20	$64,255	0.91%	0.41% to 2.00%	(4.15)%	to	(5.65)%

International Emerging Markets Class 2:
2018	169	$7.82	to	$9.01	$1,532	1.31%	0.75% to 1.40%	(21.80)%	to	(22.39)%
2017	77	$12.33	to	$11.61	$935	1.45%	1.00% to 1.40%	23.80%	to	38.54%
2016	14	$8.41	to	$8.38	$115	1.15%	1.15% to 1.40%	7.82%	to	7.71%
2015 (8)	4	$7.80	to	$7.78	$33	1.58%	1.15% to 1.40%	(21.84)%	to	(21.97)%

Invesco American Franchise Series I:
2018	213	$17.93	to	$17.23	$3,826	—%	1.30% to 1.90%	(4.88)%	to	(5.43)%
2017	237	$18.85	to	$18.22	$4,468	0.08%	1.30% to 1.90%	25.67%	to	24.97%
2016	259	$15.00	to	$14.58	$3,878	—%	1.30% to 1.90%	0.94%	to	0.34%
2015	294	$14.86	to	$14.53	$4,369	—%	1.30% to 1.90%	3.70%	to	3.05%
2014	321	$14.33	to	$14.10	$4,607	0.04%	1.30% to 1.90%	7.02%	to	6.33%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Invesco Balanced-Risk Allocation Series II:
2018	30	$9.31	to	$10.41	$310	1.33%	0.75% to 1.40%	(6.71)%	to	(7.96)%
2017	24	$10.62	to	$11.31	$266	4.11%	1.00% to 1.40%	6.09%	to	8.33%
2016	19	$10.50	to	$10.44	$203	0.21%	1.15% to 1.40%	10.18%	to	9.89%
2015	20	$9.53	to	$9.50	$191	4.91%	1.15% to 1.40%	(5.46)%	to	(5.75)%
2014 (6)	—			$10.08	$—	—%	1.15% to 1.40%			(0.69)%

Invesco Core Equity Series I:
2018	788	$15.88	to	$14.24	$12,518	0.88%	1.30% to 1.90%	(10.59)%	to	(11.11)%
2017	944	$17.76	to	$16.02	$16,764	1.02%	1.30% to 1.90%	11.77%	to	11.02%
2016	1,063	$15.89	to	$14.43	$16,900	0.75%	1.30% to 1.90%	8.84%	to	8.17%
2015	1,220	$14.60	to	$13.34	$17,820	1.11%	1.30% to 1.90%	(7.01)%	to	(7.49)%
2014	1,369	$15.70	to	$14.42	$21,497	0.83%	1.30% to 1.90%	6.73%	to	6.11%

Invesco Health Care Series I:
2018 (17)	312	$22.81	to	$10.92	$6,469	—%	1.30% to 2.00%	(0.39)%	to	(1.09)%
2017	353	$22.90	to	$11.04	$7,458	0.36%	1.30% to 2.00%	14.33%	to	13.58%
2016	389	$20.03	to	$9.72	$7,477	—%	1.30% to 2.00%	(12.61)%	to	(2.70)%
2015	461	$22.92	to	$21.00	$10,562	—%	1.30% to 1.90%	1.82%	to	1.25%
2014	485	$22.51	to	$20.74	$10,917	—%	1.30% to 1.90%	18.10%	to	17.37%

Invesco Health Care Series II:
2018 (18)	127	$10.19	to	$10.32	$1,313	—%	0.75% to 1.40%	1.49%	to	(0.77)%
2017	98	$10.61	to	$10.40	$1,028	0.09%	1.00% to 1.40%	6.10%	to	13.91%
2016	83	$9.18	to	$9.13	$762	—%	1.15% to 1.40%	(12.74)%	to	(12.88)%
2015	78	$10.52	to	$10.48	$814	—%	1.15% to 1.40%	1.74%	to	1.45%
2014 (6)	7	$10.34	to	$10.33	$71	—%	1.15% to 1.40%			0.39%

Invesco International Growth Series I:
2018	621	$10.67	to	$10.01	$6,592	2.05%	1.40% to 2.00%	(16.18)%	to	(16.65)%
2017	752	$12.73	to	$12.01	$9,528	1.41%	1.40% to 2.00%	21.35%	to	20.58%
2016	906	$10.49	to	$9.96	$9,472	1.38%	1.40% to 2.00%	(1.87)%	to	(2.45)%
2015	954	$10.69	to	$10.21	$10,161	1.50%	1.40% to 2.00%	(3.69)%	to	(4.31)%
2014	943	$11.10	to	$10.67	$10,425	1.67%	1.40% to 2.00%	(1.07)%	to	(1.66)%

Invesco International Growth Series II:
2018	94	$8.60	to	$9.14	$861	1.97%	0.75% to 1.40%	(13.48)%	to	(16.38)%
2017	60	$11.31	to	$10.93	$665	1.39%	1.00% to 1.40%	13.21%	to	21.04%
2016	46	$9.08	to	$9.03	$418	1.21%	1.15% to 1.40%	(1.84)%	to	(2.06)%
2015	46	$9.25	to	$9.22	$429	1.81%	1.15% to 1.40%	(3.75)%	to	(3.96)%
2014 (6)	3	$9.61	to	$9.60	$32	—%	1.15% to 1.40%	(3.12)%	to	(3.23)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Invesco Mid Cap Growth Series I:
2018	66	$15.82	to	$15.20	$1,042	—%	1.30% to 1.90%	(6.78)%	to	(7.32)%
2017	71	$16.97	to	$16.40	$1,209	—%	1.30% to 1.90%	20.87%	to	20.15%
2016	78	$14.04	to	$13.65	$1,102	—%	1.30% to 1.90%	(0.50)%	to	(1.16)%
2015	113	$14.11	to	$13.81	$1,594	—%	1.30% to 1.90%	(0.14)%	to	(0.65)%
2014	110	$14.13	to	$13.90	$1,554	—%	1.30% to 1.90%	6.64%	to	5.95%

Invesco Small Cap Equity Series I:
2018	253	$22.42	to	$20.45	$5,591	—%	1.30% to 2.00%	(16.16)%	to	(16.77)%
2017	297	$26.74	to	$24.57	$7,855	—%	1.30% to 2.00%	12.59%	to	11.78%
2016	327	$23.75	to	$21.98	$7,700	—%	1.30% to 2.00%	10.62%	to	9.85%
2015	372	$21.47	to	$20.01	$7,928	—%	1.30% to 2.00%	(6.77)%	to	(7.40)%
2014	408	$23.03	to	$21.61	$9,327	—%	1.30% to 2.00%	1.05%	to	0.37%

Invesco Technology Series I:
2018	245	$12.42	to	$11.18	$3,047	—%	1.30% to 1.90%	(1.82)%	to	(2.27)%
2017	292	$12.65	to	$11.44	$3,692	—%	1.30% to 1.90%	33.44%	to	32.56%
2016	284	$9.48	to	$8.63	$2,690	—%	1.30% to 1.90%	(2.07)%	to	(2.60)%
2015	357	$9.68	to	$8.86	$3,452	—%	1.30% to 1.90%	5.45%	to	4.73%
2014	411	$9.18	to	$8.46	$3,772	—%	1.30% to 1.90%	9.68%	to	9.02%

Invesco Value Opportunities Series I:
2018	204	$14.27	to	$13.09	$2,905	0.31%	1.40% to 2.00%	(20.28)%	to	(20.76)%
2017	247	$17.90	to	$16.52	$4,385	0.39%	1.40% to 2.00%	15.78%	to	15.12%
2016	297	$15.46	to	$14.35	$4,558	0.41%	1.40% to 2.00%	16.68%	to	15.91%
2015	338	$13.25	to	$12.38	$4,445	2.63%	1.40% to 2.00%	(11.67)%	to	(12.14)%
2014	360	$15.00	to	$14.09	$5,348	1.37%	1.40% to 2.00%	5.19%	to	4.53%

Janus Henderson Enterprise Service Shares:
2018	417	$20.63	to	$18.50	$8,592	0.13%	1.30% to 1.90%	(1.95)%	to	(2.53)%
2017	465	$21.04	to	$18.98	$9,775	0.52%	1.30% to 1.90%	25.46%	to	24.70%
2016	519	$16.77	to	$15.22	$8,696	0.71%	1.30% to 1.90%	10.69%	to	9.97%
2015	580	$15.15	to	$13.84	$8,794	0.76%	1.30% to 1.90%	2.43%	to	1.84%
2014	643	$14.79	to	$13.59	$9,503	0.03%	1.30% to 1.90%	10.79%	to	10.13%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Janus Henderson Flexible Bond Service Shares:
2018	188	$10.05	to	$9.66	$1,858	2.64%	0.75% to 2.00%	0.70%	to	(3.30)%
2017	213	$10.13	to	$9.99	$2,165	2.61%	1.00% to 2.00%	1.30%	to	1.32%
2016	194	$10.03	to	$9.86	$1,933	3.06%	1.15% to 2.00%	1.01%	to	(1.40)%
2015	80	$9.93	to	$9.90	$796	2.28%	1.15% to 1.40%	(1.19)%	to	(1.39)%
2014 (6)	7	$10.05	to	$10.04	$73	4.49%	1.15% to 1.40%	(0.10)%	to	(0.20)%

LargeCap Growth Class 1:
2018	2,219	$4.06	to	$33.97	$39,308	0.22%	0.51% to 2.00%	(7.69)%	to	(9.16)%
2017	2,338	$4.40	to	$33.97	$48,371	0.37%	0.43% to 2.00%	34.32%	to	32.23%
2016	2,502	$3.27	to	$25.69	$40,322	0.27%	0.40% to 2.00%	(5.53)%	to	(7.02)%
2015	2,849	$3.46	to	$27.63	$49,543	0.14%	0.47% to 2.00%	4.54%	to	2.91%
2014	3,191	$3.31	to	$26.85	$53,469	0.54%	0.41% to 2.00%	10.65%	to	8.92%

LargeCap Growth Class 2:
2018	153	$8.71	to	$11.78	$1,526	0.13%	0.75% to 1.40%	(13.33)%	to	(8.82)%
2017	54	$12.08	to	$12.92	$682	0.16%	1.00% to 1.40%	20.32%	to	32.65%
2016	31	$9.80	to	$9.74	$307	0.10%	1.15% to 1.40%	(6.40)%	to	(6.70)%
2015	42	$10.47	to	$10.44	$442	—%	1.15% to 1.40%	3.46%	to	3.26%
2014 (6)	1	$10.12	to	$10.11	$6	—%	1.15% to 1.40%	(0.39)%	to	(0.49)%

LargeCap Growth I Class 1:
2018	1,582	$3.07	to	$70.22	$102,803	0.04%	0.61% to 2.00%	3.16%	to	1.55%
2017	1,778	$2.98	to	$69.15	$112,164	0.03%	0.42% to 2.00%	33.15%	to	31.07%
2016	1,955	$2.24	to	$52.76	$94,521	—%	0.41% to 2.00%	0.84%	to	(0.73)%
2015	2,158	$2.22	to	$53.15	$105,642	0.23%	0.45% to 2.00%	7.32%	to	5.62%
2014	2,292	$2.07	to	$50.32	$109,226	0.12%	0.41% to 2.00%	8.16%	to	6.47%

LargeCap Growth I Class 2:
2018	288	$9.67	to	$13.33	$3,159	—%	0.75% to 1.40%	(3.88)%	to	1.91%
2017	57	$12.12	to	$13.08	$702	—%	1.00% to 1.40%	21.08%	to	31.46%
2016	13	$9.99	to	$9.95	$127	—%	1.15% to 1.40%	—%	to	(0.30)%
2015 (8)	49	$9.99	to	$9.98	$491	0.50%	1.15% to 1.40%	(0.60)%	to	(0.70)%

LargeCap S&P 500 Index Class 1:
2018	5,075	$2.56	to	$17.84	$88,547	1.69%	0.47% to 2.00%	(4.98)%	to	(6.45)%
2017	5,160	$2.70	to	$19.07	$104,391	1.65%	0.42% to 2.00%	20.98%	to	19.11%
2016	5,486	$2.23	to	$16.01	$92,870	1.66%	0.39% to 2.00%	11.12%	to	9.36%
2015	5,945	$2.01	to	$14.64	$92,317	1.44%	0.48% to 2.00%	0.72%	to	(0.88)%
2014	6,500	$1.99	to	$14.77	$102,363	1.24%	0.37% to 2.00%	12.81%	to	11.05%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
LargeCap S&P 500 Index Class 2:
2018	678	$9.52	to	$11.86	$7,080	1.80%	0.75% to 1.40%	(4.99)%	to	(6.25)%
2017	275	$11.40	to	$12.65	$3,235	2.08%	1.00% to 1.40%	13.77%	to	19.57%
2016	72	$10.63	to	$10.58	$766	2.04%	1.15% to 1.40%	10.04%	to	9.75%
2015 (8)	16	$9.66	to	$9.64	$151	2.15%	1.15% to 1.40%	(3.69)%	to	(3.89)%

MFS International Value Service Class:
2018	531	$9.08	to	$10.58	$5,717	0.95%	0.75% to 2.00%	(8.93)%	to	(11.46)%
2017	548	$11.76	to	$11.95	$6,698	1.47%	1.00% to 2.00%	17.72%	to	24.35%
2016	336	$10.61	to	$9.61	$3,308	1.38%	1.15% to 2.00%	2.61%	to	1.69%
2015	160	$10.34	to	$9.45	$1,563	2.01%	1.15% to 2.00%	5.19%	to	(5.41)%
2014 (6)	6			$9.83	$61	—%	1.15% to 1.40%			(2.09)%

MFS New Discovery Service Class:
2018	197	$9.27	to	$13.05	$2,463	—%	0.75% to 2.00%	(7.67)%	to	(3.62)%
2017	110	$12.00	to	$13.54	$1,497	—%	1.00% to 2.00%	19.05%	to	23.77%
2016	93	$9.84	to	$10.94	$1,031	—%	1.15% to 2.00%	7.54%	to	6.73%
2015	121	$9.15	to	$10.25	$1,253	—%	1.15% to 2.00%	(9.50)%	to	(4.12)%
2014	88	$10.81	to	$10.69	$944	—%	1.30% to 2.00%	(8.70)%	to	(9.33)%

MFS Utilities Service Class:
2018	633	$9.99	to	$22.07	$12,388	0.83%	0.75% to 2.00%	(0.10)%	to	(1.21)%
2017	643	$10.57	to	$22.34	$13,276	4.13%	1.00% to 2.00%	5.38%	to	12.26%
2016	626	$9.08	to	$19.90	$11,829	3.68%	1.15% to 2.00%	9.93%	to	9.04%
2015	626	$8.26	to	$18.25	$10,898	4.07%	1.15% to 2.00%	(15.71)%	to	(16.48)%
2014	550	$9.80	to	$21.85	$12,181	2.02%	1.15% to 2.00%	(2.68)%	to	10.24%

MFS Value Service Class:
2018	192	$24.47	to	$23.10	$4,681	1.28%	1.40% to 2.00%	(11.60)%	to	(12.13)%
2017	226	$27.68	to	$26.29	$6,239	1.70%	1.40% to 2.00%	15.72%	to	15.05%
2016	243	$23.92	to	$22.85	$5,780	1.80%	1.40% to 2.00%	12.20%	to	11.52%
2015	244	$21.32	to	$20.49	$5,168	2.12%	1.40% to 2.00%	(2.34)%	to	(2.89)%
2014	238	$21.83	to	$21.10	$5,175	1.34%	1.40% to 2.00%	8.66%	to	7.98%

MidCap Class 1:
2018	3,361	$12.25	to	$90.97	$283,507	0.28%	0.45% to 2.00%	(6.94)%	to	(8.41)%
2017	3,871	$13.16	to	$99.32	$351,847	0.54%	0.43% to 2.00%	24.99%	to	23.04%
2016	4,359	$10.53	to	$80.72	$324,263	0.41%	0.40% to 2.00%	9.91%	to	8.17%
2015	4,922	$9.58	to	$74.62	$339,892	0.51%	0.48% to 2.00%	1.22%	to	(0.36)%
2014	5,671	$9.46	to	$74.89	$389,291	0.51%	0.40% to 2.00%	12.51%	to	10.75%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Multi-Asset Income Class 1:
2018	17	$10.71	to	$10.51	$183	2.82%	1.30% to 2.00%	(6.87)%	to	(7.56)%
2017	14	$11.50	to	$11.37	$161	1.71%	1.30% to 2.00%	10.58%	to	9.75%
2016 (1)	16	$10.40	to	$10.36	$170	—%	1.30% to 2.00%	4.10%	to	3.70%

Multi-Asset Income Class 2:
2018	4	$9.46	to	$10.61	$43	3.93%	0.75% to 1.40%	(5.31)%	to	(7.26)%
2017	1	$10.68	to	$11.44	$14	—%	1.00% to 1.40%	6.69%	to	10.32%
2016 (10)	—	$10.39	to	$10.37	$—	—%	1.15% to 1.40%	4.00%	to	3.80%

Neuberger Berman AMT Large Cap Value Class I:
2018	169	$22.80	to	$20.91	$3,818	1.16%	1.40% to 2.00%	(2.40)%	to	(3.01)%
2017	196	$23.36	to	$21.56	$4,562	0.57%	1.40% to 2.00%	11.77%	to	11.13%
2016	240	$20.90	to	$19.40	$4,993	0.77%	1.40% to 2.00%	25.60%	to	24.84%
2015	244	$16.64	to	$15.54	$4,048	0.76%	1.40% to 2.00%	(13.02)%	to	(13.57)%
2014	276	$19.13	to	$17.98	$5,241	0.72%	1.40% to 2.00%	8.32%	to	7.66%

Neuberger Berman AMT Mid Cap Growth Portfolio Class S:
2018	223	$9.14	to	$10.94	$2,453	—%	0.75% to 2.00%	(9.05)%	to	(8.45)%
2017	215	$11.77	to	$11.95	$2,599	—%	1.00% to 2.00%	17.00%	to	22.19%
2016	249	$9.46	to	$9.78	$2,448	—%	1.15% to 2.00%	2.94%	to	2.09%
2015 (8)	286	$9.19	to	$9.58	$2,746	—%	1.15% to 2.00%	(8.83)%	to	(4.49)%

Neuberger Berman AMT Sustainable Equity Class I:
2018 (19)	132	$24.40	to	$22.38	$3,205	0.46%	1.40% to 2.00%	(7.01)%	to	(7.60)%
2017	167	$26.24	to	$24.22	$4,355	0.50%	1.40% to 2.00%	16.78%	to	16.11%
2016	204	$22.47	to	$20.86	$4,563	0.67%	1.40% to 2.00%	8.34%	to	7.69%
2015	246	$20.74	to	$19.37	$5,077	0.55%	1.40% to 2.00%	(1.85)%	to	(2.47)%
2014	290	$21.13	to	$19.86	$6,077	0.35%	1.40% to 2.00%	8.81%	to	8.23%

Neuberger Berman AMT Sustainable Equity Class S:
2018 (13)	—	$8.87	to	$8.84	$2	0.97%	0.75% to 1.40%	(11.48)%	to	(11.78)%

Oppenheimer Main Street Small Cap Service Shares:
2018	30	$13.59	to	$13.14	$402	0.06%	1.30% to 1.90%	(11.70)%	to	(12.22)%
2017	39	$15.39	to	$14.97	$602	0.64%	1.30% to 1.90%	12.42%	to	11.80%
2016	41	$13.69	to	$13.39	$555	0.25%	1.30% to 1.90%	16.21%	to	15.43%
2015	48	$11.78	to	$11.60	$561	0.70%	1.30% to 1.90%	(7.32)%	to	(7.86)%
2014	52	$12.71	to	$12.59	$658	0.67%	1.30% to 1.90%	10.23%	to	9.57%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
PIMCO All Asset Administrative Class:
2018	184	$15.01	to	$14.17	$2,747	3.13%	1.40% to 2.00%	(6.71)%	to	(7.26)%
2017	230	$16.09	to	$15.28	$3,688	4.55%	1.40% to 2.00%	11.97%	to	11.29%
2016	268	$14.37	to	$13.73	$3,838	2.58%	1.40% to 2.00%	11.31%	to	10.73%
2015	322	$12.91	to	$12.40	$4,147	3.26%	1.40% to 2.00%	(10.22)%	to	(10.79)%
2014	366	$14.38	to	$13.90	$5,247	5.21%	1.40% to 2.00%	(0.90)%	to	(1.56)%

PIMCO All Asset Advisor Class:
2018	10	$9.39	to	$10.16	$100	3.11%	0.75% to 1.40%	(5.72)%	to	(6.70)%
2017	9	$10.71	to	$10.89	$98	5.25%	1.00% to 1.40%	7.21%	to	11.81%
2016	5	$9.78	to	$9.74	$53	6.46%	1.15% to 1.40%	11.52%	to	11.31%
2015 (8)	—	$8.77	to	$8.75	$—	—%	1.15% to 1.40%	(12.12)%	to	(12.32)%

PIMCO Commodity Real Return Strategy M Class:
2018	5	$8.38	to	$6.93	$44	1.32%	0.75% to 1.40%	(15.86)%	to	(15.59)%
2017	1	$10.24	to	$8.21	$11	11.10%	1.00% to 1.40%	2.40%	to	0.49%
2016	1	$8.20	to	$8.17	$12	0.93%	1.15% to 1.40%	13.26%	to	13.16%
2015 (8)	2	$7.24	to	$7.22	$13	—%	1.15% to 1.40%	(27.45)%	to	(27.66)%

PIMCO High Yield Administrative Class:
2018	1,264	$9.77	to	$14.26	$17,923	5.11%	0.75% to 2.00%	(2.20)%	to	(4.55)%
2017	1,441	$10.34	to	$14.94	$21,731	4.86%	1.00% to 2.00%	3.40%	to	4.48%
2016	1,457	$10.68	to	$14.30	$21,316	5.15%	1.15% to 2.00%	11.13%	to	10.25%
2015	1,190	$9.61	to	$12.97	$15,656	5.25%	1.15% to 2.00%	(2.73)%	to	(3.57)%
2014	1,160	$9.88	to	$13.45	$16,015	5.25%	1.15% to 2.00%	(1.20)%	to	1.28%

PIMCO Low Duration Advisor Class:
2018	105	$10.03	to	$9.52	$1,029	1.79%	0.75% to 2.00%	0.40%	to	(1.75)%
2017	40	$10.00	to	$9.69	$392	1.22%	1.00% to 2.00%	—%	to	(0.82)%
2016	32	$9.90	to	$9.77	$315	1.41%	1.15% to 2.00%	0.10%	to	(0.71)%
2015 (8)	37	$9.89	to	$9.84	$361	11.09%	1.15% to 2.00%	(1.10)%	to	(1.60)%

PIMCO Total Return Administrative Class:
2018	1,741	$10.10	to	$12.05	$21,623	2.54%	0.75% to 2.00%	1.30%	to	(2.51)%
2017	2,027	$10.22	to	$12.36	$26,016	2.02%	1.00% to 2.00%	2.20%	to	2.83%
2016	2,081	$10.19	to	$12.02	$25,990	2.08%	1.15% to 2.00%	1.49%	to	0.67%
2015	2,192	$10.04	to	$11.94	$27,067	4.91%	1.15% to 2.00%	(0.69)%	to	(1.57)%
2014	2,330	$10.11	to	$12.13	$29,159	2.19%	1.15% to 2.00%	(0.30)%	to	2.19%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Principal Capital Appreciation Class 1:
2018	5,616	$20.63	to	$18.42	$91,429	1.13%	0.95% to 2.00%	(4.36)%	to	(5.34)%
2017	6,546	$21.57	to	$19.46	$112,554	1.25%	0.95% to 2.00%	19.63%	to	18.37%
2016	7,551	$18.03	to	$16.44	$109,609	1.12%	0.95% to 2.00%	8.09%	to	6.96%
2015	8,683	$16.68	to	$15.37	$116,745	0.32%	0.95% to 2.00%	1.21%	to	0.13%
2014	1,161	$16.48	to	$15.35	$18,505	3.13%	0.95% to 2.00%	11.35%	to	10.19%

Principal Capital Appreciation Class 2:
2018	201	$9.66	to	$12.56	$2,144	1.04%	0.75% to 1.40%	(3.69)%	to	(4.92)%
2017	82	$11.38	to	$13.21	$999	1.27%	1.00% to 1.40%	13.57%	to	18.79%
2016	39	$11.19	to	$11.12	$432	1.17%	1.15% to 1.40%	7.60%	to	7.34%
2015	61	$10.40	to	$10.36	$632	0.05%	1.15% to 1.40%	0.78%	to	0.48%
2014 (6)	19	$10.32	to	$10.31	$192	—%	1.15% to 1.40%			(0.29)%

Principal LifeTime 2010 Class 1:
2018	1,096	$14.52	to	$14.80	$17,559	2.90%	0.95% to 2.00%	(4.79)%	to	(5.79)%
2017	1,437	$15.25	to	$15.71	$24,297	2.18%	0.95% to 2.00%	10.43%	to	9.25%
2016	1,749	$13.81	to	$14.38	$26,898	2.11%	0.95% to 2.00%	4.23%	to	3.16%
2015	1,925	$13.25	to	$13.94	$28,521	2.18%	0.95% to 2.00%	(2.14)%	to	(3.13)%
2014	2,223	$13.54	to	$14.39	$33,743	2.17%	0.95% to 2.00%	3.83%	to	2.71%

Principal LifeTime 2020 Class 1:
2018	4,619	$15.81	to	$16.60	$83,004	2.65%	0.95% to 2.00%	(6.28)%	to	(7.31)%
2017	5,445	$16.87	to	$17.91	$104,894	1.94%	0.95% to 2.00%	13.91%	to	12.71%
2016	6,348	$14.81	to	$15.89	$107,765	1.93%	0.95% to 2.00%	4.74%	to	3.72%
2015	7,249	$14.14	to	$15.32	$117,718	2.54%	0.95% to 2.00%	(2.01)%	to	(3.10)%
2014	8,649	$14.43	to	$15.81	$143,695	2.31%	0.95% to 2.00%	4.72%	to	3.60%

Principal LifeTime 2020 Class 2:
2018	131	$9.43	to	$10.27	$1,312	3.03%	0.75% to 1.40%	(5.61)%	to	(7.06)%
2017	61	$10.96	to	$11.05	$673	2.29%	1.00% to 1.40%	9.38%	to	13.10%
2016	2	$9.81	to	$9.77	$16	1.84%	1.15% to 1.40%	4.36%	to	4.16%
2015 (8)	2	$9.40	to	$9.38	$16	6.44%	1.15% to 1.40%	(6.00)%	to	(6.20)%

Principal LifeTime 2030 Class 1:
2018	2,985	$16.08	to	$16.88	$54,595	2.32%	0.95% to 2.00%	(7.90)%	to	(8.95)%
2017	3,430	$17.46	to	$18.54	$68,465	1.55%	0.95% to 2.00%	17.10%	to	15.95%
2016	3,830	$14.91	to	$15.99	$64,965	1.63%	0.95% to 2.00%	4.85%	to	3.76%
2015	4,235	$14.22	to	$15.41	$68,802	2.56%	0.95% to 2.00%	(2.00)%	to	(3.02)%
2014	4,403	$14.51	to	$15.89	$73,233	2.15%	0.95% to 2.00%	5.07%	to	3.99%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Principal LifeTime 2030 Class 2:
2018	182	$9.24	to	$10.32	$1,798	2.81%	0.75% to 1.40%	(7.60)%	to	(8.67)%
2017	76	$11.20	to	$11.30	$852	1.91%	1.00% to 1.40%	11.78%	to	16.37%
2016	8	$9.75	to	$9.71	$82	1.50%	1.15% to 1.40%	4.39%	to	4.07%
2015 (8)	2	$9.34	to	$9.33	$16	3.07%	1.15% to 1.40%	(6.69)%	to	(6.79)%

Principal LifeTime 2040 Class 1:
2018	676	$16.60	to	$17.74	$12,970	2.06%	0.95% to 2.00%	(8.69)%	to	(9.67)%
2017	718	$18.18	to	$19.64	$15,164	1.32%	0.95% to 2.00%	19.53%	to	18.24%
2016	782	$15.21	to	$16.61	$13,886	1.47%	0.95% to 2.00%	4.46%	to	3.36%
2015	804	$14.56	to	$16.07	$13,719	2.40%	0.95% to 2.00%	(1.82)%	to	(2.78)%
2014	833	$14.83	to	$16.53	$14,504	2.00%	0.95% to 2.00%	5.25%	to	4.09%

Principal LifeTime 2040 Class 2:
2018	65	$9.13	to	$10.38	$657	2.25%	0.75% to 1.40%	(8.79)%	to	(9.42)%
2017	33	$11.37	to	$11.46	$377	1.58%	1.00% to 1.40%	13.47%	to	18.76%
2016	13	$9.69	to	$9.65	$121	0.38%	1.15% to 1.40%	3.97%	to	3.65%
2015 (8)	—	$9.32	to	$9.31	$—	—%	1.15% to 1.40%	(6.89)%	to	(6.99)%

Principal LifeTime 2050 Class 1:
2018	500	$16.71	to	$17.94	$9,720	2.07%	0.95% to 2.00%	(9.48)%	to	(10.43)%
2017	523	$18.46	to	$20.03	$11,287	1.27%	0.95% to 2.00%	20.97%	to	19.73%
2016	516	$15.26	to	$16.73	$9,242	1.32%	0.95% to 2.00%	4.59%	to	3.46%
2015	520	$14.59	to	$16.17	$8,937	2.52%	0.95% to 2.00%	(1.62)%	to	(2.65)%
2014	493	$14.83	to	$16.61	$8,618	2.19%	0.95% to 2.00%	5.18%	to	4.07%

Principal LifeTime 2050 Class 2:
2018	93	$9.04	to	$10.41	$927	1.71%	0.75% to 1.40%	(9.69)%	to	(10.18)%
2017	68	$11.47	to	$11.59	$778	1.95%	1.00% to 1.40%	14.47%	to	20.23%
2016	9	$9.68	to	$9.64	$84	1.23%	1.15% to 1.40%	3.97%	to	3.77%
2015 (8)	3	$9.31	to	$9.29	$25	3.71%	1.15% to 1.40%	(7.09)%	to	(7.29)%

Principal LifeTime Strategic Income Class 1:
2018	788	$13.43	to	$13.32	$11,401	2.59%	0.95% to 2.00%	(3.93)%	to	(4.93)%
2017	1,004	$13.98	to	$14.01	$15,184	2.32%	0.95% to 2.00%	7.79%	to	6.62%
2016	1,144	$12.97	to	$13.14	$16,092	2.46%	0.95% to 2.00%	3.76%	to	2.74%
2015	1,254	$12.50	to	$12.79	$17,075	2.13%	0.95% to 2.00%	(1.88)%	to	(2.96)%
2014	1,565	$12.74	to	$13.18	$21,738	2.51%	0.95% to 2.00%	3.58%	to	2.49%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Real Estate Securities Class 1:
2018	1,138	$5.51	to	$50.79	$61,500	1.80%	0.39% to 2.00%	(4.62)%	to	(6.12)%
2017	1,312	$5.78	to	$54.10	$75,318	1.74%	0.41% to 2.00%	8.74%	to	7.02%
2016	1,456	$5.32	to	$50.55	$77,554	1.38%	0.42% to 2.00%	5.40%	to	3.76%
2015	1,589	$5.04	to	$48.72	$81,337	1.51%	0.46% to 2.00%	3.77%	to	2.14%
2014	1,761	$4.86	to	$47.70	$87,932	1.59%	0.38% to 2.00%	32.26%	to	30.19%

Real Estate Securities Class 2:
2018	295	$9.96	to	$12.29	$3,271	1.72%	0.75% to 1.40%	(1.39)%	to	(5.82)%
2017	206	$10.62	to	$13.05	$2,537	1.35%	1.00% to 1.40%	5.67%	to	7.41%
2016	325	$12.21	to	$12.15	$3,951	1.02%	1.15% to 1.40%	4.27%	to	4.11%
2015	148	$11.71	to	$11.67	$1,733	1.89%	1.15% to 1.40%	2.81%	to	2.55%
2014 (6)	16	$11.39	to	$11.38	$181	—%	1.15% to 1.40%	3.45%	to	3.36%

Rydex Basic Materials:
2018	52	$8.57	to	$9.69	$490	0.56%	0.75% to 1.40%	(14.04)%	to	(18.57)%
2017	37	$11.36	to	$11.90	$440	0.69%	1.00% to 1.40%	12.92%	to	19.72%
2016	34	$9.98	to	$9.94	$340	—%	1.15% to 1.40%	29.44%	to	29.09%
2015 (8)	—	$7.71	to	$7.70	$—	—%	1.15% to 1.40%	(22.75)%	to	(22.85)%

Rydex Commodities Strategy:
2018	66	$7.90	to	$5.90	$424	3.51%	0.75% to 2.00%	(20.36)%	to	(16.78)%
2017	44	$10.89	to	$7.09	$271	—%	1.00% to 2.00%	8.04%	to	2.31%
2016	46	$5.06	to	$6.93	$270	—%	1.15% to 2.00%	9.29%	to	8.28%
2015	13	$4.63	to	$6.40	$77	—%	1.15% to 2.00%	(34.60)%	to	(35.81)%
2014 (6)	2	$7.08	to	$7.07	$11	—%	1.15% to 1.40%	(20.00)%	to	(20.11)%

Rydex NASDAQ 100:
2018	153	$9.48	to	$14.35	$1,825	—%	0.75% to 1.40%	(6.32)%	to	(3.17)%
2017	103	$11.69	to	$14.82	$1,359	—%	1.00% to 1.40%	16.90%	to	29.32%
2016	51	$11.53	to	$11.46	$581	—%	1.15% to 1.40%	4.82%	to	4.47%
2015	59	$11.00	to	$10.97	$646	—%	1.15% to 1.40%	7.00%	to	6.71%
2014 (6)	9			$10.28	$97	—%	1.15% to 1.40%			(1.34)%

SAM Balanced Portfolio Class 1:
2018	28,289	$2.30	to	$14.33	$432,209	3.06%	0.75% to 2.00%	(5.44)%	to	(6.89)%
2017	32,925	$2.44	to	$15.39	$536,023	2.11%	0.41% to 2.00%	14.73%	to	12.91%
2016	37,771	$2.12	to	$13.63	$541,175	2.10%	0.42% to 2.00%	6.38%	to	4.69%
2015	44,023	$2.00	to	$13.02	$598,643	2.90%	0.42% to 2.00%	(1.23)%	to	(2.76)%
2014	49,402	$2.02	to	$13.39	$687,748	2.66%	0.48% to 2.00%	6.37%	to	4.69%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
SAM Balanced Portfolio Class 2:
2018	1,266	$9.48	to	$10.89	$13,097	3.13%	0.75% to 1.40%	(5.11)%	to	(6.60)%
2017	807	$10.96	to	$11.66	$9,147	2.05%	1.00% to 1.40%	9.38%	to	13.31%
2016	354	$10.35	to	$10.29	$3,651	2.15%	1.15% to 1.40%	5.40%	to	5.11%
2015	383	$9.82	to	$9.79	$3,759	3.22%	1.15% to 1.40%	(2.19)%	to	(2.39)%
2014 (6)	63	$10.04	to	$10.03	$634	—%	1.15% to 1.40%	(0.69)%	to	(0.79)%

SAM Conservative Balanced Portfolio Class 1:
2018	6,934	$15.55	to	$13.88	$102,968	3.31%	0.95% to 2.00%	(4.37)%	to	(5.45)%
2017	8,225	$16.26	to	$14.68	$128,349	2.70%	0.95% to 2.00%	10.39%	to	9.31%
2016	9,706	$14.73	to	$13.43	$137,720	2.52%	0.95% to 2.00%	5.36%	to	4.27%
2015	11,177	$13.98	to	$12.88	$150,875	3.19%	0.95% to 2.00%	(1.69)%	to	(2.79)%
2014	12,217	$14.22	to	$13.25	$168,582	2.97%	0.95% to 2.00%	5.18%	to	4.17%

SAM Conservative Balanced Portfolio Class 2:
2018	584	$9.64	to	$10.66	$6,004	3.25%	0.75% to 1.40%	(3.50)%	to	(5.16)%
2017	473	$10.69	to	$11.24	$5,204	2.97%	1.00% to 1.40%	6.79%	to	9.66%
2016	299	$10.31	to	$10.25	$3,074	2.30%	1.15% to 1.40%	4.88%	to	4.59%
2015	306	$9.83	to	$9.80	$3,002	3.57%	1.15% to 1.40%	(2.09)%	to	(2.29)%
2014 (6)	55	$10.04	to	$10.03	$553	—%	1.15% to 1.40%	(0.50)%	to	(0.59)%

SAM Conservative Growth Portfolio Class 1:
2018	5,607	$16.05	to	$14.33	$85,786	2.71%	0.95% to 2.00%	(7.49)%	to	(8.49)%
2017	6,430	$17.35	to	$15.66	$106,720	1.54%	0.95% to 2.00%	18.67%	to	17.48%
2016	7,042	$14.62	to	$13.33	$98,936	1.43%	0.95% to 2.00%	5.94%	to	4.88%
2015	7,589	$13.80	to	$12.71	$100,958	2.27%	0.95% to 2.00%	(1.99)%	to	(3.05)%
2014	7,463	$14.08	to	$13.11	$101,757	1.82%	0.95% to 2.00%	6.42%	to	5.30%

SAM Conservative Growth Portfolio Class 2:
2018	1,015	$9.29	to	$11.14	$10,749	2.78%	0.75% to 1.40%	(7.01)%	to	(8.09)%
2017	707	$11.28	to	$12.12	$8,479	1.46%	1.00% to 1.40%	12.57%	to	17.78%
2016	562	$10.35	to	$10.29	$5,813	1.16%	1.15% to 1.40%	5.61%	to	5.32%
2015	564	$9.80	to	$9.77	$5,522	2.62%	1.15% to 1.40%	(2.49)%	to	(2.79)%
2014 (6)	43			$10.05	$430	—%	1.15% to 1.40%			(0.79)%

SAM Flexible Income Portfolio Class 1:
2018	8,584	$15.48	to	$13.82	$126,847	3.95%	0.95% to 2.00%	(2.89)%	to	(3.89)%
2017	10,450	$15.94	to	$14.38	$159,705	3.30%	0.95% to 2.00%	7.41%	to	6.28%
2016	11,503	$14.84	to	$13.53	$164,166	3.29%	0.95% to 2.00%	6.00%	to	4.88%
2015	12,622	$14.00	to	$12.90	$170,645	3.57%	0.95% to 2.00%	(2.23)%	to	(3.23)%
2014	13,335	$14.32	to	$13.33	$185,235	3.60%	0.95% to 2.00%	5.06%	to	3.90%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
SAM Flexible Income Portfolio Class 2:
2018	1,231	$9.83	to	$10.53	$12,512	3.98%	0.75% to 1.40%	(1.50)%	to	(3.57)%
2017	757	$10.47	to	$10.92	$8,096	3.56%	1.00% to 1.40%	4.60%	to	6.64%
2016	419	$10.30	to	$10.24	$4,297	3.02%	1.15% to 1.40%	5.53%	to	5.24%
2015	454	$9.76	to	$9.73	$4,421	4.01%	1.15% to 1.40%	(2.69)%	to	(2.89)%
2014 (6)	42	$10.03	to	$10.02	$418	—%	1.15% to 1.40%			(0.50)%

SAM Strategic Growth Portfolio Class 1:
2018	3,391	$15.82	to	$14.12	$50,949	2.32%	0.95% to 2.00%	(9.44)%	to	(10.46)%
2017	3,988	$17.47	to	$15.77	$66,383	1.41%	0.95% to 2.00%	21.07%	to	19.83%
2016	4,536	$14.43	to	$13.16	$62,693	1.44%	0.95% to 2.00%	5.10%	to	4.03%
2015	5,064	$13.73	to	$12.65	$66,773	2.26%	0.95% to 2.00%	(2.49)%	to	(3.58)%
2014	4,851	$14.08	to	$13.12	$65,972	1.52%	0.95% to 2.00%	7.65%	to	6.58%

SAM Strategic Growth Portfolio Class 2:
2018	573	$9.09	to	$11.01	$6,019	2.32%	0.75% to 1.40%	(9.10)%	to	(10.12)%
2017	425	$11.44	to	$12.25	$5,078	1.34%	1.00% to 1.40%	14.17%	to	20.22%
2016	265	$10.25	to	$10.19	$2,708	1.10%	1.15% to 1.40%	4.70%	to	4.41%
2015	169	$9.79	to	$9.76	$1,650	2.36%	1.15% to 1.40%	(2.97)%	to	(3.17)%
2014 (6)	62	$10.09	to	$10.08	$624	—%	1.15% to 1.40%	(0.69)%	to	(0.79)%

Short-Term Income Class 1:
2018	6,315	$12.25	to	$10.98	$73,768	2.12%	0.85% to 2.00%	0.16%	to	(0.99)%
2017	7,454	$12.23	to	$11.09	$87,366	1.92%	0.85% to 2.00%	1.58%	to	0.36%
2016	8,582	$12.04	to	$11.05	$99,558	2.09%	0.85% to 2.00%	1.26%	to	0.09%
2015	9,431	$11.89	to	$11.04	$108,512	2.61%	0.85% to 2.00%	(0.17)%	to	(1.25)%
2014	11,376	$11.91	to	$11.18	$131,612	1.68%	0.85% to 2.00%	0.85%	to	(0.27)%

Short-Term Income Class 2:
2018	345	$10.07	to	$9.99	$3,471	2.34%	0.75% to 1.40%	0.70%	to	(0.20)%
2017	147	$10.02	to	$10.01	$1,473	1.44%	1.00% to 1.40%	0.20%	to	0.30%
2016	106	$10.03	to	$9.98	$1,063	2.38%	1.15% to 1.40%	0.80%	to	0.60%
2015	78	$9.95	to	$9.92	$775	3.33%	1.15% to 1.40%	(0.60)%	to	(0.80)%
2014 (6)	9	$10.01	to	$10.00	$94	—%	1.15% to 1.40%			(0.10)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
SmallCap Class 1:
2018	3,888	$2.52	to	$20.71	$86,881	0.30%	0.56% to 2.00%	(11.27)%	to	(12.65)%
2017	4,394	$2.84	to	$23.71	$112,085	0.37%	0.41% to 2.00%	12.40%	to	10.64%
2016	5,080	$2.53	to	$21.43	$116,092	0.25%	0.37% to 2.00%	16.90%	to	15.09%
2015	5,906	$2.16	to	$18.62	$116,459	0.08%	0.55% to 2.00%	(0.50)%	to	(2.10)%
2014	1,636	$2.17	to	$19.02	$33,528	0.35%	0.45% to 2.00%	4.45%	to	2.81%

SmallCap Class 2:
2018	133	$8.61	to	$10.24	$1,292	0.09%	0.75% to 1.40%	(14.16)%	to	(12.48)%
2017	88	$11.12	to	$11.70	$1,014	0.15%	1.00% to 1.40%	10.10%	to	11.01%
2016	82	$10.58	to	$10.54	$871	0.09%	1.15% to 1.40%	15.75%	to	15.57%
2015 (7)	86	$9.14	to	$9.12	$785	0.09%	1.15% to 1.40%	(7.21)%	to	(7.41)%

T. Rowe Price Blue Chip Growth Portfolio II:
2018	664	$31.89	to	$29.25	$20,946	—%	1.40% to 2.00%	0.25%	to	(0.37)%
2017	685	$31.81	to	$29.36	$21,628	—%	1.40% to 2.00%	33.94%	to	33.15%
2016	701	$23.75	to	$22.05	$16,507	—%	1.40% to 2.00%	(0.88)%	to	(1.47)%
2015	715	$23.96	to	$22.38	$16,984	—%	1.40% to 2.00%	9.26%	to	8.59%
2014	581	$21.93	to	$20.61	$12,613	—%	1.40% to 2.00%	7.34%	to	6.73%

T. Rowe Price Health Sciences Portfolio II:
2018	467	$54.07	to	$49.61	$25,079	—%	1.40% to 2.00%	(0.55)%	to	(1.14)%
2017	524	$54.37	to	$50.18	$28,307	—%	1.40% to 2.00%	25.54%	to	24.79%
2016	580	$43.31	to	$40.21	$24,918	—%	1.40% to 2.00%	(11.95)%	to	(12.49)%
2015	725	$49.19	to	$45.95	$35,403	—%	1.40% to 2.00%	10.89%	to	10.24%
2014	686	$44.36	to	$41.68	$30,107	—%	1.40% to 2.00%	29.40%	to	28.64%

Templeton Global Bond VIP Class 4:
2018	468	$9.91	to	$9.38	$4,505	—%	0.75% to 2.00%	(1.10)%	to	(0.11)%
2017	213	$9.70	to	$9.39	$2,026	—%	1.00% to 2.00%	(3.10)%	to	(0.32)%
2016	126	$9.37	to	$9.42	$1,185	—%	1.15% to 2.00%	1.63%	to	0.86%
2015	116	$9.22	to	$9.34	$1,072	6.23%	1.15% to 2.00%	(5.44)%	to	(6.60)%
2014 (6)	7	$9.75	to	$9.74	$68	—%	1.15% to 1.40%	(2.30)%	to	(2.31)%

Templeton Growth VIP Class 2:
2018	35			$21.14	$737	2.00%	0.85%			(15.54)%
2017	36			$25.03	$891	1.61%	0.85%			17.46%
2016	40			$21.31	$854	2.01%	0.85%			8.72%
2015	44			$19.60	$869	2.66%	0.85%			(7.28)%
2014	45			$21.14	$960	1.34%	0.85%			(3.65)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
The Merger Fund:
2018	17	$10.42	to	$10.40	$180	1.19%	0.75% to 1.40%	4.41%	to	5.58%
2017	1	$10.07	to	$9.85	$6	—%	1.00% to 1.40%	0.60%	to	1.23%
2016	—	$9.77	to	$9.73	$—	—%	1.15% to 1.40%	1.24%	to	0.93%
2015 (8)	—	$9.65	to	$9.64	$—	—%	1.15% to 1.40%	(3.50)%	to	(3.60)%

TOPS Aggressive Growth ETF Portfolio Investor Class:
2018 (13)	2	$8.65	to	$8.59	$20	1.89%	0.75% to 2.00%	(13.67)%	to	(14.27)%

TOPS Balanced ETF Portfolio Investor Class:
2018 (13)	3	$9.32	to	$9.26	$26	3.21%	0.75% to 2.00%	(6.89)%	to	(7.49)%

TOPS Conservative ETF Portfolio Investor Class:
2018 (13)	—	$9.65	to	$9.58	$—	—%	0.75% to 2.00%	(3.50)%	to	(4.20)%

TOPS Growth ETF Portfolio Investor Class:
2018 (13)	4	$8.84	to	$8.78	$34	1.18%	0.75% to 2.00%	(11.78)%	to	(12.38)%

TOPS Moderate Growth ETF Portfolio Investor Class:
2018 (13)	1	$9.16	to	$9.09	$11	—%	0.75% to 2.00%	(8.49)%	to	(9.19)%

VanEck Global Hard Assets Class S:
2018	523	$7.08	to	$7.24	$3,896	—%	0.75% to 2.00%	(28.92)%	to	(29.84)%
2017	550	$10.05	to	$10.32	$5,838	—%	1.00% to 2.00%	(0.59)%	to	(3.82)%
2016	730	$7.08	to	$10.73	$8,017	0.37%	1.15% to 2.00%	41.60%	to	40.45%
2015	665	$5.00	to	$7.64	$5,127	0.03%	1.15% to 2.00%	(34.30)%	to	(34.92)%
2014	591	$7.61	to	$11.74	$7,087	—%	1.15% to 2.00%	(13.82)%	to	(20.94)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.

(2)
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(4)	Commencement of operations, April 24, 2014. Investment income ratios have been annualized for the year ended December 31, 2014.
(5)	Commencement of operations, May 17, 2014. Investment income ratios have been annualized for the year ended December 31, 2014.
(6)	Commencement of operations, November 10, 2014. Investment income ratios have been annualized for the year ended December 31, 2014.
(7)	Commencement of operations, April 17, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(8)	Commencement of operations, May 18, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(9)	Commencement of operations, February 8, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(10)	Commencement of operations, May 23, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(11)	Commencement of operations, April 6, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(12)	Commencement of operations, May 26, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(13)	Commencement of operations, June 11, 2018. Investment income ratios have been annualized for the year ended December 31, 2018.
(14)	Represented the operations of Deutsche Alternative Asset Allocation Class B Division until October 13, 2018.
(15)	Represented the operations of Deutsche Equity 500 Index Class B2 Division until October 13, 2018.
(16)	Represented the operations of Deutsche Small Mid Cap Value Class B Division until October 13, 2018.
(17)	Represented the operations of Invesco Global Health Care Series I Division until June 9, 2018.
(18)	Represented the operations of Invesco Global Health Care Series II Division until June 9, 2018.
(19)	Represented the operations of Neuberger Berman AMT Socially Responsive Class I Division until June 9, 2018.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

Following is a list of divisions and corresponding unit values and total return for divisions that had unit values and/or total return outside the ranges indicated above for applicable years.

Division	2018 Unit Value ($)

Alps/Red Rocks Listed Private Equity Class III	10.24
American Century VP Inflation Protection Class II	9.54, 9.63, 9.74, 9.75 and 12.71
American Century VP Value Class II	22.94
American Funds Insurance Series Asset Allocation Fund Class 4	11.29
American Funds Insurance Series Blue Chip Income and Growth Class 4	11.91
American Funds Insurance Series Global Small Capitalization Fund Class 4	10.74

Division	2018 Unit Value ($)

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	10.96
American Funds Insurance Series Managed Risk Growth Fund Class P2	12.11
American Funds Insurance Series Managed Risk International Fund Class P2	9.40 and 10.43
American Funds Insurance Series New World Fund Class 2	9.53 and 10.02
American Funds Insurance Series New World Fund Class 4	9.66 and 9.89
BlackRock Advantage U.S. Total Market Class III	11.40
BlackRock Global Allocation Class III	9.54, 9.72, 9.75, 9.80 and 9.91
BlackRock iShares Dynamic Allocation Class III	9.93, 10.11, 10.15, 10.21 and 10.32
Calvert EAFE International Index Class F	9.33 and 9.86
Calvert Russell 2000 Small Cap Index Class F	11.54
Calvert S&P MidCap 400 Index Class F	11.63
ClearBridge Small Cap Growth Class II	12.36
Columbia Small Cap Value Class 2	10.89
Core Plus Bond Class 1	2.83, 21.68, 24.04 and 24.17
Core Plus Bond Class 2	10.04
Diversified Balanced Class 2	15.53
Diversified Balanced Managed Volatility Class 2	11.47
Diversified Growth Class 2	16.98
Diversified Growth Managed Volatility Class 2	11.82
Diversified Income Class 2	12.53
Diversified International Class 1	3.17, 24.62, 27.30 and 27.45
Diversified International Class 2	9.43 and 9.63
Dreyfus IP MidCap Stock Service Shares	10.01
DWS Equity 500 Index Class B2	12.61
DWS Small Mid Cap Value Class B	11.38, 11.71 and 11.77
Equity Income Class 1	2.47, 9.33, 9.34, 9.35 and 9.39
Equity Income Class 2	12.37
Fidelity VIP Contrafund Service Class 2	26.56

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

Division	2018 Unit Value ($)
Fidelity VIP Government Money Market Initial Class	0.98, 9.70, 9.85, 9.87, 9.98 and 10.00
Fidelity VIP Government Money Market Service Class 2	9.85 and 9.78
Fidelity VIP Mid Cap Service Class 2	27.74
Fidelity VIP Overseas Service Class 2	16.43
Franklin Global Real Estate VIP Class 2	9.50, 9.54, 9.87, 10.39 and 10.50
Franklin Rising Dividends VIP Class 4	12.59
Goldman Sachs VIT Mid Cap Value Service Shares	9.93
Goldman Sachs VIT Small Cap Equity Insights Service Shares	12.33
Government & High Quality Bond Class 1	2.73, 11.41, 12.06, 12.12, 12.53 and 12.66
Government & High Quality Bond Class 2	9.96
Guggenheim Floating Rate Strategies Series F	10.19, 10.38, 10.42, 10.54 and 10.65
Guggenheim Investments Global Managed Futures Strategy	9.55
Guggenheim Investments Long Short Equity	9.36, 9.53, 9.57, 9.95, 10.06 and 10.17
Guggenheim Investments Multi-Hedge Strategies	9.77
Income Class 2	10.42
International Emerging Markets Class 1	28.42, 31.51 and 31.68
International Emerging Markets Class 2	9.09, 9.61
Invesco Balanced-Risk Allocation Series II	10.52
Invesco Health Care Series II	10.43, 10.57
Invesco International Growth Series II	9.24, 9.50
LargeCap Growth Class 1	3.85, 31.03, 34.41 and 34.59
LargeCap Growth Class 2	11.91
LargeCap Growth I Class 1	70.60, 78.28 and 78.70
LargeCap Growth I Class 2	13.45
LargeCap S&P 500 Index Class 1	17.93, 19.88, 19.99, 21.69 and 21.79
LargeCap S&P 500 Index Class 2	11.97
MFS International Value Service Class	10.61, 10.81, 10.85, 11.75,and 11.87
MFS New Discovery Service Class	13.12, 13.49 and 13.57
MFS Utilities Service Class	23.38
MidCap Class 1	94.46, 101.41 and 101.96
Multi-Asset Income Class 2	10.68
Neuberger Berman AMT Mid Cap Growth Portfolio Class S	11.15
PIMCO All Asset Advisor Class	10.25
PIMCO Commodity Real Return Strategy M Class	8.69
PIMCO High Yield Administrative Class	15.05
PIMCO Total Return Administrative Class	10.06 and 12.77
Principal Capital Appreciation Class 1	11.70 and 11.96
Principal Capital Appreciation Class 2	12.69
Principal LifeTime 2010 Class 1	14.88, 16.13 and 16.21
Principal LifeTime 2020 Class 1	16.69, 18.10 and 18.20
Principal LifeTime 2020 Class 2	10.37
Principal LifeTime 2030 Class 1	16.98, 18.40 and 18.50
Principal LifeTime 2030 Class 2	10.42

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

Division	2018 Unit Value ($)
Principal LifeTime 2040 Class 1	17.84, 19.34 and 19.44
Principal LifeTime 2040 Class 2	10.48
Principal LifeTime 2050 Class 1	18.03, 19.55 and 19.66
Principal LifeTime 2050 Class 2	10.51
Principal LifeTime Strategic Income Class 1	14.51 and 14.59
Real Estate Securities Class 1	51.07, 56.62 and 56.93
Real Estate Securities Class 2	12.42
Rydex Basic Materials	9.78
Rydex Commodities Strategy	4.33, 4.38 and 9.15
Rydex NASDAQ 100	14.51
SAM Balanced Portfolio Class 1	14.40, 15.37, 15.45 and 16.04
SAM Balanced Portfolio Class 2	11.01
SAM Conservative Balanced Portfolio Class 2	10.78
SAM Conservative Growth Portfolio Class 2	11.26
SAM Flexible Income Portfolio Class 2	10.64
SAM Strategic Growth Portfolio Class 2	11.13
Short-Term Income Class 2	10.10
SmallCap Class 1	20.82, 23.08, 23.21 and 30.80
SmallCap Class 2	10.34
The Merger Fund	10.49 and 10.67
VanEck Global Hard Assets Class S	4.80, 4.86, 7.28, 7.67 and 7.71

Division	2018 Total Return (%)

American Funds Insurance Series Global Small Capitalization Fund Class 4	(11.89) and (11.65)
American Funds Insurance Series Managed Risk Growth Fund Class P2	(1.46) and (1.39)
Calvert Russell 2000 Small Cap Index Class F	(12.44) and (12.35)
ClearBridge Small Cap Growth Class II	1.98 and 2.18
Diversified Growth Class 2	(5.860)
Diversified Income Class 2	(3.700)
Fidelity VIP Contrafund Service Class 2	(7.96,) (7.94), (7.74) and (7.54)
Fidelity VIP Mid Cap Service Class 2	(15.81) and (15.67)
Goldman Sachs VIT Small Cap Equity Insights Service Shares	(9.87) and (9.74)
Guggenheim Floating Rate Strategies Series F	(2.17), (2.14), (2.07), (1.93) and (1.77)
LargeCap Growth Class 2	(8.60) and (8.44)
LargeCap Growth I Class 2	2.13 and 2.31
MFS New Discovery Service Class	(3.53), (3.11), (3.09), (3.00), (2.85) and (2.67)
Neuberger Berman AMT Mid Cap Growth Portfolio Class S	(7.86), (7.85), (7.64) and (7.48)
PIMCO Commodity Real Return Strategy M Class	(15.25) and (15.14)
Rydex Commodities Strategy	(16.74), (16.41), (16.37), (16.20), (16.09) and (15.98)
Rydex NASDAQ 100	(2.88) and (2.82)
SmallCap Class 2	(12.15) and (12.05)
Templeton Global Bond VIP Class 4	0.43, 0.52, 0.74, 0.82 and 0.00
The Merger Fund	5.85 and 5.96

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

Division	2017 Unit Value ($)

Alps/Red Rocks Listed Private Equity Class III	11.84
American Century VP Inflation Protection Class II	10.00, 10.05 and 13.27
American Century VP Value Class II	25.62
American Funds Insurance Series Asset Allocation Fund Class 4	12.00
American Funds Insurance Series Blue Chip Income and Growth Class 4	13.22
American Funds Insurance Series Global Small Capitalization Fund Class 4	12.19
American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	11.66
American Funds Insurance Series Managed Risk Growth Fund Class P2	12.29
American Funds Insurance Series New World Fund Class 2	11.29 and 11.83
BlackRock Advantage U.S. Total Market Class III	12.36
BlackRock iShares Alternative Strategies Class III	10.64, 10.78, 10.81 and 10.85
Calvert Russell 2000 Small Cap Index Class F	13.18
Calvert S&P MidCap 400 Index Class F	13.31
ClearBridge Small Cap Growth Class II	12.12
Columbia Small Cap Value Class 2	13.46
Core Plus Bond Class 1	2.89, 22.42, 24.73 and 24.84
Core Plus Bond Class 2	10.32
Deutsche Equity 500 Index Class B2	13.43
Deutsche Small Mid Cap Value Class B	13.86, 14.19 and 14.25
Diversified Balanced Class 2	16.30
Diversified Balanced Managed Volatility Class 2	10.68 and 12.02
Diversified Growth Class 2	18.04
Diversified Growth Managed Volatility Class 2	10.86 and 12.50
Diversified Income Class 2	13.02
Diversified International Class 1	3.87
Dreyfus IP MidCap Stock Service Shares	12.01
Equity Income Class 1	18.15, 19.30 and 19.38
Equity Income Class 2	13.21
Fidelity VIP Contrafund Service Class 2	28.85
Fidelity VIP Government Money Market Initial Class	0.98, 1.00, 9.73, 9.82, 9.84, 9.91 and 9.93
Fidelity VIP Government Money Market Service Class 2	9.78 and 9.83
Fidelity VIP Mid Cap Service Class 2	33.00
Fidelity VIP Overseas Service Class 2	10.71, 10.88 , 11.50, 11.59 and 19.62
Franklin Global Real Estate VIP Class 2	11.30 and 11.39
Franklin Rising Dividends VIP Class 4	13.43
Goldman Sachs VIT Mid Cap Value Service Shares	11.25
Goldman Sachs VIT Small Cap Equity Insights Service Shares	13.68
Government & High Quality Bond Class 1	2.72, 11.53, 12.12, 12.17, 12.54 and 12.65
Government & High Quality Bond Class 2	10.15

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

Division	2017 Unit Value ($)

Guggenheim Floating Rate Strategies Series F	10.47, 10.61, 10.64, 10.77 and 10.86
Guggenheim Investments Long Short Equity	11.72 and 11.81
Guggenheim Investments Multi-Hedge Strategies	10.33 and 10.42
Income Class 2	10.49
International Emerging Markets Class 1	36.68, 40.47 and 40.65
Invesco Balanced-Risk Allocation Series II	11.41
Janus Henderson Flexible Bond Service Shares	10.17 and 10.25
LargeCap Growth Class 1	4.18, 34.12, 37.64 and 37.81
LargeCap Growth Class 2	13.03
LargeCap Growth I Class 1	69.46, 76.63 and 76.97
LargeCap Growth I Class 2	13.17
LargeCap S&P 500 Index Class 1	19.16, 21.13, 21.23, 22.92 and 23.06
LargeCap S&P 500 Index Class 2	12.73
LargeCap Value Class 1	6.17,43.22, 47.68, 47.89 and 64.98
LargeCap Value Class 2	11.77
MFS International Value Service Class	11.98, 12.14, 12.17, 13.19 and 13.30
MFS New Discovery Service Class	13.60, 13.92 and 13.99
MFS Utilities Service Class	10.20, 10.28 and 23.52
MidCap Class 1	12.50, 99.76, 110.05 and 110.54
Multi-Asset Income Class 2	11.49
Neuberger Berman AMT Mid Cap Growth Portfolio Class S	11.58, 11.65 and 12.10
PIMCO All Asset Advisor Class	10.97
PIMCO High Yield Administrative Class	15.68
PIMCO Total Return Administrative Class	13.02
Principal Capital Appreciation Class 1	12.34 and 12.55
Principal Capital Appreciation Class 2	13.32
Principal LifeTime 2010 Class 1	15.78, 17.01 and 17.09
Principal LifeTime 2020 Class 1	17.99, 19.40 and 19.49
Principal LifeTime 2020 Class 2	11.12
Principal LifeTime 2030 Class 1	18.62, 20.08 and 20.17
Principal LifeTime 2030 Class 2	11.37
Principal LifeTime 2040 Class 1	19.73, 21.28 and 21.38
Principal LifeTime 2040 Class 2	11.54
Principal LifeTime 2050 Class 1	20.12, 21.70 and 21.80
Principal LifeTime 2050 Class 2	11.67
Principal LifeTime Strategic Income Class 1	14.07, 15.17 and 15.24
Real Estate Securities Class 1	54.34, 59.95 and 60.22
Real Estate Securities Class 2	13.16
Rydex Basic Materials	11.98
Rydex Commodities Strategy	5.18 and 5.22
Rydex NASDAQ 100	14.94
SAM Balanced Portfolio Class 1	15.46, 16.41,16.48 and 17.06
SAM Balanced Portfolio Class 2	11.75

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

Division	2017 Unit Value ($)

SAM Conservative Balanced Portfolio Class 2	11.33
SAM Conservative Growth Portfolio Class 2	12.22
SAM Flexible Income Portfolio Class 2	11.01
SAM Strategic Growth Portfolio Class 2	12.35
Short-Term Income Class 2	10.10
SmallCap Class 1	23.81, 26.27, 26.39 and 34.86
SmallCap Class 2	11.77
Templeton Global Bond VIP Class 4	9.35
VanEck Global Hard Assets Class S	6.81, 6.86, 10.36, 10.86 and 10.91

Division	2017 Total Return (%)

Alps/Red Rocks Listed Private Equity Class III	23.46
American Century VP Inflation Protection Class II	1.73, 2.23, 2.24, 2.32 and 2.53
American Century VP Value Class II	7.03, 7.15 and 7.34
American Funds Insurance Series Asset Allocation Fund Class 4	14.50

American Funds Insurance Series Blue Chip Income and Growth Class 4	15.36
American Funds Insurance Series Global Small Capitalization Fund Class 4	24.26
American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	13.42
American Funds Insurance Series Managed Risk Growth Fund Class P2	24.52
American Funds Insurance Series Managed Risk International Fund Class P2	27.15
American Funds Insurance Series New World Fund Class 4	27.55
BlackRock Global Allocation Class III	11.56, 12.09, 12.29 and 12.36
BlackRock iShares Alternative Strategies Class III	10.37, 10.91, 10.99 and 11.17
BlackRock iShares Dynamic Allocation Class III	12.66, 13.18, 13.26 and 13.44
BlackRock iShares Dynamic Fixed Income Class III	2.13, 2.22 and 2.42
BlackRock iShares Equity Appreciation Class III	19.28, 19.87, 20.06 and 20.24
Calvert EAFE International Index Class F	23.03
Calvert Russell 2000 Small Cap Index Class F	12.75
Calvert S&P MidCap 400 Index Class F	14.35
ClearBridge Small Cap Growth Class II	22.55
Columbia Limited Duration Credit Class 2	0.40, 0.50 and 0.60
Core Plus Bond Class 2	3.30
Delaware Limited Term Diversified Income Service Class	0.51, 0.61 and 0.81
Deutsche Alternative Asset Allocation Class B	5.84
Deutsche Equity 500 Index Class B2	19.70
Deutsche Small Mid Cap Value Class B	8.03, 8.60, 8.65, 8.70 and 8.82
Diversified Balanced Class 2	9.91

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

Division	2017 Total Return (%)

Diversified Balanced Managed Volatility Class 2	6.59, 8.86, 9.37, 9.42, 9.46 and 9.65
Diversified Growth Class 2	12.61
Diversified Growth Managed Volatility Class 2	8.38, 11.30, 11.78, 11.81, 11.87 and 12.00
Diversified Income Class 2	7.34
Diversified International Class 2	27.30
Dreyfus IP MidCap Stock Service Shares	13.73
Equity Income Class 2	19.44
Fidelity VIP Contrafund Service Class 2	19.83, 19.91 and 20.19
Fidelity VIP Government Money Market Service Class 2	(1.01) and (0.71)
Fidelity VIP Mid Cap Service Class 2	18.83, 18.87 and 19.22
Fidelity VIP Overseas Service Class 2	27.50, 28.21, 28.24, 28.30 and 28.49
Franklin Global Real Estate VIP Class 2	8.40, 8.96, 8.97, 9.04 and 9.20
Franklin Rising Dividends VIP Class 4	19.06
Goldman Sachs VIT Mid Cap Value Service Shares	9.65
Goldman Sachs VIT Multi-Stategy Alternatives Portfolio Service Shares	4.21
Government & High Quality Bond Class 2	0.40
Guggenheim Floating Rate Strategies Series F	1.99, 2.02, 2.11 and 2.26
Guggenheim Investments Global Managed Futures Strategy	7.18, 7.26, 7.27 and 7.37
Income Class 2	3.66
International Emerging Markets Class 2	38.88
Invesco Balanced-Risk Allocation Series II	8.67
Invesco Global Health Care Series II	14.27
Invesco International Growth Series II	21.37
Janus Henderson Flexible Bond Service Shares	1.42, 1.90, 1.92, 2.02 and 2.19
LargeCap Growth Class 2	32.96
LargeCap Growth I Class 2	31.83
LargeCap S&P 500 Index Class 2	19.76
LargeCap Value Class 2	15.17
MFS International Value Service Class	24.40, 25.02, 25.03, 25.21 and 25.35
MFS New Discovery Service Class	23.97, 24.51, 24.59, 24.80 and 24.90
MFS Utilities Service Class	12.86, 12.96 and 13.22
Multi-Asset Income Class 2	10.59
Neuberger Berman AMT Mid Cap Growth Portfolio Class S	22.80, 22.84 and 23.15
PIMCO All Asset Advisor Class	12.17
PIMCO High Yield Administrative Class	5.16, 5.18 and 5.43
PIMCO Low Duration Advisor Class	0.10
PIMCO Total Return Administrative Class	3.46, 3.50 and 3.73
Principal Capital Appreciation Class 2	19.03
Principal LifeTime 2020 Class 2	13.35
Principal LifeTime 2030 Class 2	16.62
Principal LifeTime 2040 Class 2	19.09
Principal LifeTime 2050 Class 2	20.56

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

Division	2017 Total Return (%)

Real Estate Securities Class 2	7.78
Rydex Basic Materials	20.04
Rydex NASDAQ 100	29.58
SAM Balanced Portfolio Class 2	13.53
SAM Conservative Balanced Portfolio Class 2	9.89
SAM Conservative Growth Portfolio Class 2	18.07
SAM Flexible Income Portfolio Class 2	6.89
SAM Strategic Growth Portfolio Class 2	20.49
Short-Term Income Class 2	0.70
SmallCap Class 2	11.25
Templeton Global Bond VIP Class 4	(0.11), 0.32, 0.42 and 0.64
The Merger Fund	1.43

Division	2016 Unit Value ($)

American Century VP Inflation Protection Class II	9.83 and 12.98
American Century VP Value Class II	11.38 and 23.91
American Funds Insurance Series New World Fund Class 2	8.89 and 9.27
Balanced Class 1	3.31 and 29.48
Core Plus Bond Class 1	21.80, 23.93 and 24.01
Deutsche Small Mid Cap Value Class B	11.16, 12.83, 13.06 and 13.11
Diversified Balanced Managed Volatility Class 2	10.05, 10.15, 10.51 and 10.99
Diversified Growth Managed Volatility Class 2	10.09, 10.19, 10.61 and 11.18
Diversified International Class 1	24.03, 26.38 and 26.47
Equity Income Class 1	15.27, 16.16 and 16.22
Fidelity VIP Contrafund Service Class 2	10.69 and 24.06
Fidelity VIP Government Money Market Initial Class	9.84, 9.85, 9.89, 9.90, 9.93 and 9.94
Fidelity VIP Mid Cap Service Class 2	10.76 and 27.77
Fidelity VIP Overseas Service Class 2	8.40, 8.48, 8.97 and 15.30
Government & High Quality Bond Class 1	2.69, 11.53, 12.06, 12.10, 12.42 and 12.52
International Emerging Markets Class 1	26.54, 29.14 and 29.24
LargeCap Growth Class 1	3.12, 25.78, 28.30 and 28.39
LargeCap Growth I Class 1	52.94, 58.11 and 58.31
LargeCap S&P 500 Index Class 1	16.07, 17.64, 17.70, 19.03 and 19.16
LargeCap Value Class 1	5.32, 5.61, 10.10, 12.24, 16.48 and 18.05
MFS New Discovery Service Class	9.80, 10.97, 11.18 and 11.21
MFS Utilities Service Class	9.03 and 20.84
MidCap Class 1	81.00, 88.91 and 89.22
Neuberger Berman AMT Mid Cap Growth Portfolio Class S	9.43 and 9.85
PIMCO High Yield Administrative Class	10.62 and 14.91
PIMCO Total Return Administrative Class	10.13 and 12.58
Principal Capital Appreciation Class 1	10.42 and 10.53
Principal LifeTime 2010 Class 1	14.43, 15.49 and 15.54
Principal LifeTime 2020 Class 1	15.94, 17.11 and 17.16

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

Division	2016 Unit Value ($)

Principal LifeTime 2030 Class 1	16.05, 17.22 and 17.28
Principal LifeTime 2040 Class 1	16.66, 17.88 and 17.94
Principal LifeTime 2050 Class 1	16.79, 18.02 and 18.08
Principal LifeTime Strategic Income Class 1	13.18, 14.15 and 14.20
Real Estate Securities Class 1	50.72, 55.68 and 55.87
Rydex Commodities Strategy	5.03, 6.94, 7.00 and 7.01
SAM Balanced Portfolio Class 1	13.68, 14.45, 14.50 and 14.95
SmallCap Class 1	21.50, 23.60, 23.68 and 31.15
Templeton Global Bond VIP Class 4	9.32, 9.43, 9.51 and 9.53
VanEck Global Hard Assets Class S	7.04, 10.77, 11.24 and 11.28

Division	2016 Total Return (%)

American Funds Insurance Series New World Fund Class 2	3.25
BlackRock iShares Dynamic Allocation Class III	4.06
BlackRock iShares Equity Appreciation Class III	6.95
Fidelity VIP Government Money Market Initial Class	(1.60), (1.50), (1.10), (1.00), (0.70) and (0.60)
Invesco Global Health Care Series I	(13.14) and (2.30)
LargeCap Value Class 1	0.39
MFS New Discovery Service Class	6.71
Rydex Commodities Strategy	8.27

Division	2015 Unit Value ($)

American Century VP Inflation Protection Class II	9.55 and 12.61
American Century VP Value Class II	9.59 and 20.14
American Funds Insurance Series New World Fund Class 2	8.61 and 8.93
Balanced Class 1	3.15 and 28.26
Bond & Mortgage Securities Class 1	2.68, 21.34, 23.31 and 23.37
Deutsche Small Mid Cap Value Class B	9.72,11.22, 11.38 and 11.40
Diversified Balanced Managed Volatility Class 2	9.63, 9.66, 10.02 and 10.47
Diversified Growth Managed Volatility Class 2	9.56, 9.60, 10.00 and 10.54
Diversified International Class 1	3.03, 24.40, 26.65 and 26.72
Equity Income Class 1	13.45, 14.16 and 14.20
Fidelity VIP Contrafund Service Class 2	10.06 and 22.65
Fidelity VIP Mid Cap Service Class 2	9.75 and 25.16
Fidelity VIP Overseas Service Class 2	9.03, 9.07, 9.60 and 16.38
Government & High Quality Bond Class 1	2.66, 11.54, 12.02, 12.05, 12.32 and 12.41
International Emerging Markets Class 1	24.73, 27.01 and 27.08
LargeCap Growth Class 1	3.31, 27.69, 30.25 and 30.32
LargeCap Growth I Class 1	53.28, 58.20 and 58.34
LargeCap S&P 500 Index Class 1	14.68, 16.03, 16.07, 17.20 and 17.33
LargeCap Value Class 1	4.95, 35.52, 38.80 and 38.89
MFS VIT New Discovery Service Class	9.13, 10.28, 10.42 and 10.44
MFS VIT Utilities Service Class	8.23 and 19.00

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

Division	2015 Unit Value ($)

MidCap Class 1	9.14, 74.80, 81.70 and 81.89
Money Market Class 1	1.58, 12.12, 13.23 and 13.27
Neuberger Berman AMT Mid Cap Growth Portfolio Class S	9.18 and 9.59
PIMCO High Yield Administrative Class	9.58 and 13.44
PIMCO Total Return Administrative Class	10.00 and 12.43
Principal Capital Appreciation Class 1	9.73 and 9.77
Principal LifeTime 2010 Class 1	13.97, 14.92 and 14.96
Principal LifeTime 2020 Class 1	15.36, 16.40 and 16.44
Principal LifeTime 2030 Class 1	15.45, 16.50 and 16.54
Principal LifeTime 2040 Class 1	16.10, 17.20 and 17.24
Principal LifeTime 2050 Class 1	16.21, 17.31 and 17.35
Principal LifeTime Strategic Income Class 1	12.82, 13.69 and 13.73
Real Estate Securities Class 1	48.84, 53.34 and 53.47
Rydex Commodities Strategy	4.62, 6.41 and 6.43
SAM Balanced Portfolio Class 1	13.05, 13.71, 13.75 and 14.13
SmallCap Blend Class 1	18.67, 20.39, 20.44 and 26.76
Templeton Global Bond VIP Class 4	9.19, 9.35, 9.37 and 9.38
Van Eck Global Hard Assets Service Class	4.98, 7.65, 7.95 and 7.97

Division	2015 Total Return (%)

American Century VP Inflation Protection Class II	(3.310)
Diversified Balanced Managed Volatility Class 2	(3.60) and (3.30)
Diversified Growth Managed Volatility Class 2	(4.50) and (4.10)
Fidelity VIP Overseas Service Class 2	(9.43) and (9.03)
LargeCap Value Class 1	(1.570)
MFS VIT New Discovery Service Class	(9.69), (4.01), (3.52) and (3.42)
Neuberger Berman AMT Mid Cap Growth Portfolio Class	(8.93) and (4.39)
Principal Capital Appreciation Class 1	(1.72) and (1.31)

Division	2014 Unit Value ($)

American Century VP Inflation Protection Class II	9.93 and 13.11
American Century VP Value Class II	10.14 and 21.26
Balanced Class 1	3.16 and 28.15
Bond & Mortgage Securities Class 1	2.71, 21.86, 23.76 and 23.79
Diversified Balanced Managed Volatility Class 2	10.62
Diversified Growth Managed Volatility Class 2	10.68
Diversified International Class 1	3.06, 24.96, 27.13 and 27.16
DWS Small Mid Cap Value Class B	10.08, 11.70, 11.80 and 11.81
Equity Income Class 1	14.27, 14.95 and 14.97
Fidelity VIP Contrafund Service Class 2	10.16 and 22.88
Fidelity VIP Mid Cap Service Class 2	10.05 and 25.94
Fidelity VIP Overseas Service Class 2	16.08
Government & High Quality Bond Class 1	2.65, 11.67, 12.09, 12.11, 12.34 and 12.42

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

Division	2014 Unit Value ($)

International Emerging Markets Class 1	29.24, 31.78 and 31.82
LargeCap Growth Class 1	3.17, 26.88, 29.22 and 29.26
LargeCap Growth I Class 1	50.39, 54.76 and 54.84
LargeCap S&P 500 Index Class 1	14.79, 16.07, 16.10, 17.15 and 17.30
LargeCap Value Class 1	5.03, 5.29, 9.73, 11.67, 15.70 and 17.16
MFS VIT Utilities Service Class	22.60
MidCap Class 1	9.05, 75.00, 81.51 and 81.62
Money Market Class 1	12.35, 13.42 and 13.44
PIMCO High Yield Administrative Class	13.86
PIMCO Total Return Administrative Class	12.55
Principal LifeTime 2010 Class 1	14.41, 15.31 and 15.33
Principal LifeTime 2020 Class 1	15.84, 16.82 and 16.85
Principal LifeTime 2030 Class 1	15.91, 16.91 and 16.93
Principal LifeTime 2040 Class 1	16.55, 17.59 and 17.61
Principal LifeTime 2050 Class 1	16.63, 17.67 and 17.70
Principal LifeTime Strategic Income Class 1	13.20, 14.02 and 14.04
Real Estate Securities Class 1	47.76, 51.91 and 51.98
SAM Balanced Portfolio Class 1	13.41, 14.02, 14.04 and 14.38
SmallCap Blend Class 1	19.05, 20.70, 20.73 and 27.02
SmallCap Growth II Class 1	16.16, 16.32, 16.68, 17.56 and 17.59
SmallCap Value I Class 1	34.27, 37.24 and 37.30
Van Eck Global Hard Assets Service Class	11.75, 12.14 and 12.16

Division	2014 Total Return (%)

American Century VP Inflation Protection Class II	(1.10) and 1.86
American Century VP Value Class II	11.48
Diversified Balanced Managed Volatility Class 2	5.46
Diversified Growth Managed Volatility Class 2	5.53
DWS Small Mid Cap Value Class B	3.08 and 3.69
Fidelity VIP Contrafund Service Class 2	10.11
Fidelity VIP Mid Cap Service Class 2	4.60
LargeCap Value Class 1	10.70
MFS VIT Utilities Service Class	10.89
Money Market Class 1	(1.91), (1.49), (1.40), (1.32), (0.92), (0.86), (0.64) and (0.42)
PIMCO High Yield Administrative Class	1.91
PIMCO Total Return Administrative Class	2.78
SAM Strategic Growth Portfolio Class 1	6.57
Van Eck Global Hard Assets Service Class	(13.720)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

7. Subsequent Events

Separate Account B performed an evaluation of subsequent events through April 29, 2019, and determined no items required recognition or disclosure.

APPENDIX B - Principal Life Insurance Company Financials

Report of Independent Auditors
The Board of Directors and Stockholders
Principal Life Insurance Company
We have audited the accompanying consolidated financial statements of Principal Life Insurance Company, which comprise the consolidated statements of financial position as of December 31, 2018 and 2017, and the related statements of operations, comprehensive income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2018, and the related notes to the consolidated financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Opinion
In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2018 and 2017, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.
Required Supplementary Information
Accounting principles generally accepted in the United States require that the Claims Development and Claim Duration and Payout information presented as unaudited within the Short-Duration Contracts disclosure on pages 54-58 be presented to supplement the financial statements. Such information, although not a part of the financial statements, is required by the Financial Accounting Standards Board who considers it to be an essential part of financial reporting for placing the financial statements in an appropriate operational, economic, or historical context. We have applied certain limited procedures to the required supplementary information in accordance with auditing standards generally accepted in the United States, which consisted of inquiries of management about the methods of preparing the information and comparing the information for consistency with management’s responses to our inquiries, the financial statements, and other knowledge we obtained during our audit of the financial statements. We do not express an opinion or provide any assurance on the information because the limited procedures do not provide us with sufficient evidence to express an opinion or provide any assurance.
/s/ Ernst & Young LLP
Des Moines, Iowa
March 15, 2019

Principal Life Insurance Company
Consolidated Statements of Financial Position
	December 31, 2018	December 31, 2017
	(in millions)
Assets
Fixed maturities, available-for-sale (2018 and 2017 include $94.5 million and $268.0 million related to
consolidated variable interest entities)	$56,275.3	$55,429.4
Fixed maturities, trading	165.5	49.1
Equity securities	84.8	100.1
Mortgage loans	14,662.2	13,452.1
Real estate (2018 and 2017 include $364.0 million and $370.3 million related to consolidated variable
interest entities)	1,726.3	1,732.6
Policy loans	755.9	765.7
Other investments (2018 and 2017 include $44.1 million and $49.0 million related to consolidated variable
interest entities and $23.6 million and $61.0 million measured at fair value under the fair value option)	1,752.5	1,270.2
Total investments	75,422.5	72,799.2
Cash and cash equivalents	1,806.3	923.4
Accrued investment income	615.5	591.0
Premiums due and other receivables	1,618.2	1,708.1
Deferred acquisition costs	3,680.4	3,331.7
Property and equipment	692.9	688.1
Goodwill	75.1	75.1
Other intangibles	22.2	24.8
Separate account assets	107,343.0	117,300.8
Other assets	1,135.9	1,193.8
Total assets	$192,412.0	$198,636.0

Liabilities
Contractholder funds	$36,861.7	$35,330.2
Future policy benefits and claims	30,565.5	27,681.9
Other policyholder funds	727.2	796.0
Long-term debt (2018 and 2017 include $58.4 million and $2.8 million related to consolidated variable
interest entities)	129.1	50.5
Income taxes currently payable	—	10.5
Deferred income taxes	1,029.4	1,258.0
Separate account liabilities	107,343.0	117,300.8
Other liabilities (2018 and 2017 include $101.3 million and $269.3 million related to consolidated variable
interest entities)	6,904.9	6,237.7
Total liabilities	183,560.8	188,665.6

Stockholder's equity
Common stock, par value $1.00 per share - 5.0 million shares authorized, 2.5 million shares issued
and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	6,331.6	6,346.0
Retained earnings	2,441.2	2,238.1
Accumulated other comprehensive income	55.5	1,359.8
Total stockholder's equity attributable to Principal Life Insurance Company	8,830.8	9,946.4
Noncontrolling interest	20.4	24.0
Total stockholder's equity	8,851.2	9,970.4
Total liabilities and stockholder's equity	$192,412.0	$198,636.0

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Revenues
Premiums and other considerations	$6,092.4	$5,999.4	$5,024.5
Fees and other revenues	2,222.2	2,182.1	2,000.5
Net investment income	3,022.9	2,833.7	2,666.1
Net realized capital gains, excluding impairment losses on available-for-sale
securities	121.8	451.7	194.7
Net other-than-temporary impairment (losses) recoveries on available-
for-sale securities	10.6	(30.00)	(93.70)
Other-than-temporary impairment losses on fixed maturities, available-
for-sale reclassified from other comprehensive income	(39.70)	(49.70)	(3.10)
Net impairment losses on available-for-sale securities	(29.10)	(79.70)	(96.80)
Net realized capital gains	92.7	372.0	97.9
Total revenues	11,430.2	11,387.2	9,789.0
Expenses
Benefits, claims and settlement expenses	7,542.0	7,317.9	6,339.5
Dividends to policyholders	123.6	124.6	156.6
Operating expenses	2,363.5	2,226.7	2,099.3
Total expenses	10,029.1	9,669.2	8,595.4
Income from continuing operations before income taxes	1,401.1	1,718.0	1,193.6
Income taxes (benefits)	146.8	(518.40)	211.9
Income from continuing operations, net of related income taxes	1,254.3	2,236.4	981.7
Income from discontinued operations, net of related income taxes	—	37.0	131.6
Net income	1,254.3	2,273.4	1,113.3
Net income attributable to noncontrolling interest	3.3	2.4	26.6
Net income attributable to Principal Life Insurance Company	$1,251.0	$2,271.0	$1,086.7

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Comprehensive Income

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Net income	$1,254.3	$2,273.4	$1,113.3
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	(1,513.30)	619.9	103.8
Noncredit component of impairment losses on fixed maturities, available-for-sale	26.5	27.4	0.3
Net unrealized gains (losses) on derivative instruments	8.0	(49.10)	10.2
Net unrecognized postretirement benefit obligation	(67.60)	13.3	2.9
Other comprehensive income (loss)	(1,546.40)	611.5	117.2
Comprehensive income (loss)	(292.10)	2,884.9	1,230.5
Comprehensive income attributable to noncontrolling interest	3.3	2.4	26.6
Comprehensive income (loss) attributable to Principal Life Insurance Company	$(295.40)	$2,882.5	$1,203.9

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Stockholder's Equity

				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder's
	stock	capital	earnings	income	interest	equity
	(in millions)
Balances as of January 1, 2016	$2.5	$5,334.4	$2,232.6	$641.3	$43.4	$8,254.2
Capital distributions to parent	—	(20.00)	—	—	—	(20.00)
Stock-based compensation and
additional related tax benefits	—	59.7	(4.40)	—	0.4	55.7
Net true-up of assets transferred to affiliate due to
prior year change in benefit plan sponsorship	—	(68.50)	—	(10.10)	—	(78.60)
Dividends to parent	—	—	(1,175.00)	—	—	(1,175.00)
Distributions to noncontrolling interest	—	—	—	—	(33.00)	(33.00)
Contributions from noncontrolling interest	—	—	—	—	5.5	5.5
Net income	—	—	1,086.7	—	26.6	1,113.3
Other comprehensive income	—	—	—	117.2	—	117.2
Balances as of December 31, 2016	2.5	5,305.6	2,139.9	748.4	42.9	8,239.3
Capital distributions to parent	—	(27.50)	—	—	—	(27.50)
Stock-based compensation	—	41.9	(3.00)	—	0.1	39.0
Net true-up of tax asset transferred to affiliate due
to prior year change in benefit plan sponsorship	—	(3.00)	—	—	—	(3.00)
Dividends to parent	—	—	(1,818.40)	—	—	(1,818.40)
Distributions to noncontrolling interest	—	—	—	—	(3.10)	(3.10)
Contributions from noncontrolling interest	—	—	—	—	6.0	6.0
Purchase of subsidiary shares from noncontrolling
interest	—	(5.10)	—	—	(1.30)	(6.40)
Sale of subsidiary to parent, net of related income
taxes, as part of a common control transaction	—	1,034.1	(351.40)	(0.10)	(23.00)	659.6
Net income	—	—	2,271.0	—	2.4	2,273.4
Other comprehensive income	—	—	—	611.5	—	611.5
Balances as of December 31, 2017	2.5	6,346.0	2,238.1	1,359.8	24.0	9,970.4
Capital distributions to parent	—	(21.60)	—	—	—	(21.60)
Stock-based compensation	—	28.6	(2.20)	—	—	26.4
Dividends to parent	—	—	(840.00)	—	—	(840.00)
Distributions to noncontrolling interest	—	—	—	—	(8.30)	(8.30)
Contributions from noncontrolling interest	—	—	—	—	3.0	3.0
Purchase of subsidiary shares from noncontrolling
interest	—	(21.40)	—	—	(1.60)	(23.00)
Effects of implementation of accounting change
related to equity investments, net	—	—	(0.10)	0.1	—	—
Effects of implementation of accounting change
related to revenue recognition, net	—	—	36.4	—	—	36.4
Effects of implementation of accounting change
related to the reclassification of certain tax
effects, net	—	—	(242.00)	242.0	—	—
Net income	—	—	1,251.0	—	3.3	1,254.3
Other comprehensive loss	—	—	—	(1,546.40)	—	(1,546.40)
Balances as of December 31, 2018	$2.5	$6,331.6	$2,441.2	$55.5	$20.4	$8,851.2

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Cash Flows
	For the year ended December 31,
	2018	2017	2016
	(in millions)
Operating activities
Net income	$1,254.3	$2,273.4	$1,113.3
Adjustments to reconcile net income to net cash provided by operating activities:
Income from discontinued operations, net of related income taxes	—	(37.00)	(131.60)
Net realized capital gains	(92.70)	(372.00)	(97.90)
Depreciation and amortization expense	111.6	112.2	108.3
Amortization of deferred acquisition costs and contract costs	260.6	212.1	262.6
Additions to deferred acquisition costs and contract costs	(419.20)	(397.80)	(377.70)
Stock-based compensation	26.6	39.3	31.5
(Income) loss from equity method investments, net of dividends received	(32.50)	9.7	60.1
Changes in:
Accrued investment income	(24.50)	(27.30)	(41.90)
Net cash flows for trading securities and equity securities with operating intent	(124.80)	171.3	301.5
Premiums due and other receivables	62.2	(360.10)	100.9
Contractholder and policyholder liabilities and dividends	3,324.8	3,251.9	2,019.5
Current and deferred income taxes (benefits)	253.0	(616.40)	61.5
Real estate acquired through operating activities	(89.20)	(82.50)	(58.20)
Real estate sold through operating activities	133.5	1.2	227.6
Other assets and liabilities	244.3	(212.80)	(266.60)
Other	266.5	983.3	755.2
Net adjustments	3,900.2	2,675.1	2,954.8
Net cash provided by operating activities	5,154.5	4,948.5	4,068.1
Investing activities
Fixed maturities available-for-sale and equity securities with intent to hold:
Purchases	(12,392.80)	(12,878.80)	(13,308.70)
Sales	2,701.9	1,142.6	1,368.7
Maturities	6,008.4	8,407.5	7,562.0
Mortgage loans acquired or originated	(3,299.50)	(2,594.00)	(2,798.90)
Mortgage loans sold or repaid	2,085.6	1,724.0	1,968.1
Real estate acquired	(88.10)	(200.50)	(109.70)
Real estate sold	63.5	481.9	35.2
Net purchases of property and equipment	(48.10)	(105.70)	(117.50)
Net change in other investments	(355.30)	(127.90)	(154.30)
Net cash used in investing activities	(5,324.40)	(4,150.90)	(5,555.10)
Financing activities
Proceeds from financing element derivatives	—	0.1	0.4
Payments for financing element derivatives	(65.90)	(77.60)	(87.70)
Excess tax benefits from share-based payment arrangements	—	—	7.8
Purchase of subsidiary shares from noncontrolling interest	(23.00)	(6.40)	—
Dividends paid to parent	(840.00)	(1,818.40)	(1,040.30)
Capital contributions from (distributions to) parent	(21.60)	1,006.6	(16.30)
Issuance of long-term debt	80.2	2.8	12.0
Principal repayments of long-term debt	(1.30)	(56.50)	(54.80)
Net repayments of short-term borrowings	—	(76.50)	(32.30)
Investment contract deposits	7,896.0	9,760.5	10,462.4
Investment contract withdrawals	(6,520.10)	(9,889.90)	(8,373.30)
Net increase in banking operation deposits	553.0	136.6	129.0
Other	(4.50)	(2.50)	6.1
Net cash provided by (used in) financing activities	1,052.8	(1,021.20)	1,013.0
Net increase (decrease) in cash and cash equivalents	882.9	(223.60)	(474.00)
Cash and cash equivalents from continuing operations at beginning of period	923.4	1,147.0	1,621.0
Cash and cash equivalents from continuing operations at end of period	$1,806.3	$923.4	$1,147.0

Discontinued operations (excluded from amounts above):
Net cash provided by operating activities	$—	$47.7	$219.6
Net cash used in investing activities	—	(0.60)	(22.10)
Net cash used in financing activities	—	(44.70)	(138.50)
Net cash and cash equivalents provided by discontinued operations	$—	$2.4	$59.0

Supplemental information:
Cash paid for interest	$3.1	$3.9	$1.2
Cash paid for (received from) income taxes	$(91.20)	$91.0	$189.2

Supplemental disclosure of non-cash activities:
Note receivable from parent in consideration of subsidiaries sold to parent	$—	$300.0	$—
Assets received in kind for pension risk transfer transactions	$—	$—	$594.3
Assets transferred to parent due to change in benefit plan sponsorship	$—	$—	$304.1
Liabilities assumed by parent due to change in benefit plan sponsorship	$—	$—	$(225.50)
Assets and liability changes resulting from exchange agreement to exit real estate joint ventures:
Real estate properties received	$—	$743.2	$—
Long-term debt assumed on real estate properties received	$—	$269.0	$—
Increase in other investments due to discontinuing equity method accounting	$—	$222.4	$—

See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company (“PLIC”) along with its consolidated subsidiaries is a diversified financial services organization offering businesses, individuals and institutional clients a wide range of financial products and services, including retirement and insurance in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).

Basis of Presentation

The accompanying consolidated financial statements include the accounts of PLIC and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.

On May 1, 2017, we sold our ownership interest in Principal Global Investors, LLC (“PGI LLC”) to PFS in connection with a corporate reorganization designed to better utilize and allocate capital internally. PGI LLC met the criteria to be reported as a discontinued operation. See Note 2, Discontinued Operations, for further details. Information included in the notes to the financial statements excludes information applicable to the discontinued operations, unless otherwise noted.

We evaluated subsequent events through March 15, 2019, which was the date our consolidated financial statements were issued.

Consolidation

We have relationships with various special purpose entities and other legal entities that must be evaluated to determine if the entities meet the criteria of a VIE or a voting interest entity (“VOE”). This assessment is performed by reviewing contractual, ownership and other rights, including involvement of related parties, and requires use of judgment. First, we determine if we hold a variable interest in an entity by assessing if we have the right to receive expected losses and expected residual returns of the entity. If we hold a variable interest, then the entity is assessed to determine if it is a VIE. An entity is a VIE if the equity at risk is not sufficient to support its activities, if the equity holders lack a controlling financial interest or if the entity is structured with non-substantive voting rights. In addition to the previous criteria, if the entity is a limited partnership or similar entity, it is a VIE if the limited partners do not have the power to direct the entity’s most significant activities through substantive kick-out rights or participating rights. A VIE is evaluated to determine the primary beneficiary. The primary beneficiary of a VIE is the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. When we are the primary beneficiary, we are required to consolidate the entity in our financial statements. We reassess our involvement with VIEs on a quarterly basis. For further information about VIEs, refer to Note 5, Variable Interest Entities.

If an entity is not a VIE it is considered a VOE. VOEs are generally consolidated if we own a greater than 50% voting interest. If we determine our involvement in an entity no longer meets the requirements for consolidation under either the VIE or VOE models, the entity is deconsolidated. Entities in which we have management influence over the operating and financing decisions but are not required to consolidate, other than investments accounted for at fair value under the fair value option, are reported using the equity method.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Recent Accounting Pronouncements

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Standards not yet adopted:
Targeted improvements to the accounting for long-duration insurance contracts
This authoritative guidance updates certain requirements in the accounting for long-duration insurance and annuity contracts.

1.    The assumptions used to calculate the liability for future policy benefits on traditional and limited-payment contracts will be reviewed and updated periodically. Cash flow assumptions will be reviewed at least annually and updated when necessary with the impact recognized in net income. Discount rate assumptions are prescribed as the current upper-medium grade (low credit risk) fixed income instrument yield and will be updated quarterly with the impact recognized in other comprehensive income (“OCI”).
2.    Market risk benefits, which are certain market-based options or guarantees associated with deposit or account balance contracts, will be measured at fair value. The periodic change in fair value related to instrument-specific credit risk will be recognized in OCI while the remaining change in fair value will be recognized in net income.
3.    Deferred acquisition costs (“DAC”) for all insurance and annuity contracts will be amortized on a constant basis over the expected term of the related contracts.
4.    Additional disclosures are required, including disaggregated rollforwards of significant insurance liabilities and other account balances and disclosures about significant inputs, judgments, assumptions and methods used in measurement.

The guidance for the liability for future policy benefits for traditional and limited-payment contracts and DAC will be applied on a modified retrospective basis; that is, to contracts in force as of the beginning of the earliest period presented based on their existing carrying amounts. An entity may elect to apply the changes retrospectively. The guidance for market risk benefits will be applied retrospectively. Early adoption is permitted.

January 1, 2021
Our implementation and evaluation process to date includes, but is not limited to, identifying and documenting contracts and contract features in scope of the guidance; identifying the actuarial models, systems and processes to be updated; and evaluating our systems solutions for implementing the new guidance. As we progress through our implementation, we will be able to better assess the impact to our consolidated financial statements; however, we expect this guidance to significantly change how we account for many of our insurance and annuity products.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Goodwill impairment testing
This authoritative guidance simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 (which measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill to the carrying amount of that goodwill) from the goodwill impairment test. A goodwill impairment loss will be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Entities will continue to have the option to perform a qualitative assessment to determine if a quantitative impairment test is necessary. Early adoption is permitted.

January 1, 2020
We are currently evaluating the impact this guidance will have on our consolidated financial statements, but do not expect it to have a material impact on our consolidated financial statements. We expect the guidance will reduce complexity and costs associated with performing a Step 2 test, should one be needed in the future. However, the impact on the outcome of any such future impairment assessment will be dependent on modeling factors that are not currently determinable.

Credit losses
This authoritative guidance requires entities to use a current expected credit loss (“CECL”) model to measure impairment for most financial assets that are not recorded at fair value through net income. Under the CECL model, an entity will estimate lifetime expected credit losses considering available relevant information about historical events, current conditions and reasonable and supportable forecasts. The CECL model does not apply to available-for-sale debt securities. This guidance also expands the required credit loss disclosures and will be applied using a modified retrospective approach by recording a cumulative effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. Early adoption is permitted.

January 1, 2020
Our implementation and evaluation process to date includes, but is not limited to, identifying financial assets within scope of the guidance and developing CECL models for the relevant assets. We believe estimated credit losses under the CECL model will generally result in earlier loss recognition for loans and other receivables.

Leases
This authoritative guidance requires lessee recognition of lease assets and lease liabilities on the balance sheet. The concept of an operating lease, where the lease assets and liabilities are off balance sheet, is eliminated under the new guidance. For lessors, the guidance modifies lease classification criteria and accounting for certain types of leases. Other key aspects of the guidance relate to the removal of the current real estate-specific guidance and new presentation and disclosure requirements. Lessees and lessors are required to recognize and measure leases using a modified retrospective approach, which includes certain optional practical expedients that may be elected. We elected the alternative transition method, which allows entities to initially apply the new standard at the adoption date and recognize a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption.

January 1, 2019
Our evaluation process includes, but is not limited to, identifying leases that are within the scope of the guidance, reviewing and documenting our accounting for these contracts, implementing system and process changes and determining disclosure impacts.

The guidance requires us to establish a lease asset and liability for our operating leases. The guidance will be applied at the beginning of the period of adoption and comparative periods will not be restated. Assets and liabilities will increase approximately $102.0 million and $97.0 million, respectively, due to the adoption of this guidance. The impact to total stockholder’s equity will not be material.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Implementation costs in a cloud computing arrangement that is a service contract
This authoritative guidance aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. This guidance can be applied either retrospectively or prospectively and early adoption is permitted.

January 1, 2019
The effective date of the guidance is January 1, 2020; however, we have elected to early-adopt this guidance on a prospective basis, effective January 1, 2019. This guidance will not have a material impact on our consolidated financial statements.

Targeted improvements to accounting for hedging activities
This authoritative guidance updates certain recognition and measurement requirements for hedge accounting. The objective of the guidance is to more closely align the economics of a company’s risk management activities in its financial results and reduce the complexity of applying hedge accounting. The updates include the expansion of hedging strategies that are eligible for hedge accounting, elimination of the separate measurement and reporting of hedge ineffectiveness, presentation of the changes in the fair value of the hedging instrument in the same consolidated statement of operations line as the earnings effect of the hedged item and simplification of hedge effectiveness assessments. This guidance also includes new disclosures and will be applied using a modified retrospective approach by recording a cumulative effect adjustment to retained earnings as of the beginning of the fiscal year of adoption.

	January 1, 2019	This guidance will not have a material impact on our consolidated financial statements.
Premium amortization on purchased callable debt securities
This authoritative guidance applies to entities that hold certain non-contingently callable debt securities, where the amortized cost basis is at a premium to the price repayable by the issuer at the earliest call date. Under the guidance the premium will be amortized to the first call date. This guidance requires adoption through a cumulative effect adjustment to retained earnings as of the beginning of the fiscal year of adoption.

	January 1, 2019	This guidance will not have a material impact on our consolidated financial statements.
Nonemployee share-based payment accounting
This authoritative guidance simplifies the accounting for share-based payments to nonemployees by generally aligning it with the accounting for share-based payments to employees. Under the guidance, the measurement of equity-classified nonemployee awards will be fixed at the grant date, where today the measurement is fixed at performance completion date. The guidance will be applied to equity-classified nonemployee awards for which a measurement date has not been established as of the date of adoption.

	January 1, 2019	This guidance will not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Standards adopted:
Reclassification of certain tax effects from accumulated other comprehensive income
This authoritative guidance permits a reclassification from accumulated other comprehensive income (“AOCI”) to retained earnings for the stranded tax effects resulting from U.S. tax legislation enacted on December 22, 2017, which is referred to as the ‘‘Tax Cuts and Jobs Act’’ (‘‘U.S. tax reform’’). The amount of that reclassification includes the change in corporate income tax rate, as well as an election to include other income tax effects related to the application of U.S. tax reform. The guidance also requires disclosures about stranded tax effects.

January 1, 2018
The effective date of the guidance was January 1, 2019; however, we elected to early adopt the guidance. The guidance was applied at the beginning of the period of adoption and comparative periods were not restated. We reclassified the stranded tax effects in AOCI resulting from U.S. tax reform, which includes the change in corporate income tax rate and an election to reclassify the tax effects of the one-time deemed repatriation tax. A reclassification of $242.0 million was recorded as an increase to AOCI and a decrease to retained earnings.

Revenue recognition
This authoritative guidance replaces all general and most industry specific revenue recognition guidance currently prescribed by U.S. GAAP. The core principle is that an entity recognizes revenue to reflect the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for that good or service. This guidance also provides clarification on when an entity is a principal or an agent in a transaction. In addition, the guidance updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. The guidance may be applied using one of the following two methods: (1) retrospectively to each prior reporting period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application.

January 1, 2018
We adopted the guidance using the modified retrospective approach. The guidance did not have a material impact on our consolidated financial statements. Further details are included under the caption “Adoption of Revenue Recognition Guidance” and in Note 18, Revenues from Contracts with Customers.

Income tax - intra-entity transfers of assets
This authoritative guidance requires entities to recognize current and deferred income tax resulting from an intra-entity asset transfer when the transfer occurs. Prior to issuance of this guidance, U.S. GAAP did not allow recognition of income tax consequences until the asset had been sold to a third party. This guidance requires adoption through a cumulative effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption.

	January 1, 2018	We adopted the guidance using the modified retrospective approach. The guidance did not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Financial instruments - recognition and measurement
This authoritative guidance addresses certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The guidance eliminated the classification of equity securities into different categories (trading or available-for-sale) and requires equity investments to be measured at fair value with changes in the fair value recognized through net income. The guidance also updated certain financial instrument disclosures and eliminated the requirement to disclose the methods and significant assumptions used to estimate the fair value of financial instruments that are measured at amortized cost on the balance sheet.

January 1, 2018
We adopted this guidance using the modified retrospective approach. A cumulative effect adjustment of $0.1 million was recorded as an increase to AOCI and a corresponding decrease to retained earnings. The guidance did not have a material impact on our consolidated financial statements. As of December 31, 2017, we had $94.1 million of equity securities classified as available-for-sale and $6.0 million classified as trading. The consolidated statements of financial position have been updated to eliminate these classifications and present only equity securities. See Note 6, Investments, for further details.

Nonfinancial asset derecognition and partial sales of nonfinancial assets
This authoritative guidance clarifies the scope of the recently established guidance on nonfinancial asset derecognition and the accounting for partial sales of nonfinancial assets. The guidance conforms the derecognition guidance on nonfinancial assets with the model for transactions in the new revenue recognition standard.

	January 1, 2018	The guidance did not have a material impact on our consolidated financial statements.
Presentation of net periodic pension cost and net periodic
  postretirement benefit cost
This authoritative guidance requires that an employer disaggregate the service cost component from the other components of net benefit cost. The guidance also provides explicit guidance on the presentation of the service cost component and the other components of net benefit cost in the consolidated statement of operations and allows only the service cost component of net benefit cost to be eligible for capitalization.

	January 1, 2018	The guidance did not have a material impact on our consolidated financial statements.
Definition of a business
This authoritative guidance clarifies the definition of a business to assist with evaluating when transactions involving an integrated set of assets and activities (a “set”) should be accounted for as acquisitions or disposals of assets or businesses. The guidance requires that when substantially all of the fair value of the gross assets acquired or disposed of is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. The guidance also requires a set to include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output to be considered a business. Lastly, the guidance removes the evaluation of whether a market participant could replace missing elements and narrows the definition of outputs by more closely aligning it with how outputs are described in the revenue recognition guidance. The guidance will be applied prospectively.

	January 1, 2018	The guidance did not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Employee share-based payment accounting
This authoritative guidance changes certain aspects of accounting for and reporting share-based payments to employees including changes related to the income tax effects of share-based payments, tax withholding requirements and accounting for forfeitures. Various transition methods will apply depending on the situation being addressed.

	January 1, 2017	The guidance was adopted prospectively as indicated by the guidance for each area of change and did not have a material impact on our consolidated financial statements.
Short-duration insurance contracts This authoritative guidance requires additional disclosures related to short-duration insurance contracts.	December 31, 2016	The disclosure requirements of this guidance were adopted retrospectively. See Note 10, Insurance Liabilities, for further details.
Net asset value per share as a practical expedient for fair value
This authoritative guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient.

	January 1, 2016	The guidance was adopted retrospectively and did not have a material impact on our consolidated financial statements. See Note 16, Fair Value Measurements, for further details.
Simplifying the presentation of debt issuance costs
This authoritative guidance requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts.

	January 1, 2016	The guidance was adopted retrospectively and did not have a material impact on our consolidated financial statements.
Consolidations
This authoritative guidance makes changes to both the variable interest and voting interest consolidation models and eliminates the investment company deferral for portions of the variable interest model. The amendments in the standard impact the consolidation analysis for interests in investment companies and limited partnerships and similar entities.

	January 1, 2016	The guidance was adopted using the modified retrospective approach. See Note 5, Variable Interest Entities, for further details.

When we adopt new accounting standards, we have a process in place to perform a thorough review of the pronouncement, identify the financial statement and system impacts and create an implementation plan among our impacted business units to ensure we are compliant with the pronouncement on the date of adoption. This includes having effective processes and controls in place to support the reported amounts. Each of the standards listed above is in varying stages in our implementation process based on its issuance and adoption dates. We are on track to implement guidance by the respective effective dates.

Adoption of Revenue Recognition Guidance
On January 1, 2018, we adopted the guidance using the modified retrospective approach. A cumulative effect adjustment of $36.4 million was recorded as an increase to total stockholder’s equity. The impact of the guidance to our consolidated financial statements relates to deferring certain sales compensation related to obtaining customer contracts that was not previously capitalized.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Results of reporting periods beginning January 1, 2018, are presented under the new guidance, while prior period amounts are not adjusted and continue to be reported in accordance with our legacy accounting. The guidance did not have a material impact on our consolidated statements of operations. The impacts to the consolidated statements of financial position were as follows:

Consolidated Statements of Financial Position

	December 31, 2018
			Impact of adopting
			revenue recognition
	As reported	As adjusted (1)	accounting guidance
	(in millions)
Assets
Other assets (2)	$1,135.9	$1,093.4	$42.5
Liabilities
Deferred income taxes	1,029.4	1,020.5	8.9
Stockholder's equity
Total stockholder's equity	8,851.2	8,817.6	33.6

(1) Excludes the impact of adopting revenue recognition accounting guidance.
(2) Includes the contract cost asset.

Use of Estimates in the Preparation of Financial Statements

The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

•	the fair value of investments in the absence of quoted market values;

•	investment impairments and valuation allowances;

•	the fair value of and accounting for derivatives;

•	the DAC and other actuarial balances where the amortization is based on estimated gross profits;

•	the measurement of goodwill, indefinite lived intangible assets, finite lived intangible assets and related impairments or amortization, if any;

•	the liability for future policy benefits and claims;

•	the value of our other postretirement benefit obligation and

•	accounting for income taxes and the valuation of deferred tax assets.

A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Actual results could differ from these estimates.

Closed Block

We operate a closed block (“Closed Block”) for the benefit of individual participating dividend‑paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 8, Closed Block, for further details.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Investments

Fixed maturities include bonds, asset-backed securities (“ABS”), redeemable preferred stock and certain non-redeemable preferred securities. Equity securities include mutual funds, common stock and non-redeemable preferred stock. We classify fixed maturities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. Equity securities are also carried at fair value. See Note 16, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to fixed maturities, available-for-sale, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments associated with DAC and related actuarial balances, derivatives in cash flow hedge relationships and applicable income taxes. Mark-to-market adjustments on equity securities, unrealized gains and losses related to hedged portions of fixed maturities, available-for-sale in fair value hedging relationships and mark-to-market adjustments on fixed maturities, trading are reflected in net realized capital gains (losses). Mark-to-market adjustments related to certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reflected in net investment income.

The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities classified as available-for-sale is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are primarily reported in net income as a component of net realized capital gains (losses), with noncredit impairment losses for certain fixed maturities, available-for-sale reported in OCI. Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net investment income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the property is reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $207.7 million and $210.6 million as of December 31, 2018 and 2017, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income. Any changes in the valuation allowances are reported in net realized capital gains (losses). We measure impairment based upon the difference between carrying value and estimated value less cost to sell. Estimated value is based on either the present value of expected cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses): other-than-temporary impairments of securities and subsequent realized recoveries, mark-to-market adjustments on equity securities, mark-to-market adjustments on fixed maturities, trading, mark-to-market adjustments on certain investment funds, fair value hedge and cash flow hedge ineffectiveness, mark-to-market adjustments on derivatives not designated as hedges, changes in the mortgage loan valuation allowance provision, impairments of real estate held for investment and impairments of equity method investments. Investment gains and losses on sales of certain real estate held for sale due to investment strategy and mark-to-market adjustments on certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reported as net investment income and are excluded from net realized capital gains (losses).

Policy loans and certain other investments are reported at cost. Interests in unconsolidated entities, joint ventures and partnerships are generally accounted for using the equity method. We have other investments reported at fair value or for

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

which the fair value option has been elected in prior periods. See Note 16, Fair Value Measurements, for detail on these investments.

Derivatives

Overview

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include swaps, options and futures. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 16, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.

Accounting and Financial Statement Presentation

We designate derivatives as either:

(a)	a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);

(b)
a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or

(c)	a derivative not designated as a hedging instrument.

Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in net realized capital gains (losses). Any difference between the net change in fair value of the derivative and the hedged item represents hedge ineffectiveness.

Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. Any hedge ineffectiveness is recorded immediately in net income. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the consolidated statements of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative is highly effective and qualifies for hedge accounting treatment, the hedge might have some ineffectiveness.

We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.

If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. The component of AOCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income.

Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts, individual and group annuities that provide periodic income payments, universal life insurance, variable universal life insurance, indexed universal life insurance, term life insurance, participating traditional individual life insurance, group dental and vision insurance, group short-term and long-term disability insurance, group life insurance, individual disability insurance and long-term care insurance. It also includes a provision for dividends on participating policies.

Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life, variable universal life and indexed universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

We hold additional reserves on certain long-duration contracts where benefit features result in gains in early years followed by losses in later years; universal life, variable universal life and indexed universal life insurance contracts that contain no lapse guarantee features; and annuities with guaranteed minimum death benefits.

Reserves for individual and group annuities that provide periodic income payments, nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Participating business represented approximately 7%, 8% and 8% of our life insurance in force and 26%, 29% and 33% of the number of life insurance policies in force as of December 31, 2018, 2017 and 2016, respectively. Participating business represented approximately 34%, 39% and 43% of life insurance premiums for the years ended December 31, 2018, 2017 and 2016, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

be retained by us. At the end of the reporting period, we established a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to net income over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits (“EGPs”).

Short-Duration Contracts

We include the following group products in our short-duration insurance contracts disclosures: long-term disability (“LTD”), group life waiver, dental, vision, short-term disability (“STD”), critical illness, accident and group life.

Future policy benefits and claims include reserves for group life and disability insurance that provide periodic income payments. These reserves are computed using assumptions of mortality, morbidity and investment performance. These assumptions are based on our experience, industry results, emerging trends and future expectations. Future policy benefits and claims also include reserves for incurred but unreported group disability, dental, vision, critical illness, accident and life insurance claims. We recognize claims costs in the period the service was provided to our policyholders. However, claims costs incurred in a particular period are not known with certainty until after we receive, process and pay the claims. We determine the amount of this liability using actuarial methods based on historical claim payment patterns as well as emerging cost trends, where applicable, to determine our estimate of claim liabilities.

We have defined claim frequency as follows for each short-duration product:

•	LTD: Claim frequency is based on submitted reserve claim counts.

•	Group Life Waiver: Claim frequency is based on submitted reserve claim counts, consistent with LTD.

•	Dental and Vision: Claim frequency is based on the claim form, which may include one or more procedures.

•	STD, Critical Illness and Accident: Claim frequency is based on submitted claims.

•	Group Life: Claim frequency is based on submitted life claims (lives, not coverages).

We did not make any significant changes to our methodologies or assumptions used to calculate the liability for unpaid claims for short-duration contracts during 2018.

Liability for Unpaid Claims

The liability for unpaid claims for both long-duration and short-duration contracts is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income. Our liability for unpaid claims does not include any allocated claim adjustment expenses.

We incur claim adjustment expenses for both long-duration and short-duration contracts that cannot be allocated to a specific claim. Our claim adjustment expense liability is estimated using actuarial analyses based on historical trends of expenses and expected claim runout patterns.

See Note 10, Insurance Liabilities, under the caption “Liability for Unpaid Claims” for further details.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Products with fixed and guaranteed premiums and benefits consist principally of whole life and term life insurance policies and individual disability income. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as premium revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

Group life, dental, vision and disability premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.

Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans and other products. Fees and other revenues received for performance of administrative services are recognized as revenue when earned, typically when the service is performed.

Deferred Acquisition Costs

Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Commissions and other incremental direct costs for the acquisition of long-term service contracts are also capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to net income as incurred.

DAC for universal life-type insurance contracts and certain investment contracts are amortized over the expected lifetime of the contracts in relation to EGPs or, in certain circumstances, estimated gross revenues (“EGR”). This amortization is adjusted in the current period when EGPs or EGRs are revised. EGRs include similar assumptions as the revenue component of EGPs and the changes of future estimates and reflection of actual experience and market conditions is done in the same manner as EGPs.

For individual variable universal life insurance, individual variable annuities and group annuities that have separate account U.S. equity investment options, we utilize a mean reversion methodology (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth rate assumption used for the calculation of EGPs.

DAC for participating life insurance policies are amortized in proportion to estimated gross margins (“EGM”) rather than EGPs. EGMs include similar assumption items as EGPs. We stopped selling participating business in the early 2000s. Some products allow for underwritten death benefit increases and cost of living adjustments, resulting in a small amount of new DAC each year, and the amortization schedules are modified as appropriate.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

DAC for non-participating term life insurance and individual disability policies are amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities. Once these assumptions are made for a given policy or group of policies, they will not be changed over the life of the policy unless a loss recognition event occurs.

DAC on insurance policies and investment contracts are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition or impairment is necessary, DAC would be written off to the extent it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

Deferred Acquisition Costs on Internal Replacements

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Long-Term Debt

Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our consolidated statements of financial position. Long-term debt is primarily recorded at the unpaid principal balance, net of unamortized discount, premium and issuance costs.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business in order to limit losses and minimize exposure to significant risks. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. As of December 31, 2018 and 2017, we had $450.4 million and $427.5 million of net ceded reinsurance recoverables related to claims that have been received, respectively. As of December 31, 2018 and 2017, $435.6 million, or 97%, and $417.4 million, or 98%, were with our five largest ceded reinsurers, respectively. Our total amount recoverable from reinsurers includes net ceded reinsurance recoverables related to claims that have been received and reserves ceded to reinsurers; however, it does not reflect potentially offsetting impacts of collateral. As of December 31, 2018 and 2017, the total amount recoverable from reinsurers was $920.8 million and $864.3 million, respectively, and is recognized in premiums due and other receivables.

The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Premiums and other considerations:
Direct	$6,284.8	$6,202.7	$5,254.2
Assumed	327.1	279.8	226.0
Ceded	(519.50)	(483.10)	(455.70)
Net premiums and other considerations	$6,092.4	$5,999.4	$5,024.5

Benefits, claims and settlement expenses:
Direct	$7,528.2	$7,296.3	$6,298.8
Assumed	509.8	441.1	356.9
Ceded	(496.00)	(419.50)	(316.20)
Net benefits, claims and settlement expenses	$7,542.0	$7,317.9	$6,339.5

Separate Accounts

The separate accounts are legally segregated and are not subject to the claims that arise out of any of our other business. The client, rather than us, directs the investments and bears the investment risk of these funds. The separate account assets represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments and are presented as a summary total within the consolidated statements of financial position. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses of the separate accounts are not reflected in the consolidated statements of operations.

As of December 31, 2018 and 2017, the separate accounts included a separate account valued at $94.9 million and $170.5 million, respectively, which primarily included shares of PFG common stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. In the consolidated statements of financial position, the separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability to eligible participants of the qualified plan. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.

Income Taxes

Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. In addition, we file income tax returns in all states and foreign jurisdictions in which we conduct business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities, net operating loss carryforwards and tax credit carryforwards using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in net income in the period in which the change is enacted. Subsequent to a change in tax rates and laws, any stranded tax effects remaining in AOCI will be released only if an entire portfolio is liquidated, sold or extinguished. However, a specific exception to this rule was adopted effective January 1, 2018, to reclassify the stranded tax effects generated by U.S. tax reform from AOCI to retained earnings. Further details are included under the caption “Recent Accounting Pronouncements.”

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Goodwill and Other Intangibles

Goodwill and other intangible assets include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Goodwill is not amortized. Rather, it is tested for impairment during the third quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill is tested at the reporting unit level. Once goodwill has been assigned to a reporting unit, it is no longer associated with a particular acquisition; therefore, all of the activities within a reporting unit, whether acquired or organically grown, are available to support the goodwill value.

Intangible assets with a finite useful life are amortized as related benefits emerge and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.

2. Discontinued Operations

On May 1, 2017, we sold our ownership interest in PGI LLC to PFS. PGI LLC results are subsequently reported as discontinued operations and the results of operations have been removed from our results of continuing operations for all periods presented. Additionally, intercompany eliminations associated with PGI LLC are reported as discontinued operations and have been removed from our results of continuing operations for all periods presented. PGI LLC continues to provide asset management services for us.

Operating results of the discontinued operations, which reflect the net impact of discontinuing PGI LLC and associated intercompany eliminations, were as follows:

	For the year ended December 31,
	2017	2016
	(in millions)
Revenues
Fees and other revenues	$155.9	$513.3
Net investment income	42.7	119.4
Net realized capital gains	1.8	1.6
Total revenues	200.4	634.3
Expenses
Operating expenses	148.5	429.5
Total expenses	148.5	429.5
Income before income taxes	51.9	204.8
Income taxes	14.9	73.2
Income from discontinued operations	37.0	131.6
Income from discontinued operations attributable to
noncontrolling interest	1.5	4.1
Income from discontinued operations attributable to parent	$35.5	$127.5

3. Related Party Transactions

Expense Reimbursements

We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2018, 2017 and 2016, we received $520.7 million, $431.9 million and $272.7 million, respectively, of expense reimbursements from affiliated entities.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Cash Advance Agreement

We and our direct parent, PFS, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash with other affiliates in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFS in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFS to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFS for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from PFS of $173.4 million and $313.0 million as of December 31, 2018 and 2017, respectively, and earned interest of $4.9 million, $1.7 million and $0.7 million during 2018, 2017 and 2016, respectively.

Debt
We have short-term affiliated debt with our parent. See Note 11, Debt, for additional information.

Reinsurance

We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $3,399.2 million and $2,975.3 million as of December 31, 2018 and 2017, respectively. In addition, we recognized premiums and other fees of $555.4 million, $498.9 million and $404.3 million for the years ended December 31, 2018, 2017 and 2016, respectively, associated with this agreement. Furthermore, we recognized expenses of $776.1 million, $700.3 million and $565.0 million for the years ended December 31, 2018, 2017 and 2016, respectively, associated with this agreement.

Sale of Subsidiaries

On May 1, 2017, we sold our ownership interest in PGI LLC to PFS as part of a common control transaction. Accordingly, no gain or loss was recognized on the sale and the amount received in excess of book value was recorded in additional paid-in capital. We received $1,068.4 million in cash and a $300.0 million 10-year note from PFS, with the note balance approximating the carrying value of PGI LLC. The note bears interest at 2.885% with semi-annual principal and interest payments due in May and November each year. Subsequent to the sale, we paid an extraordinary dividend of $1,068.4 million to PFS with the cash proceeds received from the sale.

Following the sale of our ownership of PGI LLC, it continues to provide asset management services for us. We recognized $103.6 million and $65.7 million of asset management fee expense for the years ended December 31, 2018 and 2017, respectively. Prior to the sale of PGI LLC, these expenses were eliminated upon consolidation.

Our ultimate parent, PFG, is a guarantor of notes received from PFS related to the sale of interests in subsidiaries. We recorded interest income on these notes of $11.1 million, $9.4 million and $6.0 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Distribution of Affiliated Products

We receive commission fees, distribution fees and service fees from Principal Securities, Inc. and PGI LLC. Furthermore, we receive management and administrative fees for investments our products sold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenues associated with these fees were $412.0 million, $433.8 million and $409.0 million for the years ended December 31, 2018, 2017 and 2016, respectively. In addition, we pay commission expense to affiliated registered representatives within Principal Securities, Inc. to sell proprietary products. Commission expense was $82.6 million, $84.8 million and $58.8 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Benefit Plans

Effective December 2016, PFG became the sponsor of the qualified defined contribution plans for both employees and individual field agents. Prior to December 2016, we were the sponsor of these plans. We were allocated plan expenses from PFG of $32.1 million, $31.6 million and $3.8 million during 2018, 2017 and 2016, respectively. See Note 13, Employee and Agent Benefits, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Effective December 2016, PFG also became the sponsor of the nonqualified deferred compensation plans for select employees and individual field agents. Prior to December 2016, we were the sponsor of these plans. We were allocated plan expenses from PFG of $2.0 million, $2.4 million, $0.3 million during 2018, 2017 and 2016, respectively. See Note 13, Employee and Agent Benefits, for further details.

In connection with the change in sponsorships in December 2016, we transferred $227.5 million of assets to PFG and PFG assumed $225.5 million of liabilities from us. In addition, deferred tax assets of $72.5 million were transferred to PFG from us associated with the defined contribution and deferred compensation plan sponsorship changes.

Effective January 2016, PFG became the sponsor of the post-65 retiree medical plan for both employees and individual field agents. Prior to January 2016, we were the sponsor of this plan. In connection with the change in sponsorship, we transferred a $4.1 million net postretirement benefit asset for the overfunded status of the plans to PFG. See Note 13, Employee and Agent Benefits, for further details.

PFG is the sponsor of the defined benefit pension plans for both employees and individual field agents. We were allocated $51.2 million, $48.4 million and $48.4 million of pension expense from PFG during 2018, 2017 and 2016, respectively. See Note 13, Employee and Agent Benefits, for further details.

Other Agreements

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our affiliates and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

4. Goodwill and Other Intangible Assets

Goodwill

The carrying amount of goodwill did not have any changes during 2018 and 2017.

Finite Lived Intangible Assets

Amortized intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 15 years were as follows:

	December 31,
	2018	2017
	(in millions)
Gross carrying value	$41.4	$41.4
Accumulated amortization	19.2	16.6
Net carrying value	$22.2	$24.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The amortization expense for intangible assets with finite useful lives was $2.6 million, $2.6 million and $1.7 million for 2018, 2017 and 2016, respectively. As of December 31, 2018, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2019	$2.6
2020	2.4
2021	2.3
2022	2.2
2023	2.0

5. Variable Interest Entities

We have relationships with various types of entities which may be VIEs. Certain VIEs are consolidated in our financial results. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Consolidation” for further details of our consolidation accounting policies. We did not provide financial or other support to investees designated as VIEs for the periods ended December 31, 2018 and December 31, 2017.

Adoption of New Consolidation Guidance

Both the variable interest and voting interest consolidation models were changed under authoritative guidance effective January 1, 2016. The guidance eliminated the investment company deferral for portions of the variable interest model. Prior to January 1, 2016, the primary beneficiary of an investment company VIE was the enterprise who absorbed the majority of the entity’s expected losses, received a majority of the expected residual returns or both. The new guidance requires all VIEs to be assessed under one method to determine the primary beneficiary.

The determination of whether interests in limited partnerships and similar entities are VIEs or VOEs has also changed under the pronouncement, by requiring evaluation of the equity holders’ rights to determine if they have the power to direct the entity’s most significant activities through substantive kick-out rights or participating rights. Limited partnerships and similar entities without these rights are VIEs.

We adopted the guidance using the modified retrospective approach effective January 1, 2016. Under the modified retrospective approach, the cumulative effect of initially applying the new guidance is recognized as of the date of initial application, and comparative periods are not restated. The changes resulting from the adoption were:

•
We invest in partnerships and other funds. Prior to new accounting guidance certain of these investments were VOEs. Upon adoption of new accounting guidance, some of these investments are now considered VIEs. We are not the primary beneficiary of these VIEs.

•
We provide asset management and other services to certain investment structures for which we earn performance-based management fees. These structures were considered VIEs prior to new accounting guidance, and we had a variable interest. We were not the primary beneficiary of these entities as we did not have the obligation to absorb losses or the right to receive benefits of the entities that could be potentially significant to the VIE. Subsequent to new accounting guidance, we no longer consider our fees a variable interest for those investment structures where our fees are deemed to be commensurate with the services provided, consistent with fees for similar services negotiated at arms-length, and we do not have additional interests in the entity that would absorb a significant amount of the entity’s expected losses and expected residual returns of the entity.

Consolidated Variable Interest Entities

Grantor Trusts

We contributed undated subordinated floating rate notes to two grantor trusts. The trusts separated their cash flows by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term, while the residual certificate entitles the holder to interest

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificates and the residual certificates were subsequently sold to third parties. We determined these grantor trusts are VIEs due to insufficient equity to sustain them. We determined we are the primary beneficiary as a result of our contribution of securities into the trusts and our significant continuing interest in the trusts. In 2018, the interest-only certificates from one of the grantor trusts were sold to a third party.

Commercial Mortgage-Backed Securities

We sold commercial mortgage loans to a real estate mortgage investment conduit trust. The trust issued various commercial mortgage-backed securities ("CMBS") certificates using the cash flows of the underlying commercial mortgage loans it purchased. This is considered a VIE due to insufficient equity to sustain itself. We determined we are the primary beneficiary as we retained the special servicing role for the assets within the trust as well as the ownership of the bond class that controls the unilateral kick-out rights of the special servicer.

Real Estate

We invest in several real estate limited partnerships and limited liability companies. The entities invest in real estate properties. Certain of these entities are VIEs based on the combination of our significant economic interest and related voting rights. We determined we are the primary beneficiary as a result of our power to control the entities through our significant ownership. Due to the nature of these real estate investments, the investment balance will fluctuate as we purchase and sell interests in the entities and as capital expenditures are made to improve the underlying real estate.

Sponsored Investment Fund

We invest in certain series of an investment fund. These series are VIEs as the equity holders of each series lack the power to direct the most significant activities of the VIE. We determined we are the primary beneficiary of these series as our interest is more than insignificant and collectively we have the power to direct the most significant activities of the fund.

Assets and Liabilities of Consolidated Variable Interest Entities

The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse were as follows:

	December 31, 2018		December 31, 2017
	Total	Total	Total	Total
	assets	liabilities	assets	liabilities
	(in millions)
Grantor trusts (1)	$95.0	$89.4	$268.8	$253.2
CMBS	6.4	—	9.4	—
Real estate (2)	379.2	70.6	387.1	19.5
Sponsored investment fund (3)	37.7	—	39.7	—
Total	$518.3	$160.0	$705.0	$272.7

(1)
The assets of grantor trusts are primarily fixed maturities, available-for-sale. The liabilities are primarily other liabilities that reflect an embedded derivative of the forecasted transaction to deliver the underlying securities.

(2)	The assets of the real estate VIEs primarily include real estate and cash. Liabilities primarily include long-term debt and other liabilities.

(3)	The assets of the sponsored investment fund include other investments.

Unconsolidated Variable Interest Entities

We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Unconsolidated VIEs include certain CMBS, residential mortgage-backed pass-through securities ("RMBS") and other asset-backed securities (“ABS”). All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

We invest in cash collateralized debt obligations, collateralized bond obligations, collateralized loan obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities. We have determined we are not the primary beneficiary of these entities primarily because we do not control the economic performance of the entities and were not involved with the design of the entities or because we do not have a potentially significant variable interest in the entities for which we are the asset manager.

We have invested in various VIE trusts and similar entities as a debt holder. Most of these entities are classified as VIEs due to insufficient equity to sustain them. In addition, we have an entity classified as a VIE based on the combination of our significant economic interest and lack of voting rights. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in partnerships and other funds, which are classified as VIEs. The entities are VIEs as equity holders lack the power to control the most significant activities of the entities because the equity holders do not have either the ability by a simple majority to exercise substantive kick-out rights or substantive participating rights. We have determined we are not the primary beneficiary because we do not have the power to direct the most significant activities of the entities.

As previously discussed, we sponsor and invest in certain investment funds that are VIEs. We determined we are not the primary beneficiary of the VIEs for which we are the asset manager but do not have a potentially significant variable interest in the funds.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

		Maximum exposure to
	Asset carrying value	loss (1)
	(in millions)
December 31, 2018
Fixed maturities, available-for-sale:
Corporate	$235.3	$222.6
Residential mortgage-backed pass-through securities	2,416.2	2,444.4
Commercial mortgage-backed securities	3,902.8	3,979.4
Collateralized debt obligations	2,416.9	2,447.0
Other debt obligations	7,139.5	7,183.0
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	13.8	13.8
Commercial mortgage-backed securities	13.4	13.4
Collateralized debt obligations (2)	11.8	11.8
Other debt obligations	9.7	9.7
Other investments:
Other limited partnership and fund interests	575.4	968.6

December 31, 2017
Fixed maturities, available-for-sale:
Corporate	$244.2	$224.5
Residential mortgage-backed pass-through securities	2,512.7	2,483.8
Commercial mortgage-backed securities	3,667.0	3,692.6
Collateralized debt obligations	1,359.3	1,372.1
Other debt obligations	5,634.2	5,633.1
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	14.7	14.7
Other investments:
Other limited partnership and fund interests	668.5	1,149.1

(1)
Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale. Our risk of loss is limited to our investment measured at fair value for our fixed maturities, trading. Our risk of loss is limited to our carrying value plus any unfunded commitments and/or guarantees for our other investments. Unfunded commitments are not liabilities on our consolidated statements of financial position because we are only required to fund additional equity when called upon to do so by the general partner or investment manager.

(2)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

6. Investments

Fixed Maturities and Equity Securities

The amortized cost, gross unrealized gains and losses, other-than-temporary impairments in AOCI and fair value of available-for-sale securities were as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

					Other-than-
		Gross	Gross		temporary
	Amortized	unrealized	unrealized		impairments in
	cost	gains	losses	Fair value	AOCI (1)
	(in millions)
December 31, 2018
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,383.7	$16.1	$16.6	$1,383.2	$—
Non-U.S. governments	683.5	61.2	13.9	730.8	—
States and political subdivisions	6,065.7	194.6	94.6	6,165.7	—
Corporate	32,037.2	873.0	821.8	32,088.4	—
Residential mortgage-backed pass-through securities	2,444.4	21.4	49.6	2,416.2	—
Commercial mortgage-backed securities	3,979.4	17.0	93.6	3,902.8	16.3
Collateralized debt obligations (2)	2,447.0	—	30.1	2,416.9	1.2
Other debt obligations	7,214.8	39.2	82.7	7,171.3	36.2
Total fixed maturities, available-for-sale	$56,255.7	$1,222.5	$1,202.9	$56,275.3	$53.7

December 31, 2017
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,281.0	$44.3	$7.6	$1,317.7	$—
Non-U.S. governments	492.1	37.3	1.1	528.3	—
States and political subdivisions	6,404.4	369.2	15.9	6,757.7	—
Corporate	31,555.2	2,113.9	79.9	33,589.2	0.6
Residential mortgage-backed pass-through securities	2,483.8	50.2	21.3	2,512.7	—
Commercial mortgage-backed securities	3,692.6	32.3	57.9	3,667.0	50.6
Collateralized debt obligations (2)	1,372.1	2.7	15.5	1,359.3	0.3
Other debt obligations	5,696.1	41.9	40.5	5,697.5	41.9
Total fixed maturities, available-for-sale	$52,977.3	$2,691.8	$239.7	$55,429.4	$93.4
Total equity securities, available-for-sale	$93.2	$6.3	$5.4	$94.1

(1)
Excludes $64.2 million and $103.0 million as of December 31, 2018 and December 31, 2017, respectively, of net unrealized gains on impaired fixed maturities, available-for-sale related to changes in fair value subsequent to the impairment date, which are included in gross unrealized gains and gross unrealized losses.

(2)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

The amortized cost and fair value of fixed maturities available-for-sale as of December 31, 2018, by expected maturity, were as follows:

	Amortized cost	Fair value
	(in millions)
Due in one year or less	$2,526.2	$2,527.6
Due after one year through five years	10,219.1	10,234.9
Due after five years through ten years	9,990.4	9,826.4
Due after ten years	17,434.4	17,779.2
Subtotal	40,170.1	40,368.1
Mortgage-backed and other asset-backed securities	16,085.6	15,907.2
Total	$56,255.7	$56,275.3

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Net Investment Income

Major components of net investment income were as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Fixed maturities, available-for-sale	$2,249.8	$2,143.2	$2,048.6
Fixed maturities, trading	6.5	4.3	11.1
Equity securities, available-for-sale	—	5.4	5.4
Equity securities, trading	—	—	11.5
Equity securities	4.6	—	—
Mortgage loans	587.8	563.5	530.2
Real estate	158.4	129.1	127.7
Policy loans	39.9	40.5	41.3
Cash and cash equivalents	33.5	12.0	5.5
Derivatives (1)	0.1	(3.20)	(36.10)
Other	83.6	96.6	113.4
Total	3,164.2	2,991.4	2,858.6
Investment expenses	(141.30)	(157.70)	(192.50)
Net investment income	$3,022.9	$2,833.7	$2,666.1

(1) Relates to periodic settlements of derivatives used in fair value and cash flow hedges of fixed maturities, available-for-
sale. See Note 7, Derivative Financial Instruments, for further details.

Net Realized Capital Gains and Losses

Major components of net realized capital gains (losses) on investments were as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$6.8	$10.3	$56.6
Gross losses	(68.80)	(22.70)	(22.40)
Net impairment losses	(29.10)	(79.60)	(95.10)
Hedging, net	(39.60)	(28.50)	(37.90)
Fixed maturities, trading (1)	(7.70)	1.4	(4.60)
Equity securities, available-for-sale:
Net impairment losses	—	(0.10)	(1.70)
Equity securities, trading (2)	—	(1.30)	(5.30)
Equity securities (3)	0.8	—	—
Mortgage loans	6.4	9.2	4.4
Derivatives	79.2	(195.80)	198.8
Other (4)	144.7	679.1	5.1
Net realized capital gains	$92.7	$372.0	$97.9

(1)
Unrealized gains (losses) on fixed maturities, trading still held at the reporting date were $(7.6) million, $2.7 million and $(3.4) million for the years ended December 31, 2018, 2017 and 2016, respectively.

(2)	Unrealized gains (losses) on equity securities, trading still held at the reporting date were $(1.2) million and $0.4 million for the years ended December 31, 2017 and 2016, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

(3)	Unrealized gains (losses) on equity securities still held at the reporting date were $(12.5) million for the year ended December 31, 2018.

(4)	Other gains in 2018 primarily include a gain from the sale of an equity method investment. See Real Estate Transactions, for further details relating to other gains in 2017.

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $2,658.1 million, $1,149.8 million and $1,370.0 million in 2018, 2017 and 2016, respectively.

Other-Than-Temporary Impairments

We have a process in place to identify fixed maturity securities that could potentially have an impairment that is other than temporary. Prior to 2018, we also used this process to assess equity securities for impairment. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, all securities are reviewed to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest rate related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) for structured securities, the adequacy of the expected cash flows; (5) for fixed maturities, our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and (6) for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value. To the extent we determine a security is deemed to be other than temporarily impaired, an impairment loss is recognized.

The way in which impairment losses on fixed maturities are recognized in the financial statements is dependent on the facts and circumstances related to the specific security. If we intend to sell a security or it is more likely than not that we would be required to sell a security before the recovery of its amortized cost, we recognize an other-than-temporary impairment in net income for the difference between amortized cost and fair value. If we do not expect to recover the amortized cost basis, we do not plan to sell the security and if it is not more likely than not that we would be required to sell a security before the recovery of its amortized cost, the recognition of the other-than-temporary impairment is bifurcated. We recognize the credit loss portion in net income and the noncredit loss portion in OCI (“bifurcated OTTI”). Prior to 2018, impairment losses on equity securities were recognized in net income and were measured as the difference between amortized cost and fair value.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities, were as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Fixed maturities, available-for-sale	$10.6	$(29.90)	$(92.00)
Equity securities, available-for-sale	—	(0.10)	(1.70)
Total other-than-temporary impairment losses, net of recoveries from
the sale of previously impaired securities	10.6	(30.00)	(93.70)
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified from OCI (1)	(39.70)	(49.70)	(3.10)
Net impairment losses on available-for-sale securities	$(29.10)	$(79.70)	$(96.80)

(1) Represents the net impact of (a) gains resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI and (b) losses resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold.

We estimate the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity.

The following table provides a rollforward of accumulated credit losses for fixed maturities with bifurcated credit losses. The purpose of the table is to provide detail of (1) additions to the bifurcated credit loss amounts recognized in net realized capital gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount.

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Beginning balance	$(124.30)	$(134.70)	$(128.00)
Credit losses for which an other-than-temporary impairment was
not previously recognized	(11.30)	(15.00)	(41.90)
Credit losses for which an other-than-temporary impairment was
previously recognized	(20.00)	(42.50)	(31.70)
Reduction for credit losses previously recognized on fixed maturities
now sold, paid down or intended to be sold	29.5	57.9	60.5
Net reduction for positive changes in cash flows expected
to be collected and amortization (1)	8.6	10.0	6.4
Ending balance	$(117.50)	$(124.30)	$(134.70)

(1) Amounts are recognized in net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Gross Unrealized Losses for Available-for-Sale Securities

For available-for-sale securities with unrealized losses, including other-than-temporary impairment losses reported in OCI, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

	December 31, 2018
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$96.1	$1.4	$486.7	$15.2	$582.8	$16.6
Non-U.S. governments	191.3	4.4	164.7	9.5	356.0	13.9
States and political subdivisions	1,344.6	33.4	1,587.4	61.2	2,932.0	94.6
Corporate	12,931.1	461.4	6,610.9	360.4	19,542.0	821.8
Residential mortgage-backed pass-
through securities	210.1	0.8	1,410.3	48.8	1,620.4	49.6
Commercial mortgage-backed
securities	779.4	11.4	2,203.9	82.2	2,983.3	93.6
Collateralized debt obligations (1)	2,229.4	23.6	162.6	6.5	2,392.0	30.1
Other debt obligations	982.0	4.9	3,661.4	77.8	4,643.4	82.7
Total fixed maturities, available-for-sale	$18,764.0	$541.3	$16,287.9	$661.6	$35,051.9	$1,202.9

(1)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 95% were investment grade (rated AAA through BBB-) with an average price of 97 (carrying value/amortized cost) as of December 31, 2018. Gross unrealized losses in our fixed maturities portfolio increased during the year ended December 31, 2018, primarily due to widening of credit spreads and an increase in interest rates.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 2,076 securities reflecting an average price of 97 as of December 31, 2018. Of this portfolio, 92% was investment grade (rated AAA through BBB-) as of December 31, 2018, with associated unrealized losses of $473.7 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 2,335 securities reflecting an average price of 96 and an average credit rating of AA- as of December 31, 2018. Corporate securities with unrealized losses had an average price of 95 and an average credit rating of A-. Commercial mortgage-backed securities with unrealized losses had an average price of 96 and an average credit rating of AA+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not consider these investments to be other-than-temporarily impaired as of December 31, 2018.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	December 31, 2017
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$279.4	$2.1	$180.9	$5.5	$460.3	$7.6
Non-U.S. governments	65.2	0.8	12.6	0.3	77.8	1.1
States and political subdivisions	717.1	5.0	437.7	10.9	1,154.8	15.9
Corporate	3,487.5	27.5	1,527.0	52.4	5,014.5	79.9
Residential mortgage-backed pass-
through securities	354.4	2.0	734.5	19.3	1,088.9	21.3
Commercial mortgage-backed
securities	1,332.4	19.9	811.2	38.0	2,143.6	57.9
Collateralized debt obligations (1)	460.9	2.1	38.3	13.4	499.2	15.5
Other debt obligations	2,664.0	16.0	956.4	24.5	3,620.4	40.5
Total fixed maturities, available-for-sale	$9,360.9	$75.4	$4,698.6	$164.3	$14,059.5	$239.7
Total equity securities, available-for-sale	$—	$—	$40.4	$5.4	$40.4	$5.4

(1)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 97% were investment grade (rated AAA through BBB-) with an average price of 98 (carrying value/amortized cost) as of December 31, 2017. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2017, primarily due to tightening of credit spreads.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 1,209 securities reflecting an average price of 99 as of December 31, 2017. Of this portfolio, 98% was investment grade (rated AAA through BBB-) as of December 31, 2017, with associated unrealized losses of $71.5 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 775 securities reflecting an average price of 97 and an average credit rating of AA- as of December 31, 2017. Corporate securities with unrealized losses had an average price of 97 and an average credit rating of BBB+. Commercial mortgage-backed securities with unrealized losses had an average price of 96 and an average credit rating of AA+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not consider these investments to be other-than-temporarily impaired as of December 31, 2017.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

The net unrealized gains and losses on investments in available-for-sale securities, the noncredit component of impairment losses on fixed maturities available-for-sale and the net unrealized gains and losses on derivative instruments in cash flow hedge relationships are reported as separate components of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments in cash flow hedge relationships net of adjustments related to DAC and related actuarial balances, policyholder liabilities, noncontrolling interest and applicable income taxes was as follows:

	December 31, 2018	December 31, 2017
	(in millions)
Net unrealized gains on fixed maturities, available-for-sale (1)	$37.8	$2,524.4
Noncredit component of impairment losses on fixed maturities, available-for-sale	(53.70)	(93.40)
Net unrealized gains on equity securities, available-for-sale	—	0.9
Net unrealized gains on derivative instruments	123.3	123.7
Adjustments for assumed changes in amortization patterns	30.3	(150.60)
Adjustments for assumed changes in policyholder liabilities	(41.20)	(397.20)
Net unrealized gains (losses) on other investments and noncontrolling interest
adjustments	15.8	(21.90)
Provision for deferred income taxes	(21.90)	(658.20)
Net unrealized gains on available-for-sale securities and derivative instruments	$90.4	$1,327.7

(1)	Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. We evaluate risks inherent in our commercial mortgage loans in two classes: (1) brick and mortar property loans, including mezzanine loans, where we analyze the property's rent payments as support for the loan, and (2) credit tenant loans (“CTL”), where we rely on the credit analysis of the tenant for the repayment of the loan. We evaluate risks inherent in our residential mortgage loan portfolio in two classes: (1) first lien mortgages and (2) home equity mortgages. The carrying amount of our mortgage loan portfolio was as follows:

	December 31, 2018	December 31, 2017
	(in millions)
Commercial mortgage loans	$13,780.7	$12,755.2
Residential mortgage loans	908.3	729.1
Total amortized cost	14,689.0	13,484.3

Valuation allowance	(26.80)	(32.20)
Total carrying value	$14,662.2	$13,452.1

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. Mortgage loans purchased and sold were as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Commercial mortgage loans:
Purchased	$24.7	$44.4	$120.5
Residential mortgage loans:
Purchased	337.5	276.5	242.9
Sold	—	89.3	—

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on stabilized properties. Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2018		December 31, 2017
	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total
	($ in millions)
Geographic distribution
New England	$642.2	4.7%	$593.2	4.6%
Middle Atlantic	3,937.9	28.6	3,630.7	28.5
East North Central	594.7	4.3	677.2	5.3
West North Central	206.2	1.5	175.1	1.4
South Atlantic	2,211.9	16.1	2,330.2	18.3
East South Central	423.3	3.1	376.4	3.0
West South Central	1,216.8	8.8	1,074.6	8.4
Mountain	970.8	7.0	1,041.9	8.2
Pacific	3,576.9	25.9	2,855.9	22.3
Total	$13,780.7	100.0%	$12,755.2	100.0%

Property type distribution
Office	$4,637.6	33.7%	$4,711.9	36.9%
Retail	2,310.0	16.8	2,617.3	20.5
Industrial	2,319.1	16.8	1,885.4	14.8
Apartments	4,262.5	30.9	3,309.5	25.9
Hotel	100.1	0.7	131.3	1.0
Mixed use/other	151.4	1.1	99.8	0.9
Total	$13,780.7	100.0%	$12,755.2	100.0%

Our residential mortgage loan portfolio is composed of first lien mortgages with an amortized cost of $893.2 million and $706.1 million and home equity mortgages with an amortized cost of $15.1 million and $23.0 million as of December 31, 2018 and December 31, 2017, respectively. Our residential home equity mortgages are generally second lien mortgages comprised of closed-end loans and lines of credit.

Mortgage Loan Credit Monitoring

Commercial Credit Risk Profile Based on Internal Rating

We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of an S&P Global (“S&P”) bond equivalent rating. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downward with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention are identified and placed on an internal “watch list”. Among the criteria that would indicate a potential problem are significant negative changes in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The amortized cost of our commercial mortgage loan portfolio by credit risk, as determined by our internal rating system expressed in terms of an S&P bond equivalent rating, was as follows:

	December 31, 2018
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$12,571.4	$84.5	$12,655.9
BBB+ thru BBB-	932.1	105.7	1,037.8
BB+ thru BB-	87.0	—	87.0
Total	$13,590.5	$190.2	$13,780.7

	December 31, 2017
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$11,555.6	$129.2	$11,684.8
BBB+ thru BBB-	882.0	102.4	984.4
BB+ thru BB-	85.7	—	85.7
B+ and below	—	0.3	0.3
Total	$12,523.3	$231.9	$12,755.2

Residential Credit Risk Profile Based on Performance Status

Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of potential impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.

The amortized cost of our performing and non-performing residential mortgage loans was as follows:

	December 31, 2018
	First liens	Home equity	Total
	(in millions)
Performing	$890.3	$10.8	$901.1
Non-performing	2.9	4.3	7.2
Total	$893.2	$15.1	$908.3

	December 31, 2017
	First liens	Home equity	Total
	(in millions)
Performing	$704.2	$16.5	$720.7
Non-performing	1.9	6.5	8.4
Total	$706.1	$23.0	$729.1
Non-Accrual Mortgage Loans

Commercial and residential mortgage loans are placed on non-accrual status if we have concern regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal, against the valuation allowance or according to the contractual terms of the loan. When a loan is placed on non-accrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The amortized cost of mortgage loans on non-accrual status was as follows:

	December 31, 2018	December 31, 2017
	(in millions)
Residential:
First liens	$2.9	$1.9
Home equity	4.3	6.5
Total	$7.2	$8.4

The aging of our mortgage loans, based on amortized cost, was as follows:

	December 31, 2018
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$—	$—	$—	$13,590.5	$13,590.5
Commercial-CTL	—	—	—	—	190.2	190.2
Residential-first liens	3.7	0.8	2.3	6.8	886.4	893.2
Residential-home equity	0.8	0.6	0.4	1.8	13.3	15.1
Total	$4.5	$1.4	$2.7	$8.6	$14,680.4	$14,689.0

	December 31, 2017
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$—	$—	$—	$12,523.3	$12,523.3
Commercial-CTL	—	—	—	—	231.9	231.9
Residential-first liens	3.4	1.7	1.1	6.2	699.9	706.1
Residential-home equity	1.9	0.7	0.8	3.4	19.6	23.0
Total	$5.3	$2.4	$1.9	$9.6	$13,474.7	$13,484.3

We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of either December 31, 2018 or December 31, 2017.

Mortgage Loan Valuation Allowance

We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio. The valuation allowance includes loan specific reserves for loans that are deemed to be impaired as well as reserves for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss may occur. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value reduced by the cost to sell. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on loans deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance provision is included in net realized capital gains (losses) on our consolidated statements of operations.

The valuation allowance is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, portfolio delinquency information, underwriting standards, peer

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

group information, current economic conditions, loss experience and other relevant factors. The evaluation of our impaired loan component is subjective, as it requires the estimation of timing and amount of future cash flows expected to be received on impaired loans.

We review our commercial mortgage loan portfolio and analyze the need for a valuation allowance for any loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently has a valuation allowance. In addition to establishing allowance levels for specifically identified impaired commercial mortgage loans, management determines an allowance for all other loans in the portfolio for which historical experience and current economic conditions indicate certain losses exist. These loans are segregated by risk rating level with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon historical loss experience for each risk rating level as adjusted for certain current environmental factors management believes to be relevant.

For our residential mortgage loan portfolio, we separate the loans into several homogeneous pools, each of which consist of loans of a similar nature including but not limited to loans similar in collateral, term and structure and loan purpose or type. We evaluate loan pools based on aggregated risk ratings, estimated specific loss potential in the different classes of credits, and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral and concentrations. Residential mortgage loan pools exclude loans that have been restructured or impaired, as those loans are evaluated individually.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

A rollforward of our valuation allowance and ending balances of the allowance and loan balance by basis of impairment method was as follows:

	Commercial	Residential	Total
	(in millions)
For the year ended December 31, 2018
Beginning balance	$25.8	$6.4	$32.2
Provision	(1.50)	(4.60)	(6.10)
Charge-offs	—	(2.40)	(2.40)
Recoveries	—	3.1	3.1
Ending balance	$24.3	$2.5	$26.8
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$1.4	$1.4
Collectively evaluated for impairment	24.3	1.1	25.4
Allowance ending balance	$24.3	$2.5	$26.8
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$9.1	$9.1
Collectively evaluated for impairment	13,780.7	899.2	14,679.9
Loan ending balance	$13,780.7	$908.3	$14,689.0

For the year ended December 31, 2017
Beginning balance	$27.4	$17.1	$44.5
Provision	(1.60)	(10.50)	(12.10)
Charge-offs	—	(5.00)	(5.00)
Recoveries	—	4.8	4.8
Ending balance	$25.8	$6.4	$32.2
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$4.5	$4.5
Collectively evaluated for impairment	25.8	1.9	27.7
Allowance ending balance	$25.8	$6.4	$32.2
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$12.3	$12.3
Collectively evaluated for impairment	12,755.2	716.8	13,472.0
Loan ending balance	$12,755.2	$729.1	$13,484.3

For the year ended December 31, 2016
Beginning balance	$27.5	$23.9	$51.4
Provision	1.4	(5.60)	(4.20)
Charge-offs	(1.50)	(4.80)	(6.30)
Recoveries	—	3.6	3.6
Ending balance	$27.4	$17.1	$44.5
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$5.9	$5.9
Collectively evaluated for impairment	27.4	11.2	38.6
Allowance ending balance	$27.4	$17.1	$44.5
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$19.2	$19.2
Collectively evaluated for impairment	11,992.1	678.3	12,670.4
Loan ending balance	$11,992.1	$697.5	$12,689.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Impaired Mortgage Loans

Impaired mortgage loans are loans with a related specific valuation allowance, loans whose carrying amount has been reduced to the expected collectible amount because the impairment has been considered other than temporary or a loan modification has been classified as a troubled debt restructuring (“TDR”). Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal, against the valuation allowance or according to the contractual terms of the loan. Our recorded investment in and unpaid principal balance of impaired loans along with the related loan specific allowance for losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired were as follows:

	December 31, 2018
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance
	(in millions)
With no related allowance recorded:
Residential-first liens	$1.6	$1.6	$—
With an allowance recorded:
Residential-first liens	2.1	2.1	—
Residential-home equity	5.4	6.5	1.4
Total:
Residential	$9.1	$10.2	$1.4

	December 31, 2017
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance
	(in millions)
With no related allowance recorded:
Residential-first liens	$0.9	$0.8	$—
With an allowance recorded:
Residential-first liens	3.8	3.8	0.2
Residential-home equity	7.6	8.6	4.3
Total:
Residential	$12.3	$13.2	$4.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	Average
	recorded	Interest income
	investment	recognized
	(in millions)
For the year ended December 31, 2018
With no related allowance recorded:
Residential-first liens	$1.3	$—
With an allowance recorded:
Residential-first liens	2.9	0.1
Residential-home equity	6.5	0.2
Total:
Residential	$10.7	$0.3

For the year ended December 31, 2017
With no related allowance recorded:
Residential-first liens	$1.2	$—
With an allowance recorded:
Residential-first liens	4.2	0.2
Residential-home equity	10.3	0.2
Total:
Residential	$15.7	$0.4

For the year ended December 31, 2016
With no related allowance recorded:
Residential-first liens	$2.6	$—
With an allowance recorded:
Residential-first liens	5.3	0.1
Residential-home equity	13.4	0.3
Total:
Residential	$21.3	$0.4

Mortgage Loan Modifications

Our commercial and residential mortgage loan portfolios can include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. When we have commercial mortgage loan TDRs, they are modified to delay or reduce principal payments and to reduce or delay interest payments. The commercial mortgage loan modifications result in delayed cash receipts, a decrease in interest income and loan rates that are considered below market. When we have residential mortgage loan TDRs, they include modifications of interest-only payment periods, delays in principal balloon payments and interest rate reductions. Residential mortgage loan modifications result in delayed or decreased cash receipts and a decrease in interest income.

When we have commercial mortgage loan TDRs, they are reserved for in the mortgage loan valuation allowance at the estimated fair value of the underlying collateral reduced by the cost to sell.

When we have residential mortgage loan TDRs, they are specifically reserved for in the mortgage loan valuation allowance if losses result from the modification. Residential mortgage loans that have defaulted or have been discharged through bankruptcy are reduced to the expected collectible amount.

We did not have any significant loans that were modified and met the criteria of a TDR in 2018, 2017 and 2016.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Real Estate

Depreciation expense on invested real estate was $54.1 million, $55.9 million and $52.0 million in 2018, 2017 and 2016, respectively. Accumulated depreciation was $487.0 million and $451.3 million as of December 31, 2018 and 2017, respectively.

Real Estate Transactions

In September 2017, we entered an exchange agreement to exit certain real estate joint ventures. The transaction resulted in us transferring our interest in certain real estate properties in exchange for our joint venture partner’s interest in certain other real estate properties. In a subsequent transaction we sold certain of these real estate properties to a third party. Both transactions closed in September 2017.

In September 2017, we recognized a net pre-tax realized capital gain of $690.9 million (net after-tax realized capital gain of $410.8 million) as a result of these transactions. The following consolidated statement of financial position line items were most significantly impacted by the transactions, each having a net increase as of September 30, 2017, (in millions):

Real estate	$293.4
Other investments	222.4
Cash and cash equivalents	219.6
Long-term debt	49.4
Income taxes currently payable	179.1
Deferred income taxes	101.0

Other Investments

Other investments include interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

		December 31,
		2018	2017
		(in millions)
Total assets		$61,696.6	$53,906.3
Total liabilities		11,589.8	9,710.2
Total equity		$50,106.8	$44,196.1
Net investment in unconsolidated entities		$744.6	$709.5

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Total revenues	$8,968.6	$6,561.9	$5,982.3
Net income	5,491.6	3,319.6	2,220.0
Our share of net income of unconsolidated entities	57.7	83.3	91.7

In addition, other investments include $502.6 million and $0.0 million of cash surrender value of company owned life insurance as of December 31, 2018 and 2017, respectively.

Derivative assets are carried at fair value and reported as a component of other investments. See Note 7, Derivative Financial Instruments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Securities Posted as Collateral

As of December 31, 2018 and 2017, we posted $3,761.3 million and $2,807.4 million, respectively, in commercial mortgage loans and residential first lien mortgages to satisfy collateral requirements associated with our obligation under funding agreements with Federal Home Loan Bank of Des Moines (“FHLB Des Moines”). In addition, as of December 31, 2018 and 2017, we posted $2,383.0 million and $2,481.6 million, respectively, in fixed maturities, available-for-sale and trading securities to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements, Futures Commission Merchant (“FCM”) agreements, a lending arrangement and our obligation under funding agreements with FHLB Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as mortgage loans, fixed maturities, available-for-sale and fixed maturities, trading, respectively, on our consolidated statements of financial position. Of the securities posted as collateral, as of December 31, 2018 and 2017, $124.2 million and $173.3 million, respectively, could be sold or repledged by the secured party.

Balance Sheet Offsetting

Financial assets subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount
	(in millions)
December 31, 2018
Derivative assets	$172.6	$(63.70)	$(101.60)	$7.3
December 31, 2017
Derivative assets	$247.2	$(114.30)	$(128.80)	$4.1

(1)
The gross amount of recognized derivative assets is reported with other investments on the consolidated statements of financial position. The gross amounts of derivative assets are not netted against offsetting liabilities for presentation on the consolidated statements of financial position.

(2)
Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Financial liabilities subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount
	(in millions)
December 31, 2018
Derivative liabilities	$104.4	$(63.70)	$(34.30)	$6.4
December 31, 2017
Derivative liabilities	$267.6	$(114.30)	$(141.60)	$11.7

(1)
The gross amount of recognized derivative liabilities is reported with other liabilities on the consolidated statements of financial position. The above excludes $94.6 million and $372.7 million of derivative liabilities as of December 31, 2018 and December 31, 2017, respectively, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amounts of derivative liabilities are not netted against offsetting assets for presentation on the consolidated statements of financial position.

(2)
Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

The financial instruments that are subject to master netting agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral or variation margin provisions, which are generally settled daily with each counterparty. See Note 7, Derivative Financial Instruments, for further details.

Repurchase and reverse repurchase agreements include provisions to setoff other repurchase and reverse repurchase balances with the same counterparty. Repurchase and reverse repurchase agreements also include collateral provisions with the counterparties. For reverse repurchase agreements we require the counterparties to pledge collateral with a value greater than the amount of cash transferred. We have the right but do not sell or repledge collateral received in reverse repurchase agreements. Repurchase agreements are structured as secured borrowings for all counterparties. We pledge fixed maturities available-for-sale, which the counterparties have the right to sell or repledge. Interest incurred on repurchase agreements is reported as part of operating expenses on the consolidated statements of operations. Net proceeds related to repurchase agreements are reported as a component of financing activities on the consolidated statements of cash flows. We did not have any outstanding repurchase or reverse repurchase agreements as of December 31, 2018 and December 31, 2017.

7. Derivative Financial Instruments

Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.

Types of Derivative Instruments

Interest Rate Contracts

Interest rate risk is the risk we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and/or floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by any party. Cash is paid or received based on the terms of the swap. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

Interest rate options, including interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We use interest rate options to manage prepayment risks in our assets and minimum guaranteed interest rates and lapse risks in our liabilities.

A swaption is an option to enter into an interest rate swap at a future date. We have purchased swaptions to offset or modify existing exposures. Swaptions provide us the benefit of the agreed-upon strike rate if the market rates for liabilities are higher, with the flexibility to enter into the current market rate swap if the market rates for liabilities are lower. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.

In exchange‑traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange‑traded futures with regulated futures commissions merchants who are members of a trading exchange. We have used exchange‑traded futures to reduce market risks from changes in interest rates and to alter mismatches between the assets in a portfolio and the liabilities supported by those assets.

Foreign Exchange Contracts

Foreign currency risk is the risk we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements we issue and foreign currency-denominated fixed maturities we invest in. We use currency swaps to manage our exposure to fluctuations in foreign currency exchange rates.

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Equity Contracts

Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock prices. We use various derivatives to manage our exposure to equity risk, which arises from products in which the interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.

We purchase equity call spreads (“option collars”) to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity and universal life products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product. The premium associated with certain options is paid quarterly over the life of the option contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Credit Contracts

Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, we also buy a quality cash bond to match against the credit default swap, thereby entering into a synthetic transaction replicating a cash security. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.

Total return swaps are contracts in which we agree with other parties to exchange, at specified intervals, an amount determined by the difference between the previous price and the current price of a reference asset based upon an agreed upon notional principal amount plus an additional amount determined by the financing spread. We have used futures traded on an exchange (“exchange-traded”) and total return swaps referencing equity indices to hedge our portfolio from potential credit losses related to systemic events.

Other Contracts

Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.

We had investment contracts in which the return was tied to a leveraged inflation index. We economically hedged the risk associated with these investment contracts.

We offer group annuity contracts that have guaranteed separate accounts as an investment option.

We have structured investment relationships with trusts we have determined to be VIEs, which are consolidated in our financial statements. The notes issued by these trusts include obligations to deliver an underlying security to residual interest holders and the obligations contain an embedded derivative of the forecasted transaction to deliver the underlying security.

We have fixed deferred annuities and universal life products that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which allows the customer to make withdrawals of a specified annual amount, either for a fixed number of years or for the lifetime of the customer, even if the account value is fully exhausted. Declines in the equity markets may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these contracts, as previously explained.

Exposure

Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

Derivatives may be exchange-traded or they may be privately negotiated contracts, which are usually referred to as over-the-counter (“OTC”) derivatives. Certain of our OTC derivatives are cleared and settled through central clearing counterparties (“OTC cleared”), while others are bilateral contracts between two counterparties (“bilateral OTC”). Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts of bilateral OTC derivatives for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements. OTC cleared derivatives have variation margin that is legally characterized as settlement of the derivative exposure, which reduces their fair value in the consolidated statements of financial position.

We posted $88.7 million and $189.3 million in cash and securities under collateral arrangements as of December 31, 2018 and December 31, 2017, respectively, to satisfy collateral and initial margin requirements associated with our derivative credit support agreements and FCM agreements.

Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the ratings on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2018 and December 31, 2017, was $108.7 million and $276.4 million, respectively. Cleared derivatives have contingent features that require us to post excess margin as required by the FCM. The terms surrounding excess margin vary by FCM agreement. With respect to derivatives containing collateral triggers, we posted collateral and initial margin of $88.7 million and $189.3 million as of December 31, 2018 and December 31, 2017, respectively, in the normal course of business, which reflects netting under derivative agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2018, we would be required to post an additional $28.9 million of collateral to our counterparties.

As of December 31, 2018 and December 31, 2017, we had received $70.1 million and $105.5 million, respectively, of cash collateral associated with our derivative credit support annex agreements and FCM agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

	December 31, 2018	December 31, 2017
	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$34,393.7	$23,543.4
Interest rate options	1,126.9	656.9
Interest rate futures	260.0	236.5
Swaptions	—	14.0
Foreign exchange contracts:
Currency swaps	697.7	687.8
Equity contracts:
Equity options	1,522.5	3,649.5
Equity futures	491.7	357.8
Credit contracts:
Credit default swaps	420.0	668.5
Other contracts:
Embedded derivatives	8,793.9	8,758.8
Total notional amounts at end of period	$47,706.4	$38,573.2

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$95.4	$163.4
Interest rate options	16.3	19.8
Foreign exchange contracts:
Currency swaps	54.4	48.2
Equity contracts:
Equity options	7.7	18.2
Credit contracts:
Credit default swaps	2.4	5.0
Total gross credit exposure	176.2	254.6
Less: collateral received	104.6	132.9
Net credit exposure	$71.6	$121.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
	(in millions)
Derivatives designated as hedging
instruments
Interest rate contracts	$—	$—	$16.1	$22.9
Foreign exchange contracts	37.6	39.6	13.5	36.3
Total derivatives designated as hedging
instruments	$37.6	$39.6	$29.6	$59.2

Derivatives not designated as hedging
instruments
Interest rate contracts	$108.0	$175.2	$22.6	$33.6
Foreign exchange contracts	17.0	9.4	20.2	19.2
Equity contracts	7.7	18.2	27.6	154.1
Credit contracts	2.3	4.8	4.4	1.5
Other contracts	—	—	94.6	372.7
Total derivatives not designated as hedging
instruments	135.0	207.6	169.4	581.1

Total derivative instruments	$172.6	$247.2	$199.0	$640.3
(1) The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2) The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivatives with a net liability fair value of $5.3 million and $119.6 million as of December 31, 2018 and December 31, 2017, respectively, are reported with contractholder funds on the consolidated statements of financial position.

Credit Derivatives Sold

When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. Our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). These instruments are either referenced in an OTC credit derivative transaction or embedded within an investment structure that has been fully consolidated into our financial statements.

These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also may have purchased credit protection with identical underlyings to certain of our sold protection transactions. As of December 31, 2018 and December 31, 2017, we did not purchase credit protection relating to our sold protection transactions. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

	December 31, 2018
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AAA	$10.0	$0.1	$10.0	0.7
A	15.0	0.1	15.0	1.0
BBB	190.0	0.4	190.0	1.7
BB	10.0	—	10.0	0.5
CCC	15.0	(3.60)	15.0	0.9
Government/municipalities
AA	20.0	0.2	20.0	1.0
Sovereign
A	10.0	0.1	10.0	0.7
BBB	55.0	0.4	55.0	1.3
Total credit default swap protection sold	$325.0	$(2.30)	$325.0	1.4

	December 31, 2017
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AAA	$30.0	$0.3	$30.0	1.2
AA	30.0	0.1	30.0	0.5
A	105.0	0.5	105.0	0.6
BBB	255.0	2.5	255.0	1.3
B	20.0	(0.50)	20.0	1.8
Government/municipalities
AA	20.0	0.3	20.0	2.0
Sovereign
A	10.0	0.2	10.0	1.7
BBB	55.0	0.8	55.0	2.3
Total credit default swap protection sold	$525.0	$4.2	$525.0	1.3

Fair Value Hedges

We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and have used them to align the interest rate characteristics of certain liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The net interest effect of interest rate swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Hedge effectiveness testing for fair value relationships is performed utilizing a regression analysis approach for both prospective and retrospective evaluations. This regression analysis will consider multiple data points for the assessment that the hedge continues to be highly effective in achieving offsetting changes in fair value. In certain periods, the comparison of the change in value of the derivative and the change in the value of the hedged item may not be offsetting at a specific period in time due to small movements in value. However, any amounts recorded as fair value hedges have shown to be highly effective in achieving offsetting changes in fair value both for present and future periods.

The following table shows the effect of derivatives in fair value hedging relationships and the related hedged items on the consolidated statements of operations. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

	Amount of gain (loss)				Amount of gain (loss)
	recognized in net income on				recognized in net income on
	derivatives for the year			Hedged items in	related hedged item for the year ended
Derivatives in fair value	ended December 31, (1)			fair value hedging	December 31, (1)
hedging relationships	2018	2017	2016	relationships	2018	2017	2016
	(in millions)				(in millions)
				Fixed maturities,
Interest rate contracts	$6.2	$4.7	$19.5	available-for-sale	$(6.60)	$(5.20)	$(19.20)
Interest rate contracts	—	(0.60)	(0.90)	Investment contracts	—	0.6	1.0
Total	$6.2	$4.1	$18.6	Total	$(6.60)	$(4.60)	$(18.20)

(1)
The gain (loss) on both derivatives and hedged items in fair value relationships is reported in net realized capital gains (losses) on the consolidated statements of operations. The net amount represents the ineffective portion of our fair value hedges.

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in fair value hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,
Hedged item	2018	2017	2016
	(in millions)
Fixed maturities, available-for-sale (1)	$(5.90)	$(10.30)	$(41.90)
Investment contracts (2)	—	0.9	2.6

(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

Cash Flow Hedges

We utilized floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.

We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The maximum length of time we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 1.5 years. As of December 31, 2018, we had $0.0 million of net gains reported in AOCI on the consolidated statements of financial position related to active hedges of forecasted transactions. If a hedged forecasted transaction is no longer probable of occurring, cash flow hedge accounting is discontinued. If it is probable that the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income. We reclassified $0.3 million and $0.2 million from AOCI into net realized capital gains (losses) as a result of the determination that hedged cash flows were probable of not occurring during 2018 and 2017, respectively.

The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of operations and consolidated statements of financial position. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

		Amount of gain (loss)				Amount of gain (loss)
		recognized in AOCI on				reclassified from AOCI on
Derivatives in		derivatives (effective portion)			Location of gain (loss)	derivatives (effective portion)
cash flow		for the year ended			reclassified from	for the year ended
hedging	Related	December 31,			AOCI into net income	December 31,
relationships	hedged item	2018	2017	2016	(effective portion)	2018	2017	2016
		(in millions)				(in millions)
Interest rate	Fixed maturities,				Net investment
contracts	available-for-sale	$36.7	$(51.70)	$(33.10)	income	$20.9	$21.0	$19.4
					Net realized capital
					gains (losses)	17.0	(0.60)	11.2
Interest rate					Benefits, claims and
contracts	Investment contracts	—	—	1.6	settlement expenses	(0.10)	—	—
Foreign exchange	Fixed maturities,				Net realized capital
contracts	available-for-sale	20.8	(68.50)	4.0	gains	12.7	22.0	6.2
Foreign exchange					Benefits, claims and
contracts	Investment contracts	(0.10)	—	6.0	settlement expenses	—	—	—
Total		$57.4	$(120.20)	$(21.50)	Total	$50.5	$42.4	$36.8

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in cash flow hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,
Hedged item	2018	2017	2016
	(in millions)
Fixed maturities, available-for-sale (1)	$6.0	$7.1	$5.8
Investment contracts (2)	(0.10)	(1.10)	(15.70)

(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

The ineffective portion of our cash flow hedges is reported in net realized capital gains (losses) on the consolidated statements of operations. The net gain (loss) resulting from the ineffective portion of derivatives in cash flow hedging relationships was insignificant for the years ended December 31, 2018, 2017 and 2016.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

We expect to reclassify net gains of $25.6 million from AOCI into net income in the next 12 months, which includes net deferred gains on discontinued hedges and net losses on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

Derivatives Not Designated as Hedging Instruments

Our use of futures, certain swaptions and swaps, option collars and options are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations.

The following table shows the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,
Derivatives not designated as hedging instruments	2018	2017	2016
	(in millions)
Interest rate contracts	$(27.60)	$(26.90)	$243.3
Foreign exchange contracts	4.1	18.1	(10.70)
Equity contracts	(31.00)	(181.30)	(123.50)
Credit contracts	(1.60)	(15.90)	37.4
Other contracts	107.9	6.8	14.5
Total	$51.8	$(199.20)	$161.0

8. Closed Block

In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies. This includes, but is not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A policyholder dividend obligation (“PDO”) is required to be established for earnings in the Closed Block that are not available to PFG stockholders. A model of the Closed Block was established to produce the pattern of expected earnings, assets and liabilities in the Closed Block, adjusted to eliminate the impact of related amounts in AOCI. These projections are utilized to determine ratios that will allow us to compare actual cumulative earnings to expected cumulative earnings.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. As of both December 31, 2018 and 2017, cumulative actual earnings were less than cumulative expected earnings. As of December 31, 2018 and 2017, cumulative net unrealized gains were greater than expected, resulting in the recognition of a PDO of $36.6 million and $161.7 million, respectively.

Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31, 2018	December 31, 2017
	(in millions)
Closed Block liabilities
Future policy benefits and claims	$3,732.5	$3,899.7
Other policyholder funds	6.5	7.0
Policyholder dividends payable	211.3	219.6
Policyholder dividends obligation	36.6	161.7
Other liabilities	9.5	6.9
Total Closed Block liabilities	3,996.4	4,294.9

Assets designated to the Closed Block
Fixed maturities, available-for-sale	2,176.4	2,304.4
Fixed maturities, trading	2.5	2.9
Equity securities	1.0	1.3
Mortgage loans	678.5	766.3
Policy loans	510.5	537.1
Other investments	33.8	49.4
Total investments	3,402.7	3,661.4
Cash and cash equivalents	42.1	13.2
Accrued investment income	39.5	41.1
Premiums due and other receivables	10.0	14.4
Deferred tax asset	30.5	34.6
Total assets designated to the Closed Block	3,524.8	3,764.7
Excess of Closed Block liabilities over assets designated to the Closed Block	471.6	530.2
Amounts included in accumulated other comprehensive income	5.2	1.9
Maximum future earnings to be recognized from Closed Block assets and
liabilities	$476.8	$532.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Revenues
Premiums and other considerations	$244.2	$275.6	$298.0
Net investment income	160.5	169.4	181.6
Net realized capital losses	(3.40)	(5.80)	(1.00)
Total revenues	401.3	439.2	478.6

Expenses
Benefits, claims and settlement expenses	211.5	245.6	267.1
Dividends to policyholders	120.9	122.0	153.5
Operating expenses	3.3	3.5	3.6
Total expenses	335.7	371.1	424.2
Closed Block revenues, net of Closed Block expenses, before income taxes	65.6	68.1	54.4
Income taxes	11.1	46.0	17.1
Closed Block revenues, net of Closed Block expenses and income taxes	54.5	22.1	37.3
Funding adjustments	(0.50)	(4.40)	9.3
Closed Block revenues, net of Closed Block expenses, income taxes and
funding adjustments	$54.0	$17.7	$46.6

The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Beginning of year	$532.1	$549.8	$596.4
Effects of implementation of accounting changes (1)	1.3	—	—
End of year	476.8	532.1	549.8
Change in maximum future earnings	$(54.00)	$(17.70)	$(46.60)

(1)	Includes the effects of implementation of accounting changes related to equity investments and the reclassification of certain tax effects.

We charge the Closed Block with U.S. federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

9. Deferred Acquisition Costs

Acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Balance at beginning of year	$3,331.7	$3,184.2	$3,057.3
Costs deferred during the year	414.2	397.8	377.7
Amortized to expense during the year (1)	(252.20)	(212.10)	(262.60)
Adjustment related to unrealized (gains) losses on available-for-sale
securities and derivative instruments	186.7	(38.20)	11.8
Balance at end of year	$3,680.4	$3,331.7	$3,184.2

(1) Includes adjustments for revisions to estimated gross profits.

10. Insurance Liabilities

Contractholder Funds

Major components of contractholder funds in the consolidated statements of financial position were as follows:

	December 31,
	2018	2017
	(in millions)
Liabilities for investment contracts:
Liabilities for individual annuities	$12,913.9	$11,336.2
GICs	10,321.7	9,969.1
Funding agreements	7,729.5	8,106.5
Other investment contracts	907.3	931.5
Total liabilities for investment contracts	31,872.4	30,343.3
Universal life and other reserves	4,989.3	4,986.9
Total contractholder funds	$36,861.7	$35,330.2

Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

Funding agreements include those issued directly to nonqualified institutional investors and those issued to the
FHLB Des Moines under their membership funding programs. As of December 31, 2018 and 2017, $3,512.2 million and $3,256.7 million, respectively, of liabilities were outstanding with respect to issuances under the program with FHLB Des Moines. In addition, we have five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2018 and 2017, $109.6 million and $111.1 million, respectively, of liabilities were outstanding with respect to the issuance outstanding under this program. We were also authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2018 and 2017, $114.4 million and $177.4 million, respectively, of liabilities were outstanding with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under either of these programs due to the existence of the program established in 2011 described below.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2018 and 2017, $201.6 million and $201.6 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

Additionally, we were authorized to issue up to $9.0 billion of funding agreements under a program that was originally established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. Under this program, both the notes and the supporting funding agreements were registered with the United States Securities and Exchange Commission (“SEC”). As of December 31, 2018 and 2017, $26.2 million and $67.8 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other three funding agreement backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC registered program are guaranteed by PFG. We do not anticipate any new issuance activity under this program due to the existence of the program established in 2011 described below.

We were authorized to issue up to $5.0 billion of funding agreements under a program that was originally established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. In June 2015, this program was amended to authorize issuance of up to an additional $4.0 billion in recognition of the use of nearly all $5.0 billion of existing issuance authorization. In November 2017, this program was amended to authorize issuance of up to an additional $4.0 billion. As of December 31, 2018 and 2017, $3,765.3 million and $4,291.9 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. Similar to the SEC registered program, our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the SEC.

Liability for Unpaid Claims

The liability for unpaid claims is reported in future policy benefits and claims within our consolidated statements of financial position. Activity associated with unpaid claims was as follows:

	For the year ended December 31,
	2018	2017	2016

	(in millions)
Balance at beginning of year	$2,130.5	$2,001.3	$1,872.2
Less: reinsurance recoverable	375.8	340.3	314.1
Net balance at beginning of year	1,754.7	1,661.0	1,558.1
Incurred:
Current year	1,268.8	1,196.6	1,103.5
Prior years	0.3	18.2	24.4
Total incurred	1,269.1	1,214.8	1,127.9
Payments:
Current year	815.7	767.2	701.9
Prior years	359.7	353.9	323.1
Total payments	1,175.4	1,121.1	1,025.0
Net balance at end of year	1,848.4	1,754.7	1,661.0
Plus: reinsurance recoverable	404.3	375.8	340.3
Balance at end of year	$2,252.7	$2,130.5	$2,001.3

Amounts not included in the rollforward above:
Claim adjustment expense liabilities	$54.6	$50.7	$49.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Incurred liability adjustments relating to prior years, which affected current operations during 2018, 2017 and 2016, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid claims.

Short-Duration Contracts

Claims Development

The following tables present undiscounted information about claims development by incurral year, including separate information about incurred claims and paid claims net of reinsurance for the periods indicated. The tables also include information on incurred but not reported claims and the cumulative number of reported claims.

The tables present information for the number of years for which claims incurred typically remain outstanding, but do not exceed ten years. The data is disaggregated into groupings of claims with similar characteristics, such as duration of the claim payment period and average claim amount, and with consideration to the overall size of the groupings. Outstanding liabilities equal total net incurred claims less total net paid claims plus outstanding liabilities for net unpaid claims of prior years.

LTD and Group Life Waiver Claims

											Incurred	Cumulative
											but not	number of
											reported	reported
	Net incurred claims (1)										claims	claims
	December 31,
	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018	2018	2018
	($ in millions)
Incurral
year
2009	$218.6	$224.4	$224.2	$224.8	$217.7	$214.1	$208.5	$205.8	$205.6	$203.9	$0.7	6,555
2010		184.1	176.7	176.2	172.0	162.7	155.7	154.1	153.4	152.1	0.6	5,649
2011			203.7	192.6	185.4	184.8	178.4	172.3	169.6	167.6	0.1	6,289
2012				217.9	200.0	191.1	189.5	181.8	174.8	173.3	0.1	6,443
2013					219.3	203.3	188.4	190.7	182.3	179.5	0.1	7,047
2014						242.2	231.4	214.4	218.1	206.2	0.1	7,595
2015							231.0	227.2	217.2	215.3	5.1	7,170
2016								229.8	228.4	219.4	7.0	6,144
2017									238.4	239.7	3.1	5,991
2018										239.4	85.4	3,516
Total net incurred claims										$1,996.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	Net cumulative paid claims (1)
	December 31,
	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018
	(in millions)
Incurral
year
2009	$13.4	$55.2	$82.6	$101.0	$113.8	$124.6	$133.1	$141.8	$149.8	$156.4
2010		10.4	46.5	67.1	78.4	85.9	94.2	100.9	107.2	112.1
2011			11.2	50.0	72.5	85.7	95.4	105.2	112.6	119.3
2012				13.8	55.1	80.8	93.7	104.6	112.9	120.0
2013					12.5	55.0	81.4	97.0	106.4	116.4
2014						16.1	66.0	96.3	111.8	122.3
2015							16.9	67.0	98.0	114.6
2016								16.2	70.6	105.6
2017									17.8	76.5
2018										20.1
Total net paid claims										1,063.3
All outstanding liabilities for unpaid claims prior to 2009 net of reinsurance										237.4
Total outstanding liabilities for unpaid claims net of reinsurance										$1,170.5

	(1) 2009-2017 unaudited.
Dental, Vision, STD, Critical Illness and Accident Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2017	2018	2018	2018
	($ in millions)
Incurral year
2017	$595.8	$590.6	$—	2,786,877
2018		648.3	35.9	2,893,347
Total net incurred claims		$1,238.9

	Net cumulative
	paid claims (1)
	December 31,
	2017	2018
	(in millions)
Incurral year
2017	$542.3	$590.5
2018		589.1
Total net paid claims		1,179.6
All outstanding liabilities for unpaid claims prior to 2017 net of
reinsurance		—
Total outstanding liabilities for unpaid claims net of reinsurance		$59.3

(1) 2017 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Group Life Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2017	2018	2018	2018
	($ in millions)
Incurral year
2017	$239.8	$237.6	$0.7	5,618
2018		239.6	22.0	4,735
Total net incurred claims		$477.2

	Net cumulative
	paid claims (1)
	December 31,
	2017	2018
	(in millions)
Incurral year
2017	$195.2	$236.0
2018		193.9
Total net paid claims		429.9
All outstanding liabilities for unpaid claims prior to 2017 net of
reinsurance		1.0
Total outstanding liabilities for unpaid claims net of reinsurance		$48.3

(1) 2017 unaudited.

Reconciliation of Unpaid Claims to Liability for Unpaid Claims

Our reconciliation of net outstanding liabilities for unpaid claims of short-duration contracts to the liability for unpaid claims follows:

	December 31, 2018
		Dental, Vision, STD,
	LTD and Group	Critical Illness and
	Life Waiver	Accident	Group Life	Consolidated
	(in millions)
Net outstanding liabilities for unpaid claims	$1,170.5	$59.3	$48.3	$1,278.1

Reconciling items:
Reinsurance recoverable on unpaid claims	67.2	—	1.4	68.6
Impact of discounting	(217.70)	—	—	(217.70)
Liability for unpaid claims - short-duration
contracts	$1,020.0	$59.3	$49.7	1,129.0
Insurance contracts other than short-duration				1,123.7
Liability for unpaid claims				$2,252.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Claim Duration and Payout

Our historical average percentage of claims paid in each year from incurral was as follows:

	December 31, 2018 (1)
		Dental, Vision, STD,
	LTD and Group Life	Critical Illness and
Year	Waiver	Accident	Group Life
1	7.4%	91.8%	81.8%
2	23.6	8.0	17.2
3	14.4
4	8.0
5	5.6
6	5.4
7	4.3
8	4.1
9	3.6
10	3.2

(1) Unaudited.

Discounting

The following table provides the carrying amount of liabilities reported at present value for short-duration contract unpaid claims. We use a range of discount rates to derive the present value of the unpaid claims. The ranges of discount rates as well as the aggregate amount of discount deducted to derive the liabilities for unpaid claims and interest accretion recognized are also disclosed. Interest accretion is included in benefits, claims and settlement expenses within our consolidated statements of operations.

				Dental, Vision, STD,
	LTD and Group			Critical Illness and
	Life Waiver			Accident			Group Life
	($ in millions)
Carrying amount of liabilities for unpaid claims
December 31, 2018	$1,020.0			$59.3			$49.7
December 31, 2017	1,003.2			53.6			47.3
Range of discount rates
December 31, 2018	3.3	-	7.0%	—	-	—%	—	-	—%
December 31, 2017	3.3	-	7.0	—	-	—	—	-	—
Aggregate amount of discount
December 31, 2018	$217.7			$—			$—
December 31, 2017	226.2			—			—
Interest accretion
For the year ended:
December 31, 2018	$34.5			$—			$—
December 31, 2017	35.0			—			—
December 31, 2016	36.3			—			—

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

11. Debt

Short-Term Debt

The components of short-term debt were as follows:

			December 31, 2018
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding
			(in millions)
PFG, PFS, PLIC as co-borrowers	Credit facility	November 2023	$600.0	$—
PFG, PFS, PLIC and Principal Financial Services V
(UK) LTD as co-borrowers	Credit facility	November 2023	200.0	—
	Unsecured
PLIC	line of credit	September 2019	60.0	—
Total			$860.0	$—

			December 31, 2017
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding
			(in millions)
PFG, PFS, PLIC as co-borrowers	Credit facility	March 2022	$600.0	$—
PFG, PFS, PLIC and Principal Financial Services V
(UK) LTD as co-borrowers	Credit facility	March 2022	189.0	—
PFG, PFS, PLIC and Principal Financial Services V
(UK) LTD as co-borrowers	Credit facility	March 2020	11.0	—
	Unsecured
PLIC	line of credit	December 2018	45.0	—
Total			$845.0	$—

Our revolving credit facilities are committed and available for general corporate purposes. Our commercial paper programs require 100% back-stop support, of which we had no outstanding balances as of December 31, 2018 and 2017. The weighted‑average interest rate on short-term borrowings as of December 31, 2018 and 2017, was 0.0% and 0.9%, respectively.

Interest paid on intercompany debt was $0.0 million, $0.6 million and $0.6 million during 2018, 2017 and 2016, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Long-Term Debt

The components of long-term debt were as follows:

	December 31, 2018
		Net unamortized
		discount,
		premium and
		debt issuance	Carrying
	Principal	costs	amount
	(in millions)
Non-recourse mortgages and notes payable	$127.9	$1.2	$129.1
Total long-term debt	$127.9	$1.2	$129.1

	December 31, 2017
		Net unamortized
		discount,
		premium and
		debt issuance	Carrying
	Principal	costs	amount
	(in millions)
Non-recourse mortgages and notes payable	$49.0	$1.5	$50.5
Total long-term debt	$49.0	$1.5	$50.5

The non-recourse mortgages and notes payable are primarily financings for real estate developments. Outstanding principal balances as of December 31, 2018, ranged from $3.8 million to $58.4 million per development with interest rates ranging from 3.9% to 4.8%. Outstanding principal balances as of December 31, 2017, ranged from $2.8 million to $16.4 million per development with interest rates ranging from 3.9% to 4.8%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $307.3 million and $179.6 million as of December 31, 2018 and 2017, respectively.

As of December 31, 2018, future annual maturities of long-term debt were as follows (in millions):

Year ending December 31:
2019	$25.9
2020	59.8
2021	—
2022	—
2023	—
Thereafter	43.4
Total future maturities of long-term debt	$129.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

12. Income Taxes

Income Taxes (Benefits)

Our income taxes (benefit) were as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Current income taxes (benefits):
U.S. federal	$(29.70)	$(36.80)	$63.1
State	2.0	45.7	9.3
Foreign	(0.10)	0.1	—
Tax benefit of operating loss carryforward	(0.20)	(0.10)	—
Total current income taxes (benefits)	(28.00)	8.9	72.4
Deferred income taxes (benefits):
U.S. federal	174.8	(551.30)	139.7
State	—	24.0	(0.20)
Total deferred income taxes (benefits)	174.8	(527.30)	139.5
Income taxes (benefits)	$146.8	$(518.40)	$211.9

Our income before income taxes was as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Domestic	$1,398.7	$1,717.7	$1,193.3
Foreign	2.4	0.3	0.3
Total income before income taxes	$1,401.1	$1,718.0	$1,193.6

Effective Income Tax Rate

Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate was as follows:

	For the year ended December 31,
	2018	2017	2016
U.S. corporate income tax rate	21%	35%	35%
Dividends received deduction	(5)	(10)	(14)
Tax credits	(3)	(3)	(3)
Impact of the Tax Cuts and Jobs Act	(2)	(54)	—
Interest exclusion from taxable income	(1)	(1)	(2)
Low income housing credit amortization	1	—	—
State income taxes	—	3	—
Other	(1)	—	2
Effective income tax rate	10%	(30)%	18%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The U.S. tax reform enacted on December 22, 2017, made broad and complex changes to the U.S. Internal Revenue Code applicable to us. The U.S. statutory tax rate was reduced from 35% to 21% effective January 1, 2018. Other provisions of U.S. tax reform effective January 1, 2018, included, but were not limited to: 1) provisions reducing the dividends received deduction; 2) essentially eliminating U.S. federal income taxes on dividends from foreign subsidiaries; 3) retaining an element of current inclusion of certain earnings of controlled foreign corporations; 4) eliminating the corporate alternative minimum tax (“AMT”); and, 5) changing how existing AMT credits are realized.

Unrecognized Tax Benefits

Our changes in unrecognized tax benefits were as follows:

	For the year ended December 31,
	2018	2017
	(in millions)
Balance at beginning of period	$188.5	$202.6
Additions based on tax positions related to the current year	—	7.2
Additions for tax positions of prior years	43.1	19.3
Reductions for tax positions related to the current year	(10.60)	(3.40)
Reductions for tax positions of prior years	(23.20)	(0.50)
Settlements	(160.60)	(36.70)
Balance at end of period (1)	$37.2	$188.5

(1) There would be no impact to the effective income tax rate if the 2018 benefits were recognized. We recognize interest and penalties related to uncertain tax positions in operating expenses within the consolidated statements of operations.

As of December 31, 2018 and 2017, we had recognized $1.3 million and $125.3 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively. We do not believe there is a reasonable possibility the total amount of the unrecognized tax benefits will significantly increase or decrease in the next twelve months considering recent settlements and the status of current and pending Internal Revenue Service (“IRS”) examinations. Settlement agreements applicable to tax years 1995 to 2003 were executed in 2018 with the Department of Justice, as previously approved by the Joint Committee of Taxation in August 2017. An IRS 30-day letter on examination of tax years 2009 through 2012, and the start of IRS examination of tax years 2015 through 2017 are expected in 2019.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Net Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The deferred tax balances as of December 31, 2017, were remeasured as a result of the U.S. tax reform reducing the U.S. statutory tax rate from 35% to 21% effective January 1, 2018. This was because the new rate was applicable to the reversal of cumulative temporary differences thereafter. Our significant components of net deferred income taxes were as follows:

	December 31,
	2018	2017
	(in millions)
Deferred income tax assets:
Insurance liabilities	$—	$9.8
Investments, including derivatives	122.6	159.1
Net unrealized losses on available-for-sale securities	1.5	—
Net operating and capital loss carryforwards	13.7	0.4
Tax credit carryforwards	163.2	235.7
Employee benefits	10.7	—
Intangible assets	—	0.1
Other deferred income tax assets	—	33.6
Total deferred income tax assets	311.7	438.7
Deferred income tax liabilities:
Deferred acquisition costs	(615.90)	(551.70)
Investments, including derivatives	(238.30)	(267.00)
Net unrealized gains on available-for-sale securities	—	(499.40)
Real estate	(144.50)	(146.00)
Insurance liabilities	(87.90)
Intangible assets	(7.60)	—
Gain on sale of discontinued operations (1)	(209.20)	(213.80)
Employee benefits	—	(5.20)
Other deferred income tax liabilities	(37.70)	(13.60)
Total deferred income tax liabilities	(1,341.10)	(1,696.70)
Total net deferred income tax liabilities	$(1,029.40)	$(1,258.00)

(1)
Represents a deferred intercompany gain on the sale of PGI LLC to PFS, which was allocated to stockholder’s equity as the result of a taxable common control transaction on the standalone financials of the transferring entity.

Our net deferred income taxes by jurisdiction were as follows:

	December 31,
	2018	2017
	(in millions)
Deferred income tax liabilities:
U.S. federal	$(999.10)	$(1,225.40)
State	(30.30)	(32.60)
Total net deferred income tax liabilities	$(1,029.40)	$(1,258.00)

In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the deferred income tax asset are tax carryforwards available to offset future taxable income or income taxes. As of December 31, 2018 and 2017, we had tax credit carryforwards for U.S. federal income tax purposes of $163.2 million and $235.7 million, respectively. Alternative minimum, general business tax credit carryovers were generated during and since the period we utilized net operating losses, primarily attributable to our captive reinsurance companies that joined our consolidated U.S.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

federal income tax return beginning in 2012 and 2013. The AMT credit carryforwards became refundable in 2018 and will be fully recovered by 2021, and the other tax credits will expire by 2023 if unused. As of December 31, 2018, all accumulated U.S. federal tax credit carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

As of December 31, 2018 and 2017, domestic state net operating loss carryforwards were $4.7 million and $6.7 million, respectively, and will expire between 2026 and 2036. As of December 31, 2018, all accumulated state net operating loss carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

The effects of tax legislation on deferred taxes are recognized in the period of enactment. The primary impact of U.S. tax reform on our 2017 financial results was associated with the effect of reducing the U.S. statutory tax rate from 35% to 21% on our deferred tax balances as of December 31, 2017. The effects of the U.S. tax reform were reflected in the 2017 financial statements as determined or as reasonably estimated provisional amounts based on available information subject to interpretation in accordance with the SEC's Staff Accounting Bulletin No. 118. The provisional amounts apply in regard to potential technical interpretations of accounting and taxing authorities related to elements of the U.S. tax reform subject to change. The provisional amount was finalized within the one-year measurement period with no material adjustments.

Other Tax Information

Income tax returns are filed in the U.S. federal jurisdiction as well as various states and foreign jurisdictions where we and one or more of our subsidiaries conduct business. Although determined by jurisdiction, with few exceptions our tax uncertainties relate primarily to the U.S. federal jurisdiction. The IRS has completed examination of our consolidated U.S. federal income tax returns for years prior to 2009. A settlement was reached in 2018 with the Department of Justice involving a suit in the Court of Federal Claims, requesting refunds for the years 1995-2003. IRS claims for refund for tax years 2004 through 2018, as a result of the settlement of earlier years with the Department of Justice, are pending. As of December 31, 2018 and 2017, we had $195.7 million and $231.9 million, respectively, of current income tax receivables associated with outstanding audit issues reported as other assets in our consolidated statements of financial position.

PFG filed claims for refund for tax years 2006 through 2008 in 2015 and tax year 2012 in 2016. The IRS commenced audit of our U.S. federal income tax return for 2009 in the fourth quarter of 2011, 2010 in the first quarter of 2012, 2011 in the first quarter of 2013, and 2012 in the third quarter of 2015. The U.S. federal statute of limitations expired for years prior to 2009, except for pending audit issues. The statute was extended until June 30, 2019 for 2009 through 2012, has expired for 2013 and 2014, and remains open for years thereafter. The ultimate settlement of earlier tax years can be adjusted into subsequent tax years regardless of statute status. We do not expect the results of these audits, subsequent related adjustments or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.

We believe we have adequate defenses against, or sufficient provisions for, contested issues, but final resolution could take several years while legal remedies are pursued. Consequently, we do not expect the resolved issues from tax years 1995-2003 or those that might arise in tax years subsequent to 2003 to have a material impact on our net income.

13. Employee and Agent Benefits

PFG sponsors defined benefit pension plans covering substantially all of our U.S. employees and certain agents. Some of these plans provide supplemental pension benefits to employees and agents with salaries and/or pension benefits in excess of the qualified plan limits imposed by U.S. federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account is credited with an amount based on the employee's salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. The policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. The funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

(“ERISA”), and, generally, not greater than the maximum amount that can be deducted for U.S. federal income tax purposes. The funding policy for the nonqualified benefit plan is to fund the plan in the years the employees are providing service, taking into account the funded status of the trust. We reflect pension expense through our expense allocation agreement with PFG.

We provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002, and who retire prior to January 1, 2020. Employees hired on or after January 1, 2002, or hired prior to January 1, 2002, and who retire on or after January 1, 2020, have access to retiree health benefits but it is intended that they pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually. The contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002, and who retired prior to January 1, 2011. For employees hired prior to January 1, 2002, and who retired on or after January 1, 2011, but prior to January 1, 2020, the contributions are 60% of the expected cost. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage. The retiree group term life coverage is not subsidized for those who retire on or after January 1, 2020.

Covered employees are first eligible for the health and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Our policy is to fund the cost of providing retiree benefits in the years the employees are providing service, taking into account the funded status of the trust. Effective January 2016, PFG became the sponsor of the post-65 retiree medical plan for both employees and individual field agents. Prior to January 2016, we were the sponsor of this plan. In connection with the change in sponsorship, we transferred $27.1 million of plan assets and a $23.0 million postretirement benefit obligation to PFG.

Obligations and Funded Status

The combined funded status, reconciled to amounts recognized in the consolidated statements of financial position relating to other postretirement employee benefit (“OPEB”) plan, was as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	December 31,
	2018	2017
	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$(91.80)	$(92.60)
Service cost	(0.10)	(0.10)
Interest cost	(2.90)	(3.30)
Actuarial gain (loss)	6.6	(0.50)
Participant contributions	(3.80)	(3.50)
Benefits paid	8.2	8.2
Benefit obligation at end of year	$(83.80)	$(91.80)

Change in plan assets
Fair value of plan assets at beginning of year	$668.3	$601.4
Actual return on plan assets	(46.00)	70.9
Employer contribution	0.8	0.7
Participant contributions	3.8	3.5
Benefits paid	(8.20)	(8.20)
Fair value of plan assets at end of year	$618.7	$668.3

Amount recognized in statement of financial position
Other assets	$536.8	$578.3
Other liabilities	(1.90)	(1.80)
Total	$534.9	$576.5

Amount recognized in accumulated other comprehensive (income) loss
Total net actuarial (gain) loss	$44.3	$(28.50)
Prior service benefit	—	(12.80)
Pre-tax accumulated other comprehensive (income) loss	$44.3	$(41.30)

Other Postretirement Plan Changes and Plan Gains/Losses

For the year ended December 31, 2018, the other postretirement benefit plans had an actuarial gain primarily due to an increase in the discount rate and a gain from actual and projected medical claims cost being lower than expected. For the year ended December 31, 2017, the other postretirement benefit plans had an actuarial loss primarily due to a decrease in the discount rate offset by actual and projected medical claims costs being lower than previously expected.

Information for Other Postretirement Benefit Plans With an Accumulated Postretirement Benefit Obligation
in Excess of Plan Assets

	December 31,
	2018	2017
	(in millions)
Accumulated postretirement benefit obligation	$2.1	$2.2
Fair value of plan assets	0.2	0.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Components of Other Postretirement Benefits Net Periodic Benefit Cost

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Service cost	$0.1	$0.1	$2.1
Interest cost	2.9	3.3	5.3
Expected return on plan assets	(32.20)	(26.20)	(31.50)
Amortization of prior service benefit	(12.80)	(33.40)	(22.90)
Recognized net actuarial (gain) loss	(1.20)	0.1	0.2
Net periodic benefit income	$(43.20)	$(56.10)	$(46.80)

The components of net periodic benefit cost including the service cost component are included in operating expenses on the consolidated statements of operations.

For the other postretirement benefit plans, actuarial gains and losses were amortized with use of the corridors allowed.

For the other postretirement benefit plans, amounts recognized in pre-tax accumulated other comprehensive (income) loss were as follows:

	For the year ended December 31,
	2018	2017
	(in millions)
Other changes recognized in accumulated other comprehensive (income) loss
Net actuarial (gain) loss	$71.6	$(44.20)
Amortization of gain (loss)	1.2	(0.10)
Amortization of prior service benefit	12.8	33.4
Total recognized in pre-tax accumulated other comprehensive (income) loss	$85.6	$(10.90)
Total recognized in net periodic benefit cost and pre-tax accumulated
other comprehensive (income) loss	$42.4	$(67.00)

Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI. The estimated net actuarial (gain) loss and prior service cost (benefit) for the postretirement benefits that will be amortized from AOCI into net periodic benefit cost during the 2019 fiscal year are $0.1 million and $(1.2) million, respectively.

Assumptions

Weighted‑average assumptions used for other postretirement benefit plans to determine benefit obligations as disclosed under the Obligations and Funded Status section

	For the year ended December 31,
	2018	2017
Discount rate	3.95%	3.35%
Rate of compensation increase	N/A	2.39%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Weighted average assumptions used for other postretirement benefit plans to determine net periodic benefit cost

	For the year ended December 31,
	2018	2017	2016
Discount rate (1)	3.35%	3.75%	3.35%
Expected long-term return on plan assets	4.85%	4.40%	5.25%
Rate of compensation increase	2.39%	2.44%	4.82%

(1)
The funded statuses of the OPEB plans for which subsidies were eliminated in 2016 were remeasured as of October 31, 2016, and a portion of the impact was reflected in the 2016 net periodic postretirement benefit cost. A discount rate of 4.15% was used until the remeasurement date at which time a discount rate of 3.35% was used.

For other postretirement benefits, the discount rate is determined by projecting future benefit payments inherent in the accumulated postretirement benefit obligation, and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments are discounted to determine a present value using the yield curve and the discount rate is the level rate that produces the same present value. The 4.85% expected long-term return on plan assets for 2018 was based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the home office medical/life, agent medical/life, long-term care and post-65 medical plans were 4.90%, 4.60% and 3.75% , respectively.

Assumed Health Care Cost Trend Rates

	December 31,
	2018	2017
Health care cost trend rate assumed for next year under age 65	7.0%	7.0%
Health care cost trend rate assumed for next year age 65 and over	N/A	7.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year that the rate reaches the ultimate trend rate (under age 65)	2026	2024
Year that the rate reaches the ultimate trend rate (65 and older)	N/A	2024

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-percentage	1-percentage
	point increase	point decrease
	(in millions)
Effect on total of service cost and interest cost components	$0.1	$(0.10)
Effect on accumulated postretirement benefit obligation	(1.20)	1.2

Other Postretirement Benefit Plan Assets

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•
Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets. Our Level 1 assets include cash, fixed income investment funds, exchange traded equity securities and alternative mutual fund investments.

•
Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly. Our Level 2 assets primarily include fixed income and equity investment funds.

•	Level 3 – Fair values are based on significant unobservable inputs for the asset.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios, investments in equity security portfolios, investments in alternative mutual fund portfolios and investment in a real estate mutual fund. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets. The fair value of the alternative mutual fund portfolios and the real estate mutual fund are based on quoted market prices, which represent the net asset value (“NAV”) of shares held by the other postretirement benefit plan.

The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date was as follows:

	December 31, 2018
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.3	$0.3	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	194.2	156.7	37.5	—
U.S. equity portfolios (2)	130.5	95.7	34.8	—
International equity portfolios (3)	57.6	43.8	13.8	—
Alternative mutual fund portfolios (4)	229.8	229.8	—	—
Real estate mutual fund (5)	6.3	6.3	—	—
Total	$618.7	$532.6	$86.1	$—

	December 31, 2017
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.3	$0.3	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	200.1	168.0	32.1	—
U.S. equity portfolios (2)	153.3	102.4	50.9	—
International equity portfolios (3)	63.1	53.0	10.1	—
Alternative mutual fund portfolios (4)	244.8	244.8	—	—
Real estate mutual fund (5)	6.7	6.7	—	—
Total	$668.3	$575.2	$93.1	$—

(1)
The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, residential mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.

(2)	The portfolios invest primarily in publicly traded equity securities of large U.S. companies.

(3)	The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

(4)	The portfolios invest primarily in equities, corporate bonds, foreign currencies, convertible securities and derivatives.

(5)	The mutual fund invests primarily in U.S. commercial real estate properties.
As of December 31, 2018 and 2017, $86.1 million and $93.2 million of assets, respectively, in cash, fixed income security portfolios, U.S. equity portfolios and international equity portfolios were included in a trust owned life insurance contract.

The reconciliation for a general account investment that was previously included in plan assets and measured at fair value using significant unobservable inputs (Level 3) is as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

For the year ended December 31, 2016
Actual return gains (losses)
	Beginning	on plan assets					Ending
	assets	Relating to		Net			assets
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2015	date	period	settlements	Level 3	Level 3	2016
(in millions)
Asset category
General account investment	$33.5	$(1.70)	$(33.60)	$1.8	$—	$—	$—

We have established an investment policy that provides the investment objectives and guidelines for the other postretirement benefit plans. Our investment strategy is to achieve the following:

•	Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.

•	Ensure sufficient liquidity to meet the emerging benefit liabilities for the plans.

•
Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the other postretirement benefit plans consistent with market and economic risk.

In administering the other postretirement benefit plans’ asset allocation strategies, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short‑ and long-term capital market performance and the perception of future economic conditions.

According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset category	Target allocation
U.S. equity portfolios	24%
International equity portfolios	15%
Fixed income security portfolios	32%
Alternatives	24%
Real estate	5%

Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service are:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Other postretirement
benefits (gross benefit
payments, including
prescription drug benefits)
(in millions)
Year ending December 31:
2019	$11.9
2020	11.1
2021	10.3
2022	9.7
2023	8.8
2024-2028	34.4

The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan. The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2018.

Defined Contribution and Deferred Compensation Plans

Prior to December 2016, we had defined contribution plans that were generally available to all U.S. employees and agents. Eligible participants could not contribute more than $18,500 of their compensation to the plans in 2018. Effective January 1, 2006, we made several changes to the retirement programs. In general, the pension and supplemental executive retirement plan benefit formulas were reduced, and the 401(k) matching contribution was increased. Employees who were ages 47 or older with at least ten years of service on December 31, 2005, could elect to retain the prior benefit provisions and forgo receipt of the additional matching contributions. The employees who elected to retain the prior benefit provisions are referred to as “Grandfathered Choice Participants.” We matched the Grandfathered Choice Participant's contribution at a 50% contribution rate up to a maximum matching contribution of 3% of the participant's compensation. For all other participants, we matched the participant's contributions at a 75% contribution rate up to a maximum matching contribution of 6% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including PFG’s common stock. We contributed $42.5 million in 2016 to the qualified defined contribution plans.

 Prior to December 2016, we also had nonqualified deferred compensation plans available to select employees and agents that allowed them to defer compensation amounts in excess of limits imposed by federal tax law with respect to the qualified plans. For certain nonqualified deferred compensation plans that included an employer matching contribution, in 2016 we matched the Grandfathered Choice Participant's deferral at a 50% match deferral rate up to a maximum matching deferral of 3% of the participant's compensation. For all other participants in nonqualified deferred compensation plans that included an employer matching contribution, we matched the participant's deferral at a 75% match deferral rate up to a maximum matching deferral of 6% of the participant's compensation. We contributed $2.8 million in 2016, respectively, to the nonqualified deferred compensation plans.

Effective December 2016, PFG became the sponsor of the defined contribution and nonqualified deferred compensation plans. In connection with the change in sponsorship, we transferred $227.5 million of plan assets and $225.5 million of liabilities to PFG. In addition, deferred tax assets of $72.5 million were transferred to PFG from us associated with the change in sponsorship. We continue to reflect benefits expense through our expense allocation agreement with PFG.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

14. Contingencies, Guarantees and Indemnifications

Litigation and Regulatory Contingencies

We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services; individual life insurance, specialty benefits insurance and our investment activities. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.

We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.

In addition, regulatory bodies such as state insurance departments, the SEC, the Financial Industry Regulatory Authority, the Department of Labor and other regulatory agencies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, ERISA and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.

As of December 31, 2018, we had no litigation or regulatory contingencies for which we believe disclosure is appropriate.

Guarantees and Indemnifications

In the normal course of business, we have provided guarantees to our ultimate parent, PFG, related to benefit payments of the nonqualified pension plans and the nonqualified deferred compensation plans. We also provided guarantees to third parties primarily related to a former subsidiary. The terms of these agreements range in duration and often are not explicitly defined. The maximum exposure under these agreements as of December 31, 2018, was approximately $227.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.

We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.

Guaranty Funds

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2018 and 2017, the liability balance for guaranty fund assessments, which is not discounted, was $22.2 million and $23.3 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of December 31, 2018 and 2017, $10.4 million and $11.3 million, respectively, related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Operating Leases

As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. Rental expense for the years ended December 31, 2018, 2017 and 2016, was $17.1 million, $23.0 million and $27.2 million, respectively.

The following represents payments due by period for operating lease obligations (in millions):

Year ending December 31:
2019	$28.1
2020	23.5
2021	18.7
2022	13.0
2023	7.4
2024 and thereafter	21.4
Total operating lease obligations	112.1
Less: Future sublease rental income on noncancelable leases	5.1
Total future minimum lease payments	$107.0

Capital Leases

We lease buildings and hardware storage equipment under capital leases. As of December 31, 2018 and 2017, these leases had a gross asset balance of $67.0 million and $54.3 million and accumulated depreciation of $35.1 million and $30.6 million, respectively. Depreciation expense for the years ended December 31, 2018, 2017 and 2016, was $9.9 million, $9.9 million and $11.1 million, respectively.

The following represents future minimum lease payments due by period for capital lease obligations (in millions).

Year ending December 31:
2019	$12.6
2020	11.0
2021	8.1
2022	1.8
2023	0.4
2024 and thereafter	—
Total	33.9
Less: Amounts representing interest	1.4
Net present value of minimum lease payments	$32.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

15. Stockholder's Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2018
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(2,534.30)	$526.0	$(2,008.30)
Reclassification adjustment for losses included in net income (1)	84.4	(13.60)	70.8
Adjustments for assumed changes in amortization patterns	185.9	(39.10)	146.8
Adjustments for assumed changes in policyholder liabilities	351.1	(73.70)	277.4
Net unrealized losses on available-for-sale securities	(1,912.90)	399.6	(1,513.30)

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	39.7	(8.30)	31.4
Adjustments for assumed changes in amortization patterns	(5.30)	1.1	(4.20)
Adjustments for assumed changes in policyholder liabilities	(0.80)	0.1	(0.70)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	33.6	(7.10)	26.5

Net unrealized gains on derivative instruments during the period	50.4	(3.60)	46.8
Reclassification adjustment for gains included in net income (3)	(50.80)	7.1	(43.70)
Adjustments for assumed changes in amortization patterns	0.3	(0.10)	0.2
Adjustments for assumed changes in policyholder liabilities	5.7	(1.00)	4.7
Net unrealized gains on derivative instruments	5.6	2.4	8.0

Unrecognized postretirement benefit obligation during the period	(71.60)	15.1	(56.50)
Amortization of amounts included in net periodic benefit cost (4)	(14.00)	2.9	(11.10)
Net unrecognized postretirement benefit obligation	(85.60)	18.0	(67.60)

Other comprehensive loss	$(1,959.30)	$412.9	$(1,546.40)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	For the year ended December 31, 2017
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$1,028.5	$(325.00)	$703.5
Reclassification adjustment for losses included in net income (1)	65.6	(22.80)	42.8
Adjustments for assumed changes in amortization patterns	(26.20)	9.3	(16.90)
Adjustments for assumed changes in policyholder liabilities	(168.50)	59.0	(109.50)
Net unrealized gains on available-for-sale securities	899.4	(279.50)	619.9

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	49.7	(17.40)	32.3
Adjustments for assumed changes in amortization patterns	(6.40)	2.3	(4.10)
Adjustments for assumed changes in policyholder liabilities	(1.30)	0.5	(0.80)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	42.0	(14.60)	27.4

Net unrealized losses on derivative instruments during the period	(46.70)	16.0	(30.70)
Reclassification adjustment for gains included in net income (3)	(42.40)	15.1	(27.30)
Adjustments for assumed changes in amortization patterns	3.9	(1.30)	2.6
Adjustments for assumed changes in policyholder liabilities	9.6	(3.30)	6.3
Net unrealized losses on derivative instruments	(75.60)	26.5	(49.10)

Unrecognized postretirement benefit obligation during the period	44.2	(9.20)	35.0
Amortization of amounts included in net periodic benefit cost (4)	(33.30)	11.6	(21.70)
Net unrecognized postretirement benefit obligation	10.9	2.4	13.3

Other comprehensive income	$876.7	$(265.20)	$611.5

	For the year ended December 31, 2016
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$116.2	$(44.40)	$71.8
Reclassification adjustment for losses included in net income (1)	78.1	(23.30)	54.8
Adjustments for assumed changes in amortization patterns	5.6	(2.00)	3.6
Adjustments for assumed changes in policyholder liabilities	(40.50)	14.1	(26.40)
Net unrealized gains on available-for-sale securities	159.4	(55.60)	103.8

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	3.1	(1.10)	2.0
Adjustments for assumed changes in amortization patterns	(3.40)	1.2	(2.20)
Adjustments for assumed changes in policyholder liabilities	0.8	(0.30)	0.5
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	0.5	(0.20)	0.3

Net unrealized gains on derivative instruments during the period	32.6	(7.50)	25.1
Reclassification adjustment for gains included in net income (3)	(36.80)	9.1	(27.70)
Adjustments for assumed changes in amortization patterns	2.9	(1.00)	1.9
Adjustments for assumed changes in policyholder liabilities	16.9	(6.00)	10.9
Net unrealized gains on derivative instruments	15.6	(5.40)	10.2

Unrecognized postretirement benefit obligation during the period	27.1	(9.50)	17.6
Amortization of amounts included in net periodic benefit cost (4)	(22.70)	8.0	(14.70)
Net unrecognized postretirement benefit obligation	4.4	(1.50)	2.9

Other comprehensive income	$179.9	$(62.70)	$117.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

(1)	Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) on the consolidated statements of operations.
(2) Represents the net impact of (1) unrealized gains resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold and (2) unrealized losses resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI.
(3) See Note 7, Derivative Financial Instruments – Cash Flow Hedges, for further details.
(4) Amount is comprised of amortization of prior service cost (benefit) and recognized net actuarial (gain) loss, which is reported in operating expenses on the consolidated statements of operations. See Note 13, Employee and Agent Benefits – Components of Net Periodic Benefit Cost, for further details.

Accumulated Other Comprehensive Income

		Noncredit
	Net unrealized	component of	Net unrealized	Foreign	Unrecognized	Accumulated
	gains on	impairment losses	gains on	currency	postretirement	other
	available-for-sale	on fixed maturities	derivative	translation	benefit	comprehensive
	securities	available-for-sale	instruments	adjustment	obligation	income
	(in millions)
Balances as of January 1, 2016	$609.8	$(86.10)	$91.5	$(0.90)	$27.0	$641.3
Other comprehensive income
during the period, net of
adjustments	49.0	—	37.9	—	17.6	104.5
Amounts reclassified from AOCI	54.8	0.3	(27.70)	—	(14.70)	12.7
Other comprehensive income	103.8	0.3	10.2	—	2.9	117.2
Net assets transferred to affiliate
due to change in benefit plan
sponsorship	—	—	—	—	(10.10)	(10.10)
Balances as of December 31, 2016	713.6	(85.80)	101.7	(0.90)	19.8	748.4
Other comprehensive income
during the period, net of
adjustments	577.1	—	(21.80)	—	35.0	590.3
Amounts reclassified from AOCI	42.8	27.4	(27.30)	—	(21.70)	21.2
Other comprehensive income	619.9	27.4	(49.10)	—	13.3	611.5
Sale of subsidiary to parent, net of
related income taxes, as part of a
common control transaction	—	—	—	(0.10)	—	(0.10)
Balances as of December 31, 2017	1,333.5	(58.40)	52.6	(1.00)	33.1	1,359.8
Other comprehensive loss
during the period, net of
adjustments	(1,584.10)	—	51.7	—	(56.50)	(1,588.90)
Amounts reclassified from AOCI	70.8	26.5	(43.70)	—	(11.10)	42.5
Other comprehensive loss	(1,513.30)	26.5	8.0	—	(67.60)	(1,546.40)
Effects of implementation of
accounting change related to
equity investments, net	0.1	—	—	—	—	0.1
Effects of implementation of
accounting change related to
the reclassification of certain
tax effects, net	248.9	(15.20)	7.7	1.0	(0.40)	242.0
Balances as of December 31, 2018	$69.2	$(47.10)	$68.3	$—	$(34.90)	$55.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Dividend Limitations

Under Iowa law, we may pay dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner of Insurance of the State of Iowa (“the Commissioner”) to pay stockholder dividends or make any other distribution if such distribution would exceed certain statutory limitations. Iowa law gives the Commissioner discretion to disapprove requests for distributions in excess of these limitations. Extraordinary dividends include those made, together with dividends and other distributions, within the preceding twelve months that exceed the greater of (i) 10% of our statutory policyholder surplus as of the previous year-end or (ii) the statutory net gain from operations from the previous calendar year, not to exceed earned surplus. Based on this limitation and 2018 statutory results, our dividend limitation is approximately $1,085.7 million in ordinary stockholder dividends in 2019 without prior regulatory approval. However, because the dividend test is based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2019, some or all of such dividends may be extraordinary and require regulatory approval.

On May 1, 2017, we sold our ownership interest in PGI LLC to PFS in connection with a corporate reorganization designed to better utilize and allocate capital internally. Subsequent to the sale, we paid an extraordinary dividend of $1,068.4 million to PFS with the cash proceeds received from the sale, which was approved by the Commissioner.

16. Fair Value Measurements

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•
Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities. Our Level 1 assets and liabilities primarily include exchange traded equity securities, mutual funds and U.S. Treasury bonds.

•
Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. Our Level 2 assets and liabilities primarily include fixed maturities (including public and private bonds), equity securities, cash equivalents, derivatives and other investments.

•
Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability. Our Level 3 assets and liabilities primarily include fixed maturities, real estate and commercial mortgage loan investments of our separate accounts, complex derivatives and embedded derivatives.

Determination of Fair Value

The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis or disclosed at fair value. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2018.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Fixed Maturities

Fixed maturities include bonds, ABS, redeemable preferred stock and certain non-redeemable preferred securities. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.

When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds when quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may also be impacted by company specific factors.

If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized. These are reflected in Level 3 in the fair value hierarchy and can include fixed maturities across all asset classes. As of December 31, 2018, less than 1% of our total fixed maturities were Level 3 securities valued using internal pricing models.

The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, rating and average life of the issuance.

RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.

Equity Securities

Equity securities include mutual funds, common stock and non-redeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices or the NAV, which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Derivatives

The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include futures that are settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of OTC cleared derivatives are determined through market prices published by the clearinghouses, which are reflected in Level 2. The clearinghouses may utilize the overnight indexed swap (“OIS”) curve in their valuation. Variation margin associated with OTC cleared derivatives is settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of bilateral OTC derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our bilateral OTC derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves and appropriate implied volatilities. Certain bilateral OTC derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.

Our non-cleared derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the LIBOR interest rate curve to value our positions, which includes a credit spread. This credit spread incorporates an appropriate level of nonperformance risk into our valuations given the current ratings of our counterparties, as well as the collateral agreements in place. Counterparty credit risk is routinely monitored to ensure our adjustment for non-performance risk is appropriate. Our centrally cleared derivative contracts are conducted with regulated centralized clearinghouses, which provide for daily exchange of cash collateral or variation margin equal to the difference in the daily market values of those contracts that eliminates the non-performance risk on these trades.

Interest Rate Contracts. For non-cleared contracts we use discounted cash flow valuation techniques to determine the fair value of interest rate swaps using observable swap curves as the inputs. These are reflected in Level 2. For centrally cleared contracts we use published prices from clearinghouses. These are reflected in Level 2. In addition, we have interest rate options and have had a limited number of complex inflation-linked interest rate swaps and swaptions that are valued using broker quotes. These are reflected in Level 3.

Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. In addition, we have a limited number of non-standard currency swaps that are valued using broker quotes. These are reflected within Level 3.

Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2.

Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs or broker prices to determine the fair value of credit default swaps. These are reflected in Level 3.

Other Investments

Other investments reported at fair value include investment funds reported at fair value, commercial mortgage loans of consolidated VIEs for which the fair value option was elected, equity method real estate investments for which the fair value option was elected and certain redeemable preferred stock. In addition, in 2017 we had other investment funds for which the fair value option was elected.

The fair value of investment funds is determined using the NAV of the fund. The NAV of the fund represents the price at which we would be able to initiate a transaction. Investments for which the NAV represents a quoted price in an active market for identical assets are reflected in Level 1. Investments that do not have a quoted price in an active market are reflected in Level 2.

Commercial mortgage loans of consolidated VIEs are valued using the more observable fair value of the liabilities of the consolidated collateralized financing entities (“CCFEs”) under the measurement alternative guidance and are reflected in Level 2. The liabilities are affiliated so are not reflected in our consolidated results.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Equity method real estate investments for which the fair value option was elected are reflected in Level 3. The equity method real estate investments consist of underlying real estate and debt. The real estate fair value is estimated using a discounted cash flow valuation model that utilizes public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. The debt fair value is estimated using a discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

The fair value of certain redeemable preferred stock is based on an internal model using observable inputs and is included in Level 2.

Cash Equivalents

Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of three months or less. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

Separate Account Assets

Separate account assets include equity securities, debt securities, cash equivalents and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize various public real estate market data inputs. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.

Investment Contracts

Certain annuity contracts and other investment contracts include embedded derivatives that have been bifurcated from the host contract and are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The embedded derivative liabilities are valued using stochastic models that incorporate a spread reflecting our own creditworthiness.

The assumption for our own non-performance risk for investment contracts and any embedded derivatives bifurcated from certain annuity and investment contracts is based on the current market credit spreads for debt-like instruments we have issued and are available in the market.

Other Liabilities

Certain obligations reported in other liabilities include embedded derivatives to deliver underlying securities of structured investments to third parties. The fair value of the embedded derivatives is calculated based on the value of the underlying securities that are valued based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2.

Certain obligations of consolidated VIEs for which the fair value option was elected were included in other liabilities. The synthetic entity that had these obligations matured in the first quarter of 2017. The VIEs’ unaffiliated obligations were valued utilizing internal pricing models, which were reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2018
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (4)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,383.2	$—	$993.1	$390.1	$—
Non-U.S. governments	730.8	—	—	726.2	4.6
States and political subdivisions	6,165.7	—	—	6,165.7	—
Corporate	32,088.4	—	19.2	32,011.3	57.9
Residential mortgage-backed securities	2,416.2	—	—	2,416.2	—
Commercial mortgage-backed securities	3,902.8	—	—	3,893.3	9.5
Collateralized debt obligations (1)	2,416.9	—	—	2,408.6	8.3
Other debt obligations	7,171.3	—	—	7,112.8	58.5
Total fixed maturities, available-for-sale	56,275.3	—	1,012.3	55,124.2	138.8
Fixed maturities, trading	165.5	—	—	165.5	—
Equity securities	84.8	—	46.6	38.2	—
Derivative assets (2)	172.6	—	—	154.0	18.6
Other investments	109.0	75.4	—	16.4	17.2
Cash equivalents	945.8	—	—	945.8	—
Sub-total excluding separate account
assets	57,753.0	75.4	1,058.9	56,444.1	174.6

Separate account assets	107,343.0	124.6	79,303.1	19,471.3	8,444.0
Total assets	$165,096.0	$200.0	$80,362.0	$75,915.4	$8,618.6

Liabilities
Investment contracts (3)	$(5.30)	$—	$—	$—	$(5.30)
Derivative liabilities (2)	(104.40)	—	—	(89.30)	(15.10)
Other liabilities (3)	(89.30)	—	—	(89.30)	—
Total liabilities	$(199.00)	$—	$—	$(178.60)	$(20.40)

Net assets	$164,897.0	$200.0	$80,362.0	$75,736.8	$8,598.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	December 31, 2017
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (4)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,317.7	$—	$886.8	$430.9	$—
Non-U.S. governments	528.3	—	—	522.2	6.1
States and political subdivisions	6,757.7	—	—	6,757.7	—
Corporate	33,589.2	—	20.7	33,467.9	100.6
Residential mortgage-backed securities	2,512.7	—	—	2,512.7	—
Commercial mortgage-backed securities	3,667.0	—	—	3,656.4	10.6
Collateralized debt obligations (1)	1,359.3	—	—	1,234.3	125.0
Other debt obligations	5,697.5	—	—	5,695.2	2.3
Total fixed maturities, available-for-sale	55,429.4	—	907.5	54,277.3	244.6
Fixed maturities, trading	49.1	—	—	49.1	—
Equity securities, available-for-sale	94.1	—	47.4	44.0	2.7
Equity securities, trading	6.0	—	6.0	—	—
Derivative assets (2)	247.2	—	—	223.0	24.2
Other investments	101.6	85.8	—	9.3	6.5
Cash equivalents	374.2	—	—	374.2	—
Sub-total excluding separate account
assets	56,301.6	85.8	960.9	54,976.9	278.0

Separate account assets	117,300.8	120.4	89,824.1	19,870.0	7,486.3
Total assets	$173,602.4	$206.2	$90,785.0	$74,846.9	$7,764.3

Liabilities
Investment contracts (3)	$(119.60)	$—	$—	$—	$(119.60)
Derivative liabilities (2)	(267.50)	—	—	(262.90)	(4.60)
Other liabilities (3)	(253.20)	—	—	(253.20)	—
Total liabilities	$(640.30)	$—	$—	$(516.10)	$(124.20)

Net assets	$172,962.1	$206.2	$90,785.0	$74,330.8	$7,640.1

(1)	Primarily consists of collateralized loan obligations backed by secured corporate loans.
(2) Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. The amounts are presented gross in the tables above to reflect the presentation on the consolidated statements of financial position; however, are presented net for purposes of the rollforward in the Changes in Level 3 Fair Value Measurements tables. Refer to Note 7, Derivative Financial Instruments, for further information on fair value by class of derivative instruments.
(3) Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.
(4) Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Other investments using the NAV practical expedient consist of certain fund interests that are restricted until maturity with unfunded commitments totaling $32.0 million and $46.1 million as of December 31, 2018 and December 31, 2017, respectively. Separate account assets using the NAV practical expedient consist of hedge funds with varying investment strategies that also have a variety of redemption terms and conditions. We do not have unfunded commitments associated with these hedge funds.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Changes in Level 3 Fair Value Measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) was as follows:

	For the year ended December 31, 2018
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2017	(1)	income	(3)	Level 3	Level 3	2018	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$6.1	$—	$(0.10)	$(1.40)	$—	$—	$4.6	$—
Corporate	100.6	(1.00)	0.3	(22.00)	—	(20.00)	57.9	—
Commercial
mortgage-backed
securities	10.6	(3.50)	0.2	0.1	3.6	(1.50)	9.5	(1.90)
Collateralized
debt obligations	125.0	(0.90)	0.2	64.4	54.7	(235.10)	8.3	(0.90)
Other debt
obligations	2.3	—	(0.20)	147.4	—	(91.00)	58.5	—
Total fixed
maturities,
available-for-sale	244.6	(5.40)	0.4	188.5	58.3	(347.60)	138.8	(2.80)
Fixed maturities,
trading	—	—	—	3.7	—	(3.70)	—	—
Equity securities	2.7	12.9	—	(15.60)	—	—	—	—
Other investments	6.5	1.7	—	9.0	—	—	17.2	1.7
Separate account
assets (2)	7,486.3	889.7	—	106.8	2.3	(41.10)	8,444.0	829.8

Liabilities
Investment contracts	(119.60)	107.9	—	6.4	—	—	(5.30)	110.3

Derivatives
Net derivative assets
(liabilities)	19.6	(18.60)	—	2.5	—	—	3.5	(17.10)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	For the year ended December 31, 2017
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2016	(1)	income	(3)	Level 3	Level 3	2017	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$7.6	$—	$(0.10)	$(1.40)	$—	$—	$6.1	$—
Corporate	145.6	(1.50)	4.4	(32.80)	22.2	(37.30)	100.6	—
Commercial
mortgage-backed
securities	71.1	(12.70)	11.1	(0.70)	26.3	(84.50)	10.6	(4.00)
Collateralized
debt obligations	33.6	—	1.7	7.3	183.7	(101.30)	125.0	—
Other debt
obligations	91.5	—	(0.20)	(0.80)	0.1	(88.30)	2.3	—
Total fixed
maturities,
available-for-sale	349.4	(14.20)	16.9	(28.40)	232.3	(311.40)	244.6	(4.00)
Fixed maturities,
trading	92.9	(0.50)	—	(92.40)	—	—	—	—
Equity securities,
available-for-sale	2.7	—	—	—	—	—	2.7	—
Equity securities,
trading	—	—	—	(0.70)	0.7	—	—	—
Other investments	36.9	3.9	—	(34.30)	—	—	6.5	3.8
Separate account
assets (2)	7,226.3	788.8	—	(493.20)	3.1	(38.70)	7,486.3	696.0

Liabilities
Investment contracts	(130.80)	6.8	—	4.4	—	—	(119.60)	4.0
Other liabilities	(59.90)	(0.10)	—	60.0	—	—	—	—

Derivatives
Net derivative assets
(liabilities)	11.8	7.5	—	0.3	—	—	19.6	6.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	For the year ended December 31, 2016
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2015	(1)	income	(3)	Level 3	Level 3	2016	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$39.5	$—	$2.1	$(1.40)	$—	$(32.60)	$7.6	$—
Corporate	156.3	(1.40)	(1.90)	(21.40)	15.7	(1.70)	145.6	(1.40)
Commercial
mortgage-backed
securities	4.8	(8.30)	8.8	32.7	35.4	(2.30)	71.1	(8.30)
Collateralized
debt obligations	63.5	—	0.8	(30.70)	—	—	33.6	—
Other debt
obligations	7.5	—	0.5	100.1	—	(16.60)	91.5	—
Total fixed
maturities,
available-for-sale	271.6	(9.70)	10.3	79.3	51.1	(53.20)	349.4	(9.70)
Fixed maturities,
trading	135.5	0.5	—	(43.10)	—	—	92.9	0.1
Equity securities,
available-for-sale	4.1	(1.30)	(0.10)	—	—	—	2.7	(1.40)
Other investments	35.1	1.5	—	0.3	—	—	36.9	1.5
Separate account
assets (2)	6,891.5	748.2	—	(417.90)	5.3	(0.80)	7,226.3	669.7

Liabilities
Investment contracts	(151.10)	14.6	—	5.7	—	—	(130.80)	7.8
Other liabilities	(68.10)	(9.20)	—	17.4	—	—	(59.90)	(7.50)

Derivatives
Net derivative assets
(liabilities)	(3.80)	13.8	0.5	1.3	—	—	11.8	10.9

(1) Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations. Realized and unrealized gains (losses) on certain securities with an investment objective to realize economic value through mark-to-market changes are reported in net investment income within the consolidated statements of operations.
(2) Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3) Gross purchases, sales, issuances and settlements were:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	For the year ended December 31, 2018
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.40)	$(1.40)
Corporate	2.3	(6.30)	—	(18.00)	(22.00)
Commercial mortgage-backed securities	—	—	—	0.1	0.1
Collateralized debt obligations	91.7	—	—	(27.30)	64.4
Other debt obligations	152.0	—	—	(4.60)	147.4
Total fixed maturities, available-for-sale	246.0	(6.30)	—	(51.20)	188.5
Fixed maturities, trading	3.7	—	—	—	3.7
Equity securities	—	(15.60)	—	—	(15.60)
Other investments	9.0	—	—	—	9.0
Separate account assets (4)	627.1	(519.40)	(206.50)	205.6	106.8

Liabilities
Investment contracts	—	—	2.8	3.6	6.4

Derivatives
Net derivative assets (liabilities)	1.8	0.7	—	—	2.5

	For the year ended December 31, 2017
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.40)	$(1.40)
Corporate	20.9	(1.60)	—	(52.10)	(32.80)
Commercial mortgage-backed securities	—	—	—	(0.70)	(0.70)
Collateralized debt obligations	22.9	—	—	(15.60)	7.3
Other debt obligations	—	—	—	(0.80)	(0.80)
Total fixed maturities, available-for-sale	43.8	(1.60)	—	(70.60)	(28.40)
Fixed maturities, trading	—	—	—	(92.40)	(92.40)
Equity securities, trading	—	—	—	(0.70)	(0.70)
Other investments	2.4	(36.70)	—	—	(34.30)
Separate account assets (4)	302.2	(580.60)	(284.60)	69.8	(493.20)

Liabilities
Investment contracts	—	—	—	4.4	4.4
Other liabilities	—	—	—	60.0	60.0

Derivatives
Net derivative assets (liabilities)	0.8	(0.50)	—	—	0.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	For the year ended December 31, 2016
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.40)	$(1.40)
Corporate	4.3	—	—	(25.70)	(21.40)
Commercial mortgage-backed securities	35.7	—	—	(3.00)	32.7
Collateralized debt obligations	—	—	—	(30.70)	(30.70)
Other debt obligations	105.0	(2.30)	—	(2.60)	100.1
Total fixed maturities, available-for-sale	145.0	(2.30)	—	(63.40)	79.3
Fixed maturities, trading	—	(18.00)	—	(25.10)	(43.10)
Other investments	0.7	(0.40)	—	—	0.3
Separate account assets (4)	453.3	(615.20)	(345.40)	89.4	(417.90)

Liabilities
Investment contracts	—	—	1.7	4.0	5.7
Other liabilities	—	17.4	—	—	17.4

Derivatives
Net derivative assets (liabilities)	0.5	0.8	—	—	1.3

(4)	Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.

Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels were as follows:

	For the year ended December 31, 2018
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$—	$—	$—	$—	$—	$20.0
Commercial mortgage-backed
securities	—	—	—	3.6	—	1.5
Collateralized debt obligations	—	—	—	54.7	—	235.1
Other debt obligations	—	—	—	—	—	91.0
Total fixed maturities,
available-for-sale	—	—	—	58.3	—	347.6
Fixed maturities, trading	—	—	—	—	—	3.7
Separate account assets	287.5	—	0.8	2.3	0.2	40.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	For the year ended December 31, 2017
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$—	$—	$—	$22.2	$—	$37.3
Commercial mortgage-backed
securities	—	—	—	26.3	—	84.5
Collateralized debt obligations	—	—	—	183.7	—	101.3
Other debt obligations	—	—	—	0.1	—	88.3
Total fixed maturities,
available-for-sale	—	—	—	232.3	—	311.4
Equity securities, trading	—	—	—	0.7	—	—
Separate account assets	12.5	—	5.9	3.1	—	38.7

	For the year ended December 31, 2016
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Non-U.S. governments	$—	$—	$—	$—	$—	$32.6
Corporate	—	—	—	15.7	—	1.7
Commercial mortgage-backed
securities	—	—	—	35.4	—	2.3
Other debt obligations	—	—	—	—	—	16.6
Total fixed maturities,
available-for-sale	—	—	—	51.1	—	53.2
Separate account assets	45.4	—	4.9	5.3	—	0.8

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

Separate account assets transferred from Level 1 to Level 2 during 2018, primarily included cash equivalents as a result of additional analysis to clarify the source of the price. Separate account assets transferred between Level 1 and Level 2 during 2017 and 2016, primarily related to foreign equity securities. When these securities are valued at the close price of the local exchange where the assets traded, they are reflected in Level 1. When events materially affecting the value occur between the close of the local exchange and the New York Stock Exchange, we use adjusted prices determined by a third party pricing vendor to update the foreign market closing prices and the fair value is reflected in Level 2.

Assets transferred into Level 3 during 2018, 2017 and 2016, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations.

Assets transferred out of Level 3 during 2018, 2017 and 2016, included those for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes or the measurement alternative for CCFEs. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	December 31, 2018
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$4.6	Discounted cash flow	Discount rate (1)	3.2%	3.2%
			Illiquidity premium	50 basis points ("bps")	50bps
			Comparability adjustment	(25)bps	(25)bps
Corporate	25.4	Discounted cash flow	Discount rate (1)	3.3%-4.5%	3.9%
			Illiquidity premium	0bps-60bps	36bps
Other debt obligations	1.7	Discounted cash flow	Discount rate (1)	5.0%	5.0%
			Illiquidity premium	500bps	500bps
Separate account assets	8,440.8	Discounted cash flow - mortgage loans	Discount rate (1)	3.3%-4.7%	4.2%
			Illiquidity premium	0bps-60bps	56bps
			Credit spread rate	85bps-172bps	168bps
		Discounted cash flow - real estate	Discount rate (1)	5.6%-11.5%	6.7%
			Terminal capitalization rate	4.3%-9.3%	5.8%
			Average market rent growth rate	2.0%-4.7%	2.9%
		Discounted cash flow - real estate debt	Loan to value	11.0%-69.3%	45.9%
			Market interest rate	3.9%-6.0%	4.3%

Liabilities
Investment contracts (5)	(5.30)	Discounted cash flow	Long duration interest rate	2.8% (2)
			Long-term equity market volatility	16.7%-27.8%
			Non-performance risk	0.6%-1.6%
			Utilization rate	See note (3)
			Lapse rate	1.3%-9.3%
			Mortality rate	See note (4)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	December 31, 2017
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$6.1	Discounted cash flow	Discount rate (1)	2.7%	2.7%
			Illiquidity premium	50bps	50bps
			Comparability adjustment	(25)bps	(25)bps
Corporate	51.0	Discounted cash flow	Discount rate (1)	1.9%-7.5%	4.6%
			Illiquidity premium	0bps-60bps	21bps
Commercial mortgage-backed securities	0.5	Discounted cash flow	Discount rate (1)	6.0%	6.0%
			Probability of default	85.0%	85.0%
			Potential loss severity	32.0%	32.0%
Other debt obligations	2.3	Discounted cash flow	Discount rate (1)	5.0%	5.0%
			Illiquidity premium	500bps	500bps
Separate account assets	7,484.6	Discounted cash flow - mortgage loans	Discount rate (1)	2.3%-8.0%	4.8%
			Illiquidity premium	0bps-60bps	17bps
			Credit spread rate	62bps-690bps	293bps
		Discounted cash flow - real estate	Discount rate (1)	5.8%-17.2%	6.9%
			Terminal capitalization rate	4.3%-9.3%	6.1%
			Average market rent growth rate	0.5%-4.7%	2.9%
		Discounted cash flow - real estate debt	Loan to value	12.1%-71.4%	45.8%
			Market interest rate	3.1%-4.5%	3.8%

Liabilities
Investment contracts (5)	(119.60)	Discounted cash flow	Long duration interest rate	2.5% (2)
			Long-term equity market volatility	18.7%-41.1%
			Non-performance risk	0.2%-1.2%
			Utilization rate	See note (3)
			Lapse rate	1.3%-9.3%
			Mortality rate	See note (4)

(1)	Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any illiquidity or other adjustments, where applicable.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

(2)
Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between various observable swap rates.

(3)	This input factor is the number of contractholders taking withdrawals as well as the amount and timing of the withdrawals and a range does not provide a meaningful presentation.

(4)	This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.

(5)
Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.

Embedded derivatives within our investment contracts liability can be in either an asset or liability position, depending on certain inputs at the reporting date. Increases to an asset or decreases to a liability are described as increases to fair value. Increases or decreases in market volatilities could cause significant decreases or increases, respectively, in the fair value of embedded derivatives in investment contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals. Increases or decreases in risk-free rates could cause the fair value of the embedded derivative to significantly increase or decrease, respectively. Increases or decreases in our own credit risks, which impact the rates used to discount future cash flows, could significantly increase or decrease, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.

Decreases or increases in the mortality rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. Decreases or increases in the overall lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption varies dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contractholders will take withdrawals, when they will take them and how much of their benefit they will take. Increases or decreases in the assumption of the number of contractholders taking withdrawals could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take withdrawals earlier or later could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take more or less of their benefit could cause the fair value of the embedded derivative to decrease or increase, respectively.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

No significant assets and liabilities were measured at fair value on a nonrecurring basis for the years ended December 31, 2018, 2017 and 2016.

Fair Value Option

We elected fair value accounting for:

•
Certain commercial mortgage loans of consolidated VIEs for which it was not practicable for us to determine the carrying value. In addition, we had certain obligations of consolidated VIEs held by a synthetic entity for which it was not practicable for us to determine the carrying value. The synthetic entity matured in the first quarter of 2017.

•
Certain real estate ventures that are subject to the equity method of accounting because the nature of the investments is to add value to the properties and generate income from the operations of the properties. Other equity method real estate investments are not fair valued because the investments mainly generate income from the operations of the underlying properties.

•
In 2017, we had certain investment funds for which we did not have enough influence to account for under the equity method in order to reflect the economics of the investment in the financial statements. We did not elect the fair value option for other similar investments as these investments are generally accounted for under the equity method of accounting.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The following tables present information regarding the assets and liabilities for which the fair value option was elected.

	December 31, 2018	December 31, 2017
	(in millions)
Commercial mortgage loans of consolidated VIEs (1) (2)
Fair value	$6.4	$9.3
Aggregate contractual principal	6.5	9.2

Real estate ventures (1)
Fair value	17.2	6.5

Investment funds (1)
Fair value	—	45.2

(1)	Reported with other investments in the consolidated statements of financial position.

(2)	None of the loans were more than 90 days past due or in non-accrual status.

	For the year ended December 31,
	2018	2017	2016

Commercial mortgage loans of consolidated VIEs
Change in fair value pre-tax loss (1) (2)	$(0.20)	$(0.40)	$(0.10)
Interest income (3)	0.7	0.9	1.2

Obligations of consolidated VIEs
Change in fair value pre-tax loss - instrument-specific credit risk (2) (4)	—	(0.10)	(9.80)
Change in fair value pre-tax loss (2)	—	(0.10)	(9.80)
Interest expense (5)	—	0.3	1.1

Real estate ventures
Change in fair value pre-tax gain (6)	1.7	3.8	1.5

Investment funds
Change in fair value pre-tax gain (6) (7)	—	1.7	2.8
Dividend income (6)	—	1.9	0.3

(1)	None of the change in fair value related to instrument-specific credit risk.

(2)	Reported in net realized capital gains (losses) on the consolidated statements of operations.

(3)	Reported in net investment income on the consolidated statements of operations and recorded based on the effective interest rates as determined at the closing of the loan.

(4)	Estimated based on credit spreads and quality ratings.

(5)	Reported in operating expenses on the consolidated statements of operations.

(6)	Reported in net investment income on the consolidated statements of operations.

(7)	Absent the fair value election, the change in fair value on the investments would be reported in OCI.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2018
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$14,662.2	$14,708.8	$—	$—	$14,708.8
Policy loans	755.9	916.3	—	—	916.3
Other investments	240.9	233.3	—	151.0	82.3
Cash and cash equivalents	860.5	860.5	860.5	—	—
Investment contracts	(31,867.10)	(30,739.20)	—	(4,085.70)	(26,653.50)
Long-term debt	(129.10)	(127.80)	—	—	(127.80)
Separate account liabilities	(95,341.60)	(94,488.70)	—	—	(94,488.70)
Bank deposits (1)	(500.00)	(489.10)	—	(489.10)	—
Cash collateral payable	(70.10)	(70.10)	(70.10)	—	—

	December 31, 2017
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$13,452.1	$13,744.8	$—	$—	$13,744.8
Policy loans	765.7	952.4	—	—	952.4
Other investments	218.4	215.6	—	141.0	74.6
Cash and cash equivalents	549.2	549.2	549.2	—	—
Investment contracts	(30,223.70)	(29,700.20)	—	(4,736.00)	(24,964.20)
Long-term debt	(50.50)	(49.00)	—	—	(49.00)
Separate account liabilities	(104,011.70)	(103,049.70)	—	—	(103,049.70)
Bank deposits (1)	(2,336.40)	(2,328.90)	(1,780.30)	(548.60)	—
Cash collateral payable	(106.60)	(106.60)	(106.60)	—	—

(1)	Deposit liabilities without defined or contractual maturities are no longer in scope of these disclosures upon adoption of authoritative guidance effective January 1, 2018.

17. Statutory Insurance Financial Information

We, the largest indirect subsidiary of PFG, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “State of Iowa”). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. For the years ended, December 31, 2018 and 2017, use of prescribed statutory accounting practices resulted in higher statutory surplus of $546.3 million and $275.6 million, respectively, relative to the accounting practices and procedures of the NAIC due to its accounting for reserve credits associated with a reinsurance transaction with an affiliated reinsurer. In addition, as of December 31, 2018 and 2017, our permitted statutory accounting practice relating to variable annuities with a guaranteed living benefit rider resulted in lower statutory surplus of $69.9 million and $123.9 million, respectively, relative to carrying certain interest rate swaps at book value rather than fair value, as if they received hedge accounting treatment for statutory. Statutory accounting practices differ

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.

We cede certain term and universal life insurance statutory reserves to our affiliated reinsurance subsidiaries on a funds withheld coinsurance basis. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2018 and 2017, our affiliated reinsurance subsidiaries assumed statutory reserves of $6,850.3 million and $5,977.3 million from us, respectively. In the states of Vermont and Delaware, the affiliated reinsurers had permitted and prescribed practices allowing for the admissibility of certain assets backing these reserves. As of December 31, 2018 and 2017, assets admitted under these practices totaled $2,852.0 million and $2,417.7 million, respectively.

Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2018, we met the minimum RBC requirements.

Our statutory net income and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2018	2017	2016
	(in millions)
Statutory net income	$1,017.6	$1,976.7	$996.7
Statutory capital and surplus	5,319.6	4,946.8	4,643.8

18. Revenues from Contracts with Customers

Administrative Service Fee Revenue

We offer service and trust agreements for defined contribution plans, including 401(k) plans, 403(b) plans, and employee stock ownership plans. The investment components of these service agreements are in the form of mutual fund offerings. In addition, plan sponsor trust services are also available through an affiliated trust company.

•
Fees and other revenues are earned for administrative activities performed for the defined contribution plans including recordkeeping and reporting as well as trust, asset management and investment services. The majority of these activities are performed daily over time. Fee-for-service transactions are also provided upon client request. These services are considered distinct or grouped into a bundle until a distinct performance obligation is identified. Some performance obligations are considered a series of distinct services, which are substantially the same and have the same pattern of transfer to the customer.

•
Fees and other revenues can be based on a fixed contractual rate for these services or can be variable based upon contractual rates applied to the market value of the client's investment portfolio each day. If the consideration for this series of performance obligations is based on daily market value, it is considered variable each day as the services are performed over time. The consideration becomes unconstrained and thus recognized as revenue for each day’s series of distinct services once the market value of the clients’ investment portfolios is determined at market close or carried over at the end of the day for days when the market is closed. Additionally, fixed fees and other revenues are recognized point-in-time as fee-for-service transactions upon completion.

We offer administrative services performed for our fee-for-service products, nonqualified benefit plans, separate accounts and dental networks.

•
Fees and other revenues are earned for administrative services performed, which include recordkeeping and reporting services. Services within contracts are not distinct on their own; however, we combine the services into a distinct bundle and account for the bundle as a single performance obligation, which is satisfied over time utilizing the output method as services are rendered. The transaction price corresponds with the performance completed to date, for which the value is recognized as revenue during the period. Variability of consideration is resolved at the end of each period and payments are due when billed.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Deposit Account Fee Revenue

We offer individual retirement accounts (“IRAs”) through our subsidiary, Principal Bank, which are primarily funded by retirement savings rolled over from qualified retirement plans. The IRAs are held in savings accounts, money market accounts and certificates of deposit. Revenues are earned through fees as the performance of establishing and maintaining IRA accounts is completed. Fee-for-service transactions are also provided upon client request. The establishment fees and annual maintenance fees are accrued into earnings over a period of time using the average account life. Upfront and recurring bank fees are related to performance obligations that have the same pattern of transfer to the customer and are recognized in income over time with control transferred to the customers utilizing the output method. These fees are based on a fixed contractual rate. Fixed fees and other revenues are also recognized point-in-time as fee-for-service transactions upon completion.

Commission Income

Commission income is earned through sponsored brokerage services. Performance obligations are satisfied at a point in time, upon delivery of a placed case, and the transaction price calculated per the compensation schedule is recognized as revenue.

Disaggregation of Revenues from Contracts with Customers

The following table summarizes the disaggregation of revenues from contracts with customers and reconciles totals to those reported in the consolidated financial statements. Revenues from contracts with customers are included in fees and other revenues on the consolidated statements of operations.

	For the year ended December 31,
	2018	2017	2016

	(in millions)
Administrative service fee revenue	$284.1	$288.0	$278.0
Deposit account fee revenue	10.5	10.2	8.8
Commission income	19.6	14.9	17.1
Other fee revenue	2.3	2.1	10.5
Total revenues from contracts with customers	316.5	315.2	314.4
Fees and other revenues not within the scope of revenue
recognition guidance (1)	1,905.7	1,866.9	1,686.1
Total fees and other revenues per consolidated statements of
operations	$2,222.2	$2,182.1	$2,000.5

(1)
Fees and other revenues not within the scope of the revenue recognition guidance primarily represent revenue on contracts accounted for under the financial instruments or insurance contracts standards.

Contract Costs

Sales compensation and other incremental costs of obtaining a contract are capitalized and amortized over the period of contract benefit if the costs are expected to be recovered. The contract cost asset, which is included in other assets on the consolidated statements of financial position, was $42.5 million as of December 31, 2018.
We apply the practical expedient for certain costs where we recognize the incremental costs of obtaining these contracts as an expense when incurred if the amortization period of the assets is one year or less. These costs, along with costs that are not deferrable, are included in operating expenses on the consolidated statements of operations.

Deferred contract costs consist primarily of commissions and variable compensation. We amortize capitalized contract costs on a straight-line basis over the expected contract life, reflecting lapses as they are incurred. Deferred contract costs on contracts are subject to impairment testing on an annual basis, or when a triggering event occurs that could warrant

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

an impairment. To the extent future revenues less future maintenance expenses are not adequate to cover the asset balance, an impairment is recognized. For the year ended December 31, 2018, $8.4 million of amortization expense was recorded in operating expenses on the consolidated statements of operations and no impairment loss was recognized in relation to the costs capitalized.

19. Stock‑Based Compensation Plans

As of December 31, 2018, our ultimate parent, PFG, sponsored the 2014 Stock Incentive Plan, the Employee Stock Purchase Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan ("Stock-Based Compensation Plans"), which resulted in expense to us. As of May 20, 2014, no new grants will be made under the Amended and Restated 2010 Stock Incentive Plan. No grants have been made under the Stock Incentive Plan since at least 2005. Under the terms of the 2014 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units under any plans. The following Stock-Based Compensation Plans information represents all share based compensation data related to us and our subsidiaries’ employees.

For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against income from continuing operations for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Compensation cost	$26.4	$28.4	$28.4
Related income tax benefit	5.2	9.8	8.3
Capitalized as part of an asset	1.9	2.5	2.8

Nonqualified Stock Options

Nonqualified stock options were granted to certain employees under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant, and expire ten years after the grant date. These options have graded vesting over a three-year period, except in the case of specific types of terminations.

The fair value of stock options is estimated using the Black‑Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2018	2017	2016
Expected volatility	26.0%	27.6%	31.7%
Expected term (in years)	7.0	7.0	6.5
Risk-free interest rate	2.8%	2.2%	1.5%
Expected dividend yield	3.19%	2.87%	4.07%
Weighted average estimated fair value	$14.85	$15.31	$8.91

We determine expected volatility based on a combination of historical volatility using daily price observations and implied volatility from traded options on PFG common stock. We believe that incorporating both historical and implied volatility into our expected volatility assumption calculation better reflects market expectations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

As of December 31, 2018, we had $1.3 million of total unrecognized compensation cost related to nonvested stock options. The cost is expected to be recognized over a weighted‑average service period of approximately 1.8 years.

Performance Share Awards

Performance share awards were granted to certain employees under the 2014 Stock Incentive Plan and the Amended and Restated 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of specific types of terminations) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost will be recognized and any previously recognized compensation cost will be reversed. These awards have no maximum contractual term. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of performance share awards is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of performance share awards granted during 2018, 2017 and 2016 was $63.98, $62.78 and $37.38, respectively.

As of December 31, 2018, we had $1.8 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted‑average service period of approximately 1.6 years.

Restricted Stock Units

Restricted stock units were granted to certain employees and agents under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and Stock Incentive Plan. Restricted stock units are treated as equity awards and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of specific types of terminations), all vesting stops and unvested units are forfeited. These awards have no maximum contractual term. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of restricted stock units is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of restricted stock units granted during 2018, 2017 and 2016 was $63.77, $62.80 and $37.45, respectively.

As of December 31, 2018, we had $17.4 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted‑average period of approximately 1.7 years.

Employee Stock Purchase Plan

Under the Employee Stock Purchase Plan, participating employees had the opportunity to purchase shares of PFG common stock on a semi-annual basis through 2017. Beginning in 2018, participating employees had the opportunity to purchase shares of our common stock on a quarterly basis. Employees may purchase up to $25,000 worth of PFG common stock each year. Employees may purchase shares of PFG common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever is lower.

We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted‑average fair value of the discount on the stock purchased was $9.27, $14.72 and $14.00 during 2018, 2017 and 2016, respectively.

PART C
OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)	Financial Statements included in the Registration Statement

(1)	Part A:
Item 29 Condensed Financial Information for the 10 years ended December 31, 2018

(2)	Part B:
Principal Life Insurance Company Separate Account B:
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities, December 31, 2018
Statements of Operations for the year ended December 31, 2018
Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017
Notes to Financial Statements
Principal Life Insurance Company:
Report of Independent Registered Public Accounting Firm
Consolidated Statements of Financial Position at December 31, 2018 and 2017
Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016
Consolidated Statements of Stockholder's Equity for the years ended December 31, 2018, 2017 and 2016
Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016
Notes to Consolidated Financial Statements

(3)	Part C
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm on Schedules*
Schedule I - Summary of Investments - Other Than Investments in Related Parties As of December 31, 2018 *
Schedule III - Supplementary Insurance Information as of December 31, 2018, 2017 and 2016 and for each of the years then ended *
Schedule IV - Reinsurance as of December 31, 2018, 2017 and 2016 and for each of the years then ended *
All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(b) Exhibits
(1)	Resolution of Board of Directors of the Depositor (filed with the Commission on filed on 09/14/1998)
(3a)	Distribution Agreement (filed 09/14/1998)
(3b)	Selling Agreement (filed 4/20/1999)
(4a)	Form of Variable Annuity Contract (filed 09/14/1998)
(4b)	Form of Variable Annuity Contract (filed 09/14/1998)
(5)	Form of Variable Annuity Application (filed 09/14/1998)
(6a)	Articles of Incorporation of the Depositor (filed 09/14/1998)
(6b)	Bylaws of Depositor (filed 09/14/1998)

(8)	Participation Agreements
a. American Century
(1)
American Century Investment Services, Inc. Shareholder Services Agreement dated 04/01/1999 as amended on 05/01/2001, 05/01/2002, 05/01/2004, and 10/13/2005 (filed with the Commission for 333-116220 as Ex-99.8C1 on 05/01/2008 Accession No. 0000950137-08-006515)

	(2)	American Century Investment Services, Inc. Amendment No. 5 to Shareholder Services Agreement dated 06/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(3)	American Century Investment Services, Inc. Amendment No. 6 and Joinder to Shareholder Service Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(4)	American Century Investment Services, Inc. Amendment No. 7 to Shareholder Service Agreement dated 03/20/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(5)	American Century Investment Services, Inc. Rule 22c-2 Agreement (filed with the Commission as Ex-99.8C2 on 05/01/08 Accession No. 0000950137-08-006515)
	(6)	American Century Investment Services, Inc. Amendment No. 1 to Rule 22c-2 Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

b. Franklin Templeton
(1)	Franklin Templeton Distributors, Inc. Amended and Restated Participation Agreement dated 11/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	Franklin Templeton Distributors, Inc. Amendment No. 1 to Amended and Restated Participation Agreement dated 09/10/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	Franklin Templeton Distributors, Inc. Amendment No. 2 to Amended and Restated Participation Agreement dated 08/16/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)
Franklin Templeton Distributors, Inc. Addendum to the Amended and Restated Participation Agreement Addendum dated 05/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(5)	Franklin Templeton Distributors, Inc. Amendment No. 3 to Amended and Restated Participation Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)	Franklin Templeton Distributors, Inc. Amendment No. 4 to Amended and Restated Participation Agreement dated 09/16/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(7)	Franklin Templeton Distributors, Inc. Amendment No. 5 to Amended and Restated Participation Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8)	Franklin Templeton Services, LLC Administrative Services Agreement dated 12/14/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(9)	Franklin Templeton Services, LLC Amendment No. 1 to Administrative Services Agreement dated 09/10/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(10)	Franklin Templeton Services, LLC Amendment No. 2 to Administrative Services Agreement dated 04/20/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(11)	Franklin Templeton Services, LLC Amendment No. 3 to Administrative Services Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(12)	Franklin Templeton Services, LLC Amendment No. 4 to Administrative Services Agreement dated 05/24/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(13)	Franklin Templeton Services, LLC Amendment 5 to Administrative Services Agreement dated May 1, 2014 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000043)
(14)	Franklin Templeton Services, LLC Amendment 6 to Administrative Services Agreement dated August 30, 2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000043)
(15)	Franklin Templeton Distributors, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(16)	Franklin Templeton Amendment to Shareholder Information Agreement (22c-2) dated April 2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000046)
(17)	Franklin Templeton Amendment to Participation Agreement Addendum dated March 31, 2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000046)

c. Principal Variable Contracts Funds, Inc.
(1)	Principal Variable Contracts Funds, Inc. Participation Agreement dated 01/05/2007 (filed with the commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 1 dated 06/01/2007 (filed with the commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 2 dated 01/01/2010 (filed with the commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 3 (letter) dated 06/17/2010 (filed with the commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 4 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment No. 5 dated 02/09/2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000046)
(7)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment No. 6 dated 08/10/2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000043)
(8)	Principal Variable Contracts Funds, Inc. 12b-1 Letter dated 12/30/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(9)	Principal Variable Contracts Funds, Inc. 12b-1 Letter Amendment No. 1 dated 11/09/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(10)	Principal Variable Contracts Funds, Inc. Rule 22c-2 dated 04/16/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(11)	Principal Variable Contracts Funds, Inc. Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(9)	Opinion of Counsel (filed 9/14/98)
(10a)	Consent of Ernst & Young LLP *
(10b)	Powers of Attorney (filed with the Commission on 04/27/2018 Accession No. 0000009713-18-000045)
(10c)	Consent of Counsel *
(11)	Financial Statement Schedules *
(13a)	Total Return Calculation (filed 4/26/01)
(13b)	Annualized Yield for Separate Account B (filed 4/26/01)
* Filed Herein
** To be filed by Amendment.

Item 25. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD 28556 Chianti Terrace Bonita Springs, FL 34135	Director Chair, Human Resources Committee Member, Audit and Executive Committees
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Member, Nominating and Governance Committee
MICHAEL T. DAN 495 Rudder Road Naples, FL 34102	Director Member, Human Resources and Nominating and Governance Committees
C. DANIEL GELATT, JR. NMT Corporation 2004 Kramer Street La Crosse, WI 54603	Director Member, Audit and Human Resources Committees
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
ROGER C. HOCHSCHILD Discover Financial Services 2500 Lake Cook Road Riverwoods, IL 60015	Director Member, Audit Committee
DANIEL J. HOUSTON Principal Financial Group Des Moines, IA 50392	Director Chairman of the Board and Chair, Executive Committee Principal Life: Chairman, President and Chief Executive Officer
SCOTT M. MILLS BET Networks 1540 Broadway New York, NY 10036	Director Chair, Nominating and Governance Committee Member, Human Resources Committee
DIANE C. NORDIN 140 Monument Street Concord, MA 01742	Director Member, Audit and Human Resources Committee
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Nominating and Governance Committee
ELIZABETH E. TALLETT 21 Deepwater Point Moultonborough, NH 03254	Director Member, Executive, Human Resources and Nominating and Governance Committees

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
DAVID M. BLAKE(1)	Senior Executive Director - Fixed Income
PEDRO ESTEBAN BORDA TERUGGI(1)	Senior Vice President and Chief Operating Officer - Principal International
NICHOLAS M. CECERE(1)	Senior Vice President - USIS Distribution
JON N. COUTURE(1)	Senior Vice President and Chief Human Resources Officer
TIMOTHY M. DUNBAR(1)	President - Principal Global Asset Management
AMY C. FRIEDRICH(1)	President U.S. Insurance Solutions
GINA L. GRAHAM(1)	Vice President and Treasurer
PATRICK G. HALTER(1)	Chief Executive Officer and President - Principal Global Investors
ELIZABETH B. HAPPE(1)	Senior Vice President and Chief Compliance Officer
MARK S. LAGOMARCINO(1)	Senior Vice President and Deputy General Counsel
JULIA M. LAWLER(1)	Executive Vice President and Chief Risk Officer
GREGORY A. LINDE(1)	Senior Vice President Individual Life
BARBARA A. MCKENZIE(1)	Senior Executive Director - Investments
DENNIS J. MENKEN(1)	Senior Vice President and Chief Investment Officer - Principal Life Insurance Company
GERALD W. PATTERSON(1)	Senior Vice President Retirement and Income Solutions
SRINIVAS D. REDDY(1)	Senior Vice President - Retirement and Income Solutions
ANGELA R. SANDERS(1)	Senior Vice President and Controller
RENEE V. SCHAAF(1)	President - Retirement and Income Solutions
GARY P. SCHOLTEN(1)	Executive Vice President, Chief Information Officer and Chief Digital Officer
KAREN E. SHAFF(1)	Executive Vice President, General Counsel and Secretary
ELLEN W. SHUMWAY(1)	Senior Executive Director - Strategy and Investments
DEANNA D. STRABLE(1)	Executive Vice President and Chief Financial Officer
LUIS E. VALDES(1)	President - International Asset Management and Accumulation
LEANNE M. VALENTINE(1)	Senior Vice President and Deputy General Counsel
ROBERTO WALKER(2)	Senior Vice President and President, Principal Financial Group - Latin America

(1)	711 High Street
Des Moines, IA 50392

(2)	Principal Vida Chile
Av Apoquindo 3600
Las Condes
Santiago, Chile

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.

The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2018 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2018)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments LTD*#	Cayman Islands	100
-->Claritas Administracao de Recursos LTDA*#	Brazil	73.75
-->PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
-->Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
-->Principal International, LLC.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Global Investors (Asia) Limited*#	Hong Kong	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Trust Company (Bermuda) Limited*#	Bermuda	100
-->CIMB - Principal Asset Management Berhad*	Malaysia	60
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->CIMB - Principal Asset Management (S) PTE LTD*#	Singapore	100
-->CIMB - Principal Asset Management Company Limited*	Thailand	99.99
-->Finansa Asset Management Limited *#<	Thailand	100
-->PT CIMB Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Global Investors Holding Company, LLC*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
-->Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
-->Principal Global Investors (EU) Limited*	Ireland	100
-->Principal Global Investors (Switzerland) GMBH*	Switzerland	100
-->PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	83.52
-->PGI Finisterre Holding Company LTD*	Wales/United Kingdom	100
-->Finisterre Holdings Limited*	Malta	88.3
-->Finisterre Capital UK Limited*	Wales/United Kingdom	100
-->Finisterre Capital LLP*	Wales/United Kingdom	86
-->Finisterre Malta Limited*	Malta	100
-->Finisterre USA, Inc.*	Delaware	100
-->Principal Real Estate Europe Limited	Wales/United Kingdom	100
-->Principal Opportunity Fund LP	Wales/United Kingdom	100
-->Principal Real Estate Limited	Wales/United Kingdom	100
-->Benelux Industrial Partnership General Partner B.V.	Netherlands	100

-->INTERNOS Real Estate Limited	Wales/United Kingdom	100
-->Principal Hotel Immobilienfonds II General Partner S.ã.r.l.	Luxembourg	100
-->Principal Real Estate B.V.	Netherlands	100
-->Principal Real Estate GmbH	Germany	100
-->Principal Real Estate Kapitalverwaltungsgesellschaft mbH	Germany	94.9
-->Principal Real Estate S.ã.r.l.	Luxembourg	100
-->Principal Real Estate SAS	France	100
-->Principal Real Estate S.L.	Spain	100
-->Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->Principal Global Investors Holding Company (US), LLC*#	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->SAMI Brokerage LLC	Connecticut	100
-->CCIP, LLC*#<	Delaware	100
--> Columbus Circle Investors*#<	Delaware	100
--> Post Advisory Group, LLC*#<	Delaware	79.18
--> Principal Commercial Funding, LLC*#<	Delaware	100
--> Principal Global Columbus Circle, LLC*#<	Delaware	100
--> CCI Capital Partners, LLC *#<	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Financial Advisors, Inc.*#	Iowa	100
-->Principal Global Investors Trust Company*#	Oregon	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->CIMB Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
-->Principal Financial Group (Mauritius) LTD*#	Mauritius	100
-->Principal Asset Management Private Limited*#	India	78.6
-->Principal Trustee Company Private Limited*#	India	70
-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company+#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC*#<	Delaware	100
-->Petula Prolix Development Company*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Principal Advised Services, LLC	Delaware	100
-->Equity FC, LTD*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health*#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Reinsurance Company of Delaware II*#<	Delaware	100
-->Principal Financial Services (Australia), LLC*#	Iowa	100

-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Global Services Private Limited*#	India	100
-->CCB Principal Asset Management Company, LTD*	China	25
-->Principal Financial Services I (US), LLC*#	Delaware	100
-->Principal Financial Services II (US), LLC*#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP*#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services Asia LTD*#	United Kingdom	100
-->Principal Global Investors Asia (UK) Ltd	United Kingdom	100
-->Principal International Asia (UK) Ltd	United Kingdom	100
-->Principal International India LTD*#	United Kingdom	100
-->Principal Financial Services VI (UK) LTD*#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
-->Liongate Limited*	Malta	100
-->Liongate Capital Management LLP*	Wales/United Kingdom	100
-->LGCM (Cayman) Limited*	Cayman Islands	100
-->Liongate Capital Management (Cayman) Limited*	Cayman Islands	100
-->Liongate Capital Management (UK) Limited*	Wales/United Kingdom	100
-->Liongate Capital Management Limited*	Malta	100
-->Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International Mexico, LLC*#	Delaware	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Pensiones, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100
-->Principal Ahorro e Inversiones S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.*#	Chile	100
-->Hipotecaria Security Principal, S.A.*	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Principal Securities, Inc.	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Principal Investors Corporation*#	New Jersey	100
-->Principal Innovations, Inc.	Delaware	89.6
-->RobustWealth, Inc.	Delaware	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 27. Number of Contractowners - As of March 31, 2019

(1)	(2)
Number of
Title of Class	Contractowners
BFA Variable Annuity Contracts	6
Pension Builder Plus Contracts	51
Personal Variable Contracts	8
Premier Variable Contracts	19
Flexible Variable Annuity Contract	16,533
Freedom Variable Annuity Contract	633
Freedom 2 Variable Annuity Contract	215
Investment Plus Variable Annuity Contract	60,746
Principal Lifetime Income Solutions	1,000
Principal Pivot Series Variable Annuity	1,843
Principal Lifetime Income Solutions II	5,097

Item 28. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.

Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. (formerly Princor Financial Services Corporation) acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

(b)    Management

(b1)	(b2)
Name and principal	Positions and offices
business address	with principal underwriter

Carla Beitzel	Vice President/Distribution
Principal Financial Group(1)

Nicholas M. Cecere	Senior Vice President and Director
Principal Financial Group(1)

Scott A. Christensen	Chief Financial Officer
Principal Financial Group(1)

William Dunker	AML Officer
Principal Financial Group(1)

Nora M. Everett	Director
Principal Financial Group(1)

Stephen G. Gallaher	Assistant General Counsel/Assistant Corporate Secretary
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Lee M. Harms	Chief Information Security Officer
Principal Financial Group(1)

Doug Hodgson	Vice President/Chief Compliance Officer
Principal Financial Group(1)

Grady Holt	Vice President - Advisory Services
Principal Financial Group(1)

Julia M. Lawler	Director
Principal Financial Group(1)

Julie LeClere	Senior Vice President/Managing Director
Principal Financial Group(1)

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Martin R. Richardson	Vice President - Broker Dealer Operations
Principal Financial Group(1)

Karen E. Shaff	Executive Vice President/General Counsel/Corporate Secretary
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

Jeffrey A. Van Baale	Chief Information Officer
Principal Financial Group(1)

Traci L. Weldon	Senior Vice President
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309
(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. (formerly Princor Financial Services Corporation)	$36,448,817.80	0	0	0

Item 30. Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31. Management Services

N/A

Item 32. Undertakings

The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59½, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance on SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

1.
Registrant has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.
Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

4.
Registrant will obtain from each Plan Participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 29th day of April, 2019.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman of the Board
Director, Chairman, President and Chief Executive Officer

Attest:

/s/ Clint Woods
Clint Woods
Assistant Corporate Secretary and Governance Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ D. J. Houston	Director, Chairman of the Board	April 29, 2019
D. J. Houston	Chairman, President, and Chief Executive Officer

/s/ A. R. Sanders	Senior Vice President and Controller	April 29, 2019
A. R. Sanders	(Principal Accounting Officer)

/s/ D. D. Strable-Soethout	Executive Vice President and	April 29, 2019
D. D. Strable-Soethout	Chief Financial Officer
(Principal Financial Officer)

(B. J. Bernard)*	Director	April 29, 2019
B. J. Bernard

(J. Carter-Miller)*	Director	April 29, 2019
J. Carter-Miller

(M. T. Dan)*	Director	April 29, 2019
M. T. Dan

(C. D. Gelatt, Jr.)*	Director	April 29, 2019
C. D. Gelatt, Jr.

(S. L. Helton)*	Director	April 29, 2019
S. L. Helton

(R. C. Hochschild)*	Director	April 29, 2019
R. C. Hochschild

(S. M. Mills)*	Director	April 29, 2019
S. M. Mills

(D. C. Nordin)*	Director	April 29, 2019
D. C. Nordin

(B. C. Pickerell)*	Director	April 29, 2019
B. C. Pickerell

(E. E. Tallett)*	Director	April 29, 2019
E. E. Tallett

*By	/s/ D. J. Houston
D. J. Houston
Director, Chairman of the Board
Chairman, President and Chief Executive Officer

*	Pursuant to Powers of Attorney Previously Filed on April 27, 2018